UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08690

MassMutual Premier Funds

(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Eric Wietsma	01111
1295 State Street, Springfield, MA
(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 9/30/13

Date of reporting period: 12/31/12

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 105.4%
Certificate of Deposit — 1.0%
Bank of Nova Scotia FRN 0.631% 2/22/13	$4,000,000	$4,002,406

Commercial Paper — 83.5%
7 - Eleven (a) 0.130% 1/03/13	10,000,000	9,999,928
Air Products & Chemicals, Inc. (a) 0.160% 1/11/13	4,000,000	3,999,822
Air Products & Chemicals, Inc. (a) 0.160% 1/17/13	1,000,000	999,929
Air Products & Chemicals, Inc. (a) 0.200% 1/04/13	5,775,000	5,774,904
American Honda Finance Corp. 0.122% 1/07/13	7,500,000	7,499,850
American Honda Finance Corp. 0.140% 1/07/13	3,000,000	2,999,930
Anheuser-Busch InBev Worldwide, Inc. (a) 0.180% 1/14/13	7,930,000	7,929,485
Anheuser-Busch InBev Worldwide, Inc. (a) 0.180% 1/18/13	2,500,000	2,499,788
Baker Hughes, Inc. (a) 0.190% 3/28/13	1,900,000	1,899,138
Baker Hughes, Inc. (a) 0.213% 3/11/13	5,000,000	4,997,988
Bank of Nova Scotia 0.120% 1/07/13	3,700,000	3,699,926
Bank of Nova Scotia 0.205% 1/23/13	3,000,000	2,999,624
BASF Aktiengesellschaft (a) 0.120% 1/29/13	10,500,000	10,499,020
BMW US Capital LLC (a) 0.193% 2/05/13	10,500,000	10,498,060
BP Capital Markets PLC (a) 0.180% 1/03/13	8,650,000	8,649,913
BP Capital Markets PLC (a) 0.203% 1/03/13	1,150,000	1,149,987
BP Capital Markets PLC (a) 0.223% 1/14/13	1,000,000	999,921
Cargill Global Funding PLC (a) 0.160% 1/03/13	10,500,000	10,499,907
Caterpillar Financial Services Co. 0.180% 3/04/13	5,000,000	4,998,450
Caterpillar Financial Services Co. 0.183% 3/04/13	5,000,000	4,998,450
The Coca-Cola Co. (a) 0.223% 2/04/13	5,850,000	5,848,784
The Coca-Cola Co. (a) 0.250% 2/01/13	4,150,000	4,149,107

	Principal Amount	Value
Dover Corp. (a) 0.130% 1/02/13	$10,500,000	$10,499,962
Emerson Electric Co. (a) 0.150% 1/23/13	3,000,000	2,999,725
Emerson Electric Co. (a) 0.150% 1/28/13	7,000,000	6,999,212
General Electric Capital Corp. 0.200% 5/01/13	10,000,000	9,993,333
Google, Inc. (a) 0.140% 1/04/13	10,800,000	10,799,874
IBM Corp. (a) 0.070% 1/02/13	5,000,000	4,999,990
Illinois Tool Works, Inc. (a) 0.120% 1/07/13	10,500,000	10,499,790
Kimberly-Clark Worldwide, Inc. (a) 0.091% 1/10/13	5,000,000	4,999,888
Kimberly-Clark Worldwide, Inc. (a) 0.111% 1/11/13	5,235,000	5,234,840
McDonald’s Corp. (a) 0.140% 1/28/13	6,500,000	6,499,317
National Rural Utilities Cooperative Finance Corp. 0.142% 1/04/13	10,500,000	10,499,877
Nestle Capital Corp. (a) 0.203% 5/21/13	4,000,000	3,996,889
Nestle Capital Corp. (a) 0.274% 4/22/13	5,000,000	4,995,838
Nestle Capital Corp. (a) 0.315% 8/27/13	610,000	608,750
NSTAR Electric Co. 0.304% 1/07/13	10,500,000	10,499,475
Paccar Financial Corp. 0.140% 1/04/13	5,600,000	5,599,935
Paccar Financial Corp. 0.140% 2/04/13	5,000,000	4,999,339
Praxair, Inc. 0.110% 1/09/13	5,000,000	4,999,878
Precision Castparts Corp. (a) 0.150% 1/17/13	10,500,000	10,499,300
Procter & Gamble Co. (a) 0.160% 2/05/13	10,000,000	9,998,444
Reckitt Benckiser Treasury Services PLC (a) 0.200% 3/12/13	10,000,000	9,996,111
Roche Holding, Inc. (a) 0.100% 1/07/13	2,500,000	2,499,958
Rockwell Automation, Inc. (a) 0.233% 1/09/13	10,500,000	10,499,463
Sigma-Aldrich Corp. (a) 0.150% 1/03/13	10,500,000	10,499,912
Toyota Motor Credit Corp. 0.132% 1/08/13	10,500,000	10,499,735

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Union Bank NA 0.100% 3/01/13	$4,200,000	$4,199,312
Union Bank NA 0.140% 1/11/13	6,300,000	6,299,755
United Healthcare Co. (a) 0.304% 1/09/13	10,500,000	10,499,300
Wal-Mart Stores, Inc. (a) 0.100% 1/29/13	9,200,000	9,199,284
Walt Disney Co. (a) 0.160% 2/11/13	10,450,000	10,448,096
Wisconsin Gas Co. 0.220% 1/03/13	10,500,000	10,499,872

		352,956,365

Corporate Debt — 7.3%
Berkshire Hathaway, Inc., FRN 0.740% 2/11/13	11,290,000	11,298,024
Commonwealth Bank of Australia FRN (a) 0.859% 3/19/13	10,000,000	10,011,238
Sanofi FRN 0.510% 3/28/13	9,500,000	9,507,904

		30,817,166

Discount Notes — 3.4%
Federal Home Loan Bank Discount Notes 0.125% 3/01/13	800,000	799,836
Federal Home Loan Bank Discount Notes 0.150% 5/31/13	2,300,000	2,298,563
Federal Home Loan Bank Discount Notes 0.150% 6/19/13	1,000,000	999,296
Federal Home Loan Mortgage Corp. 0.130% 5/13/13	800,000	799,619
Federal Home Loan Mortgage Corp. 0.140% 2/12/13	200,000	199,967
Federal Home Loan Mortgage Corp. 0.150% 4/01/13	2,850,000	2,848,931
Federal Home Loan Mortgage Corp. 0.160% 3/19/13	1,000,000	999,658
Federal Home Loan Mortgage Corp. 0.165% 1/07/13	2,180,000	2,179,940
Federal National Mortgage Association 0.110% 3/01/13	3,000,000	2,999,459
Federal National Mortgage Association 0.160% 1/02/13	419,000	418,998

		14,544,267

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/13	$173,464	$173,464

U.S. Treasury Bonds & Notes — 10.2%
U.S. Treasury Note 0.125% 8/31/13	12,500,000	12,496,819
U.S. Treasury Note 0.625% 1/31/13	13,745,000	13,749,861
U.S. Treasury Note 0.625% 4/30/13	9,800,000	9,814,559
U.S. Treasury Note 1.375% 2/15/13	7,200,000	7,210,302

		43,271,541

TOTAL SHORT-TERM INVESTMENTS (Cost $445,765,209)		445,765,209

TOTAL INVESTMENTS — 105.4% (Cost $445,765,209) (b)		445,765,209

Other Assets/(Liabilities) — (5.4)%		(22,903,563)

NET ASSETS — 100.0%		$422,861,646

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to a value of $257,680,862 or 60.94% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 66.4%

CORPORATE DEBT — 37.9%
Advertising — 0.4%
WPP Finance 8.000% 9/15/14	$1,515,000	$1,675,348

Agriculture — 0.1%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	550,000	573,997

Auto Manufacturers — 0.3%
Volvo Treasury AB (a) 5.950% 4/01/15	1,475,000	1,609,734

Automotive & Parts — 0.3%
Lear Corp. 8.125% 3/15/20	1,025,000	1,155,688

Banks — 1.4%
Capital One Financial Corp. 2.125% 7/15/14	300,000	305,394
Capital One Financial Corp. 7.375% 5/23/14	270,000	293,713
First Horizon National Corp. 5.375% 12/15/15	841,000	919,352
ICICI Bank Ltd. (a) 5.500% 3/25/15	2,335,000	2,468,525
Regions Financial Corp. 7.750% 11/10/14	2,500,000	2,772,000

		6,758,984

Beverages — 0.3%
Constellation Brands, Inc. 8.375% 12/15/14	1,385,000	1,547,737

Building Materials — 1.2%
CRH America, Inc. 5.300% 10/15/13	1,675,000	1,730,328
Lafarge North America, Inc. 6.875% 7/15/13	1,250,000	1,275,400
Lafarge SA (a) 6.200% 7/09/15	1,100,000	1,188,000
Masco Corp. 4.800% 6/15/15	1,090,000	1,141,759
Masco Corp. 7.125% 8/15/13	400,000	411,566

		5,747,053

Chemicals — 1.5%
Cabot Corp. 5.000% 10/01/16	875,000	977,071
Incitec Pivot Ltd. (a) 4.000% 12/07/15	2,180,000	2,292,486
LyondellBasell Industries NV 5.000% 4/15/19	450,000	497,250
RPM International, Inc. 6.125% 10/15/19	850,000	992,239

	Principal Amount	Value
RPM International, Inc. 6.250% 12/15/13	$2,300,000	$2,410,982

		7,170,028

Commercial Services — 0.8%
Brambles USA, Inc. (a) 3.950% 4/01/15	660,000	688,079
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	465,000	480,112
Equifax, Inc. 4.450% 12/01/14	2,280,000	2,403,964

		3,572,155

Computers — 0.5%
Affiliated Computer Services, Inc. 5.200% 6/01/15	1,145,000	1,230,779
Brocade Communications Systems, Inc. 6.625% 1/15/18	80,000	82,600
Hewlett-Packard Co. 2.125% 9/13/15	370,000	369,744
Hewlett-Packard Co. 2.200% 12/01/15	675,000	675,923

		2,359,046

Diversified Financial — 5.6%
American Express Co. 7.250% 5/20/14	545,000	593,073
Citigroup, Inc. 5.500% 10/15/14	320,000	343,309
Citigroup, Inc. 6.375% 8/12/14	2,270,000	2,453,075
CNH Capital LLC (a) 3.875% 11/01/15	450,000	464,063
ERAC USA Finance LLC (a) 5.900% 11/15/15	1,000,000	1,123,558
Ford Motor Credit Co. LLC 2.750% 5/15/15	650,000	663,371
Ford Motor Credit Co. LLC 3.000% 6/12/17	550,000	565,084
Ford Motor Credit Co. LLC 3.875% 1/15/15	835,000	870,774
Ford Motor Credit Co. LLC 8.700% 10/01/14	1,125,000	1,259,980
The Goldman Sachs Group, Inc. 3.300% 5/03/15	1,500,000	1,563,385
The Goldman Sachs Group, Inc. 5.150% 1/15/14	1,075,000	1,121,124
The Goldman Sachs Group, Inc. 6.000% 5/01/14	675,000	718,367
Hyundai Capital America (a) 3.750% 4/06/16	2,315,000	2,443,177
International Lease Finance Corp. 5.625% 9/20/13	300,000	307,500

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
International Lease Finance Corp. 5.750% 5/15/16	$805,000	$848,542
Janus Capital Group, Inc. 6.700% 6/15/17	925,000	1,057,197
JP Morgan Chase & Co. 3.450% 3/01/16	2,365,000	2,511,656
JPMorgan Chase & Co. 5.125% 9/15/14	2,300,000	2,446,151
Lazard Group LLC 7.125% 5/15/15	805,000	894,905
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,800,000	1,807,814
Morgan Stanley 2.875% 7/28/14	1,500,000	1,533,016
Morgan Stanley 6.000% 4/28/15	950,000	1,034,748

		26,623,869

Electric — 1.6%
Ameren Corp. 8.875% 5/15/14	2,061,000	2,255,394
CMS Energy Corp. 2.750% 5/15/14	1,575,000	1,597,207
Ipalco Enterprises, Inc. (a) 7.250% 4/01/16	2,250,000	2,497,500
Kansas Gas & Electric Co. 5.647% 3/29/21	375,912	425,299
Kiowa Power Partners LLC (a) 4.811% 12/30/13	63,953	64,393
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	119,870	122,654
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	371,504	408,506

		7,370,953

Electronics — 0.4%
Avnet, Inc. 5.875% 3/15/14	1,890,000	1,975,171

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	465,000	480,279

Foods — 0.5%
TreeHouse Foods, Inc. 7.750% 3/01/18	875,000	949,375
Tyson Foods, Inc. 6.600% 4/01/16	1,360,000	1,558,485

		2,507,860

Forest Products & Paper — 0.5%
Domtar Corp. 7.125% 8/15/15	750,000	839,512
Rock-Tenn Co. 5.625% 3/15/13	1,430,000	1,437,502

		2,277,014

	Principal Amount	Value
Gas — 0.1%
Southern Union Co. VRN 3.330% 2/19/13	$575,000	$492,344

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	350,000	350,514

Health Care – Products — 0.3%
Boston Scientific Corp. 4.500% 1/15/15	1,265,000	1,344,624

Health Care – Services — 0.4%
Apria Healthcare Group, Inc. 11.250% 11/01/14	725,000	749,469
WellPoint, Inc. 1.875% 1/15/18	1,055,000	1,068,102

		1,817,571

Holding Company – Diversified — 0.5%
Leucadia National Corp. 7.000% 8/15/13	460,000	473,225
Leucadia National Corp. 8.125% 9/15/15	1,700,000	1,912,500

		2,385,725

Home Builders — 0.1%
Toll Brothers Finance Corp. 4.950% 3/15/14	275,000	285,729

Home Furnishing — 0.3%
Sealy Mattress Co. (a) 10.875% 4/15/16	1,071,000	1,135,260
Whirlpool Corp. 8.600% 5/01/14	135,000	147,831

		1,283,091

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	300,000	304,316

Insurance — 1.1%
American International Group, Inc. 3.000% 3/20/15	1,750,000	1,820,903
American International Group, Inc. 3.650% 1/15/14	120,000	123,210
Genworth Financial, Inc. 5.750% 6/15/14	2,325,000	2,443,798
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	515,000	544,193

		4,932,104

Investment Companies — 0.2%
Xstrata Finance Canada (a) 2.850% 11/10/14	550,000	564,520
Xstrata Finance Canada Ltd. (a) 1.800% 10/23/15	500,000	502,715

		1,067,235

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Iron & Steel — 1.0%
ArcelorMittal 4.250% 2/25/15	$1,500,000	$1,515,093
ArcelorMittal 9.500% 2/15/15	1,290,000	1,435,556
Commercial Metals Co. 5.625% 11/15/13	1,750,000	1,802,500

		4,753,149

Leisure Time — 0.5%
Harley-Davidson Financial Services, Inc. (a) 3.875% 3/15/16	2,300,000	2,468,813

Lodging — 0.2%
Wynn Las Vegas LLC 7.750% 8/15/20	975,000	1,111,500

Machinery – Diversified — 0.2%
Roper Industries, Inc. 1.850% 11/15/17	1,125,000	1,124,160

Manufacturing — 1.7%
General Electric Co. 0.850% 10/09/15	1,555,000	1,560,482
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	1,779,000	1,968,830
Textron, Inc. 6.200% 3/15/15	2,500,000	2,740,075
Tyco Electronics Group SA 6.550% 10/01/17	1,461,000	1,751,901

		8,021,288

Media — 0.3%
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	600,000	652,500
Scholastic Corp. 5.000% 4/15/13	575,000	577,156

		1,229,656

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	335,000	357,969

Mining — 0.5%
Vale Overseas Ltd. 6.250% 1/11/16	2,130,000	2,396,459

Office Equipment/Supplies — 0.5%
Xerox Corp. 4.250% 2/15/15	250,000	262,922
Xerox Corp. 8.250% 5/15/14	1,755,000	1,914,330

		2,177,252

Oil & Gas — 1.0%
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	105,000	84,788
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	1,065,000	958,500

	Principal Amount	Value
Newfield Exploration Co. 6.875% 2/01/20	$550,000	$588,500
PetroBakken Energy Ltd., Convertible (b) 3.125% 2/08/16	600,000	593,700
Petrobras International Finance Co. 2.875% 2/06/15	1,900,000	1,949,580
Transocean, Inc. 4.950% 11/15/15	500,000	547,462

		4,722,530

Oil & Gas Services — 0.1%
Weatherford International Ltd. 4.500% 4/15/22	300,000	318,378

Packaging & Containers — 0.1%
Rock-Tenn Co. (a) 3.500% 3/01/20	650,000	667,156

Pharmaceuticals — 1.0%
AbbVie, Inc. (a) 1.750% 11/06/17	500,000	505,439
Aristotle Holding, Inc. (a) 2.100% 2/12/15	2,500,000	2,546,637
Mylan, Inc. (a) 7.625% 7/15/17	340,000	382,115
Mylan, Inc. (a) 7.875% 7/15/20	950,000	1,122,673

		4,556,864

Pipelines — 0.4%
Enogex LLC (a) 6.875% 7/15/14	930,000	988,634
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	275,000	296,949
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	725,000	741,312

		2,026,895

Real Estate — 1.8%
Colonial Realty LP 6.250% 6/15/14	2,225,000	2,369,307
ProLogis LP 5.625% 11/15/15	2,090,000	2,306,095
ProLogis LP, Series A 5.750% 4/01/16	2,000,000	2,228,994
ProLogis LP 5.900% 8/15/13	1,350,000	1,384,429

		8,288,825

Real Estate Investment Trusts (REITS) — 4.9%
American Tower Corp. 4.625% 4/01/15	2,430,000	2,582,990
Boston Properties LP 5.625% 4/15/15	3,000,000	3,294,408
Developers Diversified Realty Corp. 5.500% 5/01/15	1,995,000	2,161,108

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Duke Realty LP 5.950% 2/15/17	$1,494,000	$1,707,860
Duke Realty LP 8.250% 8/15/19	550,000	703,232
Federal Realty Investment Trust 6.200% 1/15/17	2,100,000	2,434,284
HCP, Inc. 6.000% 1/30/17	1,450,000	1,665,686
Highwoods Realty LP 5.850% 3/15/17	710,000	800,736
Host Hotels & Resorts LP 9.000% 5/15/17	200,000	214,000
Kimco Realty Corp. 5.190% 10/01/13	750,000	773,517
Realty Income Corp. 2.000% 1/31/18	205,000	204,830
Realty, Inc. 5.950% 9/15/16	1,750,000	2,004,315
UDR, Inc. 5.250% 1/15/15	1,650,000	1,773,413
UDR, Inc. 5.250% 1/15/16	1,500,000	1,652,045
UDR, Inc. 6.050% 6/01/13	800,000	816,698
Ventas Realty LP/Ventas Capital Corp. 3.125% 11/30/15	500,000	527,117

		23,316,239

Retail — 0.5%
Best Buy Co., Inc. 7.250% 7/15/13	550,000	556,875
Macy’s Retail Holdings, Inc. 5.750% 7/15/14	1,681,000	1,802,699

		2,359,574

Savings & Loans — 0.8%
ASIF Global Financing XIX (a) 4.900% 1/17/13	1,500,000	1,502,118
Glencore Funding LLC (a) 6.000% 4/15/14	2,325,000	2,455,560

		3,957,678

Software — 0.1%
Oracle Corp. 1.200% 10/15/17	600,000	601,781

Telecommunications — 2.0%
CenturyLink, Inc. 5.000% 2/15/15	1,810,000	1,923,851
CenturyLink, Inc. 5.500% 4/01/13	390,000	393,879
MetroPCS Wireless, Inc. 7.875% 9/01/18	139,000	150,467

	Principal Amount	Value
Qwest Corp. 8.375% 5/01/16	$975,000	$1,166,572
Telecom Italia Capital 5.250% 10/01/15	650,000	691,600
Telecom Italia Capital 6.175% 6/18/14	1,690,000	1,781,260
Telefonica Emisiones SAU 2.582% 4/26/13	760,000	762,660
Virgin Media Secured Finance PLC 6.500% 1/15/18	2,270,000	2,443,087
Windstream Corp. 8.125% 8/01/13	75,000	77,813

		9,391,189

Transportation — 0.8%
Asciano Finance Ltd. (a) 3.125% 9/23/15	2,485,000	2,545,296
Ryder System, Inc. 2.500% 3/01/18	1,295,000	1,320,694

		3,865,990

Trucking & Leasing — 0.7%
GATX Corp. 3.500% 7/15/16	105,000	109,448
GATX Corp. 8.750% 5/15/14	695,000	764,783
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 7/11/14	1,910,000	1,929,954
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.125% 5/11/15	550,000	561,187

		3,365,372

TOTAL CORPORATE DEBT (Cost $174,592,080)		178,746,886

MUNICIPAL OBLIGATIONS — 0.8%
Access Group, Inc., Delaware VRN 0.000% 9/01/37	400,000	332,710
Louisiana State Public Facilities Authority FRN 1.215% 4/26/27	500,000	505,410
North Carolina State Education Assistance Authority FRN 1.215% 1/26/26	800,000	807,504
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.765% 1/25/21	341,564	342,012
State of California 5.950% 4/01/16	245,000	274,812

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of Illinois 5.365% 3/01/17	$1,200,000	$1,345,344

		3,607,792

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,440,400)		3,607,792

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.3%
Automobile ABS — 3.4%
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	945,096	952,126
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A2 0.840% 11/10/14	83,104	83,139
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A2 0.900% 9/08/14	37,281	37,284
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.759% 3/15/20	632,731	632,836
Avis Budget Rental Car Funding AESOP LLC, Series 2011-1A, Class A (a) 1.850% 11/20/14	290,000	292,719
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (a) 2.054% 8/20/16	800,000	819,664
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	881,066	881,137
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.963% 11/07/23	1,050,000	1,055,715
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.959% 9/15/21	1,981,342	2,003,169
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A (a) 2.200% 9/16/19	1,000,000	1,015,562
DT Auto Owner Trust, Series 2011-2A, Class B (a) 2.120% 2/16/16	333,662	333,727
Enterprise Fleet Financing LLC, Series 2012-1, Class A2 (a) 1.140% 11/20/17	1,070,000	1,076,537
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (a) 1.430% 10/20/16	958,001	961,556
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	508,559	512,307

	Principal Amount	Value
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	$61,644	$61,696
First Investors Auto Owner Trust, Series 2012-2A, Class A2 (a) 1.470% 5/15/18	525,000	525,516
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	448,309	451,554
Ford Credit Auto Lease Trust, Series 2011-A, Class A2 0.740% 9/15/13	66,682	66,699
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2 (a) 3.740% 2/25/17	450,000	482,600
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (a) 5.290% 3/25/16	300,000	326,536
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	190,464	191,976
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	1,189,230	1,192,008
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	340,000	349,074
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (a) 1.400% 10/15/14	387,475	387,960
Santander Drive Auto Receivables Trust, Series 2012-5, Class A2 0.570% 12/15/15	500,000	500,315
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 0.940% 2/18/14	38,789	38,795
Wheels SPV LLC, Series 2012-1, Class A2 (a) 1.190% 3/20/21	800,000	805,562

		16,037,769

Commercial MBS — 6.8%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.729% 2/10/51	2,000,000	2,364,980
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.205% 2/10/51	1,275,000	1,547,445
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	858,550

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	$500,000	$540,100
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	69,985	70,971
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.573% 4/12/38	1,182,673	1,209,646
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	818,267
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	625,000	746,604
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.751% 9/11/38	900,000	1,000,156
COMM 2007-C9 Mortgage Trust, Series 2007-C9, Class A4 VRN 5.800% 12/10/49	1,055,000	1,255,288
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.773% 6/10/46	400,000	432,385
Commercial Mortgage Pass-Through Certificates, Series 2008-C1, Class AM VRN (a) 6.052% 2/15/41	1,350,000	809,221
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	804,965	830,568
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	473,489	481,005
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	525,000	566,848
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	913,188	987,598
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	331,268	337,120
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.867% 7/10/38	1,122,000	1,289,251

	Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	$1,000,000	$1,080,270
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class A2 2.206% 5/15/45	1,242,000	1,296,624
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	250,000	268,828
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,200,000	1,367,734
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 5.481% 12/12/44	250,000	280,461
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	964,935
Morgan Stanley Capital I, Series 2011-C2, Class A2 (a) 3.476% 6/15/44	650,000	702,411
Morgan Stanley Capital I, Series 2005-T19, Class AAB 4.852% 6/12/47	476,244	487,936
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	450,000	497,327
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	767,912	791,025
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.275% 1/11/43	400,000	481,409
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2 2.111% 3/15/45	575,000	598,163
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	708,090	699,823
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.565% 8/15/39	692,071	731,155
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.565% 8/15/39	450,000	484,647
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4 VRN 5.418% 1/15/45	1,062,089	1,185,026

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	$1,450,000	$1,669,549
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	656,376	658,739
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2 1.765% 12/15/45	880,000	900,812
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	400,000	428,320
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	475,000	515,287

		32,236,484

Home Equity ABS — 2.2%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.480% 8/25/35	355,255	347,900
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.560% 9/25/35	306,241	303,780
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.570% 7/25/35	248,226	241,643
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.580% 11/25/34	275,568	273,355
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.870% 6/25/35	484,735	466,998
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.795% 8/28/44	81,070	80,783
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.590% 11/25/35	31,783	31,742
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.640% 4/25/35	118,537	116,939
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.310% 5/25/36	16,998	16,968
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.320% 7/25/36	192,590	188,950
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.620% 12/25/33	152,883	152,899

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.390% 4/25/36	$91,241	$90,917
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.440% 9/25/34	83,223	82,962
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.450% 1/25/36	357,145	328,390
GSAMP Trust, Series 2005-WMC1, Class A4 FRN 0.590% 9/25/35	309,949	309,126
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.640% 4/25/35	318,612	298,081
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.380% 8/25/36	305,134	297,183
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.390% 7/25/36	270,387	269,098
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.650% 10/25/35	527,587	510,726
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.990% 12/25/32	628,102	604,456
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.490% 8/25/45	3,832	3,775
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.760% 6/25/35	873,861	807,631
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.960% 2/25/35	292,193	286,308
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.945% 6/28/35	823,267	782,766
Morgan Stanley ABS Capital I, Series 2005-WMC6, Class M2 FRN 0.710% 7/25/35	300,000	275,824
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.510% 6/25/35	649,579	648,469
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	687	703
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.680% 5/25/35	336,371	325,173
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.590% 8/25/35	566,365	551,184

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.710% 3/25/35	$473,878	$452,095
RAAC Series, Series 2005-RP1, Class M1 FRN (a) 0.760% 7/25/37	116,756	115,281
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.400% 3/25/36	313,011	311,696
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.460% 1/25/36	170,382	169,376
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.550% 3/25/36	255,046	252,788
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.570% 8/25/35	421,806	417,962
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 STEP (a) 0.760% 12/25/32	26,540	26,518

		10,440,445

Manufactured Housing ABS — 0.1%
Vanderbilt Mortgage Finance, Series 2000-B, Class IIA1 FRN 0.473% 7/07/30	299,915	262,134

Other ABS — 3.1%
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.963% 12/15/42	500,000	500,000
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.389% 8/18/21	346,097	340,069
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	637,744	704,970
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (a) 5.590% 7/15/24	868,718	897,039
Drug Royalty II LP, Series 2012-1, Class A1 FRN (a) (c) 4.310% 1/15/25	630,000	630,000
Great America Leasing Receivables, Series 2012-1, Class A2 (a) 0.950% 3/17/14	950,000	951,410
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	800,000	800,000
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.465% 6/02/17	575,000	579,796

	Principal Amount	Value
Icon Brands Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	$260,000	$264,854
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 9/20/13	133,373	133,408
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	1,046,638	1,096,194
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	540,508	540,655
New York City Tax Lien, Series 2011-AA, Class A (a) 1.990% 12/10/24	228,112	228,301
Newport Waves CDO (Acquired 3/30/07, Cost $1,598,144), Series 2007-1A, Class A3LS FRN (a) (d) 0.909% 6/20/14	1,600,000	1,459,520
NuCO2 Funding LLC, Series 2008-1A, Class A1 (a) 7.250% 6/25/38	905,000	926,358
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.709% 10/17/16	750,000	760,064
Sierra Receivables Funding Co. LLC, Series 2007-1A, Class A2 FRN (a) 0.361% 3/20/19	272,177	267,925
Sierra Receivables Funding Co. LLC, Series 2007-2A, Class A2 FRN (a) 1.211% 9/20/19	561,604	558,983
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	476,588	477,533
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	303,002	308,102
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	428,625	476,316
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	11,894	11,910
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.460% 5/15/20	316,583	312,608
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.609% 10/15/15	340,000	343,241
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.709% 7/15/41	974,416	975,321

		14,544,577

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 4.9%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.442% 8/25/26	$254,990	$247,417
Access Group, Inc., Series 2002-1, Class A2 FRN 0.490% 9/25/25	140,530	140,233
Access Group, Inc., Series 2003-1, Class A2 FRN 0.570% 12/27/16	621,390	619,015
Brazos Higher Education Authority, Series 2005-1, Class 1A2 FRN 0.548% 12/26/18	369,200	368,753
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 0.186% 1/25/47	1,075,000	913,750
College Loan Corp. Trust, Series 2004-1, Class A3 FRN 0.475% 4/25/21	230,097	224,327
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.400% 12/28/21	783,850	781,545
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.468% 12/15/22	738,083	735,390
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.709% 6/15/43	650,000	625,625
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	300,000	253,069
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.412% 8/25/25	2,000,877	1,989,096
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.432% 11/25/26	600,000	589,363
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.811% 9/20/22	566,805	568,527
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.320% 3/25/26	584,201	578,286
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5B FRN 1.141% 2/25/39	100,000	90,637
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 1.141% 2/25/39	150,000	135,955
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.010% 4/25/46	336,424	339,278

	Principal Amount	Value
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.413% 10/28/26	$494,821	$493,062
Northstar Education Finance, Inc., Series 2004-2 FRN 0.433% 4/28/16	545,574	545,023
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.522% 5/28/26	485,103	478,461
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.395% 1/25/18	726,729	725,697
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.460% 1/15/19	1,388,126	1,381,498
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.510% 7/15/36	1,810,000	1,697,967
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.898% 3/15/38	361,951	298,211
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.958% 12/15/38	808,144	666,428
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.250% 12/15/16	550,000	550,000
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.309% 12/15/21	572,215	575,622
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.309% 8/15/23	653,961	658,330
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.609% 8/15/25	567,608	574,631
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 1.699% 12/15/16	700,000	700,000
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.701% 12/15/16	1,100,000	1,100,000
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.701% 12/15/16	150,000	150,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.703% 12/15/16	125,000	125,000
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.859% 12/15/17	778,532	782,524

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.400% 6/17/30	$100,000	$91,892
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.380% 12/17/46	350,000	264,250
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.503% 10/28/28	221,130	220,429
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.765% 1/25/21	523,649	524,426
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.425% 7/27/20	263,729	263,394
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.492% 5/25/30	1,019,819	1,019,375

		23,086,486

WL Collateral CMO — 0.7%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.094% 8/25/34	217,359	202,571
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	536,875	546,381
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.089% 2/25/34	41,707	40,341
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.148% 9/25/33	20,382	17,391
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.718% 8/25/34	35,492	32,784
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.400% 1/19/38	761,714	573,303
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.320% 5/25/37	799,855	393,441
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.606% 8/25/34	128,498	103,773
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.460% 8/25/36	236,233	216,024
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.724% 7/25/33	7,771	8,141

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 FRN 2.731% 2/25/34	$336,207	$339,617
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.896% 2/25/34	14,414	14,975
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.679% 2/25/34	631	627
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	570,302	575,720
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 1/17/13	103,292	103,535
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.470% 7/25/35	164,436	161,717
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.898% 3/25/34	85,514	81,085
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.565% 4/25/44	203,830	200,959

		3,612,385

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.460% 11/25/37	505,461	492,247
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.153% 6/25/32	52,938	46,111

		538,358

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $99,344,217)		100,758,638

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.3%
Pass-Through Securities — 6.3%
Federal Home Loan Mortgage Corp. Pool #1Q0239 2.410% 3/01/37	1,002,682	1,078,196
Pool #E00856 7.500% 6/01/15	4,060	4,283
Federal National Mortgage Association Pool #725692 2.300% 10/01/33	258,522	273,579

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #888586 2.370% 10/01/34	$556,409	$590,556
Pool #775539 2.651% 5/01/34	268,440	285,790
Pool #AO8629 3.500% 7/01/42	3,187,788	3,398,357
Pool #AP6609 3.500% 9/01/42	1,169,453	1,246,701
Pool #684154 5.500% 2/01/18	21,117	22,654
Pool #702331 5.500% 5/01/18	331,711	355,851
Pool #725796 5.500% 9/01/19	1,636,780	1,760,454
Pool #844564 5.500% 12/01/20	328,030	354,875
Federal National Mortgage Association TBA
Pool #3348 2.500% 7/01/27 (e)	9,400,000	9,829,609
Pool #1963 3.500% 12/01/41 (e)	1,300,000	1,385,922
Pool #45659 5.500% 2/01/35 (e)	3,300,000	3,585,399
Government National Mortgage Association
Pool #707760 4.500% 6/15/41	1,317,600	1,444,470
Pool #783382 4.500% 7/15/41	349,532	383,188
Pool #507545 7.500% 8/15/29	35,788	41,952
Government National Mortgage Association II FRN
Pool #82488 3.000% 3/20/40	724,220	757,307
Pool #82462 3.500% 1/20/40	655,879	700,448
Government National Mortgage Association TBA Pool #119482 6.000% 9/01/35 (e)	2,000,000	2,238,125

		29,737,716

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $29,447,686)		29,737,716

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bonds & Notes — 0.1%
U.S. Treasury Note (f) 1.500% 8/31/18	275,000	284,715

	Principal Amount	Value

TOTAL U.S. TREASURY OBLIGATIONS (Cost $283,672)		$284,715

TOTAL BONDS & NOTES (Cost $307,108,055)		313,135,747

TOTAL LONG-TERM INVESTMENTS (Cost $307,108,055)		313,135,747

SHORT-TERM INVESTMENTS — 39.0%
Commercial Paper — 39.0%
AGL Capital Corp. (a) 0.450% 2/21/13	$5,120,000	5,116,736
Airgas, Inc. (a) 0.470% 3/20/13	10,000,000	9,989,817
American Electric Power, Inc. (a) 0.450% 1/02/13	6,120,000	6,119,923
Apache Corp. (a) 0.375% 1/03/13	3,085,000	3,084,937
Block Financial LLC (a) 0.500% 1/30/13	4,250,000	4,248,288
Block Financial LLC (a) 0.530% 1/08/13	6,396,000	6,395,341
Centrica PLC (a) 0.850% 1/10/13	2,000,000	1,999,575
DCP Midstream LLC (a) 0.470% 1/28/13	8,000,000	7,997,180
DIRECTV Holdings LLC (a) 0.500% 3/14/13	4,000,000	3,996,000
DIRECTV Holdings LLC (a) 0.508% 3/05/13	5,300,000	5,295,362
Enbridge Energy Partners (a) 0.430% 1/29/13	8,280,000	8,277,231
Enterprise Products Operating LLC (a) 0.450% 1/17/13	5,600,000	5,598,880
FMC Technologies, Inc. (a) 0.450% 1/14/13	2,200,000	2,199,643
FMC Technologies, Inc. (a) 0.450% 2/27/13	7,000,000	6,995,012
Glencore Funding LLC 0.690% 2/19/13	8,600,000	8,591,923
Glencore Funding LLC 0.710% 2/27/13	2,400,000	2,397,302
Holcim US Fininace Sarl & Cie (a) 0.540% 2/20/13	10,000,000	9,992,500
National Fuel Gas Co. 0.456% 1/09/13	5,000,000	4,998,125
National Grid USA (a) 0.560% 1/15/13	6,000,000	5,998,693
National Grid USA (a) 0.568% 1/15/13	2,397,000	2,396,478

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Grid USA (a) 0.619% 2/11/13	$2,000,000	$1,998,611
NextEra Energy Capital Holdings, Inc. (a) 0.416% 1/08/13	3,320,000	3,319,735
NextEra Energy Capital Holdings, Inc. (a) 0.420% 1/16/13	3,720,000	3,719,349
Nissan Motor Acceptance Corp. (a) 0.457% 2/07/13	5,000,000	4,997,687
Noble Corp. (a) 0.440% 1/16/13	9,000,000	8,998,350
Noble Corp. (a) 0.518% 1/15/13	335,000	334,934
Northeast Utilities (a) 0.410% 1/09/13	8,000,000	7,999,271
ONEOK, Inc. (a) 0.450% 1/23/13	10,000,000	9,997,250
Sempra Energy Holding (a) 0.500% 2/27/13	4,000,000	3,996,833
Sempra Energy Holding (a) 0.630% 4/18/13	6,000,000	5,988,765
TransCanada PipeLines Ltd. (a) 0.426% 2/12/13	10,000,000	9,995,100
Virginia Electric and Power Co. 0.420% 1/31/13	2,610,000	2,609,087
Volvo Group Treasury (a) 0.550% 3/21/13	5,000,000	4,993,965
Volvo Group Treasury (a) 0.609% 3/05/13	3,550,000	3,546,273

		184,184,156

Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/13	114,957	114,958

TOTAL SHORT-TERM INVESTMENTS (Cost $184,299,114)		184,299,114

TOTAL INVESTMENTS — 105.4% (Cost $491,407,169) (g)		497,434,861

Other Assets/(Liabilities) — (5.4)%		(25,477,284)

NET ASSETS — 100.0%		$471,957,577

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to a value of $250,297,257 or 53.03% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2012, these securities amounted to a value of $593,700 or 0.13% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees. At December 31, 2012, these securities amounted to a value of $630,000 or 0.13% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At December 31, 2012, these securities amounted to a value of $1,459,520 or 0.31% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 130.7%

CORPORATE DEBT — 0.9%
Banks — 0.2%
Associated Banc-Corp. 1.875% 3/12/14	$850,000	$850,127

Insurance — 0.5%
Berkshire Hathaway, Inc., FRN 0.740% 2/11/13	1,700,000	1,701,258

Telecommunications — 0.2%
Telefonica Emisiones SAU FRN 0.642% 2/04/13	725,000	724,221

TOTAL CORPORATE DEBT (Cost $3,249,464)		3,275,606

MUNICIPAL OBLIGATIONS — 0.7%
Educational Funding of the South, Inc. FRN 0.610% 3/01/16	1,434,959	1,434,098
Educational Funding of the South, Inc. FRN 0.768% 9/01/17	545,000	541,899
Louisiana State Public Facilities Authority FRN 1.215% 4/26/27	340,000	343,679
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.765% 1/25/21	167,261	167,480

		2,487,156

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,486,095)		2,487,156

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.4%
Automobile ABS — 8.4%
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (a) 1.640% 11/15/16	540,000	540,065
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	1,603,191	1,615,116
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2 0.760% 10/08/15	774,150	775,547
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.759% 3/15/20	424,302	424,372

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class A (a) 2.370% 11/20/14	$680,000	$698,296
Avis Budget Rental Car Funding AESOP LLC, Series 2010-2A, Class A (a) 3.630% 8/20/14	155,000	156,926
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A (a) 5.680% 2/20/14	608,333	610,962
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	417,347	417,381
CarNow Auto Receivables Trust, Series 2012-1, Class A (a) 2.090% 1/15/15	179,498	179,557
Chesapeake Funding LLC, Series 2012-2A, Class A FRN (a) 0.663% 5/07/24	750,000	750,015
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.963% 11/07/23	700,000	703,810
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.959% 9/15/21	1,938,824	1,960,183
CitiFinancial Auto Issuance Trust, Series 2009-1, Class A4 (a) 3.150% 8/15/16	626,473	630,037
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	270,000	269,977
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	729,061	729,587
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	807,512	823,651
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A (a) 1.520% 3/16/20	855,000	855,355
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (a) 2.610% 3/15/19	700,000	712,038
DT Auto Owner Trust, Series 2011-2A, Class B (a) 2.120% 2/16/16	230,112	230,156
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 (a) 0.720% 4/20/18	500,000	499,892
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (a) 1.430% 10/20/16	142,155	142,683

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	$386,505	$389,353
Exeter Automobile Receivables Trust, Series 2012-2A, Class A (a) 1.300% 6/15/17	776,613	778,213
Exeter Automobile Receivables Trust, Series 2012-1A, Class A (a) 2.020% 8/15/16	922,606	926,320
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	30,822	30,848
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	821,900	827,849
Ford Credit Auto Lease Trust, Series 2011-A, Class A2 0.740% 9/15/13	26,673	26,680
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 (a) 4.260% 3/25/14	495,000	497,485
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	102,201	103,011
Navistar Financial 2012-A Owner Trust, Series 2012-A, Class A3 (a) 1.190% 1/18/19	1,025,000	1,031,192
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	920,694	922,845
Prestige Auto Receivables Trust, Series 2011-1A, Class A2 (a) 1.250% 5/15/14	249,821	249,857
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	255,000	261,805
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (a) 1.400% 10/15/14	552,152	552,844
Santander Drive Auto Receivables Trust, Series 2012-5, Class A2 0.570% 12/15/15	355,000	355,224
Santander Drive Auto Receivables Trust, Series 2012-4, Class A2 0.790% 8/17/15	620,000	621,365
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 0.940% 2/18/14	21,550	21,553
Santander Drive Auto Receivables Trust, Series 2010-A, Class A3 (a) 1.830% 11/17/14	163,457	164,406

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2010-3, Class B 2.050% 5/15/15	$1,675,000	$1,683,051
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (a) 2.060% 6/15/17	820,474	824,231
Santander Drive Auto Receivables Trust, Series 2010-B, Class B (a) 2.100% 9/15/14	1,662,583	1,665,303
Santander Drive Auto Receivables Trust, Series 2010-2, Class B 2.240% 12/15/14	2,210,000	2,218,481
SNAAC Auto Receivables Trust, Series 2012-1A, Class A (a) 1.780% 6/15/16	254,701	255,090
Tidewater Auto Receivables Trust, Series 2012-AA, Class A2 (a) 1.210% 8/15/15	370,000	370,030
Westlake Automobile Receivables Trust, Series 2012-1A, Class A2 (a) 1.030% 3/15/16	535,000	535,484
Westlake Automobile Receivables Trust, Series 2011-1A, Class B (a) 2.600% 10/15/14	240,000	241,653

		29,279,779

Commercial MBS — 2.0%
American Tower Trust, Series 2007-1A, Class AFX (a) 5.419% 4/15/37	1,300,000	1,324,980
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.572% 4/12/38	1,340,362	1,370,932
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class AAB 4.866% 5/10/43	241,952	243,945
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	3,516,529	3,475,472
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	459,910	461,566

		6,876,895

Credit Card ABS — 0.3%
Discover Card Master Trust, Series 2012-A2, Class A2 FRN 0.359% 10/17/16	875,000	875,701

Home Equity ABS — 1.8%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.479% 8/25/35	186,292	182,436

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ACE Securities Corp., Series 2005-HE2, Class M2 FRN 0.884% 4/25/35	$262,507	$258,410
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.569% 7/25/35	158,865	154,652
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.579% 11/25/34	246,054	244,078
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.794% 8/28/44	41,441	41,294
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.589% 11/25/35	13,243	13,226
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.639% 4/25/35	62,308	61,468
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.439% 9/25/34	51,162	51,001
Countrywide Asset-Backed Certificates, Series 2005-BC5, Class 3A3 FRN 0.579% 1/25/36	752,952	746,014
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF3, Class M1 FRN 0.609% 4/25/35	176,400	173,871
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.389% 7/25/36	179,728	178,871
Home Equity Asset Trust, Series 2005-5, Class 2A3 FRN 0.619% 11/25/35	348,128	347,195
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.649% 10/25/35	416,516	403,205
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.989% 12/25/32	452,234	435,208
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.959% 2/25/35	88,740	86,953
Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M2 FRN 0.884% 3/25/35	466,556	451,082
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.944% 6/28/35	536,913	510,500
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.509% 6/25/35	436,990	436,243

	Principal Amount	Value
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.679% 5/25/35	$218,641	$211,363
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.589% 8/25/35	318,580	310,041
Quest Trust, Series 2005-X1, Class M1 FRN (a) 0.709% 3/25/35	138,738	136,716
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.399% 3/25/36	153,823	153,176
Structured Asset Investment Loan Trust, Series 2005-HE1, Class A6 FRN 0.569% 7/25/35	833,999	835,850
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 STEP (a) 0.759% 12/25/32	16,498	16,484

		6,439,337

Other ABS — 6.7%
321 Henderson Receivables LLC, Series 2006-4A, Class A1 FRN (a) 0.409% 12/15/41	1,023,591	952,685
321 Henderson Receivables LLC, Series 2005-1A, Class A1 FRN (a) 0.439% 11/15/40	742,840	688,056
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.963% 12/15/42	1,110,000	1,110,000
CIT Equipment Collateral, Series 2012-VT1, Class A2 (a) 0.850% 5/20/14	1,505,000	1,507,583
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.389% 8/18/21	1,352,772	1,329,212
Drug Royalty II LP, Series 2012-1, Class A1 FRN (a) (b) 4.309% 1/15/25	1,110,000	1,110,000
GE Seaco Finance SRL, Series 2004-1A, Class A FRN (a) 0.509% 4/17/19	2,000,000	1,991,250
Great America Leasing Receivables, Series 2012-1, Class A2 (a) 0.950% 3/17/14	625,000	625,928
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	590,000	590,000
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.465% 6/02/17	375,000	378,128

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Leaf II Receivables Funding LLC, Series 2012-1, Class A2 (a) 0.810% 12/15/15	$780,000	$780,000
Macquarie Equipment Funding Trust, Series 2012-A, Class A2 (a) 0.610% 4/20/15	825,000	824,772
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 9/20/13	34,296	34,305
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A (a) 5.362% 10/20/28	297,214	307,617
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	380,829	380,932
New York City Tax Lien, Series 2011-AA, Class A (a) 1.990% 12/10/24	147,965	148,087
NuCO2 Funding LLC, Series 2008-1A, Class A1 (a) 7.250% 6/25/38	1,020,000	1,044,072
PFS Financing Corp., Series 2012-BA, Class A FRN (a) 0.909% 10/17/16	620,000	620,004
PFS Financing Corp., Series 2012-AA, Class A FRN (a) 1.409% 2/15/16	600,000	601,538
PFS Financing Corp., Series 2010-DA, Class A FRN (a) 1.659% 2/15/15	3,500,000	3,501,486
Sierra Receivables Funding Co. LLC, Series 2007-1A, Class A2 FRN (a) 0.360% 3/20/19	181,451	178,616
Sierra Receivables Funding Co. LLC, Series 2007-2A, Class A2 FRN (a) 1.210% 9/20/19	373,953	372,208
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	349,498	350,191
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	768,828	788,595
TAL Advantage LLC, Series 2006-1A FRN (a) 0.400% 4/20/21	300,000	294,595
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	66,980	67,074
Tax Liens Securitization Trust, Series 2010-1A, Class 2A2 (a) 2.000% 4/15/18	17,968	17,968

	Principal Amount	Value
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.460% 5/15/20	$1,204,708	$1,189,582
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.609% 10/15/15	224,000	226,135
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.709% 7/15/41	580,503	581,042
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	1,017,847	1,025,481

		23,617,142

Student Loans ABS — 9.0%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.441% 8/25/26	161,046	156,263
Access Group, Inc., Series 2002-1, Class A2 FRN 0.490% 9/25/25	108,982	108,752
Access Group, Inc., Series 2005-2, Class A3 FRN 0.491% 11/22/24	363,617	357,008
Access Group, Inc., Series 2003-1, Class A2 FRN 0.570% 12/27/16	520,742	518,752
Brazos Higher Education Authority, Series 2005-3, Class A14 FRN 0.420% 9/25/23	162,005	161,801
Brazos Higher Education Authority FRN 0.470% 6/27/22	1,518,707	1,514,971
Brazos Higher Education Authority, Series 2005-1, Class 1A2 FRN 0.547% 12/26/18	381,980	381,518
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 0.185% 1/25/47	675,000	573,750
College Loan Corp. Trust, Series 2005-1, Class A2 FRN 0.415% 7/25/24	289,000	281,110
College Loan Corp. Trust, Series 2004-1, Class A3 FRN 0.475% 4/25/21	162,095	158,030
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.400% 12/28/21	517,292	515,771
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A2 FRN 0.410% 12/28/21	195,688	195,402

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3 FRN 0.520% 9/28/26	$1,261,252	$1,255,733
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.468% 12/15/22	820,093	817,100
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.709% 6/15/43	1,150,000	1,106,875
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	200,000	168,713
Education Loan Asset-Backed Trust I, Series 2012-1, Class A1 FRN 0.659% 6/25/22	1,237,127	1,237,860
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.381% 5/25/23	278,943	275,761
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.411% 8/25/25	1,313,076	1,305,344
GCO Education Loan Funding Trust, Series 2007-1, Class A7AR FRN (a) 1.490% 11/26/46	325,000	292,841
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.431% 11/25/26	445,000	437,111
Higher Education Funding HEF, Series 2005-1, Class A2 FRN 0.411% 2/25/24	446,097	445,622
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.719% 1/01/44	275,000	248,433
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 1.728% 1/01/44	200,000	178,564
Keycorp Student Loan Trust, Series 2006-A, Class 2A2 FRN 0.390% 6/27/25	152,049	151,635
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.575% 10/25/32	153,407	144,310
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.810% 9/20/22	397,348	398,555
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.319% 3/25/26	610,516	604,335
National Collegiate Student Loan Trust, Series 2004-2, Class A3 FRN 0.419% 4/26/27	351,176	345,787

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.009% 4/25/46	$177,065	$178,567
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.413% 10/28/26	306,318	305,229
Northstar Education Finance, Inc., Series 2004-2 FRN 0.433% 4/28/16	363,716	363,349
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.521% 5/28/26	1,134,794	1,119,258
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.395% 1/25/18	549,084	548,304
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.460% 1/15/19	1,431,668	1,424,832
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.510% 7/15/36	1,370,000	1,285,201
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.405% 4/25/22	5,241	5,241
SLM Student Loan Trust, Series 2002-1, Class A2 FRN 0.425% 4/25/17	14,818	14,818
SLM Student Loan Trust, Series 2006-B, Class A3 FRN 0.448% 12/15/22	378,365	376,785
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.488% 3/15/19	264,341	264,288
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.515% 1/25/16	58,294	58,324
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.528% 12/15/17	303,899	304,123
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.815% 10/25/17	162,330	163,006
SLM Student Loan Trust, Series 2003-7, Class B FRN 0.878% 9/15/39	705,322	560,884
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.898% 3/15/38	235,268	193,837
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.958% 12/15/38	551,007	454,383

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2012-E, Class A1 FRN (a) 0.959% 10/16/23	$487,543	$487,543
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.309% 12/15/21	384,089	386,376
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.309% 8/15/23	441,636	444,587
SLM Student Loan Trust, Series 2008-5, Class A2 FRN 1.415% 10/25/16	133,496	134,369
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.609% 8/15/25	405,434	410,451
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 1.699% 12/15/16	500,000	500,000
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.701% 12/15/16	1,175,000	1,175,000
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.701% 12/15/16	475,000	475,000
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 1.703% 12/15/16	450,000	450,000
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.859% 12/15/17	666,893	670,313
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.000% 9/15/28	900,000	828,616
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.400% 6/17/30	100,000	91,892
SLM Student Loan Trust, Series 2003-5, Class B FRN 3.709% 9/15/39	550,000	439,811
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.433% 7/28/26	234,920	232,994
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.503% 10/28/28	145,480	145,019
SMS Student Loan Trust, Series 1999-B, Class A2 FRN 0.553% 4/30/29	535,498	535,583
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.765% 1/25/21	271,522	271,925

	Principal Amount	Value
US Education Loan Trust IV LLC, Series 2007-1A, Class 1A3 FRN (a) 0.710% 9/01/22	$649,750	$649,509
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.425% 7/27/20	527,459	526,788
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.491% 5/25/30	610,771	610,505

		31,424,417

WL Collateral CMO — 0.1%
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	335,472	338,659
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 1/17/13	137,723	138,046

		476,705

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.459% 11/25/37	248,437	241,942

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $96,412,869)		99,231,918

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.1%
Pass-Through Securities — 0.1%
Government National Mortgage Association II FRN Pool #82462 3.500% 1/20/40	437,253	466,966

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $464,171)		466,966

U.S. TREASURY OBLIGATIONS — 100.6%
U.S. Treasury Bonds & Notes — 100.6%
U.S. Treasury Inflation Index (c) 0.125% 4/15/16	17,186,872	18,097,243
U.S. Treasury Inflation Index (c) (d) 0.125% 4/15/17	17,847,712	19,112,383
U.S. Treasury Inflation Index (c) 0.125% 1/15/22	17,103,672	18,573,527
U.S. Treasury Inflation Index (c) 0.125% 7/15/22	12,166,361	13,207,156
U.S. Treasury Inflation Index (c) 0.500% 4/15/15	7,514,566	7,840,984

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (c) 0.625% 7/15/21	$15,225,754	$17,307,404
U.S. Treasury Inflation Index (c) 0.750% 2/15/42	8,553,181	9,367,734
U.S. Treasury Inflation Index (c) 1.125% 1/15/21	15,713,707	18,456,236
U.S. Treasury Inflation Index (c) 1.250% 4/15/14	5,148,124	5,307,397
U.S. Treasury Inflation Index (c) 1.250% 7/15/20	13,131,342	15,577,055
U.S. Treasury Inflation Index (c) 1.375% 7/15/18	6,001,812	6,986,482
U.S. Treasury Inflation Index (c) 1.375% 1/15/20	8,097,705	9,598,946
U.S. Treasury Inflation Index (c) 1.625% 1/15/15	10,164,066	10,798,527
U.S. Treasury Inflation Index (c) 1.625% 1/15/18	5,774,809	6,697,427
U.S. Treasury Inflation Index (c) 1.750% 1/15/28	5,222,724	6,760,571
U.S. Treasury Inflation Index (c) 1.875% 7/15/15	10,614,056	11,571,805
U.S. Treasury Inflation Index (c) 1.875% 7/15/19	7,090,657	8,630,102
U.S. Treasury Inflation Index (c) 2.000% 1/15/14	8,162,453	8,423,268
U.S. Treasury Inflation Index (c) 2.000% 7/15/14	9,817,440	10,359,697
U.S. Treasury Inflation Index (c) 2.000% 1/15/16	7,977,642	8,845,211
U.S. Treasury Inflation Index (c) 2.000% 1/15/26	8,426,348	11,050,364
U.S. Treasury Inflation Index (c) 2.125% 1/15/19	5,866,497	7,122,755
U.S. Treasury Inflation Index (c) 2.125% 2/15/40	4,141,790	6,077,431
U.S. Treasury Inflation Index (c) 2.125% 2/15/41	5,519,289	8,150,009
U.S. Treasury Inflation Index (c) 2.375% 1/15/17	6,727,448	7,819,084
U.S. Treasury Inflation Index (c) 2.375% 1/15/25	11,560,036	15,594,303
U.S. Treasury Inflation Index (c) 2.375% 1/15/27	6,727,448	9,275,469
U.S. Treasury Inflation Index (c) 2.500% 7/15/16	8,590,650	9,872,538
U.S. Treasury Inflation Index (c) 2.500% 1/15/29	6,216,656	8,866,505
U.S. Treasury Inflation Index 2.625% 7/15/17	6,372,988	7,636,631
U.S. Treasury Inflation Index (c) 3.375% 4/15/32	2,808,418	4,628,842

	Principal Amount	Value
U.S. Treasury Inflation Index (c) 3.625% 4/15/28	$6,621,927	$10,496,787
U.S. Treasury Inflation Index (c) 3.875% 4/15/29	8,477,838	14,052,016

		352,161,889

TOTAL U.S. TREASURY OBLIGATIONS (Cost $317,326,593)		352,161,889

TOTAL BONDS & NOTES (Cost $419,939,192)		457,623,535

TOTAL LONG-TERM INVESTMENTS (Cost $419,939,192)		457,623,535

SHORT-TERM INVESTMENTS — 56.9%
Commercial Paper — 56.4%
AGL Capital Corp. (a) 0.460% 1/25/13	5,450,000	5,448,329
Airgas, Inc. (a) 0.400% 1/14/13	500,000	499,928
Airgas, Inc. (a) 0.450% 1/18/13	5,000,000	4,998,937
AutoZone, Inc. (a) 0.314% 1/07/13	1,300,000	1,299,933
Bacardi Ltd. (a) 0.426% 1/09/13	5,500,000	5,499,487
Block Financial LLC (a) 0.500% 1/22/13	5,500,000	5,498,396
Covidien International Finance SA (a) 0.450% 2/01/13	8,900,000	8,896,551
Daimler Finance North America (a) 0.436% 3/15/13	3,350,000	3,347,079
Daimler Finance North America (a) 0.457% 3/15/13	2,150,000	2,148,038
DCP Midstream LLC (a) 0.477% 1/16/13	5,500,000	5,498,923
DENTSPLY International, Inc. (a) 0.460% 1/08/13	5,250,000	5,249,530
DIRECTV Holdings LLC (a) 0.500% 3/05/13	5,500,000	5,495,187
Dominion Resources (a) 0.477% 1/07/13	5,075,000	5,074,602
Duke Energy Corp. (a) 0.500% 1/03/13	5,100,000	5,099,858
Enbridge Energy Partners (a) 0.426% 1/10/13	5,500,000	5,499,422
Enterprise Products Operating LLC (a) 0.450% 1/17/13	5,450,000	5,448,910
Equifax, Inc. (a) 0.426% 2/08/13	5,500,000	5,497,562

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FMC Technologies, Inc. (a) 0.440% 1/08/13	$5,450,000	$5,449,534
Glencore Funding LLC 0.690% 2/19/13	5,350,000	5,344,975
Hewlett Packard Co. (a) 0.467% 1/04/13	5,500,000	5,499,789
Holcim US Finance Sarl & Cie (a) 0.010% 1/08/13	5,100,000	5,099,435
Kinder Morgan Energy (a) 0.426% 1/11/13	5,500,000	5,499,358
National Fuel Gas Co. 0.450% 1/09/13	5,450,000	5,449,455
National Grid USA (a) 0.620% 2/01/13	5,500,000	5,497,064
NextEra Energy Capital Holdings, Inc. (a) 0.420% 1/03/13	9,000,000	8,999,790
Nissan Motor Acceptance Corp. (a) 0.416% 1/11/13	5,500,000	5,499,374
Noble Corp. (a) 0.446% 1/22/13	5,000,000	4,998,717
Northeast Utilities (a) 0.426% 1/03/13	5,500,000	5,499,872
ONEOK, Inc. (a) 0.450% 1/18/13	5,450,000	5,448,842
Pall Corp. (a) 0.370% 1/31/13	5,500,000	5,498,304
Pentair Finance (a) 0.450% 2/21/13	5,500,000	5,496,494
Sempra Energy Holding (a) 0.630% 4/18/13	5,000,000	4,990,638
Southern Power Co. (a) 0.406% 1/22/13	2,000,000	1,999,533
Southern Power Co. (a) 0.410% 1/22/13	3,500,000	3,499,163
Suncor Energy, Inc. (a) 0.430% 1/02/13	5,000,000	4,999,940
TransCanada PipeLines, Ltd. (a) 0.430% 2/11/13	5,500,000	5,497,307
Volvo Group Treasury (a) 0.470% 2/01/13	5,500,000	5,497,774
Westar Energy, Inc. (a) 0.420% 1/10/13	5,450,000	5,449,428
Westar Energy, Inc. (a) 0.426% 1/16/13	5,500,000	5,499,037

		197,214,495

	Principal Amount	Value
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/12, 0.010%, due 1/02/13 (e)	$1,734,413	$1,734,413

TOTAL SHORT-TERM INVESTMENTS (Cost $198,948,908)		198,948,908

TOTAL INVESTMENTS — 187.6% (Cost $618,888,100) (f)		656,572,443

Other Assets/(Liabilities) — (87.6)%		(306,613,616)

NET ASSETS — 100.0%		$349,958,827

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to a value of $248,581,005 or 71.03% of net assets.
(b)	This security is valued in good faith under procedures established by the Board of Trustees. At December 31, 2012, these securities amounted to a value of $1,110,000 or 0.32% of net assets.
(c)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(d)	All or a portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	Maturity value of $1,734,414. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 10/20/27, and an aggregate market value, including accrued interest, of $1,773,670.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.4%

CORPORATE DEBT — 40.5%
Advertising — 0.4%
The Interpublic Group of Cos., Inc. 2.250% 11/15/17	$1,600,000	$1,576,977
WPP Finance 8.000% 9/15/14	4,405,000	4,871,225
WPP Finance 2010 4.750% 11/21/21	635,000	687,766

		7,135,968

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	1,375,000	1,641,482
Goodrich Corp. 6.125% 3/01/19	595,000	735,576
L-3 Communications Corp. 4.750% 7/15/20	105,000	117,037
United Technologies Corp. 6.125% 7/15/38	465,000	619,086

		3,113,181

Agriculture — 0.3%
Altria Group, Inc. 2.850% 8/09/22	1,400,000	1,385,341
Altria Group, Inc. 4.250% 8/09/42	775,000	751,592
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,785,000	1,862,885
Philip Morris International, Inc. 6.375% 5/16/38	225,000	306,386

		4,306,204

Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	240,016	105,607

Auto Manufacturers — 0.3%
Daimler Finance NA LLC (a) 2.625% 9/15/16	1,450,000	1,506,567
Volvo Treasury AB (a) 5.950% 4/01/15	4,000,000	4,365,380

		5,871,947

Automotive & Parts — 0.2%
Lear Corp. 8.125% 3/15/20	2,480,000	2,796,200

Banks — 2.0%
Associated Banc-Corp. 5.125% 3/28/16	2,000,000	2,195,420
Bank of America Corp. 3.625% 3/17/16	1,600,000	1,695,355
Bank of America Corp. 4.500% 4/01/15	1,000,000	1,065,926

	Principal Amount	Value
Bank of America Corp. 5.750% 12/01/17	$1,555,000	$1,812,500
Bank of America Corp. 5.875% 2/07/42	750,000	935,692
Bank of America Corp. Series L 5.650% 5/01/18	1,150,000	1,337,959
Capital One Financial Corp. 2.125% 7/15/14	850,000	865,284
Capital One Financial Corp. 7.375% 5/23/14	930,000	1,011,680
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,288,134
Credit Suisse New York 5.500% 5/01/14	585,000	622,436
Export-Import Bank of Korea 4.000% 1/11/17	1,000,000	1,084,341
First Horizon National Corp. 5.375% 12/15/15	2,576,000	2,815,993
HSBC Holdings PLC 6.500% 9/15/37	930,000	1,160,816
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,300,000	1,362,695
ICICI Bank Ltd. (a) 5.500% 3/25/15	2,405,000	2,542,528
ICICI Bank Ltd./Dubai (a) 4.700% 2/21/18	1,800,000	1,890,598
Morgan Stanley 4.875% 11/01/22	750,000	776,546
Regions Financial Corp. 5.750% 6/15/15	1,990,000	2,151,687
The Toronto-Dominion Bank 2.375% 10/19/16	1,650,000	1,733,876
UBS AG 5.750% 4/25/18	1,500,000	1,780,714
Wachovia Bank NA 6.600% 1/15/38	690,000	947,108
Wachovia Corp. 5.750% 6/15/17	220,000	260,561
Wells Fargo & Co. 3.625% 4/15/15	1,100,000	1,169,103
Wells Fargo & Co. 4.600% 4/01/21	345,000	396,833
Wells Fargo & Co. 5.625% 12/11/17	575,000	685,805

		34,589,590

Beverages — 0.2%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	119,000	168,526
Molson Coors Brewing Co. 5.000% 5/01/42	600,000	672,397

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pernod-Ricard SA (a) 2.950% 1/15/17	$2,200,000	$2,313,797

		3,154,720

Biotechnology — 0.3%
Amgen, Inc. 3.875% 11/15/21	2,400,000	2,635,641
Amgen, Inc. 5.150% 11/15/41	1,600,000	1,800,586

		4,436,227

Building Materials — 1.0%
CRH America, Inc. 8.125% 7/15/18	230,000	277,738
Lafarge North America, Inc. 6.875% 7/15/13	5,345,000	5,453,610
Lafarge SA (a) 6.200% 7/09/15	3,300,000	3,564,000
Masco Corp. 4.800% 6/15/15	2,510,000	2,629,187
Masco Corp. 7.125% 8/15/13	1,250,000	1,286,144
Owens Corning, Inc. 4.200% 12/15/22	1,785,000	1,815,318
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,555,904

		16,581,901

Chemicals — 1.2%
Braskem Finance Ltd. (a) 5.750% 4/15/21	1,350,000	1,420,875
Cabot Corp. 5.000% 10/01/16	2,440,000	2,724,633
Cytec Industries, Inc. 8.950% 7/01/17	450,000	564,251
The Dow Chemical Co. 3.000% 11/15/22	1,775,000	1,771,049
The Dow Chemical Co. 8.550% 5/15/19	375,000	506,278
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	160,000	197,462
Ecolab, Inc. 4.350% 12/08/21	650,000	725,518
Incitec Pivot Ltd. (a) 4.000% 12/07/15	1,815,000	1,908,652
Methanex Corp. 5.250% 3/01/22	550,000	610,017
Rohm & Haas Co. 7.850% 7/15/29	1,000,000	1,350,331
RPM International, Inc. 3.450% 11/15/22	2,075,000	2,032,996
RPM International, Inc. 6.125% 10/15/19	800,000	933,872

	Principal Amount	Value
RPM International, Inc. 6.250% 12/15/13	$3,815,000	$3,999,085
Valspar Corp. 7.250% 6/15/19	650,000	793,998

		19,539,017

Commercial Services — 0.3%
Brambles USA, Inc. (a) 3.950% 4/01/15	1,400,000	1,459,562
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	1,970,000	2,034,025
ERAC USA Finance Co. (a) 6.700% 6/01/34	355,000	429,830
ERAC USA Finance LLC (a) 3.300% 10/15/22	1,325,000	1,341,495

		5,264,912

Computers — 0.3%
Brocade Communications Systems, Inc. 6.625% 1/15/18	230,000	237,475
Brocade Communications Systems, Inc. 6.875% 1/15/20	115,000	123,912
Hewlett-Packard Co. 2.125% 9/13/15	1,280,000	1,279,116
Hewlett-Packard Co. 2.200% 12/01/15	1,475,000	1,477,016
HP Enterprise Services LLC Series B 6.000% 8/01/13	1,646,000	1,687,451
International Business Machines Corp. 5.600% 11/30/39	825,000	1,063,270

		5,868,240

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	270,000	357,520

Diversified Financial — 6.0%
American Express Co. 6.150% 8/28/17	1,060,000	1,277,271
American Express Co. 7.250% 5/20/14	715,000	778,068
American Express Co. 8.125% 5/20/19	610,000	826,376
American Honda Finance Corp. (a) 2.600% 9/20/16	2,000,000	2,096,476
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,904,625
BlackRock, Inc. 5.000% 12/10/19	525,000	628,178
BlackRock, Inc. 6.250% 9/15/17	1,075,000	1,313,745
Boeing Capital Corp. Ltd. 5.800% 1/15/13	580,000	581,002
Citigroup, Inc. 4.750% 5/19/15	590,000	636,041

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 5.375% 8/09/20	$1,545,000	$1,820,702
Citigroup, Inc. 5.500% 10/15/14	1,025,000	1,099,662
Citigroup, Inc. 5.500% 2/15/17	2,495,000	2,765,790
Citigroup, Inc. 5.875% 5/29/37	550,000	661,856
Citigroup, Inc. 5.875% 1/30/42	800,000	987,316
Citigroup, Inc. 6.375% 8/12/14	2,015,000	2,177,510
Citigroup, Inc. 8.125% 7/15/39	225,000	336,851
Citigroup, Inc. 8.500% 5/22/19	688,000	925,110
Eaton Vance Corp. 6.500% 10/02/17	485,000	585,162
Ford Motor Credit Co. LLC 2.750% 5/15/15	2,200,000	2,245,254
Ford Motor Credit Co. LLC 3.000% 6/12/17	1,850,000	1,900,736
Ford Motor Credit Co. LLC 3.875% 1/15/15	3,760,000	3,921,090
Ford Motor Credit Co. LLC 8.700% 10/01/14	3,100,000	3,471,944
General Electric Capital Corp. 1.600% 11/20/17	1,970,000	1,971,279
General Electric Capital Corp. 2.150% 1/09/15	1,500,000	1,540,702
General Electric Capital Corp. 3.350% 10/17/16	1,390,000	1,492,007
General Electric Capital Corp. 4.625% 1/07/21	2,500,000	2,835,740
General Electric Capital Corp. 5.300% 2/11/21	2,000,000	2,321,564
General Electric Capital Corp. 5.500% 1/08/20	600,000	710,227
General Electric Capital Corp. 6.875% 1/10/39	1,495,000	2,032,152
The Goldman Sachs Group, Inc. 3.625% 2/07/16	5,755,000	6,091,800
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	1,031,427
The Goldman Sachs Group, Inc. 5.625% 1/15/17	3,540,000	3,884,007
The Goldman Sachs Group, Inc. 5.750% 1/24/22	1,600,000	1,891,539
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	493,403
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	539,845

	Principal Amount	Value
The Goldman Sachs Group, Inc. 6.345% 2/15/34	$550,000	$570,892
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	640,330
Hyundai Capital America (a) 1.625% 10/02/15	995,000	1,000,979
Hyundai Capital America (a) 4.000% 6/08/17	1,000,000	1,079,266
International Lease Finance Corp. 5.750% 5/15/16	2,810,000	2,961,990
Janus Capital Group, Inc. 6.700% 6/15/17	2,500,000	2,857,290
John Deere Capital Corp. 3.900% 7/12/21	1,500,000	1,673,013
JP Morgan Chase & Co. 3.450% 3/01/16	2,460,000	2,612,547
JP Morgan Chase & Co. 4.500% 1/24/22	1,500,000	1,696,855
JP Morgan Chase & Co. 4.950% 3/25/20	2,125,000	2,464,790
JP Morgan Chase & Co. 5.600% 7/15/41	1,470,000	1,820,510
Lazard Group LLC 6.850% 6/15/17	3,348,000	3,869,675
Lazard Group LLC 7.125% 5/15/15	2,407,000	2,675,821
Merrill Lynch & Co., Inc. 5.450% 2/05/13	5,775,000	5,800,069
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	722,443
Morgan Stanley 3.800% 4/29/16	850,000	892,317
Morgan Stanley 4.200% 11/20/14	4,085,000	4,262,248
Morgan Stanley 5.450% 1/09/17	1,526,000	1,688,643
Morgan Stanley 5.625% 9/23/19	1,415,000	1,600,337
Morgan Stanley 5.750% 1/25/21	225,000	256,958
TD Ameritrade Holding Corp. 4.150% 12/01/14	510,000	543,533

		101,466,963

Electric — 2.1%
The AES Corp. 7.750% 10/15/15	1,050,000	1,178,625
Ameren Corp. 8.875% 5/15/14	3,375,000	3,693,330
Carolina Power & Light Co. 6.125% 9/15/33	37,000	47,238
CMS Energy Corp. 2.750% 5/15/14	4,795,000	4,862,609

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CMS Energy Corp. 5.050% 2/15/18	$1,875,000	$2,111,316
CMS Energy Corp. 6.875% 12/15/15	2,403,000	2,722,068
Florida Power & Light Co. 4.950% 6/01/35	950,000	1,110,008
Georgia Power Co. 4.300% 3/15/42	1,467,000	1,538,698
Kansas Gas & Electric Co. 5.647% 3/29/21	1,243,016	1,406,324
Kiowa Power Partners LLC (a) 4.811% 12/30/13	198,637	200,003
LG&E and KU Energy LLC 4.375% 10/01/21	1,900,000	2,084,840
MidAmerican Energy Holdings Co. 5.950% 5/15/37	1,525,000	1,882,924
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,356,881
Niagara Mohawk Power Corp. (a) 2.721% 11/28/22	1,560,000	1,551,255
NiSource Finance Corp. 5.800% 2/01/42	1,625,000	1,850,204
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	93,014
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	176,122
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	989,711
PPL Capital Funding, Inc. 3.500% 12/01/22	1,325,000	1,348,713
Southern California Edison Co. 5.950% 2/01/38	820,000	1,075,713
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	449,031	459,462
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	1,063,563	1,169,494
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,277,765
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,660,003

		35,846,320

Electrical Components & Equipment — 0.3%
Anixter, Inc. 5.950% 3/01/15	2,800,000	2,978,500
Energizer Holdings, Inc. 4.700% 5/24/22	1,535,000	1,643,709

		4,622,209

Electronics — 0.8%
Amphenol Corp. 4.000% 2/01/22	800,000	845,985

	Principal Amount	Value
Arrow Electronics, Inc. 5.125% 3/01/21	$750,000	$808,433
Arrow Electronics, Inc. 6.000% 4/01/20	1,195,000	1,352,288
Avnet, Inc. 4.875% 12/01/22	3,725,000	3,797,883
Avnet, Inc. 5.875% 3/15/14	3,570,000	3,730,879
PerkinElmer, Inc. 5.000% 11/15/21	1,000,000	1,108,710
Tech Data Corp. 3.750% 9/21/17	1,345,000	1,379,711

		13,023,889

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	1,755,000	1,812,666

Entertainment — 0.1%
International Game Technology 5.500% 6/15/20	750,000	812,500

Environmental Controls — 0.2%
Republic Services, Inc. 3.800% 5/15/18	840,000	923,483
Republic Services, Inc. 5.000% 3/01/20	40,000	46,387
Republic Services, Inc. 5.250% 11/15/21	795,000	936,987
Waste Management, Inc. 2.900% 9/15/22	1,950,000	1,929,426

		3,836,283

Foods — 0.6%
ConAgra Foods, Inc. 7.000% 4/15/19	965,000	1,187,850
General Mills, Inc. 5.400% 6/15/40	65,000	79,779
Kraft Foods, Inc. 4.125% 2/09/16	1,580,000	1,721,418
Kraft Foods, Inc. 6.500% 2/09/40	550,000	738,843
Ralcorp Holdings, Inc. 4.950% 8/15/20	850,000	897,048
Ralcorp Holdings, Inc. 6.625% 8/15/39	500,000	601,709
TreeHouse Foods, Inc. 7.750% 3/01/18	3,050,000	3,309,250
Tyson Foods, Inc. 4.500% 6/15/22	1,300,000	1,407,271

		9,943,168

Forest Products & Paper — 0.4%
International Paper Co. 4.750% 2/15/22	700,000	792,075

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
International Paper Co. 7.300% 11/15/39	$820,000	$1,111,559
International Paper Co. 9.375% 5/15/19	290,000	395,476
The Mead Corp. 7.550% 3/01/47	1,460,000	1,652,775
Plum Creek Timberlands LP 3.250% 3/15/23	1,480,000	1,455,246
Rock-Tenn Co. 5.625% 3/15/13	1,447,000	1,454,591

		6,861,722

Gas — 0.1%
Boston Gas Co. (a) 4.487% 2/15/42	700,000	740,359
Southern Union Co. VRN 3.330% 2/19/13	2,000,000	1,712,500

		2,452,859

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	1,200,000	1,201,763

Health Care – Products — 0.3%
Boston Scientific Corp. 4.500% 1/15/15	3,805,000	4,044,502
Boston Scientific Corp. 5.450% 6/15/14	91,000	96,745
Boston Scientific Corp. 6.000% 1/15/20	950,000	1,108,131
Covidien International Finance SA 6.550% 10/15/37	95,000	132,785
Johnson & Johnson 5.850% 7/15/38	245,000	335,839

		5,718,002

Health Care – Services — 1.0%
Apria Healthcare Group, Inc. 11.250% 11/01/14	2,150,000	2,222,562
Cigna Corp. 2.750% 11/15/16	1,400,000	1,472,722
Cigna Corp. 5.125% 6/15/20	650,000	741,778
HCA, Inc. 8.500% 4/15/19	1,230,000	1,371,450
Kaiser Foundation Hospitals 3.500% 4/01/22	600,000	632,680
Roche Holdings, Inc. (a) 6.000% 3/01/19	370,000	460,573
Roche Holdings, Inc. (a) 7.000% 3/01/39	250,000	376,684
UnitedHealth Group, Inc. 0.850% 10/15/15	1,000,000	1,003,271
UnitedHealth Group, Inc. 2.750% 2/15/23	1,245,000	1,256,200

	Principal Amount	Value
UnitedHealth Group, Inc. 3.950% 10/15/42	$550,000	$547,686
UnitedHealth Group, Inc. 6.875% 2/15/38	1,775,000	2,437,338
WellPoint, Inc., Convertible (a) 2.750% 10/15/42	1,000,000	1,075,625
WellPoint, Inc. 3.300% 1/15/23	1,385,000	1,421,017
WellPoint, Inc. 4.350% 8/15/20	1,665,000	1,837,747

		16,857,333

Holding Company – Diversified — 0.2%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	1,220,000	1,454,827
Leucadia National Corp. 7.000% 8/15/13	636,000	654,285
Leucadia National Corp. 7.750% 8/15/13	1,848,000	1,908,060

		4,017,172

Home Builders — 0.0%
Toll Brothers Finance Corp. 4.950% 3/15/14	750,000	779,261

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	460,000	503,719

Household Products — 0.1%
Church & Dwight Co., Inc. 3.350% 12/15/15	845,000	888,664

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.050% 12/01/17	1,250,000	1,266,622
Toro Co. 7.800% 6/15/27	773,000	914,783

		2,181,405

Insurance — 1.8%
Aflac, Inc. 8.500% 5/15/19	585,000	796,732
The Allstate Corp. 5.550% 5/09/35	875,000	1,070,566
The Allstate Corp. 7.450% 5/16/19	200,000	262,274
American International Group, Inc. 3.000% 3/20/15	2,000,000	2,081,032
American International Group, Inc. 3.650% 1/15/14	325,000	333,692
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,254,242
Genworth Financial, Inc. 5.750% 6/15/14	1,744,000	1,833,112

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	$1,820,000	$1,923,169
The Hartford Financial Services Group, Inc. 4.000% 10/15/17	1,650,000	1,802,463
ING US, Inc. (a) 5.500% 7/15/22	900,000	976,686
Lincoln National Corp. 4.300% 6/15/15	600,000	645,441
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,805,350
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	1,300,000	1,462,817
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	900,000	1,049,720
MetLife, Inc. Series A 6.817% 8/15/18	235,000	296,046
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	831,944
The Progressive Corp. 3.750% 8/23/21	40,000	43,973
Prudential Financial, Inc. 3.875% 1/14/15	1,190,000	1,259,066
Prudential Financial, Inc. 4.500% 11/15/20	700,000	781,592
Prudential Financial, Inc. 4.750% 9/17/15	2,055,000	2,252,582
Prudential Financial, Inc. VRN 5.625% 6/15/43	3,250,000	3,367,975
Prudential Financial, Inc. 6.200% 11/15/40	500,000	604,802
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,775,000	1,954,445
The Travelers Cos., Inc. 6.250% 6/15/37	775,000	1,049,247

		29,738,968

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	1,765,000	2,103,658

Investment Companies — 0.3%
Xstrata Finance Canada (a) 2.850% 11/10/14	1,800,000	1,847,520
Xstrata Finance Canada (a) 5.800% 11/15/16	1,023,000	1,154,874
Xstrata Finance Canada Ltd. (a) 1.800% 10/23/15	1,700,000	1,709,231

		4,711,625

Iron & Steel — 1.0%
Allegheny Technologies, Inc. 5.950% 1/15/21	3,130,000	3,467,320

	Principal Amount	Value
Allegheny Technologies, Inc. 9.375% 6/01/19	$710,000	$903,316
ArcelorMittal 4.250% 8/05/15	1,500,000	1,515,111
ArcelorMittal 5.750% 8/05/20	1,700,000	1,703,419
ArcelorMittal 9.500% 2/15/15	3,080,000	3,427,529
Cliffs Natural Resources, Inc. 3.950% 1/15/18	1,500,000	1,509,724
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,917,741
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,536,000	1,672,741

		17,116,901

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	1,100,000	1,101,494

Lodging — 0.8%
Choice Hotels International, Inc. 5.700% 8/28/20	1,500,000	1,627,500
Marriott International, Inc. 3.250% 9/15/22	2,000,000	2,000,592
Marriott International, Inc. 5.810% 11/10/15	425,000	472,789
Marriott International, Inc. 6.200% 6/15/16	4,038,000	4,657,138
Wyndham Worldwide Corp. 2.950% 3/01/17	550,000	562,412
Wyndham Worldwide Corp. 6.000% 12/01/16	9,000	10,179
Wynn Las Vegas LLC 7.750% 8/15/20	3,450,000	3,933,000

		13,263,610

Machinery – Diversified — 0.2%
Roper Industries, Inc. 3.125% 11/15/22	1,525,000	1,534,986
Xylem, Inc. 3.550% 9/20/16	1,265,000	1,347,636
Xylem, Inc. 4.875% 10/01/21	585,000	664,166

		3,546,788

Manufacturing — 1.3%
Carlisle Cos., Inc. 3.750% 11/15/22	1,270,000	1,257,775
Eaton Corp. (a) 1.500% 11/02/17	1,040,000	1,042,125
Eaton Corp. (a) 2.750% 11/02/22	1,040,000	1,036,790
General Electric Co. 2.700% 10/09/22	1,330,000	1,355,678

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Co. 4.125% 10/09/42	$2,120,000	$2,180,734
General Electric Co. 5.250% 12/06/17	1,145,000	1,350,126
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	960,000	1,172,246
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	1,000,000	1,159,190
Textron, Inc. 4.625% 9/21/16	5,000,000	5,445,980
Textron, Inc. 6.200% 3/15/15	3,000,000	3,288,090
Tyco Electronics Group SA 6.550% 10/01/17	2,935,000	3,519,391

		22,808,125

Media — 0.8%
CBS Corp. 7.875% 7/30/30	970,000	1,339,320
Comcast Corp. 6.400% 5/15/38	1,035,000	1,322,439
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	2,100,000	2,283,750
Grupo Televisa SAB 6.625% 1/15/40	164,000	209,230
NBCUniversal Media LLC 6.400% 4/30/40	100,000	128,312
News America, Inc. 6.900% 8/15/39	525,000	687,366
Scholastic Corp. 5.000% 4/15/13	2,024,000	2,031,590
Time Warner Cable, Inc. 4.000% 9/01/21	900,000	987,898
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	830,785
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	312,723
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	492,443
Time Warner, Inc. 4.700% 1/15/21	900,000	1,024,606
Time Warner, Inc. 6.100% 7/15/40	950,000	1,150,182
Time Warner, Inc. 6.250% 3/29/41	15,000	18,521
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,377,214

		14,196,379

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	705,000	753,338

	Principal Amount	Value
Mining — 0.4%
AngloGold Ashanti Holdings PLC 5.125% 8/01/22	$1,400,000	$1,418,876
Newcrest Finance Property Ltd. (a) 4.450% 11/15/21	1,850,000	1,947,417
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,870,863
Vale Overseas Ltd. 6.875% 11/10/39	490,000	614,365
Vulcan Materials Co. 6.500% 12/01/16	810,000	893,025

		6,744,546

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	800,000	841,351

Office Furnishings — 0.2%
Steelcase, Inc. 6.375% 2/15/21	3,500,000	3,728,816

Oil & Gas — 3.0%
Anadarko Petroleum Corp. 6.375% 9/15/17	2,800,000	3,344,586
Anadarko Petroleum Corp. 6.450% 9/15/36	900,000	1,127,490
Chesapeake Energy Corp. 9.500% 2/15/15	2,000,000	2,260,000
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	360,000	290,700
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	3,530,000	3,177,000
Conoco, Inc. 6.950% 4/15/29	230,000	320,660
ConocoPhillips 6.500% 2/01/39	675,000	957,244
Devon Energy Corp. 5.600% 7/15/41	1,145,000	1,360,085
Devon Energy Corp. 6.300% 1/15/19	660,000	819,012
EQT Corp. 4.875% 11/15/21	835,000	896,403
Mobil Corp. 8.625% 8/15/21	201,000	302,944
Motiva Enterprises LLC (a) 5.750% 1/15/20	1,285,000	1,556,873
Motiva Enterprises LLC (a) 6.850% 1/15/40	945,000	1,308,175
Newfield Exploration Co. 6.875% 2/01/20	1,700,000	1,819,000
Nexen, Inc. 7.500% 7/30/39	145,000	209,863
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	256,035

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
PetroBakken Energy Ltd., Convertible (c) 3.125% 2/08/16	$1,800,000	$1,781,100
Petrobras International Finance Co. 3.875% 1/27/16	1,275,000	1,345,129
Petrobras International Finance Co. 5.375% 1/27/21	1,430,000	1,609,923
Petrobras International Finance Co. 6.750% 1/27/41	2,210,000	2,800,262
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,974,765
Phillips 66 (a) 4.300% 4/01/22	800,000	893,935
Phillips 66 (a) 5.875% 5/01/42	700,000	842,335
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,553,429
Pride International, Inc. 6.875% 8/15/20	2,000,000	2,529,420
Rosneft Oil Co. via Rosneft International Finance Ltd. (a) 3.149% 3/06/17	1,300,000	1,319,500
Rowan Cos., Inc. 4.875% 6/01/22	2,700,000	2,932,384
Rowan Cos., Inc. 5.000% 9/01/17	1,000,000	1,110,900
Rowan Cos., Inc. 5.400% 12/01/42	1,410,000	1,427,911
Shell International Finance BV 5.500% 3/25/40	450,000	577,785
Talisman Energy, Inc. 5.500% 5/15/42	900,000	991,936
Tesoro Corp. 9.750% 6/01/19	1,950,000	2,223,000
Transocean, Inc. 4.950% 11/15/15	1,750,000	1,916,119
Transocean, Inc. 5.050% 12/15/16	1,500,000	1,670,133
Valero Energy Corp. 6.125% 2/01/20	1,145,000	1,392,303

		50,898,339

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	1,100,000	1,323,968
Weatherford International Ltd. 4.500% 4/15/22	1,000,000	1,061,259
Weatherford International Ltd. 5.950% 4/15/42	700,000	759,745

		3,144,972

Packaging & Containers — 0.2%
Rock-Tenn Co. (a) 3.500% 3/01/20	2,370,000	2,432,554

	Principal Amount	Value
Sonoco Products Co. 4.375% 11/01/21	$800,000	$857,853

		3,290,407

Pharmaceuticals — 0.7%
AbbVie, Inc. (a) 4.400% 11/06/42	750,000	797,351
McKesson Corp. 4.750% 3/01/21	850,000	987,239
McKesson Corp. 6.000% 3/01/41	800,000	1,056,679
Merck & Co., Inc. 5.850% 6/30/39	255,000	343,697
Mylan, Inc. (a) 7.625% 7/15/17	800,000	899,095
Mylan, Inc. (a) 7.875% 7/15/20	4,250,000	5,022,484
Pfizer, Inc. 7.200% 3/15/39	970,000	1,487,174
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	630,000	824,539

		11,418,258

Pipelines — 2.1%
Alliance Pipeline LP (a) 6.996% 12/31/19	785,445	906,843
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	1,009,715
CenterPoint Energy Resources Corp. 4.500% 1/15/21	650,000	739,212
CenterPoint Energy Resources Corp. 5.850% 1/15/41	645,000	816,354
DCP Midstream LLC (a) 9.750% 3/15/19	70,000	92,598
Duke Energy Field Services LLC (a) 5.375% 10/15/15	500,000	536,988
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,900,000	3,110,665
Enogex LLC (a) 6.875% 7/15/14	3,300,000	3,508,055
Enterprise Products Operating LP 3.200% 2/01/16	600,000	633,982
Enterprise Products Operating LP 5.950% 2/01/41	630,000	760,580
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	868,000	937,279
Kern River Funding Corp. (a) 4.893% 4/30/18	1,826,895	2,019,019
Kinder Morgan Energy Partners LP 6.000% 2/01/17	685,000	800,085
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	697,075

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.950% 1/15/38	$65,000	$85,531
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	4,286,658
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,390,743
ONEOK Partners LP 3.250% 2/01/16	600,000	633,022
ONEOK Partners LP 6.125% 2/01/41	1,500,000	1,798,371
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	3,870,000	3,957,075
Southern Natural Gas Co. LLC (a) 5.900% 4/01/17	1,345,000	1,580,407
Texas Eastern Transmission LP (a) 6.000% 9/15/17	850,000	1,017,978
TransCanada PipeLines Ltd. 6.200% 10/15/37	840,000	1,109,033
The Williams Cos., Inc. 3.700% 1/15/23	830,000	837,183
Williams Partners LP 5.250% 3/15/20	2,045,000	2,355,742

		35,620,193

Real Estate — 0.4%
AMB Property LP 4.500% 8/15/17	1,050,000	1,145,025
Colonial Realty LP 6.250% 6/15/14	1,460,000	1,554,691
Post Apartment Homes LP 3.375% 12/01/22	600,000	596,916
ProLogis LP 6.625% 5/15/18	3,250,000	3,925,431

		7,222,063

Real Estate Investment Trusts (REITS) — 1.8%
Boston Properties LP 3.700% 11/15/18	800,000	869,030
Boston Properties LP 4.125% 5/15/21	840,000	912,941
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,203,134
BRE Properties, Inc. 3.375% 1/15/23	1,680,000	1,662,911
DDR Corp. 4.625% 7/15/22	1,275,000	1,391,474
DDR Corp. 4.750% 4/15/18	1,400,000	1,551,582
DDR Corp. 7.875% 9/01/20	1,600,000	2,051,088
Duke Realty LP 8.250% 8/15/19	1,975,000	2,525,241
ERP Operating LP 4.625% 12/15/21	600,000	675,848

	Principal Amount	Value
HCP, Inc. 2.625% 2/01/20	$1,415,000	$1,409,477
Highwoods Realty LP 5.850% 3/15/17	2,600,000	2,932,272
Host Hotels & Resorts LP 9.000% 5/15/17	2,800,000	2,996,000
Liberty Property LP 3.375% 6/15/23	975,000	964,726
Realty Income Corp. 2.000% 1/31/18	3,625,000	3,621,988
Realty Income Corp. 3.250% 10/15/22	1,925,000	1,884,407
Simon Property Group LP 5.650% 2/01/20	225,000	270,003
UDR, Inc. 4.625% 1/10/22	1,500,000	1,649,596
UDR, Inc. 5.130% 1/15/14	429,000	446,553
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	800,000	848,357

		29,866,628

Retail — 0.8%
Best Buy Co., Inc. 7.250% 7/15/13	2,340,000	2,369,250
CVS Caremark Corp. 6.125% 9/15/39	895,000	1,145,385
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,349,924	2,827,523
Darden Restaurants, Inc. 3.350% 11/01/22	930,000	899,892
The Home Depot, Inc. 5.950% 4/01/41	800,000	1,080,217
McDonald’s Corp. 6.300% 10/15/37	645,000	892,802
O’Reilly Automotive, Inc. 4.875% 1/14/21	875,000	969,166
QVC, Inc. (a) 5.125% 7/02/22	750,000	786,139
Wal-Mart Stores, Inc. 5.625% 4/01/40	2,085,000	2,704,322

		13,674,696

Savings & Loans — 0.2%
First Niagara Financial Group, Inc. 7.250% 12/15/21	1,400,000	1,670,087
Glencore Funding LLC (a) 6.000% 4/15/14	2,330,000	2,460,841
Washington Mutual Bank (b) 5.650% 8/15/14	4,038,000	404

		4,131,332

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.2%
Applied Materials, Inc. 5.850% 6/15/41	$1,500,000	$1,830,276
Intel Corp., Convertible 2.950% 12/15/35	1,525,000	1,581,234

		3,411,510

Software — 0.3%
Microsoft Corp. 3.000% 10/01/20	525,000	566,555
Oracle Corp. 1.200% 10/15/17	2,075,000	2,081,159
Oracle Corp. 2.500% 10/15/22	1,575,000	1,589,189

		4,236,903

Telecommunications — 2.8%
America Movil SAB de CV 5.000% 3/30/20	730,000	849,334
America Movil SAB de CV 6.125% 3/30/40	760,000	999,890
American Tower Corp. 4.500% 1/15/18	1,900,000	2,082,807
AT&T, Inc. 6.500% 9/01/37	1,485,000	1,942,196
AT&T, Inc. 6.550% 2/15/39	1,005,000	1,320,684
British Telecom PLC STEP 9.625% 12/15/30	1,050,000	1,668,113
CenturyLink, Inc. 5.500% 4/01/13	1,225,000	1,237,183
CenturyLink, Inc. 5.800% 3/15/22	2,000,000	2,114,254
CenturyLink, Inc. 6.150% 9/15/19	760,000	834,269
CenturyLink, Inc. 7.650% 3/15/42	2,000,000	2,090,220
Cisco Systems, Inc. 5.500% 1/15/40	485,000	616,408
Citizens Communications Co. 6.250% 1/15/13	3,141,000	3,144,926
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	290,000	434,491
Embarq Corp. 7.082% 6/01/16	561,000	657,257
Embarq Corp. 7.995% 6/01/36	200,000	220,904
Juniper Networks, Inc. 4.600% 3/15/21	700,000	741,836
Juniper Networks, Inc. 5.950% 3/15/41	1,000,000	1,138,742
Rogers Communications, Inc. 7.500% 8/15/38	160,000	233,368
Telecom Italia Capital 5.250% 10/01/15	2,200,000	2,340,800

	Principal Amount	Value
Telecom Italia Capital 6.000% 9/30/34	$153,000	$149,557
Telecom Italia Capital 6.175% 6/18/14	1,825,000	1,923,550
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	1,250,000	1,299,119
Telefonica Emisiones SAU 2.582% 4/26/13	2,195,000	2,202,682
Telefonica Emisiones SAU 3.992% 2/16/16	1,900,000	1,976,950
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	693,062
Verizon Communications, Inc. 8.750% 11/01/18	1,180,000	1,638,395
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,445,055
Virgin Media Finance PLC 8.375% 10/15/19	4,900,000	5,561,500
Virgin Media Secured Finance PLC 6.500% 1/15/18	2,680,000	2,884,350
WCP Wireless Site Funding (a) 4.141% 11/15/15	1,721,007	1,794,356
Windstream Corp. 8.125% 8/01/13	300,000	311,250

		46,547,508

Transportation — 0.7%
Asciano Finance (a) 5.000% 4/07/18	1,650,000	1,783,051
Burlington Northern Santa Fe LLC 6.750% 3/15/29	1,053,000	1,289,834
Canadian National Railway Co. 5.850% 11/15/17	725,000	873,753
CSX Corp. 7.250% 5/01/27	733,000	962,825
Norfolk Southern Corp. (a) 2.903% 2/15/23	116,000	116,765
Norfolk Southern Corp. 4.837% 10/01/41	19,000	21,199
Norfolk Southern Corp. 6.000% 5/23/2111	500,000	607,101
Ryder System, Inc. 2.500% 3/01/18	4,430,000	4,517,896
Union Pacific Corp. 4.000% 2/01/21	700,000	784,736

		10,957,160

Trucking & Leasing — 0.8%
GATX Corp. 3.500% 7/15/16	1,650,000	1,719,896
GATX Corp. 4.750% 5/15/15	905,000	966,981
GATX Corp. 4.750% 6/15/22	1,200,000	1,258,082

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GATX Corp. 8.750% 5/15/14	$2,385,000	$2,624,471
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 3/15/16	4,290,000	4,301,557
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.125% 5/11/15	1,800,000	1,836,612
TTX Co. (a) 3.050% 11/15/22	1,400,000	1,376,964

		14,084,563

TOTAL CORPORATE DEBT (Cost $636,768,765)		685,107,263

MUNICIPAL OBLIGATIONS — 0.5%
Access Group, Inc., Delaware VRN 0.000% 9/01/37	1,250,000	1,039,720
New York City Municipal Water Finance Authority 5.882% 6/15/44	390,000	520,350
State of California 5.950% 4/01/16	895,000	1,003,904
State of California BAB 7.550% 4/01/39	505,000	728,109
State of California BAB 7.600% 11/01/40	1,160,000	1,694,609
State of Illinois 5.365% 3/01/17	2,910,000	3,262,459

		8,249,151

TOTAL MUNICIPAL OBLIGATIONS (Cost $7,336,028)		8,249,151

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.2%
Automobile ABS — 0.8%
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	3,023,447	3,023,690
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.959% 9/15/21	493,210	498,643
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	1,154,007	1,177,072
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (a) 2.610% 3/15/19	1,800,000	1,830,955
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	162,740	162,878

	Principal Amount	Value
First Investors Auto Owner Trust, Series 2012-2A, Class A2 (a) 1.470% 5/15/18	$1,810,000	$1,811,777
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	315,892	318,398
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	1,687,940	1,691,883
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	1,180,000	1,211,492
Tidewater Auto Receivables Trust, Series 2012-AA, Class A2 (a) 1.210% 8/15/15	1,970,000	1,970,157

		13,696,945

Commercial MBS — 7.3%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.729% 2/10/51	5,890,000	6,964,865
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.205% 2/10/51	5,300,000	6,432,517
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	820,000	889,307
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	2,790,000	3,193,807
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	1,295,000	1,398,858
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	218,703	221,785
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	750,000	872,865
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	2,200,000	2,571,697
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	2,150,000	2,568,316

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.751% 9/11/38	$2,375,000	$2,639,301
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	1,170,000	1,348,252
COMM 2007-C9 Mortgage Trust, Series 2007-C9, Class A4 VRN 5.800% 12/10/49	3,693,000	4,394,102
COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class A3 3.391% 5/15/45	2,000,000	2,137,647
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class A3 2.853% 10/15/45	1,445,000	1,468,055
Commercial Mortgage Pass Through Certificates, Series 2012-CR1, Class AM 3.912% 5/15/45	1,250,000	1,347,299
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, CMO, VRN 5.748% 6/10/46	1,343,000	1,528,579
Commercial Mortgage Pass-Through Certificates, Series 2008-C1, Class AM VRN (a) 6.052% 2/15/41	4,500,000	2,697,402
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	2,367,544	2,442,848
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	2,160,000	2,332,176
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2 3.642% 8/10/44	1,600,000	1,741,049
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	720,938	779,682
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (a) 5.471% 11/10/46	860,000	1,016,055
DBUBS Mortgage Trust, Series 2011-LC1A, Class C VRN (a) 5.557% 11/10/46	940,000	1,098,176
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.867% 7/10/38	3,861,617	4,437,248

	Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	$2,600,000	$2,808,702
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	929,613
GS Mortgage Securities Corp. II, Series 2012-GC6, Class B VRN (a) 5.639% 1/10/45	850,000	993,296
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	650,000	698,953
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class AS 4.117% 5/15/45	1,678,000	1,837,168
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class AS 4.271% 6/15/45	2,245,000	2,478,816
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, CMO 4.780% 7/15/42	200,000	214,386
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class B (a) 4.801% 7/15/46	525,000	582,858
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class B VRN 4.819% 5/15/45	1,250,000	1,389,441
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class B VRN 4.969% 6/15/45	1,395,000	1,565,918
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	3,000,000	3,419,336
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4 VRN 5.482% 2/12/39	340,000	384,385
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.893% 6/12/46	1,600,000	1,834,382
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class AS 3.792% 8/15/45	2,660,000	2,837,970

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class B 3.930% 11/15/45	$850,000	$876,162
Morgan Stanley Capital I, Series 2011-C2, Class A2 (a) 3.476% 6/15/44	1,800,000	1,945,137
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	825,000	927,106
Morgan Stanley Capital I, Series 2011-C2, Class C VRN (a) 5.317% 6/15/44	925,000	1,026,992
Morgan Stanley Capital I, Series 2006-IQ12, Class A4 5.332% 12/15/43	1,150,000	1,325,649
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	1,525,000	1,685,386
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	1,957,239	2,016,149
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.275% 1/11/43	1,375,000	1,654,843
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2 2.111% 3/15/45	2,035,000	2,116,978
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	2,487,885	2,458,838
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.565% 8/15/39	1,384,141	1,462,311
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.565% 8/15/39	1,525,000	1,642,413
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5 2.850% 12/10/45	2,000,000	2,054,489
VNO 2012-6AVE Mortgage Trust, Series 2012-6AVE, Class A (a) 2.996% 11/15/30	1,280,000	1,325,403
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	2,220,000	2,432,509
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	5,210,143
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM VRN 5.736% 5/15/43	1,250,000	1,377,716

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.921% 2/15/51	$2,170,000	$2,538,041
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	561,828	603,974
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	2,254,899	2,263,016
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	1,997,629	2,139,059
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS 3.660% 8/15/45	800,000	844,809
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	1,225,000	1,328,899
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class AS VRN 4.090% 6/15/45	1,600,000	1,747,075
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class B VRN 4.785% 6/15/45	1,800,000	1,974,995
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B VRN (a) 5.637% 11/15/44	835,000	966,680

		124,441,884

Home Equity ABS — 2.4%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.935% 1/25/35	2,070,000	1,900,064
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.480% 8/25/35	963,953	943,998
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.560% 9/25/35	979,971	972,094
Ameriquest Mortgage Securities, Inc., Series 2005-R10, Class A2B FRN 0.458% 1/25/36	97,710	96,427
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.570% 7/25/35	834,040	811,921
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.580% 11/25/34	708,810	703,118
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.870% 6/25/35	1,265,302	1,219,001

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Asset Backed Securities Trust, Series 2006-EC2, Class A4 FRN 0.520% 2/25/36	$207,711	$207,096
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.590% 11/25/35	46,217	46,158
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.310% 5/25/36	50,992	50,905
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.320% 7/25/36	503,696	494,177
Citigroup Mortgage Loan Trus, Inc., Series 2005-HE2, Class A (a) 0.610% 5/25/35	765,506	751,309
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.620% 12/25/33	1,117,489	1,117,607
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.390% 4/25/36	320,171	319,031
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.440% 9/25/34	254,615	253,817
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.700% 12/25/35	800,494	767,742
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.110% 2/25/35	773,329	650,221
First Frankin Mortgage Loan Trust, Series 2005-FF7 FRN 0.660% 7/25/35	2,500,000	2,287,499
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.450% 1/25/36	925,331	850,828
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.640% 4/25/35	796,531	745,202
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.380% 8/25/36	813,690	792,489
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.390% 7/25/36	890,685	886,441
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.650% 10/25/35	1,641,767	1,589,298
JP Morgan Mortgage Acquisition, Series 2005-WMC1C, Class A4 0.580% 9/25/35	3,729	3,729

	Principal Amount	Value
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.990% 12/25/32	$2,177,421	$2,095,446
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.490% 8/25/45	426,523	420,200
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.760% 6/25/35	2,878,414	2,660,258
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.960% 2/25/35	817,059	800,600
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 1.005% 2/25/35	1,690,000	1,518,227
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.945% 6/28/35	2,630,153	2,500,764
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 0.975% 6/28/35	1,300,000	1,030,868
Morgan Stanley ABS Capital I, Series 2005-WMC6, Class M2 FRN 0.710% 7/25/35	960,000	882,637
Morgan Stanley ABS Capital I, Series 2005-WMC3, Class M2 FRN 0.870% 3/25/35	118,372	117,980
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ FRN 0.470% 6/25/35	2,155,219	2,129,208
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	2,646	2,706
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.680% 5/25/35	605,467	585,312
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.590% 8/25/35	1,469,008	1,429,633
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.710% 3/25/35	1,263,675	1,205,587
Residential Asset Mortgage Products, Inc., Series 2005-EFC6, Class 1A2 FRN 0.440% 11/25/35	294,551	294,007
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.400% 3/25/36	1,082,123	1,077,577
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.460% 1/25/36	1,095,971	1,089,500

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Residential Asset Securities Corp., Series 2005-KS6, Class M1 FRN 0.640% 7/25/35	$170,694	$170,152
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.550% 3/25/36	753,771	747,098
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.570% 8/25/35	1,316,165	1,304,169

		40,522,101

Other ABS — 2.6%
321 Henderson Receivables,LLC, Series 2010-2, Class A (a) 4.070% 1/15/48	396,701	426,971
Adams Outdoor Advertising LP, Series 2010-1, Class A (a) 5.438% 12/20/40	942,324	1,053,343
ARL First LLC, Series 2012-1A, Class A2 (a) 3.810% 12/15/42	1,060,000	1,060,000
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.389% 8/18/21	2,444,307	2,401,737
CLI Funding LLC, Series 2012-1A, Class A (a) 4.210% 6/18/27	282,036	295,286
Cronos Containers Program Ltd., Series 2012-2A, Class A (a) 3.810% 9/18/27	1,535,625	1,591,397
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	2,264,238	2,502,916
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	1,520,256	1,574,133
Drug Royalty II LP 1, Series 2012-1, Class A2 (a) (d) 4.474% 1/15/25	1,090,000	1,090,000
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	3,366,867	3,367,430
Global SC Finance SRL, Series 2012-1A, Class A (a) 4.110% 7/19/27	1,437,500	1,502,064
GSAMP Trust, Series 2005-HE5, Class M1 FRN 0.630% 11/25/35	880,000	781,975
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.465% 6/02/17	2,125,000	2,142,723

	Principal Amount	Value
Icon Brands Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	$930,000	$947,363
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	1,862,458	1,862,963
Newport Waves CDO (Acquired 3/30/07, Cost $4,994,200), Series 2007-1A, Class A3LS FRN (a) (e) 0.909% 6/20/14	5,000,000	4,561,000
NuCO2 Funding LLC, Series 2008-1A, Class A1 (a) 7.250% 6/25/38	3,025,000	3,096,390
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.709% 10/17/16	600,000	608,051
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	905,517	907,313
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (a) 3.350% 4/20/26	2,256,798	2,311,938
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	1,452,563	1,614,180
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	761,635	804,065
TAL Advantage LLC, Series 2006-1A FRN (a) 0.376% 4/20/21	800,000	785,586
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	33,177	33,224
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.609% 10/15/15	1,119,000	1,129,665
Trinity Rail Leasing LP, Series 2012-1A, Class A1 (a) 2.266% 1/15/43	880,000	875,645
Trinity Rail Leasing LP, Series 2006-1A, Class A1 (a) 5.900% 5/14/36	526,071	593,113
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	1,451,258	1,521,253
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.380% 11/26/21	920,417	899,123
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	1,385,157	1,395,546

		43,736,393

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 2.4%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.442% 8/25/26	$738,129	$716,206
Access Group, Inc., Series 2005-2, Class A3 FRN 0.492% 11/22/24	1,759,119	1,727,145
Access Group, Inc., Series 2003-1, Class A2 FRN 0.570% 12/27/16	269,036	268,007
Access Group, Inc. Series 2004-1, Class A4 FRN 1.709% 12/27/32	500,000	416,714
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 0.186% 1/25/47	2,075,000	1,763,750
College Loan Corp. Trust, Series 2003-1, Class A3 FRN (a) 1.700% 3/01/42	1,100,000	979,000
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.709% 6/15/43	2,600,000	2,502,500
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.711% 6/15/43	2,475,000	2,352,124
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.712% 6/15/43	1,700,000	1,530,221
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	1,000,000	843,565
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.412% 8/25/25	1,062,966	1,056,707
GCO Education Loan Funding Trust, Series 2007-1, Class A7AR FRN (a) 1.490% 11/26/46	1,625,000	1,464,205
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 2.140% 3/25/42	1,150,000	1,007,814
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.432% 11/25/26	2,075,000	2,038,213
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.320% 3/25/26	1,342,082	1,328,496
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 1.141% 2/25/39	625,000	566,479
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.010% 4/25/46	956,152	964,264

	Principal Amount	Value
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.522% 5/28/26	$1,702,190	$1,678,887
Northstar Education Finance, Inc., Series 2007-1, Class B FRN 1.433% 1/28/47	1,200,000	798,360
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.510% 7/15/36	6,340,000	5,947,574
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.640% 7/15/36	697,000	577,373
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.898% 3/15/38	1,085,852	894,633
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.250% 12/15/16	1,850,000	1,850,000
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.660% 12/15/16	350,000	350,000
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 1.699% 12/15/16	250,000	250,000
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.701% 12/15/16	700,000	700,000
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.701% 12/15/16	150,000	150,000
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 1.703% 12/15/16	600,000	600,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.703% 12/15/16	600,000	600,000
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.000% 9/15/28	1,350,000	1,242,923
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.400% 6/17/30	450,000	413,515
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.380% 12/17/46	2,200,000	1,661,000
US Education Loan Trust LLC, Series 2006-1, Class A2 FRN (a) 0.441% 3/01/25	1,112,973	1,106,318

		40,345,993

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 0.6%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.094% 8/25/34	$753,644	$702,368
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,849,236	1,881,978
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.089% 2/25/34	146,865	142,056
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.148% 9/25/33	73,898	63,052
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.718% 8/25/34	121,198	111,951
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.400% 1/19/38	2,436,001	1,833,453
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.570% 7/25/35	567,296	548,271
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.320% 5/25/37	2,414,655	1,187,746
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.606% 8/25/34	396,175	319,946
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.460% 8/25/36	699,613	639,763
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.724% 7/25/33	18,192	19,058
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.896% 2/25/34	54,706	56,836
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.679% 2/25/34	2,103	2,090
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	1,587,900	1,602,985
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 1/17/13	223,540	224,065
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.470% 7/25/35	550,861	541,753
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.898% 3/25/34	306,628	290,747

	Principal Amount	Value
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.565% 4/25/44	$701,176	$691,297

		10,859,415

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.460% 11/25/37	1,330,342	1,295,563
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.153% 6/25/32	188,415	164,120

		1,459,683

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $269,075,098)		275,062,414

SOVEREIGN DEBT OBLIGATIONS — 1.0%
Brazilian Government International Bond 4.875% 1/22/21	700,000	843,500
Colombia Government International Bond 7.375% 3/18/19	1,175,000	1,544,538
Mexico Government International Bond 4.750% 3/08/44	3,050,000	3,446,500
Peruvian Government International Bond 6.550% 3/14/37	560,000	809,200
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,570,867
Province of Quebec Canada 7.500% 9/15/29	540,000	820,698
Republic of Brazil International Bond 5.625% 1/07/41	1,825,000	2,390,750
Republic of Brazil International Bond 5.875% 1/15/19	2,243,000	2,774,591
United Mexican States 5.125% 1/15/20	1,110,000	1,326,450
United Mexican States 6.750% 9/27/34	950,000	1,368,000

		16,895,094

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $13,868,168)		16,895,094

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 31.7%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	679,552	788,821

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association, Series 1989-20, Class A 6.750% 4/25/18	$208,889	$217,346
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	549,885	630,206

		1,636,373

Pass-Through Securities — 31.6%
Federal Home Loan Mortgage Corp.
Pool #G18363 3.500% 9/01/25	1,520,206	1,598,295
Pool #J13013 3.500% 9/01/25	1,036,916	1,090,179
Pool #J13495 3.500% 11/01/25	1,293,575	1,360,023
Pool #J15111 3.500% 4/01/26	1,852,806	1,947,980
Pool #J15891 3.500% 7/01/26	1,470,188	1,545,707
Pool #J16192 3.500% 8/01/26	1,187,419	1,248,414
Pool #J16476 3.500% 9/01/26	801,397	842,562
Pool #G05262 4.500% 3/01/39	1,909,395	2,045,439
Pool #A92183 4.500% 5/01/40	924,114	989,957
Pool #Q01704 4.500% 6/01/41	3,514,681	3,777,183
Pool #Q03086 4.500% 9/01/41	18,007,501	19,352,436
Pool #E84025 6.000% 6/01/16	164,550	174,933
Pool #G11431 6.000% 2/01/18	15,813	17,026
Pool #G11122 6.500% 5/01/16	76,448	80,680
Pool #E84450 6.500% 7/01/16	22,111	23,731
Pool #E84580 6.500% 7/01/16	24,377	26,052
Pool #E84660 6.500% 7/01/16	6,064	6,535
Pool #E90508 6.500% 7/01/17	77,171	84,129
Pool #C00836 7.000% 7/01/29	30,166	34,490
Pool #C49314 7.000% 4/01/31	8,195	9,405
Pool #C51422 7.000% 5/01/31	4,098	4,705

	Principal Amount	Value
Pool #C51550 7.000% 5/01/31	$1,993	$2,288
Pool #C53034 7.000% 6/01/31	15,753	18,080
Pool #G01311 7.000% 9/01/31	161,881	185,506
Pool #G01317 7.000% 10/01/31	109,127	125,054
Pool #E00856 7.500% 6/01/15	10,942	11,544
Pool #G00143 7.500% 6/01/23	2,123	2,432
Pool #C55867 7.500% 2/01/30	64,163	74,380
Pool #C37986 7.500% 5/01/30	2,010	2,351
Pool #C39755 7.500% 6/01/30	397	460
Pool #C40675 7.500% 7/01/30	436	510
Pool #C41497 7.500% 9/01/30	206	242
Pool #C42340 7.500% 9/01/30	408	479
Pool #C42427 7.500% 9/01/30	815	954
Pool #C43930 7.500% 10/01/30	14,010	16,400
Pool #C43962 7.500% 10/01/30	6,364	7,437
Pool #C44509 7.500% 11/01/30	16,152	18,932
Pool #C44830 7.500% 11/01/30	29	34
Pool #C45235 7.500% 12/01/30	99,380	116,419
Pool #C46038 7.500% 12/01/30	1,642	1,921
Pool #C01116 7.500% 1/01/31	3,803	4,451
Pool #C46309 7.500% 1/01/31	616	722
Pool #C46560 7.500% 1/01/31	713	828
Pool #C46810 7.500% 1/01/31	763	894
Pool #C47060 7.500% 1/01/31	1,902	2,225
Pool #C47063 7.500% 1/01/31	5,471	6,391
Pool #E00842 8.000% 3/01/15	37,979	40,066

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #E00843 8.000% 4/01/15	$9,327	$9,809
Pool #E00852 8.000% 5/01/15	12,018	12,717
Pool #E80782 8.000% 7/01/15	1,178	1,251
Pool #E80998 8.000% 7/01/15	8,518	8,985
Pool #E81091 8.000% 7/01/15	10,776	11,450
Pool #E81151 8.000% 8/01/15	19,912	21,159
Pool #555481 8.250% 5/01/17	10,216	11,228
Pool #G00653 8.500% 11/01/25	38,959	46,207
Pool #554904 9.000% 3/01/17	156	168
Federal Home Loan Mortgage Corp. TBA
Pool #2830 3.500% 6/01/25 (f)	2,600,000	2,734,672
Pool #648 3.500% 12/01/41 (f)	16,100,000	17,121,344
Pool #4200 4.000% 6/01/40 (f)	38,000,000	40,562,032
Pool #6222 4.500% 5/01/39 (f)	7,600,000	8,151,000
Federal National Mortgage Association
Pool #725692 2.300% 10/01/33	877,499	928,604
Pool #888586 2.370% 10/01/34	1,697,837	1,802,034
Pool #775539 2.651% 5/01/34	806,361	858,478
Pool #AO8629 3.500% 7/01/42	10,915,759	11,636,796
Pool #AP6609 3.500% 9/01/42	4,020,962	4,286,565
Pool #AA4446 4.000% 3/01/39	26,334	28,197
Pool #AC4897 4.000% 9/01/39	1,132,372	1,212,479
Pool #AE2259 4.000% 8/01/40	81,268	87,017
Pool #AE5149 4.000% 10/01/40	1,501,806	1,608,047
Pool #AE7533 4.000% 11/01/40	352,965	377,935
Pool #AH0946 4.000% 12/01/40	69,481	74,396

	Principal Amount	Value
Pool #AH4158 4.000% 1/01/41	$470,526	$503,813
Pool #AH9910 4.000% 4/01/41	1,652,872	1,769,800
Pool #AI0038 4.000% 7/01/41	239,340	256,272
Pool #AH3864 4.000% 9/01/41	310,264	332,213
Pool #AI0478 4.000% 9/01/41	261,325	280,220
Pool #AI5233 4.000% 9/01/41	1,452,084	1,557,076
Pool #AJ0806 4.000% 9/01/41	93,033	100,545
Pool #AJ2925 4.000% 10/01/41	1,780,437	1,909,171
Pool #AJ3897 4.000% 10/01/41	1,619,230	1,756,548
Pool #675713 5.000% 3/01/18	19,277	20,863
Pool #545636 6.500% 5/01/17	122,626	132,108
Pool #524355 7.000% 12/01/29	147	169
Pool #254379 7.000% 7/01/32	96,470	110,836
Pool #252717 7.500% 9/01/29	6,494	7,587
Pool #535996 7.500% 6/01/31	22,506	26,352
Pool #254009 7.500% 10/01/31	72,590	85,095
Pool #253394 8.000% 7/01/20	32,922	37,598
Pool #323992 8.000% 11/01/29	4,238	5,015
Pool #525725 8.000% 2/01/30	9,081	10,699
Pool #253266 8.000% 5/01/30	9,612	11,409
Pool #537433 8.000% 5/01/30	6,159	7,327
Pool #253347 8.000% 6/01/30	13,479	16,017
Pool #544976 8.000% 7/01/30	954	1,133
Pool #535428 8.000% 8/01/30	15,665	18,604
Pool #543290 8.000% 9/01/30	66	79
Pool #547786 8.000% 9/01/30	2,863	3,376

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #550767 8.000% 9/01/30	$10,056	$11,886
Pool #553061 8.000% 9/01/30	14,914	17,678
Pool #253481 8.000% 10/01/30	12,422	14,766
Pool #535533 8.000% 10/01/30	12,149	14,428
Pool #560741 8.000% 11/01/30	3,196	3,805
Pool #253644 8.000% 2/01/31	6,472	7,696
Pool #581170 8.000% 5/01/31	1,733	2,053
Pool #583916 8.000% 5/01/31	5,297	6,313
Pool #593848 8.000% 7/01/31	1,080	1,287
Pool #190317 8.000% 8/01/31	72,582	86,169
Pool #545240 8.000% 9/01/31	7,793	9,260
Pool #541202 8.500% 8/01/26	86,610	101,595
Federal National Mortgage Association TBA
Pool #3348 2.500% 7/01/27 (f)	31,500,000	32,939,648
Pool #1312 3.000% 11/01/26 (f)	32,000,000	33,780,000
Pool #4241 3.000% 8/01/42 (f)	69,056,000	72,373,927
Pool #1963 3.500% 12/01/41 (f)	72,400,000	77,185,191
Pool #9174 4.000% 8/01/40 (f)	2,293,000	2,457,630
Pool #18718 4.500% 6/01/39 (f)	14,700,000	15,880,594
Pool #29800 5.000% 12/01/36 (f)	29,800,000	32,279,452
Pool #45659 5.500% 2/01/35 (f)	21,974,000	23,874,408
Pool #52353 6.000% 6/01/35 (f)	22,925,000	25,038,398
Government National Mortgage Association
Pool #727394 4.500% 2/15/40	708,630	779,963
Pool #734716 4.500% 4/15/40	6,054,217	6,663,659
Pool #617994 4.500% 5/15/40	14,137	15,560

	Principal Amount	Value
Pool #734672 4.500% 5/15/40	$267,145	$294,036
Pool #738019 4.500% 2/15/41	6,389,156	7,004,363
Pool #707745 4.500% 4/15/41	7,270,584	7,970,662
Pool #707760 4.500% 6/15/41	2,366,368	2,594,223
Pool #768773 4.500% 6/15/41	7,086,866	7,769,254
Pool #593946 5.000% 4/15/33	23,011	25,210
Pool #612902 5.000% 7/15/33	4,126	4,521
Pool #626512 5.000% 4/15/34	11,266	12,343
Pool #648526 5.000% 12/15/35	49,953	54,687
Pool #650254 5.000% 4/15/36	114,506	125,286
Pool #658256 5.000% 1/15/37	12,423	13,577
Pool #663769 5.000% 1/15/37	11,383	12,441
Pool #671331 5.000% 7/15/37	136,699	149,226
Pool #684647 5.000% 3/15/38	7,925	8,638
Pool #684733 5.000% 3/15/38	427,240	465,725
Pool #680205 5.000% 4/15/38	214,286	233,589
Pool #632260 5.000% 6/15/38	198,354	216,160
Pool #693530 5.000% 7/15/38	146,219	159,344
Pool #698026 5.000% 1/15/39	2,109,708	2,299,087
Pool #698028 5.000% 1/15/39	89,923	97,995
Pool #701581 5.000% 1/15/39	540,782	589,325
Pool #704182 5.000% 1/15/39	218,091	237,668
Pool #692374 5.000% 2/15/39	2,426,355	2,644,158
Pool #698103 5.000% 4/15/39	419,803	457,486
Pool #704584 5.000% 6/15/39	119,594	130,329
Pool #716503 5.000% 7/15/39	41,472	45,661

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #723436 5.000% 11/15/39	$359,382	$395,685
Pool #721292 5.000% 6/15/40	341,257	375,729
Pool #783065 5.000% 8/15/40	172,221	188,165
Pool #743981 5.000% 10/15/40	103,755	113,846
Pool #760362 5.000% 7/15/41	514,474	562,586
Pool #760369 5.000% 8/15/41	75,662	82,737
Pool #760389 5.000% 10/15/41	780,637	853,639
Pool #404246 6.500% 8/15/28	828	942
Pool #418295 6.500% 1/15/29	160	180
Pool #781038 6.500% 5/15/29	144,226	164,106
Pool #527586 6.500% 5/15/31	806	924
Pool #781468 6.500% 7/15/32	10,639	12,188
Pool #781496 6.500% 9/15/32	53,818	61,539
Pool #363066 7.000% 8/15/23	11,108	12,569
Pool #352049 7.000% 10/15/23	7,793	8,867
Pool #354674 7.000% 10/15/23	9,820	11,142
Pool #358555 7.000% 10/15/23	8,601	9,779
Pool #345964 7.000% 11/15/23	7,384	8,381
Pool #380866 7.000% 3/15/24	1,635	1,855
Pool #781124 7.000% 12/15/29	16,796	19,440
Pool #781319 7.000% 7/15/31	347,209	403,388
Pool #565982 7.000% 7/15/32	16,726	19,497
Pool #581417 7.000% 7/15/32	101,412	118,076
Pool #588012 7.000% 7/15/32	41,112	47,732
Pool #591581 7.000% 8/15/32	11,580	13,498
Pool #190766 7.500% 1/15/17	21,769	23,560
Pool #187548 7.500% 4/15/17	7,104	7,699

	Principal Amount	Value
Pool #203940 7.500% 4/15/17	$30,962	$33,553
Pool #181168 7.500% 5/15/17	17,706	19,358
Pool #201622 7.500% 5/15/17	18,286	19,992
Pool #210627 7.500% 5/15/17	4,978	5,423
Pool #192796 7.500% 6/15/17	4,598	5,009
Pool #357262 7.500% 9/15/23	5,662	6,496
Pool #441009 8.000% 11/15/26	1,301	1,529
Pool #522777 8.000% 12/15/29	6,939	8,224
Pool #434719 8.000% 2/15/30	178	211
Pool #523043 8.000% 3/15/30	360	427
Pool #529134 8.000% 3/15/30	2,014	2,394
Pool #477036 8.000% 4/15/30	1,482	1,762
Pool #503157 8.000% 4/15/30	30,231	35,717
Pool #528714 8.000% 4/15/30	2,123	2,524
Pool #544640 8.000% 11/15/30	36,188	43,053
Pool #531298 8.500% 8/15/30	2,997	3,571
Government National Mortgage Association II FRN
Pool #82488 3.000% 3/20/40	3,096,546	3,238,018
Pool #82462 3.500% 1/20/40	2,779,678	2,968,567
Government National Mortgage Association TBA
Pool #1610 3.000% 7/01/42 (f)	7,500,000	7,971,680
Pool #5245 4.000% 8/01/40 (f)	7,600,000	8,333,875
Pool #13331 5.000% 4/01/38 (f)	7,500,000	8,175,586
Pool #119482 6.000% 9/01/35 (f)	6,000,000	6,714,375

		535,722,809

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $535,832,676)		537,359,182

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 9.5%
U.S. Treasury Bonds & Notes — 9.5%
U.S. Treasury Bond 2.750% 8/15/42	$7,700,000	$7,431,463
U.S. Treasury Bond 3.125% 11/15/41	21,105,000	22,083,753
U.S. Treasury Bond 3.500% 2/15/39	6,905,000	7,805,020
U.S. Treasury Bond 4.500% 2/15/36	18,780,000	24,706,713
U.S. Treasury Note 0.250% 9/15/15	22,681,000	22,632,093
U.S. Treasury Note 0.625% 9/30/17	44,340,000	44,260,325
U.S. Treasury Note 1.500% 8/31/18	16,185,000	16,756,785
U.S. Treasury Note (g) (h) 1.875% 9/30/17	14,165,000	14,957,355

		160,633,507

TOTAL U.S. TREASURY OBLIGATIONS (Cost $159,825,804)		160,633,507

TOTAL BONDS & NOTES (Cost $1,622,706,539)		1,683,306,611

TOTAL LONG-TERM INVESTMENTS (Cost $1,622,706,539)		1,683,306,611

SHORT-TERM INVESTMENTS — 25.0%
Commercial Paper — 25.0%
AGL Capital Corp. (a) 0.440% 2/04/13	7,500,000	7,496,883
AGL Capital Corp. (a) 0.460% 2/12/13	4,000,000	3,997,853
Apache Corp. (a) 0.375% 1/03/13	7,000,000	6,999,856
Avery Dennison Corp. (a) 0.350% 1/07/13	11,000,000	10,999,358
Block Financial LLC (a) 0.500% 1/30/13	10,000,000	9,995,972
Block Financial LLC (a) 0.530% 1/07/13	18,275,000	18,273,386
Covidien International Finance SA (a) 0.450% 1/31/13	5,500,000	5,497,938
Covidien International Finance SA (a) 0.450% 2/01/13	4,500,000	4,498,256
DCP Midstream LLC (a) 0.477% 1/16/13	9,000,000	8,998,237

	Principal Amount	Value
DirecTV Holdings LLC (a) 0.420% 1/18/13	$6,938,000	$6,936,624
DIRECTV Holdings LLC (a) 0.500% 3/05/13	5,000,000	4,995,625
Duke Energy Corp. (a) 0.477% 1/14/13	7,000,000	6,998,812
Duke Energy Corp. (a) 0.500% 1/03/13	6,900,000	6,899,808
Enbridge Energy Partners (a) 0.380% 1/29/13	3,000,000	2,999,113
Enterprise Products Operating LLC (a) 0.390% 1/08/13	18,650,000	18,648,586
Equifax, Inc. (a) 0.426% 2/08/13	5,000,000	4,997,783
FMC Technologies, Inc. (a) 0.400% 1/28/13	5,800,000	5,798,260
FMC Technologies, Inc. (a) 0.400% 1/29/13	7,250,000	7,247,744
FMC Technologies, Inc. (a) 0.440% 1/08/13	7,200,000	7,199,384
Glencore Funding LLC 0.609% 2/25/13	5,000,000	4,995,417
Glencore Funding LLC 0.620% 1/25/13	18,000,000	17,992,560
Glencore Funding LLC 0.690% 2/19/13	8,500,000	8,492,017
Hewlett Packard Co. (a) 0.467% 1/04/13	15,500,000	15,499,406
Kinder Morgan Energy (a) 0.410% 1/03/13	10,000,000	9,999,772
Kinder Morgan Energy (a) 0.426% 1/11/13	6,750,000	6,749,213
National Grid USA (a) 0.568% 1/15/13	12,350,000	12,347,310
National Grid USA (a) 0.619% 2/05/13	5,000,000	4,997,035
National Grid USA (a) 0.620% 2/01/13	7,000,000	6,996,263
NextEra Energy Capital Holdings, Inc. (a) 0.410% 1/17/13	18,800,000	18,796,574
NextEra Energy Capital Holdings, Inc. (a) 0.420% 1/03/13	6,000,000	5,999,860
Nissan Motor Acceptance Corp. (a) 0.436% 1/28/13	12,250,000	12,246,049
Nissan Motor Acceptance Corp. (a) 0.446% 2/04/13	10,000,000	9,995,844
Nissan Motor Acceptance Corp. (a) 0.457% 2/07/13	5,000,000	4,997,688
Noble Corp. (a) 0.440% 1/17/13	5,000,000	4,999,022

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Northeast Utilities (a) 0.380% 1/03/13	$10,400,000	$10,399,780
Northeast Utilities (a) 0.426% 1/03/13	9,500,000	9,499,778
OGE Energy Corp. (a) 0.396% 1/03/13	8,000,000	7,999,827
ONEOK, Inc. (a) 0.430% 1/22/13	21,250,000	21,244,670
Pall Corp. (a) 0.370% 1/31/13	6,000,000	5,998,150
Pall Corp. (a) 0.380% 1/17/13	5,000,000	4,999,156
Pall Corp. (a) 0.380% 1/22/13	8,500,000	8,498,116
Pall Corp. (a) 0.385% 1/14/13	3,500,000	3,499,520
Pentair Finance (a) 0.450% 2/19/13	7,170,000	7,165,608
Ryder System, Inc. 0.335% 2/05/13	10,000,000	9,996,792
Sempra Energy Holding (a) 0.630% 4/18/13	5,000,000	4,990,638
Transcanada Pipeline (a) 0.430% 2/15/13	11,500,000	11,493,819
Transcanada Pipeline (a) 0.436% 2/07/13	10,000,000	9,995,581
Transcanada Pipeline (a) 0.500% 1/02/13	5,000,000	4,999,931
Tyco Electronics Group SA (a) 0.370% 1/02/13	3,500,000	3,499,964
Volvo Group Treasury (a) 0.550% 3/21/13	4,000,000	3,995,172

		422,860,010

TOTAL SHORT-TERM INVESTMENTS (Cost $422,860,010)		422,860,010

TOTAL INVESTMENTS — 124.4% (Cost $2,045,566,549) (i)		2,106,166,621

Other Assets/(Liabilities) — (24.4)%		(412,748,920)

NET ASSETS — 100.0%		$1,693,417,701

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to a value of $593,474,843 or 35.05% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2012, these securities amounted to a value of $106,011 or 0.01% of net assets.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2012, these securities amounted to a value of $1,781,100 or 0.11% of net assets.
(d)	This security is valued in good faith under procedures established by the Board of Trustees. At December 31, 2012, these securities amounted to a value of $1,090,000 or 0.06% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At December 31, 2012, these securities amounted to a value of $4,561,000 or 0.27% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Number of Shares	Value

EQUITIES — 0.1%

COMMON STOCK — 0.1%
Basic Materials — 0.1%
Forest Products & Paper — 0.1%
The Newark Group, Inc. (a) (b)	26,904	$51,884

TOTAL COMMON STOCK (Cost $165,688)		51,884

TOTAL EQUITIES (Cost $165,688)		51,884

	Principal Amount
BONDS & NOTES — 98.9%

CORPORATE DEBT — 50.8%
Advertising — 0.2%
Omnicom Group, Inc. 3.625% 5/01/22	$150,000	156,257

Aerospace & Defense — 0.5%
BE Aerospace, Inc. 6.875% 10/01/20	125,000	139,062
Goodrich Corp. 6.125% 3/01/19	160,000	197,802
United Technologies Corp. 6.125% 7/15/38	105,000	139,794

		476,658

Agriculture — 0.4%
Altria Group, Inc. 2.850% 8/09/22	110,000	108,848
Altria Group, Inc. 4.250% 8/09/42	50,000	48,490
Bunge Ltd. Finance Corp. 3.200% 6/15/17	200,000	208,727

		366,065

Auto Manufacturers — 0.4%
Ford Motor Co. 6.500% 8/01/18	100,000	115,750
Volvo Treasury AB (c) 5.950% 4/01/15	275,000	300,120

		415,870

Automotive & Parts — 1.3%
American Axle & Manufacturing, Inc. 7.875% 3/01/17	425,000	439,875
Cooper Tire & Rubber Co. 8.000% 12/15/19	280,000	313,600
International Automotive Components Group SA (c) 9.125% 6/01/18	9,000	8,348

	Principal Amount	Value
Titan International, Inc. 7.875% 10/01/17	$163,000	$173,187
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	98,000	109,760
UCI International, Inc. 8.625% 2/15/19	115,000	113,994
Visteon Corp 6.750% 4/15/19	131,000	139,515

		1,298,279

Banks — 2.1%
Bank of America Corp. 3.625% 3/17/16	165,000	174,834
Bank of America Corp. 5.875% 2/07/42	55,000	68,617
Bank of America Corp. 6.000% 9/01/17	115,000	134,667
Bank of America Corp. Series L 5.650% 5/01/18	30,000	34,903
Credit Suisse AG 5.400% 1/14/20	130,000	146,171
Export-Import Bank of Korea 4.000% 1/11/17	200,000	216,868
First Horizon National Corp. 5.375% 12/15/15	10,000	10,932
HSBC Holdings PLC 6.500% 9/15/37	125,000	156,024
ICICI Bank Ltd. (c) 4.750% 11/25/16	275,000	288,262
ICICI Bank Ltd. (c) 5.500% 3/25/15	475,000	502,162
PNC Funding Corp. 4.375% 8/11/20	105,000	119,759
UBS AG 5.750% 4/25/18	100,000	118,714
Wells Fargo & Co. 4.600% 4/01/21	25,000	28,756

		2,000,669

Beverages — 0.1%
Molson Coors Brewing Co. 5.000% 5/01/42	65,000	72,843

Biotechnology — 0.5%
Amgen, Inc. 3.875% 11/15/21	275,000	302,001
Amgen, Inc. 5.150% 11/15/41	175,000	196,939

		498,940

Chemicals — 1.6%
Braskem Finance Ltd. (c) 5.750% 4/15/21	225,000	236,812

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cytec Industries, Inc. 8.950% 7/01/17	$175,000	$219,431
The Dow Chemical Co. 3.000% 11/15/22	125,000	124,722
The Dow Chemical Co. 8.550% 5/15/19	100,000	135,008
Incitec Pivot Ltd. (c) 4.000% 12/07/15	475,000	499,510
Methanex Corp. 5.250% 3/01/22	40,000	44,365
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. 8.375% 3/01/18	50,000	47,250
RPM International, Inc. 6.125% 10/15/19	50,000	58,367
Valspar Corp. 7.250% 6/15/19	150,000	183,230

		1,548,695

Commercial Services — 0.6%
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	285,000	294,263
ERAC USA Finance LLC (c) 3.300% 10/15/22	75,000	75,934
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	63,491
Rent-A-Center, Inc. 6.625% 11/15/20	160,000	174,400

		608,088

Computers — 0.2%
Hewlett-Packard Co. 2.125% 9/13/15	90,000	89,938
Hewlett-Packard Co. 2.200% 12/01/15	125,000	125,171

		215,109

Diversified Financial — 4.2%
American Express Co. 8.125% 5/20/19	100,000	135,472
American General Finance Corp. 6.500% 9/15/17	250,000	221,250
BlackRock, Inc. 5.000% 12/10/19	110,000	131,618
Citigroup, Inc. 4.750% 5/19/15	15,000	16,171
Citigroup, Inc. 5.500% 10/15/14	140,000	150,198
Citigroup, Inc. 5.875% 5/29/37	60,000	72,203
Citigroup, Inc. 5.875% 1/30/42	75,000	92,561
Citigroup, Inc. 6.125% 11/21/17	45,000	53,557
Citigroup, Inc. 8.500% 5/22/19	76,000	102,192

	Principal Amount	Value
Eaton Vance Corp. 6.500% 10/02/17	$130,000	$156,848
Ford Motor Credit Co. LLC 3.000% 6/12/17	200,000	205,485
General Electric Capital Corp. 5.625% 5/01/18	170,000	201,881
The Goldman Sachs Group, Inc. 3.625% 2/07/16	170,000	179,949
The Goldman Sachs Group, Inc. 5.750% 1/24/22	175,000	206,887
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	42,942
The Goldman Sachs Group, Inc. 6.345% 2/15/34	40,000	41,519
The Goldman Sachs Group, Inc. 6.750% 10/01/37	40,000	45,333
Hyundai Capital America (c) 1.625% 10/02/15	80,000	80,481
International Lease Finance Corp. 5.875% 4/01/19	200,000	210,800
Janus Capital Group, Inc. 6.700% 6/15/17	525,000	600,031
JP Morgan Chase & Co. 4.350% 8/15/21	145,000	162,144
JP Morgan Chase & Co. 4.500% 1/24/22	175,000	197,966
Lazard Group LLC 6.850% 6/15/17	135,000	156,035
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	162,712
Morgan Stanley 3.800% 4/29/16	200,000	209,957
Morgan Stanley 4.000% 7/24/15	150,000	156,943
Morgan Stanley 5.750% 1/25/21	60,000	68,522

		4,061,657

Electric — 3.1%
Ameren Corp. 8.875% 5/15/14	170,000	186,034
Calpine Corp. (c) 7.500% 2/15/21	274,000	302,770
Elwood Energy LLC 8.159% 7/05/26	331,595	345,274
Florida Power & Light Co. 4.950% 6/01/35	65,000	75,948
Georgia Power Co. 4.300% 3/15/42	133,000	139,500
Kiowa Power Partners LLC (c) 4.811% 12/30/13	38,372	38,636
LG&E and KU Energy LLC 4.375% 10/01/21	250,000	274,321

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MidAmerican Energy Holdings Co. 5.950% 5/15/37	$120,000	$148,165
NiSource Finance Corp. 5.800% 2/01/42	150,000	170,788
NRG Energy, Inc. 8.500% 6/15/19	250,000	275,000
Pacific Gas & Electric Co. 5.800% 3/01/37	160,000	197,942
PPL Capital Funding, Inc. 3.500% 12/01/22	75,000	76,342
Southern California Edison Co. 5.950% 2/01/38	60,000	78,711
Tenaska Oklahoma I LP (c) 6.528% 12/30/14	85,107	87,084
Tri-State Generation & Transmission Association, Series 2003, Class A (c) 6.040% 1/31/18	79,608	87,537
Tri-State Generation & Transmission Association, Series 2003, Class B (c) 7.144% 7/31/33	185,000	246,342
Virginia Electric and Power Co. 6.350% 11/30/37	200,000	276,274

		3,006,668

Electrical Components & Equipment — 0.4%
Anixter, Inc. 5.950% 3/01/15	10,000	10,638
Legrand France SA 8.500% 2/15/25	250,000	331,593

		342,231

Electronics — 0.4%
Avnet, Inc. 4.875% 12/01/22	260,000	265,087
PerkinElmer, Inc. 5.000% 11/15/21	125,000	138,589

		403,676

Entertainment — 0.8%
Mohegan Tribal Gaming Authority 6.125% 2/15/13	545,000	534,100
Regal Entertainment Group 9.125% 8/15/18	190,000	211,850
Speedway Motorsports, Inc. 8.750% 6/01/16	50,000	53,437

		799,387

Foods — 0.7%
ConAgra Foods, Inc. 7.000% 4/15/19	165,000	203,104
Ralcorp Holdings, Inc. 4.950% 8/15/20	275,000	290,222
Ralcorp Holdings, Inc. 6.625% 8/15/39	30,000	36,102

	Principal Amount	Value
Tyson Foods, Inc. 4.500% 6/15/22	$150,000	$162,377

		691,805

Forest Products & Paper — 0.6%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	200,000	209,781
International Paper Co. 4.750% 2/15/22	75,000	84,865
International Paper Co. 9.375% 5/15/19	110,000	150,008
Plum Creek Timberlands LP 3.250% 3/15/23	105,000	103,244

		547,898

Hand & Machine Tools — 0.4%
Kennametal, Inc. 2.650% 11/01/19	50,000	50,073
Thermadyne Holdings Corp. 9.000% 12/15/17	280,000	298,200

		348,273

Health Care – Products — 0.9%
Alere, Inc. 9.000% 5/15/16	590,000	622,450
Boston Scientific Corp. 7.375% 1/15/40	120,000	163,692
Teleflex, Inc. 6.875% 6/01/19	90,000	97,200

		883,342

Health Care – Services — 1.2%
HCA Holdings, Inc. 7.750% 5/15/21	140,000	151,900
Health Management Associates, Inc. 6.125% 4/15/16	300,000	324,000
HEALTHSOUTH Corp. 7.750% 9/15/22	198,000	217,057
Kaiser Foundation Hospitals 3.500% 4/01/22	65,000	68,540
UnitedHealth Group, Inc. 3.950% 10/15/42	85,000	84,642
UnitedHealth Group, Inc. 6.875% 2/15/38	75,000	102,986
WellPoint, Inc., Convertible (c) 2.750% 10/15/42	100,000	107,563
WellPoint, Inc. 4.350% 8/15/20	130,000	143,488

		1,200,176

Housewares — 0.3%
Newell Rubbermaid, Inc. 2.050% 12/01/17	100,000	101,330
Toro Co. 7.800% 6/15/27	170,000	201,181

		302,511

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 1.6%
Aflac, Inc. 8.500% 5/15/19	$150,000	$204,290
The Allstate Corp. 5.550% 5/09/35	50,000	61,175
The Allstate Corp. 7.450% 5/16/19	60,000	78,682
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	390,000	412,108
ING US, Inc. (c) 5.500% 7/15/22	100,000	108,521
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	150,000	174,953
Prudential Financial, Inc. VRN 5.625% 6/15/43	225,000	233,168
Prudential Financial, Inc. 6.200% 11/15/40	125,000	151,200
Reinsurance Group of America, Inc. 5.000% 6/01/21	95,000	104,604

		1,528,701

Internet — 0.4%
Expedia, Inc. 7.456% 8/15/18	300,000	357,562

Investment Companies — 0.8%
PBF Holding Co. LLC/PBF Finance Corp. (c) 8.250% 2/15/20	555,000	598,012
Xstrata Finance Canada Ltd. (c) 1.800% 10/23/15	150,000	150,815

		748,827

Iron & Steel — 1.8%
AK Steel Corp., Convertible 5.000% 11/15/19	150,000	168,750
Allegheny Technologies, Inc. 5.950% 1/15/21	225,000	249,248
Allegheny Technologies, Inc. 9.375% 6/01/19	105,000	133,589
ArcelorMittal 9.500% 2/15/15	425,000	472,954
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	449,847
Reliance Steel & Aluminum Co. 6.850% 11/15/36	269,000	292,948

		1,767,336

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	75,000	75,102

Lodging — 0.2%
Wyndham Worldwide Corp. 2.950% 3/01/17	60,000	61,354

	Principal Amount	Value
Wyndham Worldwide Corp. 4.250% 3/01/22	$100,000	$103,252
Wyndham Worldwide Corp. 6.000% 12/01/16	2,000	2,262

		166,868

Machinery – Diversified — 1.0%
Briggs & Stratton Corp. 6.875% 12/15/20	340,000	384,625
The Manitowoc Co., Inc. 8.500% 11/01/20	175,000	196,437
Roper Industries, Inc. 3.125% 11/15/22	100,000	100,655
Xylem, Inc. 3.550% 9/20/16	200,000	213,065
Xylem, Inc. 4.875% 10/01/21	100,000	113,533

		1,008,315

Manufacturing — 0.8%
Bombardier, Inc. Series A (c) 7.750% 3/15/20	70,000	79,450
Carlisle Cos., Inc. 3.750% 11/15/22	85,000	84,182
Eaton Corp. (c) 2.750% 11/02/22	70,000	69,784
Griffon Corp. 7.125% 4/01/18	180,000	190,800
Polypore International, Inc. 7.500% 11/15/17	285,000	310,650

		734,866

Media — 1.7%
CBS Corp. 7.875% 7/30/30	100,000	138,074
Globo Comunicacao e Participacoes SA (c) 4.875% 4/11/22	200,000	217,500
News America, Inc. 6.900% 8/15/39	125,000	163,659
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	125,000	137,188
Nielsen Finance LLC/Nielsen Finance Co. 7.750% 10/15/18	235,000	262,612
Sinclair Television Group, Inc. (c) 9.250% 11/01/17	425,000	467,500
Univision Communications, Inc. (c) 7.875% 11/01/20	250,000	270,625

		1,657,158

Metal Fabricate & Hardware — 0.8%
Ardagh Packaging Finance PLC (c) 7.375% 10/15/17	250,000	271,875
Mueller Water Products, Inc. 8.750% 9/01/20	220,000	250,800

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Timken Co. 6.000% 9/15/14	$275,000	$293,855

		816,530

Mining — 1.2%
AngloGold Ashanti Holdings PLC 5.125% 8/01/22	150,000	152,023
FMG Resources Property Ltd. (c) 6.875% 4/01/22	250,000	255,625
FMG Resources Property Ltd. (c) 7.000% 11/01/15	215,000	225,750
Newcrest Finance Property Ltd. (c) 4.450% 11/15/21	200,000	210,532
Vale Overseas Ltd. 6.250% 1/23/17	215,000	247,377
Vale Overseas Ltd. 6.875% 11/10/39	85,000	106,573

		1,197,880

Oil & Gas — 5.9%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	655,000	674,650
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/01/19	120,000	130,200
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	80,000	64,600
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	780,000	702,000
Frontier Oil Corp. 6.875% 11/15/18	60,000	64,500
Goodrich Petroleum Corp. 8.875% 3/15/19	400,000	382,000
MEG Energy Corp. (c) 6.500% 3/15/21	150,000	157,875
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	64,643
Petrobras International Finance Co. 3.875% 1/27/16	220,000	232,101
Petrobras International Finance Co. 6.750% 1/27/41	115,000	145,715
Petroleos Mexicanos 5.500% 1/21/21	375,000	438,187
Phillips 66 (c) 4.300% 4/01/22	75,000	83,806
Phillips 66 (c) 5.875% 5/01/42	75,000	90,250
Precision Drilling Corp. 6.625% 11/15/20	85,000	91,375
Rosneft Oil Co. via Rosneft International Finance Ltd. (c) 3.149% 3/06/17	1,000,000	1,015,000

	Principal Amount	Value
Rowan Cos., Inc. 4.875% 6/01/22	$175,000	$190,062
Rowan Cos., Inc. 5.000% 9/01/17	185,000	205,517
Rowan Cos., Inc. 5.400% 12/01/42	95,000	96,207
Shell International Finance BV 5.500% 3/25/40	110,000	141,236
SM Energy Co. 6.625% 2/15/19	100,000	105,500
Talisman Energy, Inc. 5.500% 5/15/42	100,000	110,215
Transocean, Inc. 4.950% 11/15/15	100,000	109,493
Transocean, Inc. 5.050% 12/15/16	150,000	167,013
Venoco, Inc. 8.875% 2/15/19	330,000	309,375

		5,771,520

Oil & Gas Services — 0.2%
Weatherford International Ltd. 4.500% 4/15/22	100,000	106,126
Weatherford International Ltd. 5.950% 4/15/42	75,000	81,401

		187,527

Packaging & Containers — 0.1%
Sonoco Products Co. 4.375% 11/01/21	100,000	107,232

Pharmaceuticals — 1.3%
AbbVie, Inc. (c) 4.400% 11/06/42	50,000	53,157
Mylan, Inc. (c) 7.625% 7/15/17	80,000	89,910
Mylan, Inc. (c) 7.875% 7/15/20	250,000	295,440
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	100,000	108,000
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	135,000	145,462
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	217,500
Warner Chilcott Corp. LLC 7.750% 9/15/18	350,000	372,750

		1,282,219

Pipelines — 1.5%
CenterPoint Energy Resources Corp. 4.500% 1/15/21	175,000	199,019
CenterPoint Energy Resources Corp. 5.850% 1/15/41	150,000	189,850
Energy Transfer Equity LP 7.500% 10/15/20	100,000	115,500

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enogex LLC (c) 6.875% 7/15/14	$305,000	$324,229
Enterprise Products Operating LP 5.950% 2/01/41	135,000	162,982
Kern River Funding Corp. (c) 4.893% 4/30/18	83,913	92,737
Kinder Morgan Energy Partners LP 6.000% 2/01/17	110,000	128,481
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	103,768
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	19,738
ONEOK Partners LP 6.125% 2/01/41	100,000	119,891
The Williams Cos., Inc. 3.700% 1/15/23	45,000	45,389

		1,501,584

Real Estate — 0.3%
AMB Property LP 4.500% 8/15/17	225,000	245,362

Real Estate Investment Trusts (REITS) — 1.3%
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	328,128
BRE Properties, Inc. 3.375% 1/15/23	120,000	118,779
DDR Corp. 4.625% 7/15/22	200,000	218,271
DDR Corp. 4.750% 4/15/18	275,000	304,775
Duke Realty LP 8.250% 8/15/19	125,000	159,825
HCP, Inc. 2.625% 2/01/20	95,000	94,629
Liberty Property LP 3.375% 6/15/23	50,000	49,473

		1,273,880

Retail — 1.4%
CVS Caremark Corp. 6.125% 9/15/39	25,000	31,994
CVS Pass-Through Trust (c) 5.926% 1/10/34	244,784	294,534
CVS Pass-Through Trust (c) 7.507% 1/10/32	18,841	24,837
The Home Depot, Inc. 5.950% 4/01/41	100,000	135,027
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	249,214
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.500% 10/01/18	295,000	317,862

	Principal Amount	Value
Wal-Mart Stores, Inc. 5.625% 4/01/40	$205,000	$265,893

		1,319,361

Savings & Loans — 0.7%
Education Loan Co. Trust I (c) 0.711% 8/01/41	200,000	164,804
First Niagara Financial Group, Inc. 7.250% 12/15/21	150,000	178,938
Glencore Funding LLC (c) 6.000% 4/15/14	325,000	343,250
Washington Mutual Bank (d) 5.650% 8/15/14	1,225,000	123

		687,115

Semiconductors — 0.4%
Intel Corp., Convertible 2.950% 12/15/35	125,000	129,609
Micron Technology, Inc., Convertible (c) 3.125% 5/01/32	225,000	219,094

		348,703

Software — 0.5%
Fidelity National Information Services, Inc. 5.000% 3/15/22	125,000	134,062
First Data Corp. (c) 7.375% 6/15/19	220,000	227,700
First Data Corp. 9.875% 9/24/15	35,000	35,700
Oracle Corp. 2.500% 10/15/22	90,000	90,811

		488,273

Storage & Warehousing — 0.6%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	600,000	616,500

Telecommunications — 2.9%
AT&T, Inc. 6.550% 2/15/39	175,000	229,970
CenturyLink, Inc. 5.800% 3/15/22	150,000	158,569
CenturyLink, Inc. 6.150% 9/15/19	195,000	214,056
CenturyLink, Inc. 7.650% 3/15/42	150,000	156,767
Embarq Corp. 7.082% 6/01/16	210,000	246,032
Embarq Corp. 7.995% 6/01/36	45,000	49,703
Sprint Capital Corp. 6.900% 5/01/19	100,000	109,000
Sprint Nextel Corp. 11.500% 11/15/21	200,000	272,000

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecom Italia Capital 5.250% 10/01/15	$225,000	$239,400
Telecom Italia Capital 6.000% 9/30/34	80,000	78,200
Telecom Italia Capital 6.175% 6/18/14	170,000	179,180
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	225,000	233,841
Telefonica Emisiones SAU 3.992% 2/16/16	275,000	286,137
WCP Wireless Site Funding (c) 4.141% 11/15/15	129,076	134,577
Windstream Corp. 7.750% 10/01/21	190,000	205,200

		2,792,632

Transportation — 1.6%
Asciano Finance (c) 5.000% 4/07/18	345,000	372,820
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	195,986
CHC Helicopter SA 9.250% 10/15/20	800,000	842,000
Norfolk Southern Corp. 6.000% 5/23/2111	125,000	151,775

		1,562,581

Trucking & Leasing — 0.8%
GATX Corp. 3.500% 7/15/16	90,000	93,812
GATX Corp. 4.750% 5/15/15	115,000	122,876
GATX Corp. 4.750% 6/15/22	125,000	131,050
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 3/15/16	240,000	240,647
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 3.125% 5/11/15	200,000	204,068

		792,453

TOTAL CORPORATE DEBT (Cost $46,647,563)		49,281,184

MUNICIPAL OBLIGATIONS — 0.7%
Access Group, Inc., Delaware VRN 0.000% 9/01/37	315,000	262,010
State of California 5.950% 4/01/16	225,000	252,378
State of California BAB 7.550% 4/01/39	125,000	180,225

		694,613

	Principal Amount	Value

TOTAL MUNICIPAL OBLIGATIONS (Cost $636,358)		$694,613

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS —17.1%
Auto Floor Plan ABS — 0.3%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	$218,767	236,423

Automobile ABS — 0.2%
California Republic Auto Receivables Trust, Series 2012-1, Class A (c) 1.180% 8/15/17	166,939	166,952

Commercial MBS — 7.1%
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.205% 2/10/51	250,000	303,421
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	47,590	48,261
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	635,000	742,285
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	155,000	185,158
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B (c) 4.285% 9/10/45	100,000	104,945
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class C VRN (c) 4.878% 9/10/45	130,000	138,464
COMM 2007-C9 Mortgage Trust, Series 2007-C9, Class A4 VRN 5.800% 12/10/49	150,000	178,477
COMM 2012-CCRE4 Mortgage Trust, Series 2012-CR4, Class C VRN (c) 4.442% 11/15/22	95,000	97,097
Commercial Mortgage Pass-Through Certificates, Series 2008-C1, Class AM VRN (c) 6.052% 2/15/41	470,000	281,729
DBUBS Mortgage Trust, Series 2011-LC1A, Class C VRN (c) 5.557% 11/10/46	100,000	116,827
GS Mortgage Securities Corp., Series 2011-GC3, Class C VRN (c) 5.543% 3/10/44	250,000	282,169
GS Mortgage Securities Corp. II, Series 2012-GC6, Class B VRN (c) 5.639% 1/10/45	150,000	175,288

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class AS 4.117% 5/15/45	$130,000	$142,331
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class AS 4.271% 6/15/45	155,000	171,143
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class B VRN 4.819% 5/15/45	150,000	166,733
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class B VRN 4.969% 6/15/45	95,000	106,640
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	305,000	347,632
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class B 3.930% 11/15/45	165,000	170,078
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class C VRN 4.536% 10/15/22	155,000	159,766
Morgan Stanley Capital I, Series 2011-C2, Class C VRN (c) 5.317% 6/15/44	100,000	111,026
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	110,000	121,569
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	146,091	150,488
STORE Master Funding LLC, Series 2012-1A, Class A (c) 5.770% 8/20/42	224,008	236,521
STRIPs Ltd., Series 2012-1A, Class A (c) 1.500% 8/25/17	181,807	179,684
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.565% 8/15/39	100,000	107,699
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	150,000	164,359
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	535,000	616,006
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.921% 2/15/51	100,000	116,960

	Principal Amount	Value
Wells Fargo Reremic Trust, Series 2012-IO, Class A (c) 1.750% 8/20/21	$223,257	$224,061
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS 3.660% 8/15/45	50,000	52,801
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class AS VRN 4.090% 6/15/45	120,000	131,031
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	116,039
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class B VRN 4.785% 6/15/45	120,000	131,666
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class C VRN 4.850% 6/15/45	90,000	94,833
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C VRN 4.880% 8/15/45	100,000	105,699
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C, VRN VRN (c) 5.637% 11/15/44	170,000	194,460
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D, VRN VRN (c) 5.637% 11/15/44	115,000	122,359

		6,895,705

Home Equity ABS — 2.6%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.935% 1/25/35	200,000	183,581
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3 FRN 0.680% 4/25/35	247,000	220,620
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.310% 5/25/36	12,748	12,726
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A2 FRN FRN 0.310% 8/25/36	193,877	135,307
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.320% 7/25/36	88,888	87,208
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1 FRN 0.855% 8/25/35	75,000	70,338
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.390% 4/25/36	22,090	22,011

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.440% 9/25/34	$54,573	$54,402
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.110% 2/25/35	193,391	162,604
First Frankin Mortgage Loan Trust, Series 2005-FF7 FRN 0.660% 7/25/35	180,000	164,700
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.450% 1/25/36	162,339	149,268
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 1.005% 2/25/35	300,000	269,508
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.930% 3/25/35	225,000	193,954
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3 FRN 0.915% 4/25/36	200,000	184,105
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (c) 0.945% 6/28/35	168,233	159,957
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (c) 0.975% 6/28/35	220,000	174,455
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	120	123
Residential Asset Mortgage Products, Inc., Series 2005-EFC3, Class M3 FRN 0.700% 8/25/35	275,000	233,164

		2,478,031

Other ABS — 2.8%
ARL First LLC, Series 2012-1A, Class A2 (c) 3.810% 12/15/42	100,000	100,000
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (c) 5.216% 1/25/42	173,031	191,271
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (c) 4.212% 10/15/42	234,434	234,473
Global SC Finance SRL, Series 2012-1A, Class A (c) 4.110% 7/19/27	239,583	250,344
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (c) 2.465% 6/02/17	250,000	252,085
Icon Brands Holdings LLC, Series 2012-1A, Class A (c) 4.229% 1/25/43	155,000	157,894

	Principal Amount	Value
Newport Waves CDO (Acquired 3/30/07, Cost $1,173,637), Series 2007-1A, Class A3LS FRN (c) (e) 0.909% 6/20/14	$1,175,000	$1,071,835
NuCO2 Funding LLC, Series 2008-1A, Class A1 (c) 7.250% 6/25/38	225,000	230,310
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (c) 2.840% 11/20/28	63,545	63,671
Sonic Capital LLC, Series 2011-1A, Class A2 (c) 5.438% 5/20/41	95,250	105,848
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	82,929	86,929

		2,744,660

Student Loans ABS — 2.5%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.570% 12/27/16	65,640	65,389
Access Group, Inc., Series 2003-1, Class B FRN 1.709% 12/26/35	500,000	315,500
Access Group, Inc., Delaware FRN 1.713% 9/01/37	150,000	84,000
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 0.186% 1/25/47	475,000	403,750
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.709% 6/15/43	100,000	96,250
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.711% 6/15/43	150,000	142,553
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.712% 6/15/43	200,000	180,026
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	50,000	42,178
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 2.140% 3/25/42	250,000	219,090
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.320% 3/25/26	57,894	57,308
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.522% 5/28/26	121,276	119,615
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.898% 3/15/38	253,365	208,748

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.000% 9/15/28	$100,000	$92,068
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.400% 6/17/30	50,000	45,946
SLM Student Loan Trust, Series 2003-10A, Class B FRN (c) 3.380% 12/17/46	500,000	377,500

		2,449,921

WL Collateral CMO — 1.5%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.094% 8/25/34	120,536	112,335
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.089% 2/25/34	18,379	17,778
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.148% 9/25/33	9,618	8,206
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.718% 8/25/34	17,746	16,392
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.400% 1/19/38	638,059	480,234
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.320% 5/25/37	724,397	356,324
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.606% 8/25/34	61,840	49,941
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.460% 8/25/36	214,427	196,083
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.724% 7/25/33	3,400	3,562
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.896% 2/25/34	6,098	6,336
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.679% 2/25/34	260	258
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (c) 2.500% 3/23/51	111,824	112,886
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (c) 3.000% 1/17/13	11,477	11,504
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.898% 3/25/34	34,511	32,724

	Principal Amount	Value
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.565% 4/25/44	$90,199	$88,928

		1,493,491

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.460% 11/25/37	44,364	43,204
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.153% 6/25/32	23,459	20,434

		63,638

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,572,073)		16,528,821

SOVEREIGN DEBT OBLIGATIONS — 1.3%
Brazilian Government International Bond 4.875% 1/22/21	100,000	120,500
Iceland Government International Bond (c) 5.875% 5/11/22	375,000	418,669
Province of Quebec Canada 7.500% 9/15/29	125,000	189,976
Republic of Brazil International Bond 5.625% 1/07/41	235,000	307,850
United Mexican States 5.125% 1/15/20	95,000	113,525
United Mexican States 6.750% 9/27/34	75,000	108,000

		1,258,520

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,070,136)		1,258,520

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 27.7%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	36,932	42,871
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	19,963	22,879

		65,750

Pass-Through Securities — 27.6%
Federal Home Loan Mortgage Corp. Pool #Q01704 4.500% 6/01/41	383,420	412,056
Pool #Q03086 4.500% 9/01/41	398,404	428,160

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G11476 5.000% 11/01/18	$101,911	$109,327
Pool #B16010 5.000% 8/01/19	2,286	2,471
Pool #B17058 5.000% 9/01/19	5,605	6,013
Pool #B18677 5.000% 1/01/20	6,851	7,401
Pool #E89199 6.000% 4/01/17	5,732	6,186
Pool #G11431 6.000% 2/01/18	1,192	1,284
Pool #G01311 7.000% 9/01/31	3,414	3,913
Pool #C80207 7.500% 9/01/24	2,845	3,287
Pool #C00530 7.500% 7/01/27	2,593	3,012
Pool #C00563 7.500% 11/01/27	9,045	10,517
Pool #C00612 7.500% 4/01/28	543	631
Pool #C55867 7.500% 2/01/30	9,687	11,230
Federal Home Loan Mortgage Corp. TBA
Pool #2830 3.500% 6/01/25 (f)	185,000	194,582
Pool #4200 4.000% 6/01/40 (f)	1,860,000	1,985,405
Pool #6222 4.500% 5/01/39 (f)	432,000	463,320
Federal National Mortgage Association
Pool #725692 2.300% 10/01/33	228,305	241,602
Pool #888586 2.370% 10/01/34	514,047	545,595
Pool #AO8629 3.500% 7/01/42	772,797	823,844
Pool #AP6609 3.500% 9/01/42	284,993	303,818
Pool #735010 5.000% 11/01/19	368,211	398,502
Pool #253880 6.500% 7/01/16	3,367	3,597
Pool #575579 7.500% 4/01/31	14,673	17,178
Pool #535996 7.500% 6/01/31	3,114	3,646
Federal National Mortgage Association TBA
Pool #3348 2.500% 7/01/27 (f)	1,840,000	1,924,094

	Principal Amount	Value
Pool #1312 3.000% 11/01/26 (f)	$1,360,000	$1,435,650
Pool #4241 3.000% 8/01/42 (f)	2,870,000	3,007,895
Pool #1963 3.500% 12/01/41 (f)	3,190,000	3,400,839
Pool #9174 4.000% 8/01/40 (f)	461,000	494,098
Pool #18718 4.500% 6/01/39 (f)	1,000,000	1,080,313
Pool #29800 5.000% 12/01/36 (f)	1,770,000	1,917,269
Pool #45659 5.500% 2/01/35 (f)	1,114,000	1,210,344
Pool #52353 6.000% 6/01/35 (f)	1,305,000	1,425,305
Government National Mortgage Association
Pool #82488 3.000% 3/20/40	182,747	191,096
Pool #783382 4.500% 7/15/41	1,625,730	1,782,270
Pool #782564 5.000% 2/15/39	75,570	82,566
Pool #579140 6.500% 1/15/32	3,336	3,817
Pool #587280 6.500% 9/15/32	3,062	3,505
Pool #550659 6.500% 9/15/35	135,355	153,993
Pool #538689 6.500% 12/15/35	59,882	67,921
Pool #780651 7.000% 10/15/27	3,605	4,152
Pool #462384 7.000% 11/15/27	2,400	2,755
Pool #482668 7.000% 8/15/28	2,294	2,645
Pool #506804 7.000% 5/15/29	9,157	10,555
Pool #506914 7.000% 5/15/29	35,711	41,136
Pool #581417 7.000% 7/15/32	6,170	7,184
Pool #591581 7.000% 8/15/32	995	1,159
Pool #423836 8.000% 8/15/26	1,610	1,889
Pool #444619 8.000% 3/15/27	11,680	13,761
Government National Mortgage Association II FRN Pool #82462 3.500% 1/20/40	156,162	166,773

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association TBA
Pool #1610 3.000% 7/01/42 (f)	$500,000	$531,445
Pool #5245 4.000% 8/01/40 (f)	500,000	548,281
Pool #13331 5.000% 4/01/38 (f)	700,000	763,055
Pool #119482 6.000% 9/01/35 (f)	500,000	559,531

		26,821,873

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $26,744,371)		26,887,623

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bonds & Notes — 1.3%
U.S. Treasury Bond 2.750% 8/15/42	175,000	168,897
U.S. Treasury Bond (g) 3.125% 11/15/41	165,000	172,652
U.S. Treasury Note 0.250% 9/15/15	600,000	598,706
U.S. Treasury Note 1.625% 8/15/22	300,000	298,027

		1,238,282

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,242,329)		1,238,282

TOTAL BONDS & NOTES (Cost $92,912,830)		95,889,043

TOTAL LONG-TERM INVESTMENTS (Cost $93,078,518)		95,940,927

SHORT-TERM INVESTMENTS — 23.2%
Commercial Paper — 22.9%
AGL Capital Corp. (c) 0.440% 2/07/13	2,281,000	2,279,969
Autozone, Inc. (c) 0.350% 1/04/13	2,350,000	2,349,932
Block Financial LLC (c) 0.530% 1/07/13	3,000,000	2,999,735
Enbridge Energy Partners LP (c) 0.350% 1/02/13	2,350,000	2,349,977
Glencore Funding LLC 0.650% 2/25/13	2,500,000	2,497,517
National Grid USA (c) 0.550% 2/11/13	2,350,000	2,348,528

	Principal Amount	Value
Oneok, Inc. (c) 0.335% 1/02/13	$1,395,000	$1,394,987
Pentair Finance (c) 0.480% 1/03/13	3,000,000	2,999,920
Spectra Energy Capital LLC (c) 0.440% 1/11/13	3,000,000	2,999,633

		22,220,198

Time Deposits — 0.3%
Euro Time Deposit 0.010% 1/02/13	330,460	330,460

TOTAL SHORT-TERM INVESTMENTS (Cost $22,550,658)		22,550,658

TOTAL INVESTMENTS — 122.2% (Cost $115,629,176) (h)		118,491,585

Other Assets/(Liabilities) — (22.2)%		(21,506,573)

NET ASSETS — 100.0%		$96,985,012

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	This security is valued in good faith under procedures established by the Board of Trustees. At December 31, 2012, these securities amounted to a value of $51,884 or 0.05% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to a value of $37,141,055 or 38.30% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2012, these securities amounted to a value of $123 or 0.00% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At December 31, 2012, these securities amounted to a value of $1,071,835 or 1.11% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

COMMON STOCK — 0.3%
Basic Materials — 0.3%
Forest Products & Paper — 0.3%
The Newark Group, Inc. (a) (b)	329,969	$636,345

TOTAL COMMON STOCK (Cost $2,113,591)		636,345

TOTAL EQUITIES (Cost $2,113,591)		636,345

	Principal Amount
BONDS & NOTES — 98.8%

BANK LOANS — 4.0%
Diversified Financial Services — 0.5%
Wall Street Systems, Inc., New 2nd Lien Term Loan 9.250% 1/23/13	$1,275,537	1,271,289

Electrical Components & Equipment — 0.3%
Kronos, Inc., New 2nd Lien Term Loan 9.750% 1/30/13	661,249	660,144

Engineering & Construction — 0.3%
Connolly Holdings, Inc., 2nd Lien Term Loan 10.500% 3/28/13	673,421	686,889

Entertainment — 0.2%
Jacobs Entertainment, Inc., 1st Lien Term Loan 6.250% 3/28/13	523,943	518,704

Iron & Steel — 1.0%
FMG America Finance, Inc., Term Loan 5.250% 3/28/13	2,244,375	2,261,208

Machinery – Diversified — 0.4%
Intelligrated, Inc., 2nd Lien Term Loan 10.500% 3/28/13	902,464	918,257

Retail — 0.8%
Northern Tool & Equipment Co., Term Loan (c) 0.000% 12/13/19	1,771,576	1,771,576

Software — 0.5%
RP Crown Parent, LLC, 1st Lien Term Loan (c) 0.000% 12/14/18	1,250,000	1,248,438

TOTAL BANK LOANS (Cost $9,151,110)		9,336,505

	Principal Amount	Value
CORPORATE DEBT — 94.8%
Aerospace & Defense — 2.7%
AAR Corp. (d) 7.250% 1/15/22	$2,300,000	$2,435,125
DAE Aviation Holdings, Inc. (d) 11.250% 8/01/15	1,361,000	1,398,427
Ducommun, Inc. 9.750% 7/15/18	2,265,000	2,434,875

		6,268,427

Agriculture — 0.6%
American Rock Salt Co. LLC/American Rock Capital Corp. (d) 8.250% 5/01/18	1,640,000	1,484,200

Apparel — 2.3%
Perry Ellis International, Inc. 7.875% 4/01/19	4,136,000	4,322,120
Wolverine World Wide, Inc. (d) 6.125% 10/15/20	970,000	1,018,500

		5,340,620

Auto Parts & Equipment — 1.5%
Affinia Group, Inc. 9.000% 11/30/14	3,460,000	3,460,000

Automotive & Parts — 3.3%
Accuride Corp. 9.500% 8/01/18	2,340,000	2,258,100
American Axle & Manufacturing, Inc. 7.875% 3/01/17	1,595,000	1,650,825
Cooper Tire & Rubber Co. 8.000% 12/15/19	760,000	851,200
Cooper-Standard Automotive, Inc. 8.500% 5/01/18	1,300,000	1,397,500
Titan International, Inc. 7.875% 10/01/17	850,000	903,125
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	544,000	609,280

		7,670,030

Banks — 2.4%
Ally Financial, Inc. 8.000% 11/01/31	2,175,000	2,754,094
CIT Group, Inc. 5.250% 3/15/18	2,525,000	2,701,750

		5,455,844

Building Materials — 2.3%
Cemex Finance LLC (d) 9.375% 10/12/22	1,350,000	1,518,750
Interline Brands, Inc. 7.500% 11/15/18	1,220,000	1,317,600
Isabelle Acquisition Sub, Inc. (d) 10.000% 11/15/18	1,045,000	1,133,825

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (d) 10.000% 6/01/20	$1,170,000	$1,310,400

		5,280,575

Chemicals — 3.3%
Ineos Finance PLC (d) 8.375% 2/15/19	2,610,000	2,812,275
Omnova Solutions, Inc. 7.875% 11/01/18	2,075,000	2,139,844
Tronox Finance LLC (d) 6.375% 8/15/20	2,695,000	2,721,950

		7,674,069

Coal — 0.3%
CONSOL Energy, Inc. 8.250% 4/01/20	560,000	606,200

Commercial Services — 1.1%
Cenveo Corp. 8.875% 2/01/18	1,175,000	1,116,250
Rent-A-Center, Inc. 6.625% 11/15/20	880,000	959,200
RR Donnelley & Sons Co. 7.250% 5/15/18	415,000	400,475

		2,475,925

Computers — 0.3%
NCR Corp. (d) 5.000% 7/15/22	750,000	762,188

Distribution & Wholesale — 1.1%
HD Supply, Inc. (d) 11.500% 7/15/20	2,170,000	2,443,963

Diversified Financial — 2.4%
American General Finance Corp. 6.500% 9/15/17	1,170,000	1,035,450
Community Choice Financial, Inc. 10.750% 5/01/19	2,390,000	2,300,375
International Lease Finance Corp. 5.875% 4/01/19	640,000	674,559
Nuveen Investments, Inc. (d) 9.125% 10/15/17	1,630,000	1,601,475

		5,611,859

Electric — 1.9%
Atlantic Power Corp. 9.000% 11/15/18	1,675,000	1,750,375
NRG Energy, Inc. (d) 6.625% 3/15/23	925,000	989,750
NRG Energy, Inc. 8.250% 9/01/20	1,380,000	1,545,600

		4,285,725

Electrical Components & Equipment — 1.2%
Anixter, Inc. 5.625% 5/01/19	906,000	953,565

	Principal Amount	Value
International Wire Group Holdings, Inc. (d) 8.500% 10/15/17	$1,700,000	$1,717,000

		2,670,565

Entertainment — 0.2%
Vail Resorts, Inc. 6.500% 5/01/19	525,000	565,031

Environmental Controls — 0.4%
Clean Harbors, Inc. (d) 5.125% 6/01/21	325,000	336,375
Clean Harbors, Inc. 5.250% 8/01/20	520,000	542,100

		878,475

Forest Products & Paper — 0.7%
Xerium Technologies, Inc. 8.875% 6/15/18	1,810,000	1,629,000

Hand & Machine Tools — 1.2%
Mcron Finance Sub LLC/Mcron Finance Corp. (d) 8.375% 5/15/19	1,650,000	1,691,250
Thermadyne Holdings Corp. 9.000% 12/15/17	1,094,000	1,165,110

		2,856,360

Health Care – Products — 1.8%
Alere, Inc. 9.000% 5/15/16	3,345,000	3,528,975
Teleflex, Inc. 6.875% 6/01/19	610,000	658,800

		4,187,775

Health Care – Services — 1.5%
HCA Holdings, Inc. 6.250% 2/15/21	1,400,000	1,435,000
HEALTHSOUTH Corp. 5.750% 11/01/24	1,315,000	1,338,012
HEALTHSOUTH Corp. 7.250% 10/01/18	540,000	585,900

		3,358,912

Home Builders — 4.0%
Brookfield Residential Properties, Inc. (d) 6.500% 12/15/20	2,230,000	2,285,750
K Hovnanian Enterprises, Inc. (d) 7.250% 10/15/20	1,255,000	1,349,125
K Hovnanian Enterprises, Inc. (d) 9.125% 11/15/20	1,045,000	1,107,700
William Lyon Homes, Inc. (d) 8.500% 11/15/20	4,345,000	4,518,800

		9,261,375

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 1.5%
CNO Financial Group, Inc. (d) 6.375% 10/01/20	$1,465,000	$1,523,600
Hub International Ltd. (d) 8.125% 10/15/18	1,860,000	1,906,500

		3,430,100

Investment Companies — 1.3%
PBF Holding Co. LLC/PBF Finance Corp. (d) 8.250% 2/15/20	2,815,000	3,033,163

Leisure Time — 3.9%
Brunswick Corp. 7.125% 8/01/27	3,993,000	4,082,842
Brunswick Corp. 7.375% 9/01/23	650,000	670,313
Carlson Wagonlit BV (d) 6.875% 6/15/19	1,785,000	1,883,175
Sabre Holdings Corp. 8.350% 3/15/16	2,129,000	2,267,385

		8,903,715

Lodging — 1.4%
MGM Mirage 7.625% 1/15/17	1,040,000	1,112,800
MGM Resorts International (d) 8.625% 2/01/19	1,355,000	1,510,825
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	635,000	674,687

		3,298,312

Machinery – Diversified — 1.4%
Welltec A/S (d) 8.000% 2/01/19	2,950,000	3,127,000

Manufacturing — 3.3%
Bombardier, Inc. (d) 5.750% 3/15/22	375,000	385,312
Griffon Corp. 7.125% 4/01/18	2,375,000	2,517,500
JB Poindexter & Co., Inc. (d) 9.000% 4/01/22	3,105,000	3,209,794
Polypore International, Inc. 7.500% 11/15/17	1,445,000	1,575,050

		7,687,656

Media — 5.3%
Harron Communications LP/Harron Finance Corp. (d) 9.125% 4/01/20	1,610,000	1,762,950
Mediacom LLC/Mediacom Capital Corp. 9.125% 8/15/19	1,405,000	1,556,038
Nara Cable Funding Ltd. (d) 8.875% 12/01/18	2,325,000	2,365,687

	Principal Amount	Value
Nexstar Broadcasting, Inc. (d) 6.875% 11/15/20	$3,020,000	$3,099,275
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	1,600,000	1,756,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (d) 5.500% 1/15/23	1,675,000	1,729,437

		12,269,387

Metal Fabricate & Hardware — 0.3%
Mueller Water Products, Inc. 7.375% 6/01/17	770,000	795,025

Mining — 1.4%
FMG Resources Property Ltd. (d) 7.000% 11/01/15	1,175,000	1,233,750
FMG Resources Property Ltd. (d) 8.250% 11/01/19	700,000	745,500
Kaiser Aluminum Corp. 8.250% 6/01/20	1,110,000	1,209,900

		3,189,150

Oil & Gas — 15.8%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	3,644,000	3,753,320
Aurora USA Oil & Gas, Inc. (d) 9.875% 2/15/17	2,720,000	2,910,400
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/01/19	1,980,000	2,148,300
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/01/19	500,000	542,500
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. (d) 6.625% 11/15/19	680,000	640,900
Coffeyville Resources LLC/Coffeyville Finance, Inc. (d) 10.875% 4/01/17	1,100,000	1,210,000
CVR Refining LLC/Coffeyville Finance, Inc. (d) 6.500% 11/01/22	2,300,000	2,288,500
Halcon Resources Corp. (d) 9.750% 7/15/20	2,190,000	2,365,200
Hercules Offshore, Inc. (d) 10.250% 4/01/19	1,240,000	1,357,800
Hilcorp Energy I LP/Hilcorp Finance Co. (d) 7.625% 4/15/21	3,070,000	3,346,300
Magnum Hunter Resources Corp. (d) 9.750% 5/15/20	935,000	970,063
Magnum Hunter Resources Corp. (d) 9.750% 5/15/20	1,065,000	1,104,937

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MEG Energy Corp. (d) 6.500% 3/15/21	$725,000	$763,063
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC (d) 10.750% 10/01/20	1,650,000	1,753,125
Northern Tier Energy LLC/Northern Tier Finance Corp. (d) 7.125% 11/15/20	2,320,000	2,401,200
Quicksilver Resources, Inc. 7.125% 4/01/16	1,585,000	1,268,000
Resolute Energy Corp. (d) 8.500% 5/01/20	1,690,000	1,702,675
SandRidge Energy, Inc. 7.500% 2/15/23	675,000	722,250
Sandridge Energy, Inc. (d) 8.000% 6/01/18	580,000	614,800
SM Energy Co. 6.500% 1/01/23	1,235,000	1,321,450
Unit Corp. 6.625% 5/15/21	1,070,000	1,098,087
Venoco, Inc. 8.875% 2/15/19	2,435,000	2,282,812

		36,565,682

Packaging & Containers — 1.3%
Sealed Air Corp. (d) 6.875% 7/15/33	2,334,000	2,240,640
Sealed Air Corp. (d) 8.375% 9/15/21	693,000	791,753

		3,032,393

Pharmaceuticals — 1.9%
Valeant Pharmaceuticals International (d) 6.750% 10/01/17	375,000	405,000
Valeant Pharmaceuticals International (d) 6.875% 12/01/18	600,000	646,500
Valeant Pharmaceuticals International (d) 7.000% 10/01/20	800,000	870,000
Warner Chilcott Corp. LLC 7.750% 9/15/18	2,225,000	2,369,625

		4,291,125

Pipelines — 2.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	2,330,000	2,364,950
Inergy Midstream LP/NRGM Finance Corp. (d) 6.000% 12/15/20	1,100,000	1,135,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.500% 2/15/23	1,125,000	1,220,625

	Principal Amount	Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 2/01/21	$1,240,000	$1,357,800

		6,079,125

Retail — 3.8%
Landry’s, Inc. (d) 9.375% 5/01/20	1,850,000	1,951,750
Michaels Stores, Inc. (d) 7.750% 11/01/18	960,000	1,053,600
New Academy Finance Co. LLC/New Academy Finance Corp. (d) 8.000% 6/15/18	1,750,000	1,771,875
The Pantry, Inc. (d) 8.375% 8/01/20	1,080,000	1,128,600
Petco Holdings, Inc. (d) 8.500% 10/15/17	1,205,000	1,238,137
Sally Holdings LLC/Sally Capital, Inc. 5.750% 6/01/22	1,500,000	1,627,500

		8,771,462

Savings & Loans — 0.0%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. (e) 9.750% 4/01/17	1,805,000	181

Software — 5.9%
Audatex North America, Inc. (d) 6.750% 6/15/18	2,700,000	2,889,000
EVERTEC, Inc. 11.000% 10/01/18	5,320,000	5,878,600
First Data Corp. (d) 7.375% 6/15/19	1,915,000	1,982,025
Nuance Communications, Inc. (d) 5.375% 8/15/20	1,350,000	1,410,750
Sophia LP/Sophia Finance, Inc. (d) 9.750% 1/15/19	1,300,000	1,400,750

		13,561,125

Storage & Warehousing — 1.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	2,595,000	2,666,363

Telecommunications — 3.2%
CPI International, Inc. 8.000% 2/15/18	1,316,000	1,284,745
Frontier Communications Corp. 9.250% 7/01/21	1,655,000	1,940,487
Sprint Capital Corp. 6.900% 5/01/19	1,265,000	1,378,850
Sprint Nextel Corp. (d) 11.500% 11/15/21	673,000	915,280
Virgin Media Finance PLC 4.875% 2/15/22	965,000	986,713

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Windstream Corp. 7.500% 6/01/22	$780,000	$826,800

		7,332,875

Transportation — 2.8%
CHC Helicopter SA 9.250% 10/15/20	1,670,000	1,757,675
The Kenan Advantage Group, Inc. (d) 8.375% 12/15/18	2,525,000	2,575,500
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	1,985,000	2,143,800

		6,476,975

TOTAL CORPORATE DEBT (Cost $209,580,475)		218,737,932

TOTAL BONDS & NOTES (Cost $218,731,585)		228,074,437

TOTAL LONG-TERM INVESTMENTS (Cost $220,845,176)		228,710,782

SHORT-TERM INVESTMENTS — 4.3%
Time Deposits — 4.3%
Euro Time Deposit 0.010% 1/02/13	9,913,799	9,913,799

TOTAL SHORT-TERM INVESTMENTS (Cost $9,913,799)		9,913,799

TOTAL INVESTMENTS — 103.4% (Cost $230,758,975) (f)		238,624,581

Other Assets/(Liabilities) — (3.4)%		(7,755,343)

NET ASSETS — 100.0%		$230,869,238

Notes to Portfolio of Investments

(a)	This security is valued in good faith under procedures established by the Board of Trustees. At December 31, 2012, these securities amounted to a value of $636,345 or 0.28% of net assets.
(b)	Non-income producing security.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to a value of $109,988,669 or 47.64% of net assets.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2012, these securities amounted to a value of $181 or 0.00% of net assets.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier International Bond Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 101.9%

CORPORATE DEBT — 27.6%
Banks — 13.9%
Cooperatieve Centrale Raiffeisen-Boerenleenbank JPY (a) 1.850% 4/12/17	70,000,000	$845,240
Dexia Municipal Agency SA JPY (a) 1.800% 5/09/17	160,000,000	1,834,989
Eurofima AUD (a) 6.000% 1/28/14	500,000	534,164
ING Bank NV GBP (a) 5.375% 4/15/21	800,000	1,523,053
KFW JPY (a) 2.050% 2/16/26	140,000,000	1,779,971
Rabobank Nederland NV GBP (a) 4.000% 9/10/15	550,000	954,826
Rabobank Nederland NV EUR (a) 4.250% 4/22/14	230,000	318,523
Skandinaviska Enskilda Banken AB EUR (a) (b) 2.500% 9/01/15	400,000	550,503
Swedbank Hypotek AB EUR (a) 2.500% 6/15/15	200,000	277,143
Swedish Covered Bond Corp. EUR (a) (b) 3.000% 2/03/15	200,000	278,273

		8,896,685

Multi-National — 11.0%
Asian Development Bank JPY (a) 2.350% 6/21/27	100,000,000	1,306,023
European Investment Bank JPY (a) 1.400% 6/20/17	180,000,000	2,174,041
European Investment Bank JPY (a) (b) 1.900% 1/26/26	80,900,000	977,210
European Investment Bank EUR (a) 4.000% 10/15/37	400,000	661,185
International Bank for Reconstruction & Development, Class E GBP (a) 5.400% 6/07/21	400,000	835,409
Nordic Investment Bank JPY (a) 1.700% 4/27/17	90,000,000	1,117,695

		7,071,563

Oil & Gas — 1.7%
BP Capital Markets PLC GBP (a) (b) 4.325% 12/10/18	600,000	1,090,812

	Principal Amount	Value
Telecommunications — 1.0%
Deutsche Telekom International Finance BV EUR (a) 4.250% 7/13/22	200,000	$308,771
Telstra Corp. Ltd. EUR (a) 4.250% 3/23/20	200,000	309,140

		617,911

TOTAL CORPORATE DEBT (Cost $17,515,578)		17,676,971

SOVEREIGN DEBT OBLIGATIONS — 74.3%
Agence Francaise de Developpement JPY (a) 1.800% 6/19/15	100,000,000	1,174,065
Belgium Government Bond EUR (a) 4.250% 9/28/21	1,000,000	1,576,417
Bundesrepublik Deutschland EUR (a) 2.500% 1/04/21	700,000	1,030,685
Canada Housing Trust No 1 CAD (a) (c) 1.850% 12/15/16	575,000	584,209
Finland Government Bond EUR (a) 1.625% 9/15/22	550,000	731,945
Finland Government Bond EUR (a) 2.750% 7/04/28	1,000,000	1,454,694
French Republic EUR (a) 3.250% 4/25/16	850,000	1,231,035
French Republic EUR (a) 5.750% 10/25/32	950,000	1,834,784
Government of France OAT EUR (a) 3.750% 4/25/21	950,000	1,458,587
Italy Buoni Poliennali Del Tesoro EUR (a) 3.500% 6/01/14	1,000,000	1,349,386
Japan Government JPY (a) 1.400% 6/20/19	50,000,000	616,212
Japan Government JPY (a) 1.700% 6/20/33	140,000,000	1,595,585
Kingdom of the Netherlands EUR (a) (c) 3.750% 1/15/23	1,000,000	1,587,055
Mexican Bonos MXN (a) 6.000% 6/18/15	11,000,000	874,146
Mexican Bonos MXN (a) 7.250% 12/15/16	20,500,000	1,711,656
Mexican Bonos MXN (a) 8.000% 12/07/23	6,300,000	589,551
New South Wales Treasury Corp. AUD (a) 5.500% 8/01/14	500,000	540,382

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier International Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
New South Wales Treasury Corp. AUD (a) 5.500% 3/01/17	615,000	$694,978
Norway Government Bond NOK (a) 4.250% 5/19/17	9,400,000	1,884,024
Poland Government Bond PLN (a) 5.000% 4/25/16	6,000,000	2,049,012
Poland Government Bond PLN (a) 5.250% 10/25/17	2,500,000	880,474
Poland Government Bond PLN (a) 5.750% 9/23/22	4,200,000	1,590,712
Province of Alberta Canada CAD (a) 1.750% 6/15/17	600,000	604,277
Province of British Columbia CAD (a) 3.700% 12/18/20	500,000	551,292
Province of Ontario Canada JPY (a) 1.650% 6/08/20	100,000,000	1,233,396
Province of Ontario Canada CAD (a) 3.150% 9/08/15	1,300,000	1,364,484
Queensland Treasury Corp. AUD (a) 6.000% 9/14/17	1,450,000	1,679,321
Queensland Treasury Corp. AUD (a) 6.250% 6/14/19	600,000	718,234
Republic of Austria EUR (a) (c) 4.650% 1/15/18	1,370,000	2,161,138
Republic of Austria EUR (Acquired 11/22/10 - 6/03/11, Cost $1,012,738) (a) (c) (d) 3.500% 9/15/21	1,000,000	1,528,400
Republic of Germany EUR (a) 4.750% 7/04/28	400,000	730,506
Singapore Government Bond SGD (a) 2.500% 6/01/19	1,200,000	1,087,874
South Africa Government Bond ZAR (a) 7.250% 1/15/20	1,700,000	211,466
South Africa Government Bond ZAR (a) 8.000% 12/21/18	18,500,000	2,396,057
South Africa Government Bond ZAR (a) 8.250% 9/15/17	4,000,000	519,021
Spain Government Bond EUR (a) 3.750% 10/31/15	1,500,000	1,992,360
Sweden Government Bond SEK (a) 3.000% 7/12/16	8,000,000	1,318,592

	Principal Amount	Value
United Kingdom Gilt GBP (a) 4.500% 9/07/34	1,210,000	$2,494,405

		47,630,417

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $45,994,055)		47,630,417

TOTAL BONDS & NOTES (Cost $63,509,633)		65,307,388

TOTAL LONG-TERM INVESTMENTS (Cost $63,509,633)		65,307,388

SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/12, 0.010%, due 1/02/13 (e)	$732,023	732,023

TOTAL SHORT-TERM INVESTMENTS (Cost $732,023)		732,023

TOTAL INVESTMENTS — 103.0% (Cost $64,241,656) (f)		66,039,411

Other Assets/(Liabilities) — (3.0)%		(1,909,027)

NET ASSETS — 100.0%		$64,130,384

Notes to Portfolio of Investments

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
OAT	Obligations Assimilables du Tresor
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2012, these securities amounted to a value of $2,896,798 or 4.52% of net assets.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier International Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to a value of $5,860,802 or 9.14% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At December 31, 2012, these securities amounted to a value of $1,528,400 or 2.38% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Maturity value of $732,024. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $747,322.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 49.8%

COMMON STOCK — 49.8%
Basic Materials — 1.6%
Chemicals — 1.0%
Air Products & Chemicals, Inc.	510	$42,850
Airgas, Inc.	93	8,490
CF Industries Holdings, Inc.	775	157,449
The Dow Chemical Co.	6,893	222,782
E.I. du Pont de Nemours & Co.	1,071	48,163
Eastman Chemical Co.	694	47,227
Ecolab, Inc.	24	1,726
International Flavors & Fragrances, Inc.	73	4,857
LyondellBasell Industries NV Class A	3,400	194,106
Monsanto Co.	2,599	245,995
The Mosaic Co.	1,400	79,282
PPG Industries, Inc.	1,054	142,659
Praxair, Inc.	4	438
The Sherwin-Williams Co.	837	128,747
Sigma-Aldrich Corp.	249	18,321

		1,343,092

Forest Products & Paper — 0.1%
International Paper Co.	2,407	95,895
MeadWestvaco Corp.	707	22,532

		118,427

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	19	577
Cliffs Natural Resources, Inc.	560	21,594
Nucor Corp.	2,261	97,630
United States Steel Corp.	3,867	92,305

		212,106

Mining — 0.2%
Alcoa, Inc.	11,746	101,955
Freeport-McMoRan Copper & Gold, Inc.	448	15,322
Newmont Mining Corp.	1,384	64,273
Titanium Metals Corp.	73	1,205
Vulcan Materials Co.	1,798	93,586

		276,341

Real Estate Investment Trusts (REITS) — 0.1%
Plum Creek Timber Co., Inc.	673	29,861
Weyerhaeuser Co.	2,577	71,692

		101,553

		2,051,519

Communications — 6.3%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	1,433	15,792
Omnicom Group, Inc.	898	44,864

		60,656

	Number of Shares	Value
Internet — 1.3%
Akamai Technologies, Inc. (a)	610	$24,955
Amazon.com, Inc. (a)	266	66,803
eBay, Inc. (a)	3,165	161,478
Expedia, Inc.	3,173	194,981
F5 Networks, Inc. (a)	160	15,544
Google, Inc. Class A (a)	784	556,146
Netflix, Inc. (a)	116	10,762
Priceline.com, Inc. (a)	184	114,301
Symantec Corp. (a)	9,679	182,062
TripAdvisor, Inc. (a)	73	3,063
VeriSign, Inc. (a)	5,789	224,729
Yahoo!, Inc. (a)	8,834	175,797

		1,730,621

Media — 2.2%
Cablevision Systems Corp. Class A	9,300	138,942
CBS Corp. Class B	3,070	116,813
Comcast Corp. Class A	19,181	716,986
DIRECTV (a)	2,986	149,778
Discovery Communications, Inc. Series A (a)	600	38,088
Gannett Co., Inc.	11,007	198,236
The McGraw-Hill Cos., Inc.	2,009	109,832
News Corp. Class A	13,521	345,326
Scripps Networks Interactive Class A	2,624	151,982
Time Warner Cable, Inc.	2,468	239,865
Time Warner, Inc.	4,088	195,529
Viacom, Inc. Class B	3,090	162,967
The Walt Disney Co.	6,882	342,655
The Washington Post Co. Class B	21	7,669

		2,914,668

Telecommunications — 2.7%
AT&T, Inc.	29,770	1,003,547
CenturyLink, Inc.	2,854	111,648
Cisco Systems, Inc.	41,524	815,947
Corning, Inc.	6,974	88,012
Crown Castle International Corp. (a)	700	50,512
Frontier Communications Corp.	2,670	11,428
Harris Corp.	2,954	144,628
JDS Uniphase Corp. (a)	4	54
Juniper Networks, Inc. (a)	648	12,746
MetroPCS Communications, Inc. (a)	8,865	88,118
Motorola Solutions, Inc.	734	40,869
QUALCOMM, Inc.	7,188	445,800
Sprint Nextel Corp. (a)	24,887	141,109
Verizon Communications, Inc.	14,732	637,454
Windstream Corp.	451	3,734

		3,595,606

		8,301,551

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 4.0%
Airlines — 0.2%
Southwest Airlines Co.	21,166	$216,740

Apparel — 0.1%
Nike, Inc. Class B	702	36,223
Ralph Lauren Corp.	240	35,981
VF Corp.	170	25,665

		97,869

Auto Manufacturers — 0.2%
Ford Motor Co.	16,862	218,363
Paccar, Inc.	34	1,537

		219,900

Automotive & Parts — 0.1%
BorgWarner, Inc. (a)	100	7,162
The Goodyear Tire & Rubber Co. (a)	8,261	114,084
Johnson Controls, Inc.	205	6,294

		127,540

Distribution & Wholesale — 0.0%
Fastenal Co.	370	17,275
Genuine Parts Co.	536	34,079
W.W. Grainger, Inc.	4	810

		52,164

Entertainment — 0.0%
International Game Technology	4,110	58,239

Home Builders — 0.1%
D.R. Horton, Inc.	759	15,013
Lennar Corp. Class A	400	15,468
PulteGroup, Inc. (a)	4,574	83,064

		113,545

Home Furnishing — 0.1%
Harman International Industries, Inc.	474	21,159
Whirlpool Corp.	784	79,772

		100,931

Housewares — 0.0%
Newell Rubbermaid, Inc.	1,483	33,026

Leisure Time — 0.1%
Carnival Corp.	1,473	54,162
Harley-Davidson, Inc.	308	15,043

		69,205

Lodging — 0.2%
Marriott International, Inc. Class A	1,613	60,116
Starwood Hotels & Resorts Worldwide, Inc.	1,060	60,802
Wyndham Worldwide Corp.	1,922	102,270
Wynn Resorts Ltd.	539	60,632

		283,820

Retail — 2.9%
Abercrombie & Fitch Co. Class A	127	6,092

	Number of Shares	Value
AutoNation, Inc. (a)	120	$4,764
AutoZone, Inc. (a)	176	62,380
Bed Bath & Beyond, Inc. (a)	673	37,627
Best Buy Co., Inc.	1,308	15,500
Big Lots, Inc. (a)	70	1,992
Chipotle Mexican Grill, Inc. (a)	20	5,949
Coach, Inc.	1,284	71,275
Costco Wholesale Corp.	1,458	144,007
CVS Caremark Corp.	7,113	343,914
Darden Restaurants, Inc.	173	7,797
Dollar Tree, Inc. (a)	460	18,658
Family Dollar Stores, Inc.	47	2,980
GameStop Corp. Class A	6,361	159,597
The Gap, Inc.	7,405	229,851
The Home Depot, Inc.	9,010	557,268
J.C. Penney Co., Inc.	96	1,892
Kohl’s Corp.	1,461	62,794
Limited Brands, Inc.	760	35,766
Lowe’s Cos., Inc.	5,129	182,182
Macy’s, Inc.	4,440	173,249
McDonald’s Corp.	765	67,481
Nordstrom, Inc.	711	38,039
O’Reilly Automotive, Inc. (a)	974	87,095
PetSmart, Inc.	1,400	95,676
Ross Stores, Inc.	1,796	97,253
Staples, Inc.	6,383	72,766
Starbucks Corp.	95	5,094
Target Corp.	3,767	222,893
Tiffany & Co.	11	631
The TJX Cos., Inc.	5,340	226,683
Urban Outfitters, Inc. (a)	760	29,914
Wal-Mart Stores, Inc.	7,953	542,633
Walgreen Co.	3,706	137,159
Yum! Brands, Inc.	1,336	88,710

		3,837,561

Textiles — 0.0%
Cintas Corp.	649	26,544

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	1,147	41,177
Mattel, Inc.	661	24,206

		65,383

		5,302,467

Consumer, Non-cyclical — 11.4%
Agriculture — 0.7%
Altria Group, Inc.	6,041	189,808
Archer-Daniels-Midland Co.	2,626	71,926
Lorillard, Inc.	193	22,517
Philip Morris International, Inc.	6,996	585,146
Reynolds American, Inc.	944	39,110

		908,507

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Beverages — 1.2%
Brown-Forman Corp. Class B	11	$696
The Coca-Cola Co.	19,124	693,245
Coca-Cola Enterprises, Inc.	1,585	50,292
Constellation Brands, Inc. Class A (a)	4,422	156,495
Dr. Pepper Snapple Group, Inc.	1,610	71,130
Molson Coors Brewing Co. Class B	936	40,051
Monster Beverage Corp. (a)	400	21,152
PepsiCo, Inc.	7,592	519,520

		1,552,581

Biotechnology — 0.8%
Alexion Pharmaceuticals, Inc. (a)	200	18,762
Amgen, Inc.	7,805	673,727
Biogen Idec, Inc. (a)	964	141,390
Celgene Corp. (a)	1,999	157,361
Life Technologies Corp. (a)	1,371	67,289

		1,058,529

Commercial Services — 1.0%
The ADT Corp.	250	11,623
Apollo Group, Inc. Class A (a)	5,060	105,855
Automatic Data Processing, Inc.	1,121	63,908
Donnelley (R.R.) & Sons Co.	6,234	56,106
Equifax, Inc.	836	45,244
H&R Block, Inc.	4,442	82,488
Iron Mountain, Inc.	869	26,983
MasterCard, Inc. Class A	175	85,974
McKesson Corp.	2,241	217,287
Moody’s Corp.	435	21,889
Paychex, Inc.	813	25,317
Quanta Services, Inc. (a)	1,324	36,132
Robert Half International, Inc.	335	10,660
Total System Services, Inc.	8,221	176,094
Visa, Inc. Class A	1,900	288,002
Western Union Co.	8,707	118,502

		1,372,064

Cosmetics & Personal Care — 1.0%
Avon Products, Inc.	6,009	86,289
Colgate-Palmolive Co.	1,233	128,898
The Estee Lauder Cos., Inc. Class A	696	41,663
The Procter & Gamble Co.	15,833	1,074,902

		1,331,752

Foods — 1.1%
Campbell Soup Co.	1,065	37,158
ConAgra Foods, Inc.	884	26,078
Dean Foods Co. (a)	18,010	297,345
General Mills, Inc.	3,794	153,315
H.J. Heinz Co.	1,635	94,307
The Hershey Co.	419	30,260
Hormel Foods Corp.	194	6,055
The J.M. Smucker Co.	634	54,676
Kellogg Co.	135	7,540

	Number of Shares	Value
Kraft Foods Group, Inc.	3,573	$162,464
The Kroger Co.	3,134	81,547
McCormick & Co., Inc.	473	30,050
Mondelez International, Inc. Class A	6,821	173,731
Safeway, Inc.	7,821	141,482
Sysco Corp.	266	8,421
Tyson Foods, Inc. Class A	3,520	68,288
Whole Foods Market, Inc.	536	48,953

		1,421,670

Health Care – Products — 1.5%
Baxter International, Inc.	2,022	134,787
Becton, Dickinson & Co.	1,102	86,165
Boston Scientific Corp. (a)	8,221	47,106
C.R. Bard, Inc.	204	19,939
CareFusion Corp. (a)	1,948	55,674
Covidien PLC	2,400	138,576
Intuitive Surgical, Inc. (a)	74	36,287
Johnson & Johnson	13,199	925,250
Medtronic, Inc.	5,569	228,440
St. Jude Medical, Inc.	2,798	101,120
Stryker Corp.	1,859	101,910
Varian Medical Systems, Inc. (a)	174	12,222
Zimmer Holdings, Inc.	1,224	81,592

		1,969,068

Health Care – Services — 0.7%
Aetna, Inc.	2,394	110,842
Cigna Corp.	1,959	104,728
Coventry Health Care, Inc.	1,076	48,237
DaVita HealthCare Partners, Inc. (a)	373	41,228
Humana, Inc.	955	65,542
Laboratory Corporation of America Holdings (a)	161	13,946
Quest Diagnostics, Inc.	635	37,002
Tenet Healthcare Corp. (a)	129	4,189
UnitedHealth Group, Inc.	6,381	346,105
WellPoint, Inc.	1,758	107,097

		878,916

Household Products — 0.4%
Avery Dennison Corp.	9,182	320,635
Beam, Inc.	173	10,569
The Clorox Co.	447	32,729
Kimberly-Clark Corp.	1,960	165,483

		529,416

Pharmaceuticals — 3.0%
Abbott Laboratories	8,304	543,912
Allergan, Inc.	561	51,461
AmerisourceBergen Corp.	2,160	93,269
Bristol-Myers Squibb Co.	10,712	349,104
Cardinal Health, Inc.	2,155	88,743
DENTSPLY International, Inc.	261	10,338
Eli Lilly & Co.	5,707	281,469

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Express Scripts Holding Co. (a)	3,545	$191,430
Forest Laboratories, Inc. (a)	734	25,925
Gilead Sciences, Inc. (a)	4,126	303,055
Hospira, Inc. (a)	3,324	103,842
Mead Johnson Nutrition Co.	124	8,170
Merck & Co., Inc.	19,329	791,329
Mylan, Inc. (a)	1,859	51,085
Patterson Cos., Inc.	1,761	60,279
Pfizer, Inc.	36,557	916,850
Watson Pharmaceuticals, Inc. (a)	361	31,046

		3,901,307

		14,923,810

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	936	22,267

Energy — 5.0%
Coal — 0.0%
CONSOL Energy, Inc.	257	8,250
Peabody Energy Corp.	1,359	36,163

		44,413

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	4,200	129,696

Oil & Gas — 4.6%
Anadarko Petroleum Corp.	17	1,263
Apache Corp.	658	51,653
Cabot Oil & Gas Corp.	96	4,775
Chesapeake Energy Corp.	98	1,629
Chevron Corp.	8,480	917,027
ConocoPhillips	10,010	580,480
Denbury Resources, Inc. (a)	1,485	24,057
Devon Energy Corp.	1,917	99,761
Diamond Offshore Drilling, Inc.	3,285	223,249
Ensco PLC Class A	3,700	219,336
EOG Resources, Inc.	91	10,992
EQT Corp.	69	4,070
Exxon Mobil Corp.	26,129	2,261,465
Helmerich & Payne, Inc.	940	52,649
Hess Corp.	747	39,561
Marathon Oil Corp.	3,685	112,982
Marathon Petroleum Corp.	4,442	279,846
Murphy Oil Corp.	1,322	78,725
Nabors Industries Ltd. (a)	10,899	157,491
Newfield Exploration Co. (a)	800	21,424
Noble Energy, Inc.	23	2,340
Occidental Petroleum Corp.	2,230	170,840
Phillips 66	7,705	409,136
Pioneer Natural Resources Co.	3	320
QEP Resources, Inc.	98	2,966
Range Resources Corp.	99	6,220
Rowan Cos. PLC Class A (a)	9	281
Tesoro Corp.	3,886	171,178

	Number of Shares	Value
Valero Energy Corp.	5,310	$181,177
WPX Energy, Inc. (a)	677	10,074

		6,096,967

Oil & Gas Services — 0.2%
Baker Hughes, Inc.	74	3,022
Cameron International Corp. (a)	37	2,089
FMC Technologies, Inc. (a)	72	3,084
Halliburton Co.	171	5,932
National Oilwell Varco, Inc.	1,009	68,965
Schlumberger Ltd.	2,395	165,950

		249,042

Pipelines — 0.1%
ONEOK, Inc.	1,000	42,750
Spectra Energy Corp.	171	4,682
The Williams Cos., Inc.	1,133	37,094

		84,526

		6,604,644

Financial — 8.4%
Banks — 2.7%
Bank of America Corp.	65,042	754,487
Bank of New York Mellon Corp.	7,695	197,761
BB&T Corp.	3,612	105,145
Capital One Financial Corp.	3,975	230,272
Comerica, Inc.	1,624	49,272
Fifth Third Bancorp	5,621	85,383
First Horizon National Corp.	80	793
Huntington Bancshares, Inc.	14,610	93,358
KeyCorp	8,272	69,650
M&T Bank Corp.	861	84,783
Northern Trust Corp.	661	33,156
PNC Financial Services Group, Inc.	2,545	148,399
Regions Financial Corp.	18,343	130,602
State Street Corp.	2,485	116,820
SunTrust Banks, Inc.	4,700	133,245
U.S. Bancorp	9,529	304,356
Wells Fargo & Co.	26,264	897,704
Zions Bancorp	2,349	50,269

		3,485,455

Diversified Financial — 2.6%
American Express Co.	3,888	223,482
Ameriprise Financial, Inc.	1,795	112,421
BlackRock, Inc.	520	107,489
The Charles Schwab Corp.	5,222	74,988
Citigroup, Inc.	19,084	754,963
CME Group, Inc.	655	33,215
Discover Financial Services	4,295	165,572
E*TRADE Financial Corp. (a)	93	832
Federated Investors, Inc. Class B	6,061	122,614
Franklin Resources, Inc.	526	66,118
The Goldman Sachs Group, Inc.	3,358	428,347
IntercontinentalExchange, Inc. (a)	184	22,781

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Invesco Ltd.	1,223	$31,908
JP Morgan Chase & Co.	23,465	1,031,756
Legg Mason, Inc.	347	8,925
Morgan Stanley	1,796	34,340
The NASDAQ OMX Group, Inc.	622	15,556
NYSE Euronext	636	20,060
SLM Corp.	8,318	142,487
T. Rowe Price Group, Inc.	1,186	77,244

		3,475,098

Insurance — 2.5%
ACE Ltd.	1,700	135,660
Aflac, Inc.	3,345	177,686
The Allstate Corp.	3,286	131,999
American International Group, Inc. (a)	9,811	346,328
Aon PLC	1,236	68,722
Assurant, Inc.	4,210	146,087
Berkshire Hathaway, Inc. Class B (a)	7,733	693,650
The Chubb Corp.	1,664	125,332
Cincinnati Financial Corp.	3,024	118,420
Genworth Financial, Inc. Class A (a)	16,155	121,324
The Hartford Financial Services Group, Inc.	3,890	87,292
Lincoln National Corp.	7,358	190,572
Loews Corp.	934	38,061
Marsh & McLennan Cos., Inc.	2,130	73,421
MetLife, Inc.	7,429	244,711
Principal Financial Group, Inc.	1,235	35,222
The Progressive Corp.	1,134	23,927
Prudential Financial, Inc.	2,435	129,859
Torchmark Corp.	820	42,369
The Travelers Cos., Inc.	3,363	241,531
Unum Group	5,935	123,567
XL Group PLC	1,497	37,515

		3,333,255

Real Estate — 0.0%
CBRE Group, Inc. (a)	98	1,950

Real Estate Investment Trusts (REITS) — 0.5%
American Tower Corp.	1,098	84,842
Apartment Investment & Management Co. Class A	1,064	28,792
AvalonBay Communities, Inc.	164	22,237
Boston Properties, Inc.	347	36,716
Equity Residential	1,001	56,727
HCP, Inc.	876	39,578
Health Care REIT, Inc.	474	29,051
Host Hotels & Resorts, Inc.	130	2,037
Kimco Realty Corp.	1,410	27,241
Prologis, Inc.	916	33,425
Public Storage	147	21,309
Simon Property Group, Inc.	544	86,001
Ventas, Inc.	1,336	86,466
Vornado Realty Trust	565	45,245

		599,667

	Number of Shares	Value
Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	9,535	$77,520
People’s United Financial, Inc.	1,059	12,803

		90,323

		10,985,748

Industrial — 4.9%
Aerospace & Defense — 1.0%
The Boeing Co.	2,796	210,706
General Dynamics Corp.	2,148	148,792
L-3 Communications Holdings, Inc.	1,644	125,963
Lockheed Martin Corp.	2,761	254,813
Northrop Grumman Corp.	2,523	170,504
Raytheon Co.	2,896	166,694
Rockwell Collins, Inc.	457	26,584
United Technologies Corp.	2,372	194,528

		1,298,584

Building Materials — 0.1%
Masco Corp.	6,294	104,858

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	1,043	55,237
Molex, Inc.	1,409	38,508

		93,745

Electronics — 0.2%
Agilent Technologies, Inc.	573	23,459
Amphenol Corp. Class A	636	41,149
FLIR Systems, Inc.	35	781
Jabil Circuit, Inc.	202	3,896
PerkinElmer, Inc.	3,224	102,330
TE Connectivity Ltd.	1,100	40,832
Waters Corp. (a)	60	5,227

		217,674

Engineering & Construction — 0.2%
Fluor Corp.	3,347	196,603
Jacobs Engineering Group, Inc. (a)	2,424	103,190

		299,793

Environmental Controls — 0.1%
Republic Services, Inc.	287	8,418
Stericycle, Inc. (a)	87	8,115
Waste Management, Inc.	4,145	139,852

		156,385

Hand & Machine Tools — 0.0%
Snap-on, Inc.	85	6,714
Stanley Black & Decker, Inc.	342	25,298

		32,012

Health Care – Services — 0.1%
Thermo Fisher Scientific, Inc.	1,998	127,433

Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	430	38,519

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ingersoll-Rand PLC	2,400	$115,104
Joy Global, Inc.	200	12,756

		166,379

Machinery – Diversified — 0.2%
Cummins, Inc.	33	3,575
Deere & Co.	1,281	110,704
Flowserve Corp.	217	31,856
Rockwell Automation, Inc.	636	53,418
Roper Industries, Inc.	774	86,285
Xylem, Inc.	701	18,997

		304,835

Manufacturing — 1.9%
3M Co.	1,725	160,166
Danaher Corp.	2,372	132,595
Dover Corp.	903	59,336
Eaton Corp. PLC	1,182	64,064
General Electric Co.	66,586	1,397,640
Honeywell International, Inc.	2,975	188,823
Illinois Tool Works, Inc.	3,360	204,322
Leggett & Platt, Inc.	495	13,474
Pall Corp.	461	27,780
Parker Hannifin Corp.	360	30,622
Pentair Ltd.	119	5,849
Textron, Inc.	8,685	215,301
Tyco International Ltd.	500	14,625

		2,514,597

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	9	1,705

Packaging & Containers — 0.3%
Ball Corp.	3,920	175,420
Bemis Co., Inc.	4,977	166,530
Owens-Illinois, Inc. (a)	922	19,611
Sealed Air Corp.	347	6,076

		367,637

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	154	9,736
CSX Corp.	3,373	66,549
Expeditors International of Washington, Inc.	84	3,322
FedEx Corp.	786	72,092
Norfolk Southern Corp.	773	47,802
Ryder System, Inc.	274	13,681
Union Pacific Corp.	2,130	267,784
United Parcel Service, Inc. Class B	3,015	222,296

		703,262

		6,388,899

Technology — 6.7%
Commercial Services — 0.1%
SAIC, Inc.	5,886	66,630

	Number of Shares	Value
Computers — 3.7%
Accenture PLC Class A	5,400	$359,100
Apple, Inc.	4,648	2,477,523
Cognizant Technology Solutions Corp. Class A (a)	459	33,989
Computer Sciences Corp.	6,575	263,329
Dell, Inc.	10,294	104,278
EMC Corp. (a)	11,753	297,351
Hewlett-Packard Co.	7,563	107,773
International Business Machines Corp.	4,140	793,017
NetApp, Inc. (a)	2,109	70,757
SanDisk Corp. (a)	50	2,178
Seagate Technology PLC	6,500	198,120
Teradata Corp. (a)	598	37,010
Western Digital Corp.	3,731	158,530

		4,902,955

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	10,999	117,029
Xerox Corp.	16,873	115,074

		232,103

Semiconductors — 0.9%
Advanced Micro Devices, Inc. (a)	7,390	17,736
Altera Corp.	197	6,785
Analog Devices, Inc.	1,459	61,366
Applied Materials, Inc.	8,567	98,006
Broadcom Corp. Class A	2,424	80,501
Intel Corp.	22,711	468,528
KLA-Tencor Corp.	2,598	124,081
Lam Research Corp. (a)	463	16,728
Linear Technology Corp.	681	23,358
LSI Corp. (a)	926	6,556
Microchip Technology, Inc.	224	7,300
Micron Technology, Inc. (a)	1,233	7,830
NVIDIA Corp.	4,285	52,663
Teradyne, Inc. (a)	2,580	43,576
Texas Instruments, Inc.	3,545	109,682
Xilinx, Inc.	1,361	48,860

		1,173,556

Software — 1.9%
Adobe Systems, Inc. (a)	1,705	64,244
Autodesk, Inc. (a)	547	19,336
BMC Software, Inc. (a)	3,222	127,785
CA, Inc.	6,285	138,144
Cerner Corp. (a)	400	31,056
Citrix Systems, Inc. (a)	345	22,684
The Dun & Bradstreet Corp.	1,349	106,099
Electronic Arts, Inc. (a)	886	12,874
Fidelity National Information Services, Inc.	760	26,456
Fiserv, Inc. (a)	347	27,423
Intuit, Inc.	589	35,046
Microsoft Corp.	46,941	1,254,733

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oracle Corp.	15,888	$529,388
Red Hat, Inc. (a)	124	6,567
Salesforce.com, Inc. (a)	415	69,761

		2,471,596

		8,846,840

Utilities — 1.5%
Electric — 1.4%
The AES Corp.	4,077	43,624
Ameren Corp.	972	29,860
American Electric Power Co., Inc.	3,396	144,941
CenterPoint Energy, Inc.	3,535	68,049
CMS Energy Corp.	1,410	34,376
Consolidated Edison, Inc.	1,809	100,472
Dominion Resources, Inc.	1,062	55,012
DTE Energy Co.	1,812	108,811
Duke Energy Corp.	1,186	75,667
Edison International	734	33,169
Entergy Corp.	1,611	102,701
Exelon Corp.	4,123	122,618
FirstEnergy Corp.	1,366	57,044
Integrys Energy Group, Inc.	2,161	112,847
NextEra Energy, Inc.	2,236	154,709
Northeast Utilities	1,222	47,756
NRG Energy, Inc.	1,020	23,450
Pepco Holdings, Inc.	998	19,571
PG&E Corp.	2,523	101,374
Pinnacle West Capital Corp.	450	22,941
PPL Corp.	2,984	85,432
Public Service Enterprise Group, Inc.	4,309	131,855
SCANA Corp.	772	35,234
The Southern Co.	2,934	125,604
TECO Energy, Inc.	798	13,374
Wisconsin Energy Corp.	1,096	40,388
Xcel Energy, Inc.	2,845	75,990

		1,966,869

Gas — 0.1%
AGL Resources, Inc.	16	639
NiSource, Inc.	172	4,281
Sempra Energy	902	63,988

		68,908

Pipelines — 0.0%
Kinder Morgan, Inc.	60	2,120

		2,037,897

TOTAL COMMON STOCK (Cost $60,522,536)		65,465,642

PREFERRED STOCK — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Orchard Supply Hardware Stores Corp. Series A (a)	5	9

		Value
TOTAL PREFERRED STOCK (Cost $12)		$9

TOTAL EQUITIES (Cost $60,522,548)		65,465,651

	Principal Amount
BONDS & NOTES — 32.3%

CORPORATE DEBT — 12.7%
Advertising — 0.1%
WPP Finance 8.000% 9/15/14	$90,000	99,526
WPP Finance 2010 4.750% 11/21/21	20,000	21,662

		121,188

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	50,000	59,690
Goodrich Corp. 6.125% 3/01/19	20,000	24,725
L-3 Communications Corp. 4.750% 7/15/20	5,000	5,573
United Technologies Corp. 6.125% 7/15/38	15,000	19,971

		109,959

Agriculture — 0.1%
Altria Group, Inc. 2.850% 8/09/22	35,000	34,634
Altria Group, Inc. 4.250% 8/09/42	20,000	19,396
Bunge Ltd. Finance Corp. 3.200% 6/15/17	45,000	46,963
Philip Morris International, Inc. 6.375% 5/16/38	5,000	6,809

		107,802

Auto Manufacturers — 0.1%
Volvo Treasury AB (b) 5.950% 4/01/15	100,000	109,134

Automotive & Parts — 0.1%
Lear Corp. 8.125% 3/15/20	60,000	67,650

Banks — 0.7%
Associated Banc-Corp. 5.125% 3/28/16	75,000	82,328
Bank of America Corp. 3.625% 3/17/16	55,000	58,278
Bank of America Corp. 4.500% 4/01/15	35,000	37,307
Bank of America Corp. 5.875% 2/07/42	40,000	49,904

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Corp. Series L 5.650% 5/01/18	$60,000	$69,807
Capital One Financial Corp. 2.125% 7/15/14	30,000	30,539
Capital One Financial Corp. 7.375% 5/23/14	35,000	38,074
Credit Suisse AG 5.400% 1/14/20	70,000	78,707
Credit Suisse New York 5.500% 5/01/14	35,000	37,240
First Horizon National Corp. 5.375% 12/15/15	70,000	76,522
ICICI Bank Ltd. (b) 4.750% 11/25/16	45,000	47,170
ICICI Bank Ltd. (b) 5.500% 3/25/15	70,000	74,003
Regions Financial Corp. 5.750% 6/15/15	50,000	54,062
The Toronto-Dominion Bank 2.375% 10/19/16	60,000	63,050
UBS AG 5.750% 4/25/18	55,000	65,293
Wachovia Corp. 5.750% 6/15/17	5,000	5,922
Wells Fargo & Co. 3.625% 4/15/15	40,000	42,513

		910,719

Beverages — 0.0%
Molson Coors Brewing Co. 5.000% 5/01/42	15,000	16,810

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	45,000	50,641

Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	10,000	12,076
Lafarge North America, Inc. 6.875% 7/15/13	60,000	61,219
Lafarge SA (b) 6.200% 7/09/15	125,000	135,000
Masco Corp. 7.125% 8/15/13	45,000	46,301
Owens Corning, Inc. 4.200% 12/15/22	40,000	40,680
Owens Corning, Inc. 9.000% 6/15/19	10,000	12,497

		307,773

Chemicals — 0.4%
Braskem Finance Ltd. (b) 5.750% 4/15/21	45,000	47,362
Cabot Corp. 5.000% 10/01/16	75,000	83,749

	Principal Amount	Value
Cytec Industries, Inc. 8.950% 7/01/17	$15,000	$18,808
The Dow Chemical Co. 3.000% 11/15/22	50,000	49,889
The Dow Chemical Co. 8.550% 5/15/19	15,000	20,251
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	5,000	6,171
Ecolab, Inc. 4.350% 12/08/21	15,000	16,743
Incitec Pivot Ltd. (b) 4.000% 12/07/15	75,000	78,870
Methanex Corp. 5.250% 3/01/22	5,000	5,546
RPM International, Inc. 3.450% 11/15/22	50,000	48,988
RPM International, Inc. 6.125% 10/15/19	50,000	58,367
RPM International, Inc. 6.250% 12/15/13	70,000	73,378
Valspar Corp. 7.250% 6/15/19	25,000	30,538

		538,660

Commercial Services — 0.1%
Brambles USA, Inc. (b) 3.950% 4/01/15	55,000	57,340
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	30,000	30,975
ERAC USA Finance Co. (b) 6.700% 6/01/34	35,000	42,378
ERAC USA Finance LLC (b) 3.300% 10/15/22	25,000	25,311

		156,004

Computers — 0.1%
Brocade Communications Systems, Inc. 6.625% 1/15/18	10,000	10,325
Brocade Communications Systems, Inc. 6.875% 1/15/20	5,000	5,388
Hewlett-Packard Co. 2.200% 12/01/15	50,000	50,068
International Business Machines Corp. 5.600% 11/30/39	30,000	38,664

		104,445

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	10,000	13,241

Diversified Financial — 1.9%
American Express Co. 6.150% 8/28/17	50,000	60,249
American Express Co. 7.250% 5/20/14	25,000	27,205

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Express Co. 8.125% 5/20/19	$30,000	$40,641
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	75,183
BlackRock, Inc. 5.000% 12/10/19	20,000	23,931
BlackRock, Inc. 6.250% 9/15/17	45,000	54,994
Citigroup, Inc. 5.375% 8/09/20	50,000	58,922
Citigroup, Inc. 5.500% 10/15/14	40,000	42,914
Citigroup, Inc. 5.500% 2/15/17	115,000	127,481
Citigroup, Inc. 5.875% 5/29/37	5,000	6,017
Citigroup, Inc. 5.875% 1/30/42	20,000	24,683
Citigroup, Inc. 6.375% 8/12/14	80,000	86,452
Citigroup, Inc. 8.125% 7/15/39	15,000	22,457
Citigroup, Inc. 8.500% 5/22/19	30,000	40,339
CNH Capital LLC (b) 3.875% 11/01/15	70,000	72,187
Eaton Vance Corp. 6.500% 10/02/17	20,000	24,130
Ford Motor Credit Co. LLC 2.750% 5/15/15	15,000	15,309
Ford Motor Credit Co. LLC 3.875% 1/15/15	245,000	255,497
Ford Motor Credit Co. LLC 8.700% 10/01/14	25,000	28,000
General Electric Capital Corp. 1.600% 11/20/17	60,000	60,039
General Electric Capital Corp. 5.300% 2/11/21	65,000	75,451
General Electric Capital Corp. 5.625% 5/01/18	25,000	29,688
General Electric Capital Corp. 6.000% 8/07/19	30,000	36,497
General Electric Capital Corp. 6.875% 1/10/39	55,000	74,761
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	51,571
The Goldman Sachs Group, Inc. 5.625% 1/15/17	35,000	38,401
The Goldman Sachs Group, Inc. 5.750% 1/24/22	40,000	47,288
The Goldman Sachs Group, Inc. 6.150% 4/01/18	20,000	23,495
The Goldman Sachs Group, Inc. 6.345% 2/15/34	20,000	20,760

	Principal Amount	Value
HSBC Finance Corp. 6.676% 1/15/21	$30,000	$35,591
Hyundai Capital America (b) 1.625% 10/02/15	30,000	30,180
International Lease Finance Corp. 5.750% 5/15/16	65,000	68,516
Janus Capital Group, Inc. 6.700% 6/15/17	50,000	57,146
JP Morgan Chase & Co. 3.450% 3/01/16	85,000	90,271
JP Morgan Chase & Co. 4.500% 1/24/22	40,000	45,249
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	81,193
JP Morgan Chase & Co. 5.600% 7/15/41	20,000	24,769
Lazard Group LLC 6.850% 6/15/17	75,000	86,686
Lazard Group LLC 7.125% 5/15/15	95,000	105,610
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	26,034
Morgan Stanley 3.800% 4/29/16	30,000	31,494
Morgan Stanley 4.200% 11/20/14	130,000	135,641
Morgan Stanley 5.450% 1/09/17	60,000	66,395
Morgan Stanley 5.625% 9/23/19	50,000	56,549
Morgan Stanley 5.750% 1/25/21	20,000	22,841
TD Ameritrade Holding Corp. 4.150% 12/01/14	15,000	15,986

		2,524,693

Electric — 0.8%
The AES Corp. 7.750% 10/15/15	25,000	28,063
Ameren Corp. 8.875% 5/15/14	95,000	103,960
CMS Energy Corp. 2.750% 5/15/14	115,000	116,621
CMS Energy Corp. 5.050% 2/15/18	80,000	90,083
CMS Energy Corp. 6.875% 12/15/15	10,000	11,328
Florida Power & Light Co. 4.950% 6/01/35	25,000	29,211
Georgia Power Co. 4.300% 3/15/42	25,000	26,222
Kansas Gas & Electric Co. 5.647% 3/29/21	60,862	68,858
LG&E and KU Energy LLC 4.375% 10/01/21	60,000	65,837

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MidAmerican Energy Holdings Co. 5.950% 5/15/37	$70,000	$86,429
Nevada Power Co. Series N 6.650% 4/01/36	20,000	27,138
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	35,000	34,804
NiSource Finance Corp. 5.800% 2/01/42	40,000	45,543
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	6,201
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	20,322
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	30,928
PPL Capital Funding, Inc. 3.500% 12/01/22	25,000	25,447
Southern California Edison Co. 5.950% 2/01/38	20,000	26,237
Tenaska Oklahoma I LP (b) 6.528% 12/30/14	38,358	39,249
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	63,686	70,030
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	41,441
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	59,075

		1,053,027

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	130,000	138,287
Energizer Holdings, Inc. 4.700% 5/24/22	40,000	42,833

		181,120

Electronics — 0.2%
Amphenol Corp. 4.000% 2/01/22	20,000	21,150
Arrow Electronics, Inc. 6.000% 4/01/20	45,000	50,923
Avnet, Inc. 4.875% 12/01/22	90,000	91,761
PerkinElmer, Inc. 5.000% 11/15/21	30,000	33,261

		197,095

Entertainment — 0.0%
International Game Technology 5.500% 6/15/20	25,000	27,083

Environmental Controls — 0.0%
Republic Services, Inc. 3.800% 5/15/18	30,000	32,982
Republic Services, Inc. 5.250% 11/15/21	5,000	5,893

		38,875

	Principal Amount	Value
Foods — 0.2%
ConAgra Foods, Inc. 7.000% 4/15/19	$40,000	$49,237
Kraft Foods, Inc. 4.125% 2/09/16	60,000	65,370
Kraft Foods, Inc. 6.500% 2/09/40	20,000	26,867
Ralcorp Holdings, Inc. 4.950% 8/15/20	30,000	31,661
Ralcorp Holdings, Inc. 6.625% 8/15/39	15,000	18,051
TreeHouse Foods, Inc. 7.750% 3/01/18	75,000	81,375
Tyson Foods, Inc. 4.500% 6/15/22	30,000	32,476

		305,037

Forest Products & Paper — 0.2%
International Paper Co. 4.750% 2/15/22	20,000	22,631
International Paper Co. 7.300% 11/15/39	25,000	33,889
International Paper Co. 9.375% 5/15/19	15,000	20,456
The Mead Corp. 7.550% 3/01/47	50,000	56,602
Plum Creek Timberlands LP 3.250% 3/15/23	35,000	34,414
Rock-Tenn Co. 5.625% 3/15/13	25,000	25,131

		193,123

Gas — 0.0%
Boston Gas Co. (b) 4.487% 2/15/42	10,000	10,577
Southern Union Co. VRN 3.330% 2/19/13	50,000	42,812

		53,389

Health Care – Products — 0.1%
Boston Scientific Corp. 6.000% 1/15/20	35,000	40,826
Johnson & Johnson 5.850% 7/15/38	10,000	13,708

		54,534

Health Care – Services — 0.3%
Apria Healthcare Group, Inc. 11.250% 11/01/14	130,000	134,387
Cigna Corp. 2.750% 11/15/16	40,000	42,078
Cigna Corp. 5.125% 6/15/20	20,000	22,824
HCA, Inc. 8.500% 4/15/19	30,000	33,450

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kaiser Foundation Hospitals 3.500% 4/01/22	$15,000	$15,817
Roche Holdings, Inc. (b) 6.000% 3/01/19	15,000	18,672
Roche Holdings, Inc. (b) 7.000% 3/01/39	5,000	7,534
UnitedHealth Group, Inc. 6.875% 2/15/38	45,000	61,791

		336,553

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	45,000	53,662
Leucadia National Corp. 7.750% 8/15/13	350,000	361,375

		415,037

Home Builders — 0.0%
Toll Brothers Finance Corp. 4.950% 3/15/14	5,000	5,195

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	20,000	21,901

Household Products — 0.0%
Church & Dwight Co., Inc. 3.350% 12/15/15	30,000	31,550

Housewares — 0.0%
Toro Co. 7.800% 6/15/27	40,000	47,337

Insurance — 0.7%
Aflac, Inc. 8.500% 5/15/19	25,000	34,048
The Allstate Corp. 5.550% 5/09/35	30,000	36,705
The Allstate Corp. 7.450% 5/16/19	10,000	13,114
American International Group, Inc. 3.000% 3/20/15	50,000	52,026
American International Group, Inc. 3.650% 1/15/14	10,000	10,267
CNA Financial Corp. 7.350% 11/15/19	40,000	50,170
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	60,000	63,401
ING US, Inc. (b) 5.500% 7/15/22	30,000	32,556
Lincoln National Corp. 4.300% 6/15/15	20,000	21,515
Lincoln National Corp. 8.750% 7/01/19	50,000	66,865
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	45,000	50,636
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	50,000	58,318

	Principal Amount	Value
MetLife, Inc. Series A 6.817% 8/15/18	$10,000	$12,598
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	40,255
Prudential Financial, Inc. 3.875% 1/14/15	45,000	47,612
Prudential Financial, Inc. 4.500% 11/15/20	25,000	27,914
Prudential Financial, Inc. 4.750% 9/17/15	75,000	82,211
Prudential Financial, Inc. VRN 5.625% 6/15/43	75,000	77,722
Prudential Financial, Inc. 6.200% 11/15/40	15,000	18,144
Reinsurance Group of America, Inc. 5.000% 6/01/21	40,000	44,044
The Travelers Cos., Inc. 6.250% 6/15/37	25,000	33,847

		873,968

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	65,000	77,472

Investment Companies — 0.1%
Xstrata Finance Canada (b) 2.850% 11/10/14	50,000	51,320
Xstrata Finance Canada (b) 5.800% 11/15/16	45,000	50,801
Xstrata Finance Canada Ltd. (b) 1.800% 10/23/15	50,000	50,271

		152,392

Iron & Steel — 0.4%
Allegheny Technologies, Inc. 5.950% 1/15/21	75,000	83,083
Allegheny Technologies, Inc. 9.375% 6/01/19	25,000	31,807
ArcelorMittal 4.250% 8/05/15	50,000	50,504
ArcelorMittal 5.750% 8/05/20	60,000	60,120
ArcelorMittal 9.500% 2/15/15	115,000	127,976
Cliffs Natural Resources, Inc. 3.950% 1/15/18	25,000	25,162
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	62,637
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	59,896

		501,185

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	50,000	50,068

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.3%
Choice Hotels International, Inc. 5.700% 8/28/20	$55,000	$59,675
Marriott International, Inc. 5.810% 11/10/15	15,000	16,687
Marriott International, Inc. 6.200% 6/15/16	180,000	207,599
Wyndham Worldwide Corp. 2.950% 3/01/17	15,000	15,338
Wynn Las Vegas LLC 7.750% 8/15/20	90,000	102,600

		401,899

Machinery – Diversified — 0.1%
Roper Industries, Inc. 3.125% 11/15/22	25,000	25,164
Xylem, Inc. 3.550% 9/20/16	40,000	42,613
Xylem, Inc. 4.875% 10/01/21	20,000	22,706

		90,483

Manufacturing — 0.2%
Eaton Corp. (b) 1.500% 11/02/17	25,000	25,051
Eaton Corp. (b) 2.750% 11/02/22	25,000	24,923
General Electric Co. 2.700% 10/09/22	30,000	30,579
General Electric Co. 4.125% 10/09/42	50,000	51,432
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	48,844
Tyco Electronics Group SA 6.550% 10/01/17	40,000	47,965

		228,794

Media — 0.3%
CBS Corp. 7.875% 7/30/30	40,000	55,230
Comcast Corp. 6.400% 5/15/38	35,000	44,720
NBCUniversal Media LLC 6.400% 4/30/40	5,000	6,415
News America, Inc. 6.900% 8/15/39	25,000	32,732
Scholastic Corp. 5.000% 4/15/13	80,000	80,300
Time Warner Cable, Inc. 4.000% 9/01/21	30,000	32,930
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	31,709
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	13,307

	Principal Amount	Value
Time Warner Cable, Inc. 8.750% 2/14/19	$10,000	$13,492
Time Warner, Inc. 4.700% 1/15/21	35,000	39,846
Time Warner, Inc. 6.100% 7/15/40	25,000	30,268
Time Warner, Inc. 6.250% 3/29/41	5,000	6,173
Viacom, Inc. 6.250% 4/30/16	40,000	46,371

		433,493

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	25,000	26,714

Mining — 0.2%
AngloGold Ashanti Holdings PLC 5.125% 8/01/22	35,000	35,472
Newcrest Finance Property Ltd. (b) 4.450% 11/15/21	50,000	52,633
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	68,676
Vale Overseas Ltd. 6.250% 1/23/17	65,000	74,789
Vale Overseas Ltd. 6.875% 11/10/39	15,000	18,807
Vulcan Materials Co. 6.500% 12/01/16	20,000	22,050

		272,427

Office Equipment/Supplies — 0.0%
Xerox Corp. 4.250% 2/15/15	30,000	31,551

Office Furnishings — 0.1%
Steelcase, Inc. 6.375% 2/15/21	75,000	79,903

Oil & Gas — 0.7%
Anadarko Petroleum Corp. 6.450% 9/15/36	30,000	37,583
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	10,000	8,075
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	90,000	81,000
ConocoPhillips 6.500% 2/01/39	20,000	28,363
Devon Energy Corp. 5.600% 7/15/41	40,000	47,514
EQT Corp. 4.875% 11/15/21	25,000	26,838
Motiva Enterprises LLC (b) 5.750% 1/15/20	40,000	48,463
Motiva Enterprises LLC (b) 6.850% 1/15/40	35,000	48,451

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nexen, Inc. 7.500% 7/30/39	$5,000	$7,237
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	6,337
Petrobras International Finance Co. 3.875% 1/27/16	45,000	47,475
Petrobras International Finance Co. 5.375% 1/27/21	50,000	56,291
Petrobras International Finance Co. 6.750% 1/27/41	20,000	25,342
Petroleos Mexicanos 5.500% 1/21/21	60,000	70,110
Phillips 66 (b) 4.300% 4/01/22	20,000	22,348
Phillips 66 (b) 5.875% 5/01/42	20,000	24,067
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	56,694
Rowan Cos., Inc. 4.875% 6/01/22	50,000	54,303
Rowan Cos., Inc. 5.000% 9/01/17	30,000	33,327
Rowan Cos., Inc. 5.400% 12/01/42	35,000	35,445
Shell International Finance BV 5.500% 3/25/40	15,000	19,260
Talisman Energy, Inc. 5.500% 5/15/42	20,000	22,043
Transocean, Inc. 5.050% 12/15/16	40,000	44,537
Valero Energy Corp. 6.125% 2/01/20	40,000	48,639

		899,742

Oil & Gas Services — 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	40,000	48,144
Weatherford International Ltd. 4.500% 4/15/22	25,000	26,532
Weatherford International Ltd. 5.950% 4/15/42	20,000	21,707

		96,383

Packaging & Containers — 0.1%
Rock-Tenn Co. (b) 3.500% 3/01/20	50,000	51,320
Sonoco Products Co. 4.375% 11/01/21	25,000	26,808

		78,128

Pharmaceuticals — 0.2%
McKesson Corp. 4.750% 3/01/21	30,000	34,844
McKesson Corp. 6.000% 3/01/41	30,000	39,625

	Principal Amount	Value
Merck & Co., Inc. 5.850% 6/30/39	$10,000	$13,478
Mylan, Inc. (b) 7.625% 7/15/17	10,000	11,239
Mylan, Inc. (b) 7.875% 7/15/20	100,000	118,176
Pfizer, Inc. 7.200% 3/15/39	35,000	53,661
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	25,000	32,720

		303,743

Pipelines — 0.7%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	44,189
CenterPoint Energy Resources Corp. 4.500% 1/15/21	25,000	28,431
CenterPoint Energy Resources Corp. 5.850% 1/15/41	20,000	25,313
DCP Midstream LLC (b) 9.750% 3/15/19	5,000	6,614
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	25,000	26,816
Enogex LLC (b) 6.875% 7/15/14	120,000	127,566
Enterprise Products Operating LP 3.200% 2/01/16	25,000	26,416
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	40,000	43,193
Kern River Funding Corp. (b) 4.893% 4/30/18	95,900	105,985
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	29,200
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	30,520
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	6,579
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	38,470
ONEOK Partners LP 3.250% 2/01/16	25,000	26,376
ONEOK Partners LP 6.125% 2/01/41	30,000	35,968
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	110,000	112,475
Southern Natural Gas Co. LLC (b) 5.900% 4/01/17	55,000	64,626
TransCanada PipeLines Ltd. 6.200% 10/15/37	30,000	39,608
The Williams Cos., Inc. 3.700% 1/15/23	20,000	20,173
Williams Partners LP 5.250% 3/15/20	75,000	86,397

		924,915

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.5%
Boston Properties LP 3.700% 11/15/18	$20,000	$21,726
Boston Properties LP 4.125% 5/15/21	30,000	32,605
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	43,750
BRE Properties, Inc. 3.375% 1/15/23	40,000	39,593
DDR Corp. 4.625% 7/15/22	50,000	54,568
DDR Corp. 4.750% 4/15/18	15,000	16,624
DDR Corp. 7.875% 9/01/20	15,000	19,229
Developers Diversified Realty Corp. 5.500% 5/01/15	75,000	81,245
Duke Realty LP 8.250% 8/15/19	50,000	63,930
ERP Operating LP 4.625% 12/15/21	15,000	16,896
HCP, Inc. 2.625% 2/01/20	35,000	34,863
Host Hotels & Resorts LP 9.000% 5/15/17	20,000	21,400
Realty Income Corp. 2.000% 1/31/18	90,000	89,925
Realty Income Corp. 3.250% 10/15/22	50,000	48,946
UDR, Inc. 4.625% 1/10/22	40,000	43,989
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	20,000	21,209

		650,498

Retail — 0.2%
Best Buy Co., Inc. 7.250% 7/15/13	25,000	25,312
CVS Caremark Corp. 6.125% 9/15/39	10,000	12,798
CVS Pass-Through Trust (b) 5.926% 1/10/34	58,748	70,688
Darden Restaurants, Inc. 3.350% 11/01/22	20,000	19,352
The Home Depot, Inc. 5.950% 4/01/41	30,000	40,508
McDonald’s Corp. 6.300% 10/15/37	25,000	34,605
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	44,305
QVC, Inc. (b) 5.125% 7/02/22	10,000	10,482
Wal-Mart Stores, Inc. 5.625% 4/15/41	40,000	52,383

		310,433

	Principal Amount	Value
Savings & Loans — 0.2%
First Niagara Financial Group, Inc. 7.250% 12/15/21	$35,000	$41,752
Glencore Funding LLC (b) 6.000% 4/15/14	150,000	158,423
Washington Mutual Bank (c) 5.650% 8/15/14	180,000	18

		200,193

Semiconductors — 0.0%
Intel Corp., Convertible 2.950% 12/15/35	50,000	51,844

Software — 0.1%
Microsoft Corp. 3.000% 10/01/20	5,000	5,396
Oracle Corp. 1.200% 10/15/17	50,000	50,148

		55,544

Telecommunications — 0.8%
America Movil SAB de CV 5.000% 3/30/20	25,000	29,087
America Movil SAB de CV 6.125% 3/30/40	30,000	39,469
American Tower Corp. 4.500% 1/15/18	60,000	65,773
AT&T, Inc. 6.500% 9/01/37	65,000	85,012
British Telecom PLC STEP 9.625% 12/15/30	15,000	23,830
CenturyLink, Inc. 5.500% 4/01/13	45,000	45,448
CenturyLink, Inc. 5.800% 3/15/22	10,000	10,571
CenturyLink, Inc. 6.150% 9/15/19	30,000	32,932
CenturyLink, Inc. 7.600% 9/15/39	10,000	10,380
CenturyLink, Inc. 7.650% 3/15/42	10,000	10,451
Cisco Systems, Inc. 5.500% 1/15/40	10,000	12,709
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	15,000	22,474
Embarq Corp. 7.082% 6/01/16	30,000	35,147
Juniper Networks, Inc. 4.600% 3/15/21	25,000	26,494
Juniper Networks, Inc. 5.950% 3/15/41	35,000	39,856
Rogers Communications, Inc. 7.500% 8/15/38	5,000	7,293
Telecom Italia Capital 6.000% 9/30/34	10,000	9,775

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecom Italia Capital 6.175% 6/18/14	$70,000	$73,780
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	25,000	25,982
Telefonica Emisiones SAU 2.582% 4/26/13	75,000	75,262
Telefonica Emisiones SAU 3.992% 2/16/16	65,000	67,632
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	31,988
Verizon Communications, Inc. 8.750% 11/01/18	19,000	26,381
Verizon Global Funding Corp. 7.750% 12/01/30	40,000	58,564
Virgin Media Finance PLC 8.375% 10/15/19	100,000	113,500
Virgin Media Secured Finance PLC 6.500% 1/15/18	100,000	107,625
Windstream Corp. 8.125% 8/01/13	5,000	5,188

		1,092,603

Transportation — 0.2%
Asciano Finance (b) 5.000% 4/07/18	55,000	59,435
Canadian National Railway Co. 5.850% 11/15/17	30,000	36,155
Canadian National Railway Co. 6.375% 11/15/37	20,000	28,343
CSX Corp. 7.250% 5/01/27	10,000	13,135
Norfolk Southern Corp. 6.000% 5/23/2111	20,000	24,284
Ryder System, Inc. 2.500% 3/01/18	110,000	112,183
Union Pacific Corp. 4.000% 2/01/21	25,000	28,026

		301,561

Trucking & Leasing — 0.3%
GATX Corp. 3.500% 7/15/16	40,000	41,695
GATX Corp. 4.750% 5/15/15	35,000	37,397
GATX Corp. 4.750% 6/15/22	30,000	31,452
GATX Corp. 8.750% 5/15/14	100,000	110,041
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 3/15/16	110,000	110,296
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 3.125% 5/11/15	45,000	45,915

		376,796

	Principal Amount	Value
TOTAL CORPORATE DEBT (Cost $15,358,367)		$16,662,307

MUNICIPAL OBLIGATIONS — 0.2%
Access Group, Inc., Delaware VRN 0.000% 9/01/37	$50,000	41,589
State of California 5.950% 4/01/16	35,000	39,259
State of California BAB 7.550% 4/01/39	25,000	36,045
State of Illinois 5.365% 3/01/17	100,000	112,112

		229,005

TOTAL MUNICIPAL OBLIGATIONS (Cost $205,521)		229,005

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.3%
Automobile ABS — 0.3%
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (b) 1.640% 11/15/16	65,000	65,008
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (b) 1.890% 7/15/16	31,632	31,867
California Republic Auto Receivables Trust, Series 2012-1, Class A (b) 1.180% 8/15/17	92,744	92,751
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (b) 1.959% 9/15/21	68,029	68,779
First Investors Auto Owner Trust, Series 2012-2A, Class A2 (b) 1.470% 5/15/18	50,000	50,049
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (b) 1.400% 10/15/14	38,748	38,796
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (b) 2.060% 6/15/17	36,628	36,796

		384,046

Commercial MBS — 2.4%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.729% 2/10/51	160,000	189,198
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.205% 2/10/51	105,000	127,437
Banc of America Reremic Trust, Series 2012-PARK, Class A (b) 2.959% 12/10/30	100,000	102,949

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	$75,000	$85,855
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	50,000	54,010
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	10,498	10,646
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	75,000	87,671
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.751% 9/11/38	85,000	94,459
COMM 2007-C9 Mortgage Trust, Series 2007-C9, Class A4 VRN 5.800% 12/10/49	83,000	98,757
COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class A3 3.391% 5/15/45	50,000	53,441
COMM 2012-CCRE4 Mortgage Trust, Series 2012-CR4, Class AM 3.251% 10/15/45	25,000	25,423
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class A3 2.853% 10/15/45	35,000	35,558
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	35,000	35,538
Commercial Mortgage Pass-Through Certificates, Series 2008-C1, Class AM VRN (b) 6.052% 2/15/41	165,000	98,905
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	94,702	97,714
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A2 (b) 3.645% 3/10/44	100,000	108,027
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class AS 4.117% 5/15/45	40,000	43,794
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class AS 4.271% 6/15/45	55,000	60,728
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class B VRN 4.819% 5/15/45	50,000	55,578

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class B VRN 4.968% 6/15/45	$30,000	$33,676
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	113,978
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class AS 3.792% 8/15/45	65,000	69,349
Morgan Stanley Capital I, Series 2011-C2, Class A2 (b) 3.476% 6/15/44	100,000	108,063
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	100,000	112,377
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	40,000	44,207
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	78,664	81,032
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.274% 1/11/43	35,000	42,123
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2 2.111% 3/15/45	50,000	52,014
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	95,688	94,571
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.565% 8/15/39	50,000	53,850
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	172,712
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.921% 2/15/51	35,000	40,936
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	86,435	92,919
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class A3 3.001% 8/15/45	50,000	51,786
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	100,000	108,482
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class AS VRN 4.090% 6/15/45	40,000	43,677

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	$40,000	$42,196
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	55,672
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class B VRN 4.785% 6/15/45	45,000	49,375
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B VRN (b) 5.636% 11/15/44	25,000	28,942
WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4 VRN (b) 4.869% 2/15/44	122,000	144,016

		3,101,641

Home Equity ABS — 0.7%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.479% 8/25/35	73,650	72,126
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.569% 7/25/35	29,787	28,997
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.579% 11/25/34	31,596	31,342
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.869% 6/25/35	46,335	44,640
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.589% 11/25/35	2,649	2,645
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.309% 5/25/36	1,416	1,414
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.319% 7/25/36	29,629	29,069
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.619% 12/25/33	14,423	14,425
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.439% 9/25/34	8,868	8,840
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.699% 12/25/35	29,648	28,435
First Frankin Mortgage Loan Trust, Series 2005-FF7 FRN 0.659% 7/25/35	83,000	75,945
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.449% 1/25/36	32,468	29,854

	Principal Amount	Value
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.639% 4/25/35	$31,861	$29,808
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.319% 7/25/37	12,145	12,113
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.379% 8/25/36	33,904	33,021
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.389% 7/25/36	27,834	27,701
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.650% 10/25/35	45,123	43,681
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.990% 12/25/32	50,248	48,356
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.489% 8/25/45	15,329	15,102
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.759% 6/25/35	59,635	55,115
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 1.004% 2/25/35	60,000	53,902
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.944% 6/28/35	71,588	68,067
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.679% 5/25/35	33,637	32,517
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.589% 8/25/35	53,097	51,673
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.709% 3/25/35	45,131	43,057
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.399% 3/25/36	28,618	28,498
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.549% 3/25/36	30,005	29,740
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.569% 8/25/35	33,056	32,754
Wells Fargo Home Equity Trust, Series 2006-1, Class A3 FRN 0.359% 5/25/36	18,356	18,306

		991,143

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Other ABS — 0.8%
Adams Outdoor Advertising LP, Series 2010-1, Class A (b) 5.438% 12/20/40	$96,847	$108,257
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.389% 8/18/21	83,196	81,747
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	49,438	54,649
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	99,759	99,776
Icon Brands Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	50,000	50,933
Newport Waves CDO (Acquired 3/30/07, Cost $249,710), Series 2007-1A, Class A3LS FRN (b) (d) 0.909% 6/20/14	250,000	228,050
NuCO2 Funding LLC, Series 2008-1A, Class A1 (b) 7.250% 6/25/38	100,000	102,360
Sierra Receivables Funding Co. LLC, Series 2012-3A, Class A (b) 1.870% 8/20/29	92,190	91,158
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	63,545	63,671
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (b) 3.350% 4/20/26	55,781	57,144
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	82,929	86,929
Triton Container Finance LLC, Series 2006-1A FRN (b) 0.380% 11/26/21	78,333	76,521

		1,101,195

Student Loans ABS — 0.8%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.441% 8/25/26	53,682	52,088
Access Group, Inc. Series 2004-1, Class A4 FRN 1.709% 12/27/32	25,000	20,836
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 0.185% 1/25/47	75,000	63,750
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.468% 12/15/22	59,845	59,626

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.709% 6/15/43	$50,000	$48,125
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	50,000	42,178
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.432% 11/25/26	100,000	98,227
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.319% 3/25/26	26,315	26,049
National Collegiate Student Loan Trust, Series 2004-2, Class A3 FRN 0.420% 4/26/27	40,834	40,208
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 1.009% 4/25/46	35,413	35,713
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.522% 5/28/26	86,625	85,440
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.510% 7/15/36	100,000	93,810
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.898% 3/15/38	36,195	29,821
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.250% 12/15/16	150,000	150,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.703% 12/15/16	50,000	50,000
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.000% 9/15/28	50,000	46,034
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.400% 6/17/30	50,000	45,946
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.380% 12/17/46	75,000	56,625

		1,044,476

WL Collateral CMO — 0.3%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.089% 2/25/34	9,190	8,889
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.147% 9/25/33	4,459	3,804
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.717% 8/25/34	7,521	6,947

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.400% 1/19/38	$84,085	$63,287
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.569% 7/25/35	21,524	20,802
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.319% 5/25/37	90,550	44,541
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.606% 8/25/34	28,109	22,700
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.459% 8/25/36	25,441	23,264
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.724% 7/25/33	1,943	2,035
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.896% 2/25/34	3,326	3,456
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.679% 2/25/34	148	148
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	55,912	56,443
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (b) 3.000% 1/17/13	6,442	6,457
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.469% 7/25/35	13,360	13,140
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.898% 3/25/34	19,088	18,099
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.565% 4/25/44	43,334	42,723

		336,735

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.459% 11/25/37	44,364	43,204
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.153% 6/25/32	11,418	9,946

		53,150

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,907,175)		7,012,386

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 7.375% 3/18/19	$40,000	$52,580
Mexico Government International Bond 4.750% 3/08/44	65,000	73,450
Peruvian Government International Bond 6.550% 3/14/37	20,000	28,900
Poland Government International Bond 6.375% 7/15/19	50,000	62,336
Province of Quebec Canada 7.500% 9/15/29	20,000	30,396
Republic of Brazil International Bond 5.625% 1/07/41	65,000	85,150
United Mexican States 5.125% 1/15/20	35,000	41,825
United Mexican States 6.750% 9/27/34	35,000	50,400

		425,037

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $354,162)		425,037

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 10.0%
Collateralized Mortgage Obligations — 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	63,518	72,796

Pass-Through Securities — 9.9%
Federal Home Loan Mortgage Corp.
Pool #J14564 3.500% 2/01/26	263,943	277,501
Pool #Q01704 4.500% 6/01/41	127,807	137,352
Pool #Q03086 4.500% 9/01/41	470,835	506,000
Pool #G05253 5.000% 2/01/39	52,461	56,433
Pool #E85389 6.000% 9/01/16	10,814	11,542
Pool #G11431 6.000% 2/01/18	4,282	4,611
Pool #E85015 6.500% 8/01/16	4,379	4,686
Pool #G00729 8.000% 6/01/27	32,328	37,902
Pool #554904 9.000% 3/01/17	105	114

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. TBA Pool #2830 3.500%
6/01/25 (e)	$100,000	$105,180
Pool #648 3.500% 7/01/42 (e)	400,000	425,375
Pool #4200 4.000% 6/01/40 (e)	975,000	1,040,736
Pool #6222 4.500% 5/01/39 (e)	200,000	214,500
Federal National Mortgage Association
Pool #725692 2.300% 10/01/33	33,574	35,530
Pool #888586 2.370% 10/01/34	62,555	66,394
Pool #AO8629 3.500% 7/01/42	289,799	308,942
Pool #AP6609 3.500% 9/01/42	98,273	104,765
Pool #AI5233 4.000% 9/01/41	69,147	74,146
Pool #586036 6.000% 5/01/16	2,343	2,420
Pool #564594 7.000% 1/01/31	8,845	10,116
Pool #253795 7.000% 5/01/31	12,004	13,768
Pool #507061 7.500% 10/01/29	924	1,080
Pool #527761 7.500% 2/01/30	2,271	2,627
Pool #531196 7.500% 2/01/30	1,713	2,006
Pool #534119 7.500% 3/01/30	709	831
Pool #534420 7.500% 3/01/30	725	849
Pool #253183 7.500% 4/01/30	5,198	6,075
Pool #529259 7.500% 4/01/30	2,830	3,295
Pool #253265 7.500% 5/01/30	6,653	7,770
Pool #535248 8.000% 4/01/30	293	347
Pool #539460 8.000% 5/01/30	2,111	2,509
Pool #546988 8.000% 7/01/30	2,540	2,785
Pool #190317 8.000% 8/01/31	3,679	4,367

	Principal Amount	Value
Federal National Mortgage Association TBA
Pool #3348 2.500% 7/01/27 (e)	$800,000	$836,562
Pool #1312 3.000% 11/01/26 (e)	800,000	844,500
Pool #4241 3.000% 8/01/42 (e)	1,729,000	1,812,073
Pool #1963 3.500% 12/01/41 (e)	1,790,000	1,908,308
Pool #9174 4.000% 8/01/40 (e)	192,000	205,785
Pool #18718 4.500% 6/01/39 (e)	350,000	378,109
Pool #29800 5.000% 12/01/36 (e)	750,000	812,402
Pool #45659 5.500% 2/01/35 (e)	544,000	591,048
Pool #52353 6.000% 6/01/35 (e)	600,000	655,313
Government National Mortgage Association
Pool #82488 3.000% 3/20/40	60,916	63,699
Pool #738313 4.500% 5/15/41	370,394	406,059
Pool #760389 5.000% 10/15/41	148,686	162,590
Pool #351528 7.000% 8/15/23	9,531	10,468
Pool #352049 7.000% 10/15/23	2,611	2,971
Pool #588012 7.000% 7/15/32	6,951	8,071
Pool #591581 7.000% 8/15/32	3,126	3,643
Pool #185306 7.500% 4/15/17	3,446	3,714
Pool #199170 7.500% 5/15/17	125	130
Pool #189371 7.500% 6/15/17	1,553	1,685
Government National Mortgage Association II FRN Pool #82462 3.500% 1/20/40	62,465	66,709

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association TBA
Pool #1610 3.000% 12/01/41 (e)	$200,000	$212,578
Pool #5245 4.000% 8/01/40 (e)	200,000	219,313
Pool #13331 5.000% 4/01/38 (e)	200,000	218,016
Pool #119482 6.000% 9/01/35 (e)	200,000	223,813

		13,120,113

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $13,153,386)		13,192,909

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Bonds & Notes — 3.8%
U.S. Treasury Bond 2.750% 8/15/42	185,000	178,548
U.S. Treasury Bond 3.125% 11/15/41	715,000	748,159
U.S. Treasury Bond 4.375% 5/15/40	10,000	13,017
U.S. Treasury Bond 4.500% 2/15/36	150,000	197,338
U.S. Treasury Bond 5.375% 2/15/31	165,000	235,531
U.S. Treasury Note (f) 0.250% 5/15/15	25,000	24,968
U.S. Treasury Note 0.250% 9/15/15	965,000	962,919
U.S. Treasury Note 0.625% 9/30/17	730,000	728,688
U.S. Treasury Note 1.500% 8/31/18	345,000	357,188
U.S. Treasury Note 1.875% 9/30/17	635,000	670,520
U.S. Treasury Note (f) 2.500% 3/31/13	825,000	829,818

		4,946,694

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,972,959)		4,946,694

TOTAL BONDS & NOTES (Cost $40,951,570)		42,468,338

	Number of Shares	Value
MUTUAL FUNDS — 8.3%
Diversified Financial — 8.3%
iPath Goldman Sachs Crude Oil Total Return Index ETN (a)	13,400	$291,986
iShares FTSE/Xinhua China 25 Index Fund	34,200	1,384,416
iShares MSCI Australia Index Fund	2,700	67,878
iShares MSCI Chile Investable Market Index Fund	800	50,592
iShares MSCI EAFE Index Fund	42,930	2,439,283
iShares MSCI France Index Fund	5,900	139,181
iShares MSCI Germany Index Fund	4,700	116,184
iShares MSCI Hong Kong Index Fund	4,700	91,274
iShares MSCI Indonesia Investable Market Index Fund	3,800	114,988
iShares MSCI Italy Index Fund	16,100	216,545
iShares MSCI Japan Index Fund	19,300	188,175
iShares MSCI Malaysia Index Fund	6,100	92,293
iShares MSCI Mexico Investable Market Index Fund	400	28,212
iShares MSCI Netherlands Investable Market Index Fund	9,000	184,590
iShares MSCI New Zealand Investable Market Index Fund	4,500	155,610
iShares MSCI Philippines Investable Market Index Fund	4,600	158,930
iShares MSCI Poland Investable Market Index Fund	1,600	47,392
iShares MSCI Singapore Index Fund	6,600	90,354
iShares MSCI South Africa Index Fund	400	28,632
iShares MSCI South Korea Index Fund	400	25,344
iShares MSCI Spain Index Fund	7,000	211,820
iShares MSCI Sweden Index Fund	6,200	187,240
iShares MSCI Switzerland Index Fund	6,000	160,800
iShares MSCI Taiwan Index Fund	8,200	111,684
iShares MSCI Thailand Index Fund	600	49,494
iShares MSCI Turkey Investable Market Index Fund	1,100	73,458
iShares MSCI United Kingdom Index Fund	7,600	136,344
Vanguard Europe Pacific ETF	74,840	2,636,613
Vanguard MSCI Emerging Markets ETF	30,800	1,371,524

		10,850,836

TOTAL MUTUAL FUNDS (Cost $10,775,773)		10,850,836

TOTAL LONG-TERM INVESTMENTS (Cost $112,249,891)		118,784,825

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 17.8%
Commercial Paper — 16.1%
AGL Capital Corp. (b) 0.450% 1/16/13	$1,000,000	$999,812
Bacardi USA, Inc. (b) 0.410% 1/23/13	763,000	762,809
DCP Midstream LLC (b) 0.450% 1/07/13	1,000,000	999,925
Detroit Edison Co. 0.340% 1/22/13	782,000	781,845
DirecTV Holdings LLC (b) 0.426% 1/18/13	1,000,000	999,802
Enbridge Energy Partners LP (b) 0.400% 1/24/13	1,000,000	999,744
Enterprise Products Operating LP (b) 0.385% 1/09/13	586,000	585,950
Glencore Funding LLC 0.558% 1/09/13	1,000,000	999,878
Kinder Morgan Energy (b) 0.410% 1/03/13	510,000	509,988
Marriott International, Inc. (b) 0.294% 1/14/13	654,000	653,931
McGraw-Hill Cos., Inc. (b) 0.430% 2/01/13	1,000,000	999,630
National Grid USA (b) 0.558% 1/03/13	1,000,000	999,969
NextEra Energy Capital Holdings, Inc. (b) 0.380% 2/05/13	427,000	426,842
Northeast Utilities (b) 0.420% 1/04/13	498,000	497,983
NSTAR Electric Co. 0.304% 1/07/13	801,000	800,960
OGE Energy Corp. (b) 0.370% 1/08/13	1,032,000	1,031,926
Pall Corp. (b) 0.380% 1/17/13	800,000	799,865
Pentair Finance (b) 0.420% 1/11/13	1,000,000	999,883
Public Service Electric & Gas Co. 0.300% 1/08/13	1,000,000	999,942
TransCanada PipeLines Ltd. (b) 0.400% 1/14/13	1,000,000	999,856
Tyco Electronics Group SA (b) 0.375% 1/02/13	963,000	962,990
United Healthcare Co. (b) 0.230% 1/11/13	662,000	661,958
Westar Energy, Inc. (b) 0.390% 1/15/13	870,000	869,868
Westar Energy, Inc. (b) 0.420% 1/04/13	1,000,000	999,965
Wisconsin Gas Co. 0.190% 1/10/13	790,000	789,962

		21,135,283

	Principal Amount	Value
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/12, 0.010%, due 1/02/13 (g)	$2,241,811	$2,241,811

Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/13	4,924	4,924

TOTAL SHORT-TERM INVESTMENTS (Cost $23,382,018)		23,382,018

TOTAL INVESTMENTS — 108.2% (Cost $135,631,909) (h)		142,166,843

Other Assets/(Liabilities) — (8.2)%		(10,738,770)

NET ASSETS — 100.0%		$131,428,073

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to a value of $22,403,424 or 17.05% of net assets.
(c)	Security is currently in default due to bankruptcy or payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2012, these securities amounted to a value of $18 or 0.00% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At December 31, 2012, these securities amounted to a value of $228,050 or 0.17% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	Maturity value of $2,241,812. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 10/20/27, and an aggregate market value, including accrued interest, of $2,290,121.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments

December 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 5.5%

SOVEREIGN DEBT OBLIGATIONS — 2.9%
Poland Government Bond PLN (a) 5.000% 4/25/16	806,000	$275,251
United Mexican States MXN (a) 8.000% 12/19/13	1,693,800	135,248
United Mexican States MXN (a) 10.000% 12/05/24	1,050,000	113,665

		524,164

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $486,703)		524,164

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bonds & Notes — 2.6%
U.S. Treasury Note 2.125% 8/15/21	$442,100	464,758

TOTAL U.S. TREASURY OBLIGATIONS (Cost $463,894)		464,758

TOTAL BONDS & NOTES (Cost $950,597)		988,922

	Number of Shares
MUTUAL FUNDS — 95.0%
Commodity Fund — 2.0%
PowerShares DB Agriculture Fund (b)	12,962	362,288

Diversified Financial — 93.0%
iShares Barclays Intermediate Credit Bond Fund	11,976	1,332,808
iShares Gold Trust	26,054	423,899
iShares iBoxx $ High Yield Corporate Bond Fund (c)	19,983	1,865,413
iShares MSCI United Kingdom Index Fund (c)	45,625	818,512
iShares S&P Global Healthcare Sector Index Fund	18,252	1,177,254
SPDR Gold Trust (b)	3,479	563,633
SPDR S&P 500 ETF Trust	28,488	4,060,110
SPDR S&P Emerging Asia Pacific ETF	15,143	1,173,734
State Street Naviagtor Securities Lending Prime Portfolio (d)	2,084,381	2,084,381
Vanguard Financials ETF (c)	23,884	816,355

	Number of Shares	Value
Vanguard Information Technology ETF (c)	10,273	$709,967
Vanguard MSCI Emerging Markets ETF	40,042	1,783,071

		16,809,137

TOTAL MUTUAL FUNDS (Cost $16,729,884)		17,171,425

TOTAL LONG-TERM INVESTMENTS (Cost $17,680,481)		18,160,347

	Principal Amount
SHORT-TERM INVESTMENTS — 11.1%
Repurchase Agreement — 5.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/12, 0.010%, due 1/02/13 (e)	$997,824	997,824

Time Deposits — 0.8%
Euro Time Deposit 0.010% 1/02/13	138,277	138,277

U.S. Treasury Bills — 4.8%
U.S. Treasury Bill 0.000% 5/30/13	868,900	868,440

TOTAL SHORT-TERM INVESTMENTS (Cost $2,004,541)		2,004,541

TOTAL INVESTMENTS — 111.6% (Cost $19,685,022) (f)		20,164,888

Other Assets/(Liabilities) — (11.6)%		(2,095,834)

NET ASSETS — 100.0%		$18,069,054

Notes to Consolidated Portfolio of Investments

ETF	Exchange-Traded Fund
MXN	Mexican Peso
PLN	Polish Zloty
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Non-income producing security.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2012, was $2,041,051. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments (Continued)

(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $997,825. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,021,340.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Value Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 4.3%
Chemicals — 4.3%
LyondellBasell Industries NV Class A	46,532	$2,656,512
The Mosaic Co.	67,020	3,795,343

		6,451,855

Communications — 7.9%
Media — 1.6%
Comcast Corp. Class A	63,520	2,374,378

Telecommunications — 6.3%
AT&T, Inc.	31,561	1,063,921
Juniper Networks, Inc. (a)	186,970	3,677,700
Verizon Communications, Inc.	109,270	4,728,113

		9,469,734

		11,844,112

Consumer, Cyclical — 10.8%
Auto Manufacturers — 2.7%
Ford Motor Co.	224,570	2,908,182
Navistar International Corp. (a) (b)	52,990	1,153,592

		4,061,774

Retail — 8.1%
Lowe’s Cos., Inc.	120,000	4,262,400
Target Corp.	72,020	4,261,423
Walgreen Co.	101,200	3,745,412

		12,269,235

		16,331,009

Consumer, Non-cyclical — 25.0%
Beverages — 3.6%
The Coca-Cola Co.	42,050	1,524,313
Molson Coors Brewing Co. Class B	54,450	2,329,915
PepsiCo, Inc.	22,440	1,535,569

		5,389,797

Commercial Services — 2.5%
AerCap Holdings NV (a)	96,090	1,318,355
Quanta Services, Inc. (a)	86,460	2,359,493

		3,677,848

Cosmetics & Personal Care — 1.1%
The Procter & Gamble Co.	24,010	1,630,039

Foods — 2.6%
Kellogg Co.	71,040	3,967,584

Health Care – Products — 2.1%
Baxter International, Inc.	46,730	3,115,022

	Number of Shares	Value
Health Care – Services — 7.7%
Humana, Inc.	107,590	$7,383,902
UnitedHealth Group, Inc.	77,320	4,193,837

		11,577,739

Pharmaceuticals — 5.4%
Merck & Co., Inc.	125,290	5,129,373
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	81,510	3,043,583

		8,172,956

		37,530,985

Energy — 12.1%
Oil & Gas — 10.5%
Apache Corp.	15,760	1,237,160
Chevron Corp.	79,260	8,571,176
Devon Energy Corp.	20,630	1,073,585
Exxon Mobil Corp.	57,040	4,936,812

		15,818,733

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	56,740	2,317,262

		18,135,995

Financial — 23.4%
Banks — 10.4%
Bank of America Corp.	158,410	1,837,556
M&T Bank Corp.	37,950	3,736,937
PNC Financial Services Group, Inc.	27,830	1,622,767
SunTrust Banks, Inc.	130,080	3,687,768
Wells Fargo & Co.	140,830	4,813,569

		15,698,597

Diversified Financial — 4.6%
Citigroup, Inc.	20,350	805,046
The Goldman Sachs Group, Inc.	28,690	3,659,696
JP Morgan Chase & Co.	54,950	2,416,152

		6,880,894

Insurance — 8.4%
ACE Ltd.	52,420	4,183,116
Marsh & McLennan Cos., Inc.	140,740	4,851,308
MetLife, Inc.	45,470	1,497,782
The Travelers Cos., Inc.	28,930	2,077,752

		12,609,958

		35,189,449

Industrial — 9.2%
Electronics — 1.2%
TE Connectivity Ltd.	47,830	1,775,450

Forest Products & Paper — 1.4%
Rock-Tenn Co. Class A	30,680	2,144,839

Machinery – Diversified — 1.8%
AGCO Corp. (a)	55,740	2,737,949

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 4.8%
Honeywell International, Inc.	84,570	$5,367,658
Tyco International Ltd.	59,870	1,751,197

		7,118,855

		13,777,093

Technology — 3.7%
Computers — 1.1%
Apple, Inc.	3,060	1,631,072

Semiconductors — 2.6%
Analog Devices, Inc.	43,610	1,834,236
Xilinx, Inc.	58,710	2,107,689

		3,941,925

		5,572,997

Utilities — 3.3%
Electric — 3.3%
American Electric Power Co., Inc.	47,810	2,040,531
Edison International	36,160	1,634,070
Public Service Enterprise Group, Inc.	43,920	1,343,952

		5,018,553

TOTAL COMMON STOCK (Cost $136,827,491)		149,852,048

TOTAL EQUITIES (Cost $136,827,491)		149,852,048

MUTUAL FUNDS — 0.7%
Diversified Financial — 0.7%
State Street Navigator Securities Lending Prime Portfolio (c)	1,118,775	1,118,775

TOTAL MUTUAL FUNDS (Cost $1,118,775)		1,118,775

TOTAL LONG-TERM INVESTMENTS (Cost $137,946,266)		150,970,823

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/12, 0.010%, due 1/02/13 (d)	$94,663	$94,663

TOTAL SHORT-TERM INVESTMENTS (Cost $94,663)		94,663

TOTAL INVESTMENTS — 100.5% (Cost $138,040,929) (e)		151,065,486

Other Assets/(Liabilities) — (0.5)%		(779,017)

NET ASSETS — 100.0%		$150,286,469

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2012, was $1,094,639. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $94,663. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $99,643.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 101.0%

COMMON STOCK — 101.0%
Basic Materials — 3.9%
Chemicals — 2.0%
Ashland, Inc.	2,800	$225,148
Cabot Corp.	2,700	107,433
CF Industries Holdings, Inc.	2,868	582,663
Cytec Industries, Inc.	2,900	199,607
The Dow Chemical Co.	35,310	1,141,219
Eastman Chemical Co.	700	47,635
Huntsman Corp.	39,000	620,100
Kronos Worldwide, Inc.	300	5,850
LyondellBasell Industries NV Class A	17,900	1,021,911
The Mosaic Co.	4,000	226,520
Rockwood Holdings, Inc.	3,200	158,272
RPM International, Inc.	2,500	73,400
W.R. Grace & Co. (a)	5,200	349,596
Westlake Chemical Corp.	9,600	761,280

		5,520,634

Forest Products & Paper — 0.3%
Domtar Corp.	5,500	459,360
International Paper Co.	12,500	498,000

		957,360

Iron & Steel — 0.7%
Allegheny Technologies, Inc.	4,100	124,476
Cliffs Natural Resources, Inc.	10,300	397,168
Nucor Corp.	9,300	401,574
Reliance Steel & Aluminum Co.	10,700	664,470
Steel Dynamics, Inc.	14,900	204,577
United States Steel Corp.	9,590	228,913

		2,021,178

Mining — 0.8%
Alcoa, Inc.	45,800	397,544
Freeport-McMoRan Copper & Gold, Inc.	12,900	441,180
Newmont Mining Corp.	23,200	1,077,408
Vulcan Materials Co.	5,100	265,455

		2,181,587

Real Estate Investment Trusts (REITS) — 0.1%
Weyerhaeuser Co.	14,622	406,784

		11,087,543

Communications — 9.8%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc. Class A (a)	1,000	7,020
The Interpublic Group of Companies, Inc.	8,900	98,078

	Number of Shares	Value
Lamar Advertising Co. Class A (a)	1,100	$42,625

		147,723

Internet — 0.8%
AOL, Inc. (a)	8,400	248,724
Expedia, Inc.	6,800	417,860
IAC/InterActiveCorp	1,550	73,315
Liberty Interactive Corp. Class A (a)	11,300	222,384
Liberty Ventures Series A (a)	3,200	216,832
Symantec Corp. (a)	20,200	379,962
VeriSign, Inc. (a)	6,000	232,920
Yahoo!, Inc. (a)	31,800	632,820

		2,424,817

Media — 3.3%
Cablevision Systems Corp. Class A	13,100	195,714
CBS Corp. Class B	14,400	547,920
Comcast Corp. Class A	76,700	2,867,046
DISH Network Corp. Class A	6,800	247,520
Gannett Co., Inc.	31,355	564,703
John Wiley & Sons, Inc. Class A	2,800	109,004
Liberty Media Corp. – Liberty Capital Class A (a)	4,357	505,456
News Corp. Class A	54,700	1,397,038
Thomson Reuters Corp.	6,100	177,266
Time Warner, Inc.	27,690	1,324,413
The Walt Disney Co.	28,790	1,433,454
The Washington Post Co. Class B	166	60,625

		9,430,159

Telecommunications — 5.6%
Amdocs Ltd.	4,400	149,556
AT&T, Inc.	216,414	7,295,316
CenturyLink, Inc.	17,307	677,050
Cisco Systems, Inc.	242,500	4,765,125
Corning, Inc.	42,000	530,040
EchoStar Corp. (a)	8,500	290,870
Frontier Communications Corp.	38,489	164,733
Harris Corp.	8,300	406,368
Juniper Networks, Inc. (a)	7,200	141,624
Level 3 Communications, Inc. (a)	3,500	80,885
MetroPCS Communications, Inc. (a)	40,600	403,564
NII Holdings, Inc. (a)	1,700	12,121
Sprint Nextel Corp. (a)	139,100	788,697
Telephone & Data Systems, Inc.	3,218	71,246
US Cellular Corp. (a)	1,300	45,812
Windstream Corp.	1,062	8,793

		15,831,800

		27,834,499

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 7.7%
Airlines — 0.7%
Copa Holdings SA Class A	7,500	$745,875
Delta Air Lines, Inc. (a)	69,400	823,778
Southwest Airlines Co.	46,400	475,136

		2,044,789

Auto Manufacturers — 1.4%
Ford Motor Co.	144,300	1,868,685
General Motors Co. (a)	39,500	1,138,785
Navistar International Corp. (a)	9,700	211,169
Oshkosh Corp. (a)	21,400	634,510

		3,853,149

Automotive & Parts — 0.4%
Lear Corp.	13,700	641,708
TRW Automotive Holdings Corp. (a)	6,890	369,373
WABCO Holdings, Inc. (a)	2,400	156,456

		1,167,537

Distribution & Wholesale — 0.2%
Ingram Micro, Inc. Class A (a)	2,900	49,068
Tech Data Corp. (a)	7,900	359,687
WESCO International, Inc. (a)	1,200	80,916

		489,671

Entertainment — 0.1%
International Game Technology	3,500	49,595
The Madison Square Garden Co. Class A (a)	1,600	70,960
Penn National Gaming, Inc. (a)	900	44,199
Regal Entertainment Group Class A	1,600	22,320

		187,074

Home Builders — 0.4%
D.R. Horton, Inc.	6,700	132,526
Lennar Corp. Class A	2,700	104,409
PulteGroup, Inc. (a)	19,257	349,707
Thor Industries, Inc.	12,500	467,875

		1,054,517

Home Furnishing — 0.2%
Harman International Industries, Inc.	8,000	357,120
Whirlpool Corp.	3,400	345,950

		703,070

Housewares — 0.1%
Newell Rubbermaid, Inc.	10,700	238,289

Leisure Time — 0.2%
Carnival Corp.	9,000	330,930
Royal Caribbean Cruises Ltd.	9,300	316,200

		647,130

Lodging — 0.2%
Choice Hotels International, Inc.	900	30,258
Marriott International, Inc. Class A	3,000	111,810

	Number of Shares	Value
MGM Resorts International (a)	32,600	$379,464

		521,532

Retail — 3.7%
American Eagle Outfitters, Inc.	25,800	529,158
AutoNation, Inc. (a)	1,140	45,258
Best Buy Co., Inc.	8,900	105,465
Chico’s FAS, Inc.	23,200	428,272
CVS Caremark Corp.	33,100	1,600,385
Dillard’s, Inc. Class A	6,300	527,751
DSW, Inc. Class A	900	59,121
Foot Locker, Inc.	21,200	680,944
GameStop Corp. Class A	10,900	273,481
Guess?, Inc.	7,600	186,504
Kohl’s Corp.	7,100	305,158
Lowe’s Cos., Inc.	23,000	816,960
Macy’s, Inc.	18,444	719,685
PVH Corp.	140	15,541
Sally Beauty Holdings, Inc. (a)	3,900	91,923
Sears Holdings Corp. (a)	2,500	103,400
Sears Hometown and Outlet Stores, Inc. (a)	21,900	713,064
Signet Jewelers Ltd.	800	42,720
Staples, Inc.	26,200	298,680
Target Corp.	21,700	1,283,989
Wal-Mart Stores, Inc.	9,200	627,716
Walgreen Co.	29,900	1,106,599
Williams-Sonoma, Inc.	800	35,016

		10,596,790

Textiles — 0.1%
Cintas Corp.	800	32,720
Mohawk Industries, Inc. (a)	1,730	156,513

		189,233

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	400	14,360
Mattel, Inc.	1,900	69,578

		83,938

		21,776,719

Consumer, Non-cyclical — 17.4%
Agriculture — 0.5%
Altria Group, Inc.	15,500	487,010
Archer-Daniels-Midland Co.	17,000	465,630
Philip Morris International, Inc.	4,000	334,560
Reynolds American, Inc.	5,940	246,094

		1,533,294

Beverages — 0.4%
Brown-Forman Corp. Class B	1,050	66,412
Coca-Cola Enterprises, Inc.	12,420	394,087
Constellation Brands, Inc. Class A (a)	9,530	337,267
Molson Coors Brewing Co. Class B	5,560	237,912

		1,035,678

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 0.3%
Bio-Rad Laboratories, Inc. Class A (a)	720	$75,636
Charles River Laboratories International, Inc. (a)	10,500	393,435
Life Technologies Corp. (a)	6,360	312,149

		781,220

Commercial Services — 0.9%
Aaron’s, Inc.	500	14,140
The ADT Corp.	1,500	69,735
Booz Allen Hamilton Holding Corp.	31,800	442,656
CoreLogic, Inc. (a)	11,500	309,580
Corrections Corporation of America	1,900	67,393
DeVry, Inc.	1,900	45,087
Donnelley (R.R.) & Sons Co.	17,700	159,300
Equifax, Inc.	2,300	124,476
Genpact Ltd.	6,200	96,100
H&R Block, Inc.	17,200	319,404
Hertz Global Holdings, Inc. (a)	6,500	105,755
KAR Auction Services, Inc.	700	14,168
Manpower, Inc.	4,000	169,760
Paychex, Inc.	300	9,342
Quanta Services, Inc. (a)	5,300	144,637
Service Corp. International	15,100	208,531
Total System Services, Inc.	10,500	224,910
Towers Watson & Co. Class A	1,200	67,452

		2,592,426

Cosmetics & Personal Care — 2.3%
Avon Products, Inc.	6,200	89,032
Colgate-Palmolive Co.	1,310	136,947
The Procter & Gamble Co.	95,310	6,470,596

		6,696,575

Foods — 1.8%
Campbell Soup Co.	1,000	34,890
ConAgra Foods, Inc.	8,900	262,550
Dean Foods Co. (a)	65,300	1,078,103
General Mills, Inc.	4,540	183,461
H.J. Heinz Co.	4,230	243,986
Hillshire Brands Co.	12,860	361,880
Hormel Foods Corp.	2,900	90,509
Ingredion, Inc.	5,170	333,103
The J.M. Smucker Co.	4,440	382,906
Kraft Foods Group, Inc.	16,283	740,388
Mondelez International, Inc. Class A	31,950	813,767
Ralcorp Holdings, Inc. (a)	700	62,755
Safeway, Inc.	15,800	285,822
Smithfield Foods, Inc. (a)	5,300	114,321
Sysco Corp.	400	12,664
Tyson Foods, Inc. Class A	10,200	197,880

		5,198,985

	Number of Shares	Value
Health Care – Products — 3.4%
Alere, Inc. (a)	7,300	$135,050
Baxter International, Inc.	300	19,998
Becton, Dickinson & Co.	1,500	117,285
Boston Scientific Corp. (a)	14,900	85,377
CareFusion Corp. (a)	10,300	294,374
The Cooper Cos., Inc.	1,200	110,976
Covidien PLC	13,600	785,264
Henry Schein, Inc. (a)	500	40,230
Hill-Rom Holdings, Inc.	1,200	34,200
Hologic, Inc. (a)	7,500	150,225
Johnson & Johnson	77,300	5,418,730
Medtronic, Inc.	39,400	1,616,188
St. Jude Medical, Inc.	4,800	173,472
Stryker Corp.	3,100	169,942
Zimmer Holdings, Inc.	6,000	399,960

		9,551,271

Health Care – Services — 2.3%
Aetna, Inc.	15,820	732,466
Cigna Corp.	10,000	534,600
Community Health Systems, Inc.	13,000	399,620
Coventry Health Care, Inc.	3,000	134,490
HCA Holdings, Inc.	15,900	479,703
Health Management Associates, Inc. Class A (a)	21,700	202,244
Health Net, Inc. (a)	2,600	63,180
Humana, Inc.	6,300	432,369
LifePoint Hospitals, Inc. (a)	1,700	64,175
Quest Diagnostics, Inc.	4,800	279,696
Tenet Healthcare Corp. (a)	975	31,658
UnitedHealth Group, Inc.	44,600	2,419,104
Universal Health Services, Inc. Class B	3,000	145,050
WellPoint, Inc.	11,700	712,764

		6,631,119

Household Products — 0.5%
Avery Dennison Corp.	16,000	558,720
Beam, Inc.	960	58,647
Church & Dwight Co., Inc.	500	26,785
The Clorox Co.	1,800	131,796
Jarden Corp.	7,400	382,580
Kimberly-Clark Corp.	1,840	155,351

		1,313,879

Pharmaceuticals — 5.0%
Abbott Laboratories	3,800	248,900
Bristol-Myers Squibb Co.	2,300	74,957
Cardinal Health, Inc.	2,500	102,950
DENTSPLY International, Inc.	100	3,961
Eli Lilly & Co.	20,120	992,319
Endo Health Solutions, Inc. (a)	1,500	39,405
Forest Laboratories, Inc. (a)	5,500	194,260

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hospira, Inc. (a)	4,100	$128,084
Merck & Co., Inc.	127,228	5,208,714
Omnicare, Inc.	5,000	180,500
Patterson Cos., Inc.	4,100	140,343
Pfizer, Inc.	270,136	6,775,011

		14,089,404

		49,423,851

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	1,000	23,790

Energy — 14.5%
Coal — 0.1%
Alpha Natural Resources, Inc. (a)	3,557	34,645
Peabody Energy Corp.	8,400	223,524

		258,169

Energy – Alternate Sources — 0.0%
Covanta Holding Corp.	2,900	53,418

Oil & Gas — 13.6%
Anadarko Petroleum Corp.	50	3,715
Apache Corp.	3,928	308,348
Chevron Corp.	75,635	8,179,169
Cimarex Energy Co.	2,100	121,233
ConocoPhillips	56,548	3,279,218
Denbury Resources, Inc. (a)	1,514	24,527
Devon Energy Corp.	8,050	418,922
Diamond Offshore Drilling, Inc.	5,300	360,188
EQT Corp.	1,800	106,164
Exxon Mobil Corp.	188,300	16,297,365
Helmerich & Payne, Inc.	2,600	145,626
Hess Corp.	7,600	402,496
Marathon Oil Corp.	14,800	453,768
Marathon Petroleum Corp.	27,300	1,719,900
Murphy Oil Corp.	8,500	506,175
Nabors Industries Ltd. (a)	19,300	278,885
Occidental Petroleum Corp.	16,670	1,277,089
Patterson-UTI Energy, Inc.	13,300	247,779
Phillips 66	46,800	2,485,080
Plains Exploration & Production Co. (a)	4,200	197,148
Questar Corp.	700	13,832
SandRidge Energy, Inc. (a)	6,000	38,100
Tesoro Corp.	14,100	621,105
Valero Energy Corp.	31,764	1,083,788
WPX Energy, Inc. (a)	66	982

		38,570,602

Oil & Gas Services — 0.7%
Baker Hughes, Inc.	3	123
HollyFrontier Corp.	15,200	707,560
National Oilwell Varco, Inc.	5,800	396,430

	Number of Shares	Value
RPC, Inc.	54,500	$667,080
Superior Energy Services, Inc. (a)	7,300	151,256

		1,922,449

Pipelines — 0.1%
Spectra Energy Corp.	8,300	227,254

		41,031,892

Financial — 28.2%
Banks — 9.4%
Associated Banc-Corp.	20,450	268,304
Bank of America Corp.	472,373	5,479,527
Bank of Hawaii Corp.	3,320	146,246
Bank of New York Mellon Corp.	47,850	1,229,745
BB&T Corp.	27,819	809,811
BOK Financial Corp.	1,200	65,352
Capital One Financial Corp.	28,250	1,636,523
CapitalSource, Inc.	41,000	310,780
City National Corp.	1,970	97,554
Comerica, Inc.	8,600	260,924
Commerce Bancshares, Inc.	3,553	124,568
Cullen/Frost Bankers, Inc.	1,300	70,551
East West Bancorp, Inc.	6,900	148,281
Fifth Third Bancorp	48,160	731,550
First Citizens BancShares, Inc. Class A	438	71,613
First Horizon National Corp.	3,016	29,889
First Republic Bank	2,600	85,228
Fulton Financial Corp.	4,800	46,128
Huntington Bancshares, Inc.	65,171	416,443
KeyCorp	48,700	410,054
M&T Bank Corp.	5,975	588,358
Northern Trust Corp.	4,700	235,752
PNC Financial Services Group, Inc.	20,236	1,179,961
Popular, Inc. (a)	6,600	137,214
Regions Financial Corp.	81,560	580,707
State Street Corp.	17,900	841,479
SunTrust Banks, Inc.	24,100	683,235
SVB Financial Group (a)	1,700	95,149
Synovus Financial Corp.	174,900	428,505
U.S. Bancorp	73,090	2,334,495
Valley National Bancorp	13,668	127,112
Wells Fargo & Co.	195,110	6,668,860
Zions Bancorp	19,950	426,930

		26,766,828

Diversified Financial — 7.3%
American Express Co.	8,900	511,572
Ameriprise Financial, Inc.	9,630	603,127
BlackRock, Inc.	2,180	450,628
CBOE Holdings, Inc.	3,900	114,894
The Charles Schwab Corp.	37,500	538,500
Citigroup, Inc.	92,871	3,673,977
CME Group, Inc.	6,160	312,374

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Discover Financial Services	26,700	$1,029,285
E*TRADE Financial Corp. (a)	3,300	29,535
Federated Investors, Inc. Class B	19,100	386,393
Franklin Resources, Inc.	2,970	373,329
The Goldman Sachs Group, Inc.	23,260	2,967,045
Interactive Brokers Group, Inc. Class A	1,900	25,992
Invesco Ltd.	12,300	320,907
Janus Capital Group, Inc.	27,100	230,892
JP Morgan Chase & Co.	160,927	7,075,960
Legg Mason, Inc.	10,200	262,344
LPL Financial Holdings, Inc.	200	5,632
Morgan Stanley	31,900	609,928
The NASDAQ OMX Group, Inc.	4,800	120,048
NYSE Euronext	11,800	372,172
Raymond James Financial, Inc.	4,500	173,385
SLM Corp.	23,000	393,990
TD Ameritrade Holding Corp.	5,100	85,731

		20,667,640

Insurance — 7.5%
ACE Ltd.	9,500	758,100
Aflac, Inc.	18,100	961,472
Alleghany Corp. (a)	525	176,095
Allied World Assurance Co. Holdings Ltd.	4,900	386,120
The Allstate Corp.	21,600	867,672
American Financial Group, Inc.	6,300	248,976
American International Group, Inc. (a)	37,102	1,309,701
American National Insurance Co.	1,580	107,898
Aon PLC	9,160	509,296
Arch Capital Group Ltd. (a)	4,100	180,482
Aspen Insurance Holdings Ltd.	11,000	352,880
Assurant, Inc.	10,990	381,353
Assured Guaranty Ltd.	20,200	287,446
Axis Capital Holdings Ltd.	5,800	200,912
Berkshire Hathaway, Inc. Class B (a)	56,200	5,041,140
Brown & Brown, Inc.	1,100	28,006
The Chubb Corp.	8,560	644,739
Cincinnati Financial Corp.	6,220	243,575
CNA Financial Corp.	1,000	28,010
Endurance Specialty Holdings Ltd.	1,000	39,690
Everest Re Group Ltd.	2,260	248,487
Fidelity National Financial, Inc. Class A	9,200	216,660
Genworth Financial, Inc. Class A (a)	11,160	83,812
The Hanover Insurance Group, Inc.	600	23,244
The Hartford Financial Services Group, Inc.	22,090	495,700
HCC Insurance Holdings, Inc.	4,370	162,608
Kemper Corp.	1,650	48,675
Lincoln National Corp.	17,998	466,148

	Number of Shares	Value
Loews Corp.	5,020	$204,565
Markel Corp. (a)	285	123,525
Marsh & McLennan Cos., Inc.	3,600	124,092
MBIA, Inc. (a)	21,600	169,560
Mercury General Corp.	790	31,355
MetLife, Inc.	32,040	1,055,398
Old Republic International Corp.	1,400	14,910
PartnerRe Ltd.	4,900	394,401
Principal Financial Group, Inc.	10,600	302,312
ProAssurance Corp.	3,800	160,322
The Progressive Corp.	15,500	327,050
Protective Life Corp.	15,180	433,844
Prudential Financial, Inc.	16,900	901,277
Reinsurance Group of America, Inc. Class A	1,850	99,012
RenaissanceRe Holdings Ltd.	1,100	89,386
StanCorp Financial Group, Inc.	4,970	182,250
Torchmark Corp.	3,660	189,112
The Travelers Cos., Inc.	8,469	608,243
Unum Group	13,900	289,398
Validus Holdings Ltd.	10,000	345,800
W.R. Berkley Corp.	2,100	79,254
White Mountains Insurance Group Ltd.	353	181,795
XL Group PLC	12,350	309,491

		21,115,249

Investment Companies — 0.2%
American Capital Ltd. (a)	38,300	459,600
Ares Capital Corp.	8,100	141,750

		601,350

Real Estate — 0.1%
Alexander & Baldwin, Inc. (a)	4,400	129,228
The Howard Hughes Corp. (a)	800	58,416
Jones Lang LaSalle, Inc.	1,300	109,122

		296,766

Real Estate Investment Trusts (REITS) — 3.3%
Alexandria Real Estate Equities, Inc.	1,600	110,912
American Campus Communities, Inc.	100	4,613
American Capital Agency Corp.	15,500	448,570
Annaly Capital Management, Inc.	41,560	583,502
AvalonBay Communities, Inc.	2,074	281,214
Boston Properties, Inc.	3,970	420,066
Brandywine Realty Trust	5,400	65,826
BRE Properties, Inc.	2,200	111,826
Camden Property Trust	1,600	109,136
CBL & Associates Properties, Inc.	6,500	137,865
Chimera Investment Corp.	70,100	182,961
CommonWealth	2,767	43,829
Corporate Office Properties Trust	600	14,988
DDR Corp.	8,400	131,544
Douglas Emmett, Inc.	4,700	109,510

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Duke Realty Corp.	6,100	$84,607
Equity Residential	5,800	328,686
Extra Space Storage, Inc.	6,500	236,535
Federal Realty Investment Trust	700	72,814
General Growth Properties, Inc.	8,040	159,594
Hatteras Financial Corp.	4,000	99,240
HCP, Inc.	9,400	424,692
Health Care, Inc.	6,600	404,514
Hospitality Properties Trust	4,540	106,327
Host Hotels & Resorts, Inc.	5,703	89,366
Kilroy Realty Corp.	2,700	127,899
Kimco Realty Corp.	17,200	332,304
Liberty Property Trust	5,170	184,931
The Macerich Co.	6,782	395,390
Mack-Cali Realty Corp.	3,560	92,951
MFA Financial, Inc.	41,000	332,510
Mid-America Apartment Communities, Inc.	100	6,475
National Retail Properties, Inc.	4,300	134,160
Piedmont Office Realty Trust, Inc. Class A	7,600	137,180
Post Properties, Inc.	3,700	184,815
Prologis, Inc.	10,685	389,896
Realty Income Corp.	5,000	201,050
Regency Centers Corp.	3,000	141,360
Senior Housing Properties Trust	1,600	37,824
Simon Property Group, Inc.	1,530	241,878
SL Green Realty Corp.	2,600	199,290
Taubman Centers, Inc.	1,600	125,952
UDR, Inc.	4,700	111,766
Ventas, Inc.	8,300	537,176
Vornado Realty Trust	7,258	581,221
Weingarten Realty Investors	5,400	144,558

		9,403,323

Savings & Loans — 0.4%
Capitol Federal Financial, Inc.	4,400	51,436
First Niagara Financial Group, Inc.	23,400	185,562
Hudson City Bancorp, Inc.	13,750	111,788
New York Community Bancorp, Inc.	21,290	278,899
People’s United Financial, Inc.	6,300	76,167
Washington Federal, Inc.	17,816	300,556

		1,004,408

		79,855,564

Industrial — 10.2%
Aerospace & Defense — 1.7%
Alliant Techsystems, Inc.	4,800	297,408
The Boeing Co.	2,400	180,864
Exelis, Inc.	35,800	403,466
General Dynamics Corp.	12,880	892,198
L-3 Communications Holdings, Inc.	5,360	410,683
Lockheed Martin Corp.	6,700	618,343
Northrop Grumman Corp.	15,450	1,044,111

	Number of Shares	Value
Raytheon Co.	17,970	$1,034,353
Spirit AeroSystems Holdings, Inc. Class A (a)	300	5,091

		4,886,517

Building Materials — 0.1%
Fortune Brands Home & Security, Inc. (a)	4,200	122,724
Martin Marietta Materials, Inc.	700	65,996

		188,720

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	2,400	127,104
Energizer Holdings, Inc.	4,400	351,912
General Cable Corp. (a)	4,100	124,681
Hubbell, Inc. Class B	400	33,852
Molex, Inc.	9,400	256,902

		894,451

Electronics — 0.5%
Arrow Electronics, Inc. (a)	8,600	327,488
Avnet, Inc. (a)	9,500	290,795
AVX Corp.	700	7,546
Dolby Laboratories, Inc. Class A	3,000	87,990
Garmin Ltd.	6,100	249,002
Itron, Inc. (a)	800	35,640
Jabil Circuit, Inc.	7,000	135,030
PerkinElmer, Inc.	4,410	139,973
Vishay Intertechnology, Inc. (a)	13,200	140,316

		1,413,780

Engineering & Construction — 1.1%
AECOM Technology Corp. (a)	21,400	509,320
Chicago Bridge & Iron Co. NV	2,000	92,700
Engility Holdings, Inc. (a)	19,700	379,422
Fluor Corp.	2,400	140,976
Jacobs Engineering Group, Inc. (a)	6,800	289,476
KBR, Inc.	10,800	323,136
McDermott International, Inc. (a)	9,900	109,098
The Shaw Group, Inc. (a)	12,300	573,303
URS Corp.	20,300	796,978

		3,214,409

Environmental Controls — 0.1%
Republic Services, Inc.	3,490	102,362
Waste Connections, Inc.	450	15,205
Waste Management, Inc.	8,040	271,270

		388,837

Forest Products & Paper — 0.1%
Rock-Tenn Co. Class A	3,800	265,658

Hand & Machine Tools — 0.2%
Kennametal, Inc.	1,300	52,000
Regal-Beloit Corp.	2,100	147,987

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Snap-on, Inc.	2,030	$160,350
Stanley Black & Decker, Inc.	2,735	202,308

		562,645

Health Care – Services — 0.4%
Thermo Fisher Scientific, Inc.	15,210	970,094

Machinery – Construction & Mining — 0.3%
Ingersoll-Rand PLC	4,100	196,636
Terex Corp. (a)	24,000	674,640

		871,276

Machinery – Diversified — 0.2%
AGCO Corp. (a)	3,370	165,534
CNH Global NV	600	24,174
Flowserve Corp.	100	14,680
Gardner Denver, Inc.	1,500	102,750
IDEX Corp.	3,400	158,202
The Manitowoc Co., Inc.	1,000	15,680
Nordson Corp.	200	12,624
Xylem, Inc.	4,200	113,820

		607,464

Manufacturing — 4.2%
3M Co.	1,600	148,560
AptarGroup, Inc.	1,000	47,720
Carlisle Cos., Inc.	1,800	105,768
Crane Co.	20	926
Danaher Corp.	10,400	581,360
Dover Corp.	5,500	361,405
Eaton Corp. PLC	4,872	264,062
General Electric Co.	422,290	8,863,867
Illinois Tool Works, Inc.	3,800	231,078
ITT Corp.	5,550	130,203
Leggett & Platt, Inc.	3,410	92,820
Parker Hannifin Corp.	1,600	136,096
Pentair Ltd.	19	934
Teleflex, Inc.	1,020	72,736
Textron, Inc.	20,700	513,153
Trinity Industries, Inc.	2,900	103,878
Tyco International Ltd.	7,000	204,750

		11,859,316

Metal Fabricate & Hardware — 0.1%
Commercial Metals Co.	10,300	153,058
The Timken Co.	4,600	220,018

		373,076

Oil & Gas Services — 0.1%
Tidewater, Inc.	2,630	117,508

Packaging & Containers — 0.3%
Bemis Co., Inc.	8,860	296,456
Greif, Inc. Class A	8,900	396,050

	Number of Shares	Value
Owens-Illinois, Inc. (a)	5,700	$121,239
Sonoco Products Co.	4,200	124,866

		938,611

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	9,308	403,409

Transportation — 0.3%
Con-way, Inc.	6,200	172,484
CSX Corp.	4,700	92,731
FedEx Corp.	3,900	357,708
Norfolk Southern Corp.	900	55,656
Ryder System, Inc.	3,290	164,270
UTI Worldwide, Inc.	1,600	21,440

		864,289

Trucking & Leasing — 0.0%
GATX Corp.	1,200	51,960

		28,872,020

Technology — 3.2%
Commercial Services — 0.0%
SAIC, Inc.	10,100	114,332

Computers — 1.2%
Brocade Communications Systems, Inc. (a)	89,300	475,969
Computer Sciences Corp.	6,970	279,148
Dell, Inc.	33,900	343,407
Diebold, Inc.	9,800	299,978
DST Systems, Inc.	3,100	187,860
Hewlett-Packard Co.	40,300	574,275
Lexmark International, Inc. Class A	9,600	222,624
NetApp, Inc. (a)	4,200	140,910
Synopsys, Inc. (a)	11,000	350,240
Western Digital Corp.	14,800	628,852

		3,503,263

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	75,200	800,128
Xerox Corp.	51,756	352,976

		1,153,104

Semiconductors — 1.1%
Analog Devices, Inc.	2,800	117,768
Applied Materials, Inc.	47,900	547,976
Broadcom Corp. Class A	2,700	89,667
Cree, Inc. (a)	5,000	169,900
Freescale Semiconductor Ltd. (a)	100	1,101
Intel Corp.	35,500	732,365
KLA-Tencor Corp.	8,800	420,288
Lam Research Corp. (a)	952	34,396
Marvell Technology Group Ltd.	18,000	130,680
Maxim Integrated Products, Inc.	100	2,940
Micron Technology, Inc. (a)	7,900	50,165
NVIDIA Corp.	20,100	247,029
PMC-Sierra, Inc. (a)	4,500	23,445

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rovi Corp. (a)	9,200	$141,956
Teradyne, Inc. (a)	13,100	221,259
Texas Instruments, Inc.	5,500	170,170

		3,101,105

Software — 0.5%
Activision Blizzard, Inc.	21,800	231,516
Adobe Systems, Inc. (a)	900	33,912
Allscripts Healthcare Solutions, Inc. (a)	1,300	12,246
CA, Inc.	14,290	314,094
Compuware Corp. (a)	190	2,066
The Dun & Bradstreet Corp.	5,100	401,115
Electronic Arts, Inc. (a)	8,400	122,052
Fidelity National Information Services, Inc.	4,500	156,645
Fiserv, Inc. (a)	1,200	94,836

		1,368,482

		9,240,286

Utilities — 6.1%
Electric — 5.5%
The AES Corp.	14,900	159,430
Alliant Energy Corp.	5,800	254,678
Ameren Corp.	7,360	226,099
American Electric Power Co., Inc.	23,530	1,004,260
Calpine Corp. (a)	8,900	161,357
CenterPoint Energy, Inc.	16,500	317,625
CMS Energy Corp.	4,900	119,462
Consolidated Edison, Inc.	14,660	814,216
Dominion Resources, Inc.	4,300	222,740
DTE Energy Co.	10,210	613,111
Duke Energy Corp.	28,814	1,838,333
Edison International	5,780	261,198
Entergy Corp.	8,600	548,250
Exelon Corp.	45,875	1,364,323
FirstEnergy Corp.	14,127	589,944
Great Plains Energy, Inc.	2,537	51,526
Hawaiian Electric Industries, Inc.	8,000	201,120
Integrys Energy Group, Inc.	2,940	153,527
MDU Resources Group, Inc.	3,700	78,588
NextEra Energy, Inc.	6,010	415,832
Northeast Utilities	14,681	573,733
NRG Energy, Inc.	6,500	149,435
NV Energy, Inc.	31,100	564,154
OGE Energy Corp.	3,360	189,202
Pepco Holdings, Inc.	6,910	135,505
PG&E Corp.	22,930	921,327
Pinnacle West Capital Corp.	2,560	130,509
PPL Corp.	23,700	678,531
Public Service Enterprise Group, Inc.	29,000	887,400
SCANA Corp.	4,420	201,729
The Southern Co.	3,550	151,976

	Number of Shares	Value
TECO Energy, Inc.	8,030	$134,583
Westar Energy, Inc.	4,400	125,928
Wisconsin Energy Corp.	11,860	437,041
Xcel Energy, Inc.	31,320	836,557

		15,513,229

Gas — 0.5%
AGL Resources, Inc.	4,260	170,272
Atmos Energy Corp.	2,850	100,092
Energen Corp.	2,000	90,180
NiSource, Inc.	3,290	81,888
Sempra Energy	8,510	603,700
UGI Corp.	5,390	176,307
Vectren Corp.	4,150	122,010

		1,344,449

Pipelines — 0.0%
National Fuel Gas Co.	2,450	124,190

Water — 0.1%
American Water Works Co., Inc.	9,000	334,170
Aqua America, Inc.	1,700	43,214

		377,384

		17,359,252

TOTAL COMMON STOCK (Cost $263,267,368)		286,505,416

TOTAL EQUITIES (Cost $263,267,368)		286,505,416

TOTAL LONG-TERM INVESTMENTS (Cost $263,267,368)		286,505,416

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/12, 0.010%, due 1/02/13 (b)	$1,326,498	1,326,498

TOTAL SHORT-TERM INVESTMENTS (Cost $1,326,498)		1,326,498

TOTAL INVESTMENTS — 101.5% (Cost $264,593,866) (c)		287,831,914

Other Assets/(Liabilities) — (1.5)%		(4,295,307)

NET ASSETS — 100.0%		$283,536,607

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $1,326,499. Collateralized by U.S. Government Agency obligations with rates ranging from 2.500% – 3.000%, maturity dates ranging from 12/01/26 – 10/20/27, and an aggregate market value, including accrued interest, of $1,356,633.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 98.6%
Basic Materials — 2.3%
Chemicals — 0.3%
PPG Industries, Inc.	4,320	$584,712

Mining — 2.0%
Vulcan Materials Co.	62,125	3,233,606

		3,818,318

Communications — 12.8%
Internet — 5.5%
eBay, Inc. (a)	114,970	5,865,769
Facebook, Inc. Class A (a)	21,205	564,689
Google, Inc. Class A (a)	3,658	2,594,876

		9,025,334

Media — 2.5%
The McGraw-Hill Cos., Inc.	73,870	4,038,473

Telecommunications — 4.8%
Amdocs Ltd.	13,280	451,387
America Movil SAB de CV Series L ADR (Mexico)	148,841	3,444,181
Corning, Inc.	126,324	1,594,209
QUALCOMM, Inc.	37,533	2,327,796

		7,817,573

		20,881,380

Consumer, Cyclical — 6.8%
Auto Manufacturers — 2.9%
Ford Motor Co.	363,670	4,709,526

Retail — 3.9%
AutoZone, Inc. (a)	8,206	2,908,453
CarMax, Inc. (a)	21,261	798,138
The TJX Cos., Inc.	42,720	1,813,464
Yum! Brands, Inc.	12,550	833,320

		6,353,375

		11,062,901

Consumer, Non-cyclical — 27.0%
Agriculture — 4.6%
Philip Morris International, Inc.	89,511	7,486,700

Beverages — 2.4%
Dr. Pepper Snapple Group, Inc.	86,640	3,827,755

Commercial Services — 2.5%
The ADT Corp.	46,535	2,163,412
Towers Watson & Co. Class A	33,756	1,897,425

		4,060,837

Foods — 4.1%
The J.M. Smucker Co.	35,339	3,047,636
Kraft Foods Group, Inc.	49,713	2,260,450
Mondelez International, Inc. Class A	56,890	1,448,988

		6,757,074

	Number of Shares	Value
Health Care – Products — 3.0%
Covidien PLC	85,269	$4,923,432

Health Care – Services — 0.5%
UnitedHealth Group, Inc.	13,570	736,037

Pharmaceuticals — 9.9%
Abbott Laboratories	56,688	3,713,064
Bristol-Myers Squibb Co.	68,216	2,223,159
Express Scripts Holding Co. (a)	54,470	2,941,380
Pfizer, Inc.	108,220	2,714,158
Sanofi	19,140	1,815,146
Watson Pharmaceuticals, Inc. (a)	31,244	2,686,984

		16,093,891

		43,885,726

Energy — 8.5%
Oil & Gas — 5.3%
Chevron Corp.	53,060	5,737,908
Noble Energy, Inc.	28,165	2,865,507

		8,603,415

Oil & Gas Services — 3.2%
National Oilwell Varco, Inc.	75,982	5,193,370

		13,796,785

Financial — 18.5%
Banks — 0.3%
M&T Bank Corp.	5,060	498,258

Diversified Financial — 16.1%
CIT Group, Inc. (a)	151,304	5,846,387
Citigroup, Inc.	209,994	8,307,363
CME Group, Inc.	46,425	2,354,212
Discover Financial Services	61,110	2,355,790
JP Morgan Chase & Co.	166,021	7,299,943

		26,163,695

Insurance — 2.1%
Lincoln National Corp.	32,500	841,750
Marsh & McLennan Cos., Inc.	76,433	2,634,646

		3,476,396

		30,138,349

Industrial — 9.0%
Aerospace & Defense — 2.9%
The Boeing Co.	46,107	3,474,623
L-3 Communications Holdings, Inc.	16,780	1,285,684

		4,760,307

Manufacturing — 1.7%
Tyco International Ltd.	93,060	2,722,005

Transportation — 4.4%
CSX Corp.	171,309	3,379,927
United Parcel Service, Inc. Class B	52,119	3,842,734

		7,222,661

		14,704,973

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 13.2%
Computers — 12.5%
Apple, Inc.	20,385	$10,865,817
International Business Machines Corp.	38,908	7,452,827
Western Digital Corp.	49,836	2,117,532

		20,436,176

Software — 0.7%
MSCI, Inc. (a)	34,453	1,067,698

		21,503,874

Utilities — 0.5%
Electric — 0.5%
The AES Corp.	77,011	824,018

TOTAL COMMON STOCK (Cost $130,064,574)		160,616,324

PREFERRED STOCK — 0.4%
Consumer, Non-cyclical — 0.4%
Household Products — 0.4%
Henkel AG & Co. KGaA 1.270%	7,942	652,222

TOTAL PREFERRED STOCK (Cost $606,644)		652,222

TOTAL EQUITIES (Cost $130,671,218)		161,268,546

TOTAL LONG-TERM INVESTMENTS (Cost $130,671,218)		161,268,546

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/12, 0.010%, due 1/02/13 (b)	$2,942,370	2,942,370

TOTAL SHORT-TERM INVESTMENTS (Cost $2,942,370)		2,942,370

TOTAL INVESTMENTS — 100.8% (Cost $133,613,588) (c)		164,210,916

Other Assets/(Liabilities) — (0.8)%		(1,346,917)

NET ASSETS — 100.0%		$162,863,999

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,942,372. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 10/20/27, and an aggregate market value, including accrued interest, of $3,004,806.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Basic Materials — 5.1%
Chemicals — 5.1%
Ecolab, Inc.	53,460	$3,843,774
Monsanto Co.	58,300	5,518,095
PPG Industries, Inc.	25,760	3,486,616
Praxair, Inc.	12,730	1,393,299

		14,241,784

Communications — 13.4%
Internet — 6.4%
Amazon.com, Inc. (a)	15,428	3,874,588
eBay, Inc. (a)	99,003	5,051,133
Google, Inc. Class A (a)	12,920	9,165,060

		18,090,781

Media — 2.0%
The Walt Disney Co.	112,660	5,609,341

Telecommunications — 5.0%
Corning, Inc.	199,850	2,522,107
QUALCOMM, Inc.	186,230	11,549,985

		14,072,092

		37,772,214

Consumer, Cyclical — 14.2%
Apparel — 2.3%
Nike, Inc. Class B	81,180	4,188,888
Ralph Lauren Corp.	16,051	2,406,366

		6,595,254

Automotive & Parts — 1.0%
Johnson Controls, Inc.	88,170	2,706,819

Distribution & Wholesale — 0.6%
W.W. Grainger, Inc.	8,360	1,691,813

Retail — 10.3%
Coach, Inc.	60,180	3,340,592
Costco Wholesale Corp.	57,250	5,654,582
McDonald’s Corp.	67,560	5,959,468
O’Reilly Automotive, Inc. (a)	50,990	4,559,526
Tiffany & Co.	39,770	2,280,412
The TJX Cos., Inc.	98,570	4,184,296
Yum! Brands, Inc.	47,760	3,171,264

		29,150,140

		40,144,026

Consumer, Non-cyclical — 22.7%
Agriculture — 1.1%
Philip Morris International, Inc.	37,650	3,149,046

	Number of Shares	Value
Beverages — 4.4%
Brown-Forman Corp. Class B	52,375	$3,312,719
The Coca-Cola Co.	125,830	4,561,337
SABMiller PLC	97,570	4,592,433

		12,466,489

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc. (a)	20,140	1,889,333
Biogen Idec, Inc. (a)	7,830	1,148,426
Vertex Pharmaceuticals, Inc. (a)	88,310	3,703,722

		6,741,481

Commercial Services — 1.5%
Visa, Inc. Class A	28,080	4,256,367

Cosmetics & Personal Care — 2.4%
Colgate-Palmolive Co.	35,890	3,751,940
The Estee Lauder Cos., Inc. Class A	50,860	3,044,480

		6,796,420

Foods — 1.6%
Nestle SA	66,711	4,347,830

Health Care – Products — 1.1%
Baxter International, Inc.	47,040	3,135,686

Pharmaceuticals — 8.2%
Allergan, Inc.	55,132	5,057,258
Bristol-Myers Squibb Co.	118,250	3,853,767
Mead Johnson Nutrition Co.	41,030	2,703,467
Novo Nordisk A/S Class B	31,817	5,196,347
Perrigo Co.	23,420	2,436,383
Roche Holding AG	18,347	3,737,741

		22,984,963

		63,878,282

Energy — 10.3%
Oil & Gas — 5.1%
Chevron Corp.	29,410	3,180,397
Concho Resources, Inc. (a)	14,980	1,206,789
Ensco PLC Class A	67,430	3,997,251
Noble Energy, Inc.	38,000	3,866,120
Phillips 66	39,730	2,109,663

		14,360,220

Oil & Gas Services — 5.2%
Cameron International Corp. (a)	69,890	3,945,989
National Oilwell Varco, Inc.	61,810	4,224,713
Oceaneering International, Inc.	24,200	1,301,718
Schlumberger Ltd.	74,026	5,129,262

		14,601,682

		28,961,902

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 2.1%
Banks — 1.0%
Northern Trust Corp.	8,780	$440,405
Standard Chartered PLC	91,704	2,324,574

		2,764,979

Diversified Financial — 1.1%
American Express Co.	54,250	3,118,290

		5,883,269

Industrial — 13.8%
Aerospace & Defense — 2.0%
TransDigm Group, Inc.	17,100	2,331,756
United Technologies Corp.	41,410	3,396,034

		5,727,790

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	19,440	730,361

Electronics — 0.9%
Mettler-Toledo International, Inc. (a)	13,650	2,638,545

Machinery – Construction & Mining — 1.0%
Joy Global, Inc.	44,740	2,853,517

Machinery – Diversified — 1.7%
Cummins, Inc.	29,390	3,184,406
Roper Industries, Inc.	14,470	1,613,116

		4,797,522

Manufacturing — 2.5%
Eaton Corp. PLC	45,610	2,472,062
Honeywell International, Inc.	23,240	1,475,043
Parker Hannifin Corp.	36,040	3,065,562

		7,012,667

Metal Fabricate & Hardware — 1.6%
Precision Castparts Corp.	23,220	4,398,333

Packaging & Containers — 0.3%
Crown Holdings, Inc. (a)	23,310	858,041

Transportation — 3.5%
J.B. Hunt Transport Services, Inc.	37,520	2,240,319
Kansas City Southern	37,420	3,123,822
Union Pacific Corp.	34,740	4,367,513

		9,731,654

		38,748,430

Technology — 17.9%
Computers — 9.4%
Apple, Inc.	39,602	21,109,054
SanDisk Corp. (a)	33,020	1,438,351
Teradata Corp. (a)	63,790	3,947,963

		26,495,368

Semiconductors — 2.8%
Avago Technologies Ltd.	75,870	2,402,044
Broadcom Corp. Class A	100,188	3,327,244

	Number of Shares	Value
Texas Instruments, Inc.	69,230	$2,141,976

		7,871,264

Software — 5.7%
Cerner Corp. (a)	37,420	2,905,289
Fiserv, Inc. (a)	28,830	2,278,435
Intuit, Inc.	54,550	3,245,725
Salesforce.com, Inc. (a)	27,570	4,634,517
VMware, Inc. Class A (a)	32,650	3,073,671

		16,137,637

		50,504,269

TOTAL COMMON STOCK (Cost $217,676,936)		280,134,176

TOTAL EQUITIES (Cost $217,676,936)		280,134,176

TOTAL LONG-TERM INVESTMENTS (Cost $217,676,936)		280,134,176

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/12, 0.010%, due 1/02/13 (b)	$2,749,985	2,749,985

TOTAL SHORT-TERM INVESTMENTS (Cost $2,749,985)		2,749,985

TOTAL INVESTMENTS — 100.5% (Cost $220,426,921) (c)		282,884,161

Other Assets/(Liabilities) — (0.5)%		(1,273,802)

NET ASSETS — 100.0%		$281,610,359

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $2,749,987. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 10/20/27, and an aggregate market value, including accrued interest, of $2,806,572.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 101.0%

COMMON STOCK — 101.0%
Basic Materials — 4.1%
Chemicals — 3.7%
Albemarle Corp.	2,000	$124,240
Celanese Corp. Series A	5,990	266,735
CF Industries Holdings, Inc.	3,964	805,326
E.I. du Pont de Nemours & Co.	17,100	768,987
Eastman Chemical Co.	5,396	367,198
Ecolab, Inc.	78	5,608
FMC Corp.	100	5,852
International Flavors & Fragrances, Inc.	2,500	166,350
LyondellBasell Industries NV Class A	30,900	1,764,081
Monsanto Co.	14,060	1,330,779
NewMarket Corp.	710	186,162
PPG Industries, Inc.	7,370	997,529
Praxair, Inc.	370	40,496
Rockwood Holdings, Inc.	6,500	321,490
RPM International, Inc.	1,700	49,912
The Sherwin-Williams Co.	4,540	698,343
Sigma-Aldrich Corp.	1,070	78,731
The Valspar Corp.	3,500	218,400
W.R. Grace & Co. (a)	8,300	558,009
Westlake Chemical Corp.	14,200	1,126,060

		9,880,288

Forest Products & Paper — 0.1%
Rayonier, Inc.	3,465	179,591

Iron & Steel — 0.1%
Steel Dynamics, Inc.	26,200	359,726

Mining — 0.1%
Royal Gold, Inc.	400	32,524
Southern Copper Corp.	6,102	231,022

		263,546

Real Estate Investment Trusts (REITS) — 0.1%
Plum Creek Timber Co., Inc.	2,700	119,799
Weyerhaeuser Co.	7,800	216,996

		336,795

		11,019,946

Communications — 15.5%
Advertising — 0.3%
The Interpublic Group of Companies, Inc.	19,300	212,686
Lamar Advertising Co. Class A (a)	5,500	213,125
Omnicom Group, Inc.	8,200	409,672

		835,483

	Number of Shares	Value
Internet — 5.2%
Akamai Technologies, Inc. (a)	7,100	$290,461
Amazon.com, Inc. (a)	6,081	1,527,182
AOL, Inc. (a)	17,300	512,253
eBay, Inc. (a)	30,230	1,542,335
Equinix, Inc. (a)	1,190	245,378
Expedia, Inc.	8,200	503,890
F5 Networks, Inc. (a)	1,330	129,210
Facebook, Inc. Class A (a)	9,800	260,974
Google, Inc. Class A (a)	7,589	5,383,409
Groupon, Inc. (a)	700	3,416
HomeAway, Inc. (a)	6,000	132,000
IAC/InterActiveCorp	500	23,650
Liberty Interactive Corp. Class A (a)	33,600	661,248
Liberty Ventures Series A (a)	4,900	332,024
LinkedIn Corp. (a)	1,510	173,378
Netflix, Inc. (a)	1,721	159,674
Priceline.com, Inc. (a)	1,065	661,578
Symantec Corp. (a)	54,900	1,032,669
TIBCO Software, Inc. (a)	700	15,407
TripAdvisor, Inc. (a)	2,300	96,508
VeriSign, Inc. (a)	11,940	463,511
Zynga, Inc. (a)	2,600	6,162

		14,156,317

Media — 5.7%
AMC Networks, Inc. (a)	12,000	594,000
Cablevision Systems Corp. Class A	45,000	672,300
CBS Corp. Class B	7,200	273,960
Charter Communications, Inc. Class A (a)	1,600	121,984
Comcast Corp. Class A	81,000	3,027,780
DIRECTV (a)	22,600	1,133,616
Discovery Communications, Inc. Series A (a)	8,600	545,928
DISH Network Corp. Class A	8,200	298,480
FactSet Research Systems, Inc.	1,200	105,672
John Wiley & Sons, Inc. Class A	1,700	66,181
Liberty Global, Inc. Class A (a)	12,800	806,272
Liberty Media Corp. - Liberty Capital Class A (a)	6,210	720,422
The McGraw-Hill Cos., Inc.	8,970	490,390
News Corp. Class A	39,300	1,003,722
Scripps Networks Interactive Class A	13,500	781,920
Sirius XM Radio, Inc.	105,300	304,317
Time Warner Cable, Inc.	19,000	1,846,610
Viacom, Inc. Class B	28,200	1,487,268
The Walt Disney Co.	22,700	1,130,233

		15,411,055

Software — 0.0%
Splunk, Inc. (a)	2,800	81,256

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 4.3%
Crown Castle International Corp. (a)	2,200	$158,752
EchoStar Corp. (a)	18,200	622,804
Harris Corp.	14,170	693,763
Level 3 Communications, Inc. (a)	300	6,933
Motorola Solutions, Inc.	10,900	606,912
NeuStar, Inc. Class A (a)	2,200	92,246
QUALCOMM, Inc.	57,890	3,590,338
SBA Communications Corp. Class A (a)	2,170	154,113
tw telecom, Inc. (a)	3,800	96,786
Verizon Communications, Inc.	116,500	5,040,955
Virgin Media, Inc.	11,500	422,625
Windstream Corp.	4,970	41,152

		11,527,379

		42,011,490

Consumer, Cyclical — 12.9%
Airlines — 0.9%
Copa Holdings SA Class A	6,500	646,425
Delta Air Lines, Inc. (a)	80,700	957,909
Southwest Airlines Co.	77,100	789,504

		2,393,838

Apparel — 0.6%
Ascena Retail Group, Inc. (a)	2,800	51,772
Carter’s, Inc. (a)	12,300	684,495
Nike, Inc. Class B	12,480	643,968
Ralph Lauren Corp.	1,530	229,378
VF Corp.	790	119,266

		1,728,879

Automotive & Parts — 0.7%
BorgWarner, Inc. (a)	1,440	103,133
Delphi Automotive PLC (a)	24,700	944,775
The Goodyear Tire & Rubber Co. (a)	24,300	335,583
Visteon Corp/New (a)	6,400	344,448
WABCO Holdings, Inc. (a)	2,200	143,418

		1,871,357

Distribution & Wholesale — 0.2%
Fastenal Co.	2,000	93,380
Genuine Parts Co.	3,900	247,962
MRC Global, Inc. (a)	400	11,112
W.W. Grainger, Inc.	450	91,067

		443,521

Entertainment — 0.5%
Bally Technologies, Inc. (a)	11,800	527,578
Cinemark Holdings, Inc.	14,100	366,318
International Game Technology	20,200	286,234
The Madison Square Garden Co. Class A (a)	200	8,870
Penn National Gaming, Inc. (a)	200	9,822
Regal Entertainment Group Class A	800	11,160

		1,209,982

	Number of Shares	Value
Home Builders — 0.1%
D.R. Horton, Inc.	4,000	$79,120
Thor Industries, Inc.	7,800	291,954

		371,074

Home Furnishing — 0.0%
Tempur-Pedic International, Inc. (a)	1,100	34,639

Housewares — 0.1%
The Toro Co.	6,980	300,000

Leisure Time — 0.1%
Harley-Davidson, Inc.	4,100	200,244
Polaris Industries, Inc.	2,300	193,545

		393,789

Lodging — 0.6%
Choice Hotels International, Inc.	2,300	77,326
Marriott International, Inc. Class A	8,367	311,838
Starwood Hotels & Resorts Worldwide, Inc.	8,400	481,824
Wyndham Worldwide Corp.	8,500	452,285
Wynn Resorts Ltd.	2,320	260,977

		1,584,250

Retail — 8.8%
Advance Auto Parts, Inc.	2,740	198,239
American Eagle Outfitters, Inc.	39,200	803,992
AutoZone, Inc. (a)	748	265,114
Bed Bath & Beyond, Inc. (a)	5,300	296,323
Big Lots, Inc. (a)	1,900	54,074
Brinker International, Inc.	2,500	77,475
Chico’s FAS, Inc.	62,500	1,153,750
Chipotle Mexican Grill, Inc. (a)	3	892
Coach, Inc.	4,209	233,642
Copart, Inc. (a)	100	2,950
Costco Wholesale Corp.	11,430	1,128,941
CVS Caremark Corp.	13,000	628,550
Darden Restaurants, Inc.	5,300	238,871
Dick’s Sporting Goods, Inc.	3,100	141,019
Dollar General Corp. (a)	2,200	96,998
Dollar Tree, Inc. (a)	3,220	130,603
DSW, Inc. Class A	1,700	111,673
Dunkin’ Brands Group, Inc.	3,700	122,766
Family Dollar Stores, Inc.	130	8,243
Foot Locker, Inc.	24,700	793,364
The Gap, Inc.	19,600	608,384
GNC Holdings, Inc. Class A	3,600	119,808
Hanesbrands, Inc. (a)	28,300	1,013,706
The Home Depot, Inc.	55,800	3,451,230
Kohl’s Corp.	12,900	554,442
Limited Brands, Inc.	7,600	357,656
Lowe’s Cos., Inc.	4,600	163,392
Macy’s, Inc.	30,200	1,178,404
McDonald’s Corp.	20,180	1,780,078
Michael Kors Holdings Ltd. (a)	100	5,103

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MSC Industrial Direct Co., Inc. Class A	200	$15,076
Nordstrom, Inc.	5,800	310,300
Nu Skin Enterprises, Inc. Class A	14,800	548,340
O’Reilly Automotive, Inc. (a)	3,500	312,970
Panera Bread Co. Class A (a)	900	142,947
PetSmart, Inc.	5,800	396,372
PVH Corp.	3,320	368,553
Ross Stores, Inc.	8,880	480,852
Sally Beauty Holdings, Inc. (a)	2,100	49,497
Starbucks Corp.	600	32,172
Target Corp.	2,700	159,759
The TJX Cos., Inc.	31,420	1,333,779
Tractor Supply Co.	900	79,524
Ulta Salon Cosmetics & Fragrance, Inc.	100	9,826
Urban Outfitters, Inc. (a)	3,600	141,696
Wal-Mart Stores, Inc.	46,440	3,168,601
Williams-Sonoma, Inc.	1,800	78,786
Yum! Brands, Inc.	8,940	593,616

		23,942,348

Textiles — 0.1%
Cintas Corp.	6,600	269,940

Toys, Games & Hobbies — 0.2%
Hasbro, Inc.	4,270	153,293
Mattel, Inc.	7,800	285,636

		438,929

		34,982,546

Consumer, Non-cyclical — 26.0%
Agriculture — 2.3%
Altria Group, Inc.	21,770	684,013
Lorillard, Inc.	4,070	474,847
Philip Morris International, Inc.	57,270	4,790,063
Reynolds American, Inc.	3,700	153,291

		6,102,214

Beverages — 4.0%
Brown-Forman Corp. Class B	987	62,428
The Coca-Cola Co.	156,060	5,657,175
Coca-Cola Enterprises, Inc.	6,100	193,553
Dr. Pepper Snapple Group, Inc.	9,200	406,456
Monster Beverage Corp. (a)	600	31,728
PepsiCo, Inc.	64,023	4,381,094

		10,732,434

Biotechnology — 3.3%
Alexion Pharmaceuticals, Inc. (a)	1,630	152,910
Amgen, Inc.	46,900	4,048,408
Biogen Idec, Inc. (a)	8,500	1,246,695
Celgene Corp. (a)	15,800	1,243,776
Charles River Laboratories International, Inc. (a)	12,800	479,616

	Number of Shares	Value
Illumina, Inc. (a)	4,000	$222,360
Incyte Corp. (a)	5,600	93,016
Life Technologies Corp. (a)	10,845	532,273
Myriad Genetics, Inc. (a)	16,100	438,725
Regeneron Pharmaceuticals, Inc. (a)	10	1,711
Vertex Pharmaceuticals, Inc. (a)	8,600	360,684

		8,820,174

Commercial Services — 4.2%
Aaron’s, Inc.	19,450	550,046
Alliance Data Systems Corp. (a)	1,660	240,302
Apollo Group, Inc. Class A (a)	26,910	562,957
Automatic Data Processing, Inc.	8,080	460,641
Equifax, Inc.	4,100	221,892
FleetCor Technologies, Inc. (a)	4,400	236,060
Gartner, Inc. (a)	1,400	64,428
Genpact Ltd.	7,000	108,500
Global Payments, Inc.	11,450	518,685
H&R Block, Inc.	24,000	445,680
Hertz Global Holdings, Inc. (a)	12,000	195,240
Iron Mountain, Inc.	4,899	152,114
ITT Educational Services, Inc. (a)	2,200	38,082
Lender Processing Services, Inc.	19,700	485,014
MasterCard, Inc. Class A	516	253,501
McKesson Corp.	12,900	1,250,784
Moody’s Corp.	6,200	311,984
Paychex, Inc.	6,600	205,524
Robert Half International, Inc.	4,100	130,462
Rollins, Inc.	1,400	30,856
Total System Services, Inc.	38,700	828,954
United Rentals, Inc. (a)	11,300	514,376
Verisk Analytics, Inc. Class A (a)	2,500	127,500
Visa, Inc. Class A	17,980	2,725,408
Western Union Co.	44,320	603,195

		11,262,185

Cosmetics & Personal Care — 0.4%
Avon Products, Inc.	12,600	180,936
Colgate-Palmolive Co.	4,190	438,022
The Estee Lauder Cos., Inc. Class A	2,960	177,186
The Procter & Gamble Co.	5,757	390,843

		1,186,987

Foods — 2.2%
Campbell Soup Co.	3,600	125,604
Dean Foods Co. (a)	64,900	1,071,499
Flowers Foods, Inc.	1,000	23,270
General Mills, Inc.	23,460	948,019
H.J. Heinz Co.	8,340	481,051
The Hershey Co.	2,200	158,884
Hillshire Brands Co.	15,680	441,235
Hormel Foods Corp.	3,000	93,630
Ingredion, Inc.	8,700	560,541
Kellogg Co.	3,540	197,709

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kraft Foods Group, Inc.	966	$43,924
The Kroger Co.	23,860	620,837
McCormick & Co., Inc.	2,900	184,237
Mondelez International, Inc. Class A	2,900	73,863
Safeway, Inc.	34,100	616,869
Sysco Corp.	1,100	34,826
Whole Foods Market, Inc.	4,300	392,719

		6,068,717

Health Care – Products — 2.6%
Baxter International, Inc.	15,420	1,027,897
Becton, Dickinson & Co.	7,570	591,898
C.R. Bard, Inc.	2,050	200,367
The Cooper Cos., Inc.	400	36,992
Covidien PLC	1,000	57,740
Edwards Lifesciences Corp. (a)	1,820	164,109
Henry Schein, Inc. (a)	700	56,322
IDEXX Laboratories, Inc. (a)	800	74,240
Intuitive Surgical, Inc. (a)	726	356,009
Johnson & Johnson	22,880	1,603,888
Medtronic, Inc.	6,690	274,424
ResMed, Inc.	11,700	486,369
St. Jude Medical, Inc.	11,140	402,599
Stryker Corp.	9,100	498,862
Techne Corp.	840	57,406
Thoratec Corp. (a)	9,000	337,680
Varian Medical Systems, Inc. (a)	3,300	231,792
Zimmer Holdings, Inc.	10,700	713,262

		7,171,856

Health Care – Services — 0.7%
Catamaran Corp. (a)	6,860	323,175
Covance, Inc. (a)	2,900	167,533
DaVita HealthCare Partners, Inc. (a)	3,330	368,065
HCA Holdings, Inc.	9,800	295,666
Laboratory Corporation of America Holdings (a)	3,210	278,050
Quest Diagnostics, Inc.	1,900	110,713
Tenet Healthcare Corp. (a)	3,600	116,892
Universal Health Services, Inc. Class B	100	4,835
WellPoint, Inc.	5,900	359,428

		2,024,357

Household Products — 0.7%
Church & Dwight Co., Inc.	1,360	72,855
The Clorox Co.	180	13,180
Jarden Corp.	6,200	320,540
Kimberly-Clark Corp.	15,670	1,323,018
Tupperware Brands Corp.	700	44,870

		1,774,463

Pharmaceuticals — 5.6%
Abbott Laboratories	62,220	4,075,410

	Number of Shares	Value
Allergan, Inc.	4,040	$370,589
AmerisourceBergen Corp.	10,400	449,072
Bristol-Myers Squibb Co.	44,200	1,440,478
Cardinal Health, Inc.	9,200	378,856
DENTSPLY International, Inc.	1,950	77,240
Eli Lilly & Co.	15,820	780,242
Endo Health Solutions, Inc. (a)	9,600	252,192
Express Scripts Holding Co. (a)	33,380	1,802,520
Gilead Sciences, Inc. (a)	30,100	2,210,845
Herbalife Ltd.	11,980	394,621
Mead Johnson Nutrition Co.	2,500	164,725
Mylan, Inc. (a)	13,500	370,980
Onyx Pharmaceuticals, Inc. (a)	1,300	98,189
Patterson Cos., Inc.	9,300	318,339
Perrigo Co.	2,870	298,566
Salix Pharmaceuticals Ltd. (a)	1,500	60,720
Sirona Dental Systems, Inc. (a)	200	12,892
United Therapeutics Corp. (a)	12,100	646,382
Warner Chilcott PLC Class A	61,200	736,848
Watson Pharmaceuticals, Inc. (a)	3,000	258,000

		15,197,706

		70,341,093

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	1,600	38,064

Energy — 2.7%
Energy – Alternate Sources — 0.0%
Covanta Holding Corp.	800	14,736

Oil & Gas — 0.7%
Cabot Oil & Gas Corp.	6,300	313,362
Cheniere Energy, Inc. (a)	2,800	52,584
Cobalt International Energy, Inc. (a)	5,300	130,168
EOG Resources, Inc.	6,470	781,511
Helmerich & Payne, Inc.	8,000	448,080
Pioneer Natural Resources Co.	20	2,132
Questar Corp.	900	17,784
Whiting Petroleum Corp. (a)	800	34,696

		1,780,317

Oil & Gas Services — 1.7%
Cameron International Corp. (a)	80	4,517
Dresser-Rand Group, Inc. (a)	70	3,930
Halliburton Co.	7,000	242,830
National Oilwell Varco, Inc.	2,500	170,875
Oceaneering International, Inc.	1,000	53,790
Oil States International, Inc. (a)	3,400	243,236
RPC, Inc.	31,650	387,396
Schlumberger Ltd.	51,100	3,540,719

		4,647,293

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 0.3%
ONEOK, Inc.	6,100	$260,775
The Williams Cos., Inc.	14,800	484,552

		745,327

		7,187,673

Financial — 4.4%
Diversified Financial — 1.6%
Affiliated Managers Group, Inc. (a)	1,300	169,195
American Express Co.	25,100	1,442,748
BlackRock, Inc.	2,600	537,446
CBOE Holdings, Inc.	2,000	58,920
Eaton Vance Corp.	3,500	111,475
Federated Investors, Inc. Class B	35,880	725,852
Franklin Resources, Inc.	990	124,443
IntercontinentalExchange, Inc. (a)	1,600	198,096
Lazard Ltd. Class A	100	2,984
LPL Financial Holdings, Inc.	1,700	47,872
T. Rowe Price Group, Inc.	10,500	683,865
Waddell & Reed Financial, Inc. Class A	5,700	198,474

		4,301,370

Insurance — 1.5%
Allied World Assurance Co. Holdings Ltd.	9,700	764,360
Aon PLC	3,400	189,040
Arch Capital Group Ltd. (a)	600	26,412
Arthur J. Gallagher & Co.	3,200	110,880
Endurance Specialty Holdings Ltd.	10,100	400,869
Erie Indemnity Co. Class A	90	6,230
The Hanover Insurance Group, Inc.	700	27,118
Marsh & McLennan Cos., Inc.	17,600	606,672
The Travelers Cos., Inc.	11,200	804,384
Validus Holdings Ltd.	27,700	957,866

		3,893,831

Real Estate — 0.1%
CBRE Group, Inc. (a)	4,900	97,510
The St. Joe Co. (a)	10,500	242,340

		339,850

Real Estate Investment Trusts (REITS) — 1.2%
American Tower Corp.	10,515	812,494
Apartment Investment & Management Co. Class A	1,400	37,884
Boston Properties, Inc.	930	98,403
BRE Properties, Inc.	400	20,332
Camden Property Trust	1,600	109,136
Digital Realty Trust, Inc.	1,900	128,991
Equity Residential	500	28,335
Essex Property Trust, Inc.	1,370	200,910
Extra Space Storage, Inc.	4,400	160,116
Federal Realty Investment Trust	1,030	107,141
HCP, Inc.	2,800	126,504

	Number of Shares	Value
Kilroy Realty Corp.	1,100	$52,107
Mid-America Apartment Communities, Inc.	1,200	77,700
Post Properties, Inc.	3,400	169,830
Public Storage	3,080	446,477
Regency Centers Corp.	2,100	98,952
Simon Property Group, Inc.	3,219	508,892

		3,184,204

Savings & Loans — 0.0%
People’s United Financial, Inc.	8,000	96,720

		11,815,975

Industrial — 11.6%
Aerospace & Defense — 2.4%
BE Aerospace, Inc. (a)	2,600	128,440
The Boeing Co.	28,900	2,177,904
Lockheed Martin Corp.	14,830	1,368,661
Rockwell Collins, Inc.	3,300	191,961
Spirit AeroSystems Holdings, Inc. Class A (a)	6,700	113,699
TransDigm Group, Inc.	1,620	220,903
United Technologies Corp.	26,570	2,179,006

		6,380,574

Building Materials — 0.3%
Armstrong World Industries, Inc.	3,800	192,774
Fortune Brands Home & Security, Inc. (a)	700	20,454
Lennox International, Inc.	3,410	179,093
Martin Marietta Materials, Inc.	300	28,284
Masco Corp.	22,700	378,182

		798,787

Electrical Components & Equipment — 0.5%
AMETEK, Inc.	6,275	235,752
The Babcock & Wilcox Co.	3,400	89,080
Emerson Electric Co.	7,510	397,729
General Cable Corp. (a)	15,400	468,314
Hubbell, Inc. Class B	2,100	177,723

		1,368,598

Electronics — 0.8%
Agilent Technologies, Inc.	7,820	320,151
Amphenol Corp. Class A	5,300	342,910
Dolby Laboratories, Inc. Class A	10,530	308,845
FLIR Systems, Inc.	4,900	109,319
Garmin Ltd.	13,640	556,784
Gentex Corp/MI	60	1,129
Jabil Circuit, Inc.	5,300	102,237
Mettler-Toledo International, Inc. (a)	780	150,774
National Instruments Corp.	700	18,067
Trimble Navigation Ltd. (a)	2,710	162,004
Waters Corp. (a)	2,190	190,793

		2,263,013

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.6%
Chicago Bridge & Iron Co. NV	10,100	$468,135
Fluor Corp.	17,700	1,039,698

		1,507,833

Environmental Controls — 0.1%
Clean Harbors, Inc. (a)	700	38,507
Stericycle, Inc. (a)	1,630	152,030
Waste Connections, Inc.	100	3,379

		193,916

Forest Products & Paper — 0.1%
Rock-Tenn Co. Class A	4,100	286,631

Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	9,100	442,988

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	9,890	885,946
Ingersoll-Rand PLC	13,300	637,868
Joy Global, Inc.	2,300	146,694

		1,670,508

Machinery – Diversified — 1.3%
Cummins, Inc.	3,650	395,477
Deere & Co.	13,100	1,132,102
Flowserve Corp.	1,920	281,856
Graco, Inc.	1,200	61,788
IDEX Corp.	1,950	90,734
The Manitowoc Co., Inc.	11,600	181,888
Nordson Corp.	2,200	138,864
Rockwell Automation, Inc.	5,400	453,546
Roper Industries, Inc.	4,510	502,775
Wabtec Corp.	1,400	122,556
Zebra Technologies Corp. Class A (a)	1,050	41,244

		3,402,830

Manufacturing — 2.5%
3M Co.	18,080	1,678,728
Carlisle Cos., Inc.	1,900	111,644
Danaher Corp.	7,320	409,188
Donaldson Co., Inc.	3,500	114,940
Eaton Corp. PLC	4,028	218,318
Honeywell International, Inc.	26,060	1,654,028
Illinois Tool Works, Inc.	18,800	1,143,228
ITT Corp.	8,100	190,026
Pall Corp.	5,100	307,326
Parker Hannifin Corp.	1,300	110,578
Textron, Inc.	32,100	795,759

		6,733,763

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	30	5,683
The Timken Co.	2,900	138,707
Valmont Industries, Inc.	1,860	253,983

		398,373

	Number of Shares	Value
Packaging & Containers — 0.3%
Ball Corp.	10,400	$465,400
Owens-Illinois, Inc. (a)	13,000	276,510
Packaging Corporation of America	3,300	126,951
Silgan Holdings, Inc.	1,500	62,385

		931,246

Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	900	56,898
Con-way, Inc.	20,000	556,400
CSX Corp.	19,300	380,789
Expeditors International of Washington, Inc.	100	3,955
FedEx Corp.	500	45,860
J.B. Hunt Transport Services, Inc.	100	5,971
Kansas City Southern	100	8,348
Kirby Corp. (a)	40	2,476
Landstar System, Inc.	1,060	55,607
Matson, Inc.	7,500	185,400
Union Pacific Corp.	14,050	1,766,366
United Continental Holdings, Inc. (a)	23,455	548,378
United Parcel Service, Inc. Class B	18,600	1,371,378

		4,987,826

		31,366,886

Technology — 23.7%
Commercial Services — 0.3%
SAIC, Inc.	66,800	756,176

Computers — 13.2%
Accenture PLC Class A	35,200	2,340,800
Apple, Inc.	35,029	18,671,508
Cadence Design Systems, Inc. (a)	34,700	468,797
Cognizant Technology Solutions Corp. Class A (a)	5,000	370,250
Diebold, Inc.	21,500	658,115
DST Systems, Inc.	13,520	819,312
EMC Corp. (a)	80,780	2,043,734
Fortinet, Inc. (a)	1,200	25,284
IHS, Inc. Class A (a)	200	19,200
International Business Machines Corp.	39,210	7,510,675
Jack Henry & Associates, Inc.	7,500	294,450
MICROS Systems, Inc. (a)	600	25,464
NCR Corp. (a)	6,360	162,053
NetApp, Inc. (a)	11,460	384,483
Riverbed Technology, Inc. (a)	7,500	147,900
Synopsys, Inc. (a)	19,200	611,328
Teradata Corp. (a)	4,700	290,883
Western Digital Corp.	20,500	871,045

		35,715,281

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	67,600	719,264

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 2.8%
Advanced Micro Devices, Inc. (a)	183,200	$439,680
Altera Corp.	4,600	158,424
Analog Devices, Inc.	1,080	45,425
Avago Technologies Ltd.	1,100	34,826
Broadcom Corp. Class A (a)	13,500	448,335
Cypress Semiconductor Corp. (a)	1,900	20,596
Freescale Semiconductor Ltd. (a)	27,100	298,371
Intel Corp.	153,800	3,172,894
Lam Research Corp. (a)	8,300	299,879
Linear Technology Corp.	4,020	137,886
LSI Corp. (a)	34,400	243,552
Maxim Integrated Products, Inc.	700	20,580
Microchip Technology, Inc.	2,100	68,439
Rovi Corp. (a)	50,500	779,215
Silicon Laboratories, Inc. (a)	1,400	58,534
Skyworks Solutions, Inc. (a)	3,000	60,900
Teradyne, Inc. (a)	10,200	172,278
Texas Instruments, Inc.	24,850	768,859
Xilinx, Inc.	9,610	344,999

		7,573,672

Software — 7.2%
Adobe Systems, Inc. (a)	9,650	363,612
ANSYS, Inc. (a)	2,300	154,882
Autodesk, Inc. (a)	7,950	281,032
BMC Software, Inc. (a)	17,430	691,274
Broadridge Financial Solutions, Inc.	4,760	108,909
CA, Inc.	31,400	690,172
Cerner Corp. (a)	3,600	279,504
Citrix Systems, Inc. (a)	4,000	263,000
Compuware Corp. (a)	300	3,261
The Dun & Bradstreet Corp.	5,220	410,553
Fiserv, Inc. (a)	3,750	296,362
Intuit, Inc.	4,660	277,270
Microsoft Corp.	334,460	8,940,116
MSCI, Inc. (a)	2,700	83,673
NetSuite, Inc. (a)	2,100	141,330
Nuance Communications, Inc. (a)	2,600	58,032
Oracle Corp.	149,700	4,988,004
Red Hat, Inc. (a)	700	37,072
Salesforce.com, Inc. (a)	3,390	569,859
SEI Investments Co.	1,900	44,346
Servicenow, Inc. (a)	4,100	123,123
Solarwinds, Inc. (a)	4,600	241,270
Solera Holdings, Inc.	1,400	74,858
VeriFone Systems, Inc. (a)	2,500	74,200
VMware, Inc. Class A (a)	2,580	242,881

		19,438,595

		64,202,988

	Number of Shares	Value
Utilities — 0.1%
Electric — 0.1%
ITC Holdings Corp.	3,900	$299,949

Pipelines — 0.0%
Kinder Morgan, Inc.	54	1,908

Water — 0.0%
Aqua America, Inc.	200	5,084

		306,941

TOTAL COMMON STOCK (Cost $253,077,076)		273,273,602

TOTAL EQUITIES (Cost $253,077,076)		273,273,602

TOTAL LONG-TERM INVESTMENTS (Cost $253,077,076)		273,273,602

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/12, 0.010%, due 1/02/13 (b)	$1,506,023	1,506,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,506,023)		1,506,023

TOTAL INVESTMENTS — 101.5% (Cost $254,583,099) (c)		274,779,625

Other Assets/(Liabilities) — (1.5)%		(4,112,176)

NET ASSETS — 100.0%		$270,667,449

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $1,506,024. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,536,701.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 5.3%
Chemicals — 3.2%
A. Schulman, Inc.	9,048	$261,759
Cytec Industries, Inc.	28,507	1,962,137
H.B. Fuller Co.	7,790	271,248
Huntsman Corp.	16,375	260,362
Innospec, Inc.	3,039	104,815
OMNOVA Solutions, Inc. (a)	4,637	32,505
W.R. Grace & Co. (a) (b)	19,598	1,317,574

		4,210,400

Forest Products & Paper — 0.5%
KapStone Paper and Packaging Corp.	10,308	228,734
Neenah Paper, Inc.	330	9,395
P.H. Glatfelter Co.	16,283	284,627
Schweitzer-Mauduit International, Inc.	3,864	150,812

		673,568

Iron & Steel — 0.1%
Metals USA Holdings Corp.	4,394	76,851

Mining — 1.5%
Compass Minerals International, Inc.	17,294	1,292,035
Kaiser Aluminum Corp.	11,340	699,564

		1,991,599

		6,952,418

Communications — 5.0%
Internet — 1.5%
Perficient, Inc. (a)	2,549	30,027
TIBCO Software, Inc. (a)	77,819	1,712,796
Websense, Inc. (a)	11,549	173,697

		1,916,520

Media — 0.1%
Scholastic Corp.	6,407	189,391

Software — 0.4%
Splunk, Inc. (a)	18,693	542,471

Telecommunications — 3.0%
Arris Group, Inc. (a)	15,614	233,273
Aruba Networks, Inc. (a)	99,771	2,070,249
Finisar Corp. (a)	86,957	1,417,399
Harris Corp.	1,750	85,680
Vonage Holdings Corp. (a)	79,411	188,204

		3,994,805

		6,643,187

Consumer, Cyclical — 10.7%
Airlines — 0.1%
US Airways Group, Inc. (a) (b)	9,190	124,065

	Number of Shares	Value
Apparel — 0.7%
The Jones Group, Inc.	7,213	$79,776
The Warnaco Group, Inc. (a)	11,940	854,546

		934,322

Automotive & Parts — 1.8%
Cooper Tire & Rubber Co.	8,196	207,851
Dana Holding Corp.	127,859	1,995,879
Miller Industries, Inc.	4,069	62,052
Standard Motor Products, Inc.	2,991	66,460

		2,332,242

Distribution & Wholesale — 1.4%
Fossil, Inc. (a)	8,134	757,275
Owens & Minor, Inc.	3,507	99,985
Pool Corp.	24,982	1,057,238

		1,914,498

Home Builders — 0.6%
Toll Brothers, Inc. (a)	24,623	796,062

Home Furnishing — 0.0%
VOXX International Corp. (a)	8,663	58,302

Leisure Time — 0.0%
Town Sports International Holdings, Inc.	1,943	20,693

Office Furnishings — 0.2%
Knoll, Inc.	2,226	34,191
Steelcase, Inc. Class A	18,334	233,575

		267,766

Retail — 5.9%
ANN, Inc. (a)	9,596	324,729
Bob Evans Farms, Inc.	5,483	220,416
Brinker International, Inc.	8,483	262,888
CarMax, Inc. (a)	27,567	1,034,865
The Cato Corp. Class A	10,364	284,284
Dunkin’ Brands Group, Inc. (b)	72,394	2,402,033
Express, Inc. (a)	12,192	183,977
EZCORP, Inc. (a)	3,859	76,640
The Finish Line, Inc. Class A	13,159	249,100
Fred’s, Inc. Class A	5,714	76,053
Hot Topic, Inc.	17,464	168,528
Papa John’s International, Inc. (a)	3,023	166,084
Pier 1 Imports, Inc.	84,513	1,690,260
Red Robin Gourmet Burgers, Inc. (a)	3,789	133,714
Saks, Inc. (a) (b)	22,400	235,424
Stage Stores, Inc.	3,050	75,579
Texas Roadhouse, Inc.	2,030	34,104
Williams-Sonoma, Inc.	3,440	150,569

		7,769,247

		14,217,197

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 20.0%
Agriculture — 0.0%
Universal Corp. (b)	433	$21,611

Beverages — 0.1%
Cott Corp.	10,408	83,576

Biotechnology — 0.4%
Cambrex Corp. (a)	3,563	40,547
Charles River Laboratories International, Inc. (a)	4,247	159,135
PDL BioPharma, Inc. (b)	42,043	296,403
RTI Biologics, Inc. (a)	16,051	68,538

		564,623

Commercial Services — 7.1%
Booz Allen Hamilton Holding Corp. (b)	12,525	174,348
Chemed Corp.	3,376	231,560
Coinstar, Inc. (a) (b)	3,501	182,087
Deluxe Corp.	7,236	233,289
Global Cash Access Holdings, Inc. (a)	14,582	114,323
ICF International, Inc. (a)	7,777	182,293
Intersections, Inc. (b)	4,358	41,314
KAR Auction Services, Inc.	39,490	799,278
Korn/Ferry International (a)	107,683	1,707,852
MAXIMUS, Inc.	949	59,996
Monro Muffler Brake, Inc. (b)	40,122	1,403,066
Moody’s Corp.	21,672	1,090,535
Navigant Consulting, Inc. (a)	9,994	111,533
Rent-A-Center, Inc.	1,697	58,309
Resources Connection, Inc.	6,617	79,007
Robert Half International, Inc.	87,161	2,773,463
Valassis Communications, Inc. (b)	7,475	192,705

		9,434,958

Foods — 2.4%
Dean Foods Co. (a)	13,340	220,243
Flowers Foods, Inc.	57,290	1,333,138
Ingredion, Inc.	1,050	67,652
Safeway, Inc. (b)	5,648	102,172
Spartan Stores, Inc.	2,869	44,068
TreeHouse Foods, Inc. (a)	25,499	1,329,263
Village Super Market	871	28,621
Weis Markets, Inc.	1,634	64,004

		3,189,161

Health Care – Products — 2.9%
Cepheid, Inc. (a)	42,660	1,442,335
CONMED Corp.	7,362	205,768
Dexcom, Inc. (a)	68,640	934,190
Hanger, Inc. (a)	5,734	156,882
Orthofix International NV (a)	25,881	1,017,900
Steris Corp.	2,707	94,014

		3,851,089

	Number of Shares	Value
Health Care – Services — 4.3%
AmSurg Corp. (a)	7,308	$219,313
Community Health Systems, Inc.	31,900	980,606
The Ensign Group, Inc.	6,793	184,702
HealthSouth Corp. (a)	62,663	1,322,816
Select Medical Holdings Corp.	19,149	180,575
WellCare Health Plans, Inc. (a)	56,400	2,746,116

		5,634,128

Household Products — 0.0%
CSS Industries, Inc.	1,714	37,519

Pharmaceuticals — 2.8%
Achillion Pharmaceuticals, Inc. (a)	57,795	463,516
Endo Health Solutions, Inc. (a)	2,942	77,286
MAP Pharmaceuticals, Inc. (a)	40,424	635,061
Medivation, Inc. (a)	10,440	534,110
Omnicare, Inc.	4,448	160,573
PharMerica Corp. (a)	3,650	51,976
Questcor Pharmaceuticals, Inc. (b)	35,705	954,038
Santarus, Inc. (a)	16,779	184,233
Sarepta Therapeutics, Inc. (a) (b)	15,350	396,030
SciClone Pharmaceuticals, Inc. (a)	26,203	112,935
USANA Health Sciences, Inc. (a) (b)	4,106	135,211

		3,704,969

		26,521,634

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Harbinger Group, Inc. (a)	3,925	30,183

Energy — 5.7%
Energy – Alternate Sources — 0.6%
Renewable Energy Group, Inc. (a)	122,942	720,440
REX American Resources Corp. (a)	868	16,744

		737,184

Oil & Gas — 3.5%
Alon USA Energy, Inc.	9,544	172,651
CVR Energy, Inc. (c)	5,896	-
Delek US Holdings, Inc.	6,311	159,794
EPL Oil & Gas, Inc. (a)	129,975	2,930,936
Parker Drilling Co. (a)	36,610	168,406
Patterson-UTI Energy, Inc.	12,560	233,993
VAALCO Energy, Inc. (a)	30,941	267,640
Western Refining, Inc.	23,580	664,720

		4,598,140

Oil & Gas Services — 1.1%
Basic Energy Services, Inc. (a) (b)	5,470	62,413
Helix Energy Solutions Group, Inc. (a)	12,640	260,890
HollyFrontier Corp.	17,561	817,464
Matrix Service Co. (a)	6,552	75,348
RPC, Inc. (b)	21,781	266,599

		1,482,714

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 0.5%
MPLX LP (a)	23,330	$727,663

		7,545,701

Financial — 23.2%
Banks — 2.8%
Associated Banc-Corp.	3,676	48,229
CapitalSource, Inc.	354,332	2,685,837
Citizens & Northern Corp.	1,205	22,775
CVB Financial Corp.	14,683	152,703
Eagle Bancorp, Inc. (a)	3,196	63,824
FirstMerit Corp.	35,659	506,001
Old National Bancorp	9,005	106,889
Univest Corp. of Pennsylvania	2,697	46,119
WesBanco, Inc.	3,340	74,215

		3,706,592

Diversified Financial — 2.7%
Federated Investors, Inc. Class B (b)	6,801	137,584
Financial Engines, Inc. (a)	64,234	1,782,494
The NASDAQ OMX Group, Inc.	5,201	130,077
Ocwen Financial Corp. (a)	33,414	1,155,790
WisdomTree Investments, Inc. (a)	67,210	411,325

		3,617,270

Insurance — 3.6%
Alterra Capital Holdings Ltd.	20,985	591,567
American Financial Group, Inc.	8,292	327,700
AmTrust Financial Services, Inc. (b)	46,632	1,337,872
Assurant, Inc.	5,523	191,648
First American Financial Corp.	4,759	114,644
Greenlight Capital Re Ltd. Class A (a)	3,067	70,786
HCC Insurance Holdings, Inc.	9,146	340,323
Horace Mann Educators Corp.	10,352	206,626
Maiden Holdings Ltd.	4,377	40,225
Montpelier Re Holdings Ltd.	5,259	120,221
PartnerRe Ltd.	1,285	103,430
Primerica, Inc.	10,848	325,548
Protective Life Corp.	7,088	202,575
RenaissanceRe Holdings Ltd.	1,239	100,681
Symetra Financial Corp.	23,212	301,292
Torchmark Corp.	4,680	241,815
Validus Holdings Ltd.	3,327	115,048

		4,732,001

Investment Companies — 1.2%
Home Loan Servicing Solutions Ltd.	86,500	1,634,850

Real Estate Investment Trusts (REITS) — 11.1%
Ares Commercial Real Estate Corp. (b)	40,579	666,307
Brandywine Realty Trust	6,510	79,357
CapLease, Inc.	77,960	434,237
CBL & Associates Properties, Inc.	6,607	140,134
Chatham Lodging Trust	53,705	825,983
Coresite Realty Corp.	3,878	107,265

	Number of Shares	Value
CubeSmart	10,577	$154,107
CYS Investments, Inc.	195,179	2,305,064
Eastgroup Properties	5,055	272,010
First Industrial Realty Trust, Inc. (a)	9,198	129,508
Hatteras Financial Corp.	93,295	2,314,649
Healthcare Realty Trust, Inc.	6,972	167,398
LaSalle Hotel Properties	109,786	2,787,466
Lexington Realty Trust (b)	10,090	105,440
Mid-America Apartment Communities, Inc.	24,161	1,564,425
Ramco-Gershenson Properties Trust	7,161	95,313
Sovran Self Storage, Inc.	4,019	249,580
Starwood Property Trust, Inc.	88,926	2,041,741
Sunstone Hotel Investors, Inc. (a)	8,545	91,517
Weingarten Realty Investors	3,379	90,456

		14,621,957

Savings & Loans — 1.8%
BankUnited, Inc.	49,838	1,218,041
Oritani Financial Corp.	66,248	1,014,919
Washington Federal, Inc.	6,586	111,106

		2,344,066

		30,656,736

Industrial — 17.3%
Aerospace & Defense — 1.6%
BE Aerospace, Inc. (a)	27,160	1,341,704
Moog, Inc. Class A (a)	4,785	196,329
Triumph Group, Inc.	9,440	616,432

		2,154,465

Electrical Components & Equipment — 2.1%
EnerSys (a)	7,703	289,864
General Cable Corp. (a)	46,478	1,413,396
Greatbatch, Inc. (a)	44,072	1,024,233

		2,727,493

Electronics — 1.8%
Celestica, Inc. (a)	1,179	9,609
Imax Corp. (a) (b)	90,911	2,043,679
PerkinElmer, Inc.	6,730	213,610
Watts Water Technologies, Inc. Class A	2,516	108,163

		2,375,061

Engineering & Construction — 1.3%
AECOM Technology Corp. (a)	7,445	177,191
KBR, Inc.	50,546	1,512,336

		1,689,527

Environmental Controls — 1.6%
Mine Safety Appliances Co.	2,346	100,198
Waste Connections, Inc.	59,854	2,022,466

		2,122,664

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 1.0%
Regal-Beloit Corp.	17,920	$1,262,823

Machinery – Diversified — 1.2%
Altra Holdings, Inc.	3,031	66,834
Columbus McKinnon Corp. (a)	2,827	46,702
Hyster Yale Materials Handling, Inc. Class B (c)	1,012	49,386
Kadant, Inc. (a)	4,191	111,103
NACCO Industries, Inc. Class A	912	55,349
Wabtec Corp.	15,071	1,319,315

		1,648,689

Manufacturing — 0.4%
Barnes Group, Inc.	5,346	120,071
FreightCar America, Inc.	3,046	68,291
Myers Industries, Inc.	6,979	105,732
Park-Ohio Holdings Corp. (a)	2,290	48,800
Standex International Corp.	2,706	138,791

		481,685

Metal Fabricate & Hardware — 0.3%
Commercial Metals Co.	3,254	48,354
Worthington Industries, Inc.	13,925	361,911

		410,265

Packaging & Containers — 1.3%
Bemis Co., Inc.	3,750	125,475
Graphic Packaging Holding Co. (a)	19,242	124,303
Packaging Corporation of America	37,539	1,444,126

		1,693,904

Transportation — 4.7%
Atlas Air Worldwide Holdings, Inc. (a)	16,090	712,948
Genesee & Wyoming, Inc. Class A (a)	12,097	920,340
Hub Group, Inc. Class A (a)	73,607	2,473,195
Old Dominion Freight Line, Inc. (a)	57,311	1,964,621
Swift Transportation Co. (a)	21,706	197,959

		6,269,063

		22,835,639

Technology — 9.7%
Commercial Services — 0.1%
SAIC, Inc.	9,270	104,936

Computers — 5.5%
Brocade Communications Systems, Inc. (a)	42,171	224,771
CACI International, Inc. Class A (a)	29,827	1,641,380
Diebold, Inc.	5,458	167,069
Fortinet, Inc. (a)	95,177	2,005,379
j2 Global, Inc.	42,296	1,293,412
Mentor Graphics Corp. (a)	11,977	203,849

	Number of Shares	Value
Sykes Enterprises, Inc. (a)	6,732	$102,461
Western Digital Corp.	38,830	1,649,887

		7,288,208

Semiconductors — 3.2%
Cavium, Inc. (a)	29,410	917,886
IXYS Corp.	6,898	63,048
Semtech Corp. (a)	70,669	2,045,868
Skyworks Solutions, Inc. (a)	61,208	1,242,522

		4,269,324

Software — 0.9%
Acxiom Corp. (a)	18,168	317,213
Broadridge Financial Solutions, Inc.	9,757	223,240
CSG Systems International, Inc. (a)	8,681	157,821
Servicenow, Inc. (a) (b)	16,770	503,603
SYNNEX Corp. (a)	1,167	40,122

		1,241,999

		12,904,467

Utilities — 1.6%
Electric — 0.4%
El Paso Electric Co.	3,105	99,080
NV Energy, Inc.	9,577	173,727
Portland General Electric Co.	3,061	83,749
TECO Energy, Inc.	12,932	216,740

		573,296

Gas — 0.9%
PAA Natural Gas Storage LP	39,390	750,380
UGI Corp.	4,851	158,676
Vectren Corp.	6,995	205,653

		1,114,709

Water — 0.3%
Aqua America, Inc.	15,447	392,663

		2,080,668

TOTAL COMMON STOCK (Cost $118,622,164)		130,387,830

TOTAL EQUITIES (Cost $118,622,164)		130,387,830

MUTUAL FUNDS — 6.6%
Diversified Financial — 6.6%
State Street Navigator Securities Lending Prime Portfolio (d)	8,709,391	8,709,391

TOTAL MUTUAL FUNDS (Cost $8,709,391)		8,709,391

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (c)	600	$6

TOTAL RIGHTS (Cost $0)		6

TOTAL LONG-TERM INVESTMENTS (Cost $127,331,555)		139,097,227

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/12, 0.010%, due 1/02/13 (e)	$3,242,118	3,242,118

Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/13	725	725

TOTAL SHORT-TERM INVESTMENTS (Cost $3,242,843)		3,242,843

TOTAL INVESTMENTS — 107.5% (Cost $130,574,398) (f)		142,340,070

Other Assets/(Liabilities) — (7.5)%		(9,964,872)

NET ASSETS — 100.0%		$132,375,198

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2012, was $8,494,552. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees. At December 31, 2012, these securities amounted to a value of $49,392 or 0.04% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $3,242,121. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $3,308,975.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Global Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 96.2%
Basic Materials — 1.3%
Chemicals — 1.0%
Linde AG	20,312	$3,542,198

Mining — 0.3%
Iluka Resources Ltd. (a)	121,000	1,172,581

		4,714,779

Communications — 15.8%
Internet — 5.5%
eBay, Inc. (b)	209,030	10,664,711
Facebook, Inc. Class A (b)	94,510	2,516,801
Google, Inc. Class A (b)	10,210	7,242,668

		20,424,180

Media — 4.8%
Grupo Televisa SAB Sponsored ADR (Mexico)	133,360	3,544,709
The McGraw-Hill Cos., Inc.	90,850	4,966,769
The Walt Disney Co.	136,830	6,812,766
Zee Entertainment Enterprises Ltd.	570,693	2,304,712

		17,628,956

Telecommunications — 5.5%
Juniper Networks, Inc. (b)	198,650	3,907,446
KDDI Corp. (a)	65,923	4,656,471
Telefonaktiebolaget LM Ericsson Class B	1,144,465	11,511,330

		20,075,247

		58,128,383

Consumer, Cyclical — 10.4%
Apparel — 1.0%
Tod’s SpA (a)	28,857	3,679,240

Entertainment — 0.4%
Lottomatica SpA	63,438	1,443,642

Leisure Time — 1.5%
Carnival Corp.	150,730	5,542,342

Retail — 7.4%
E-Mart Co. Ltd.	5,804	1,291,468
Inditex SA	50,839	7,122,435
Kingfisher PLC	284,883	1,315,843
McDonald’s Corp.	70,950	6,258,499
PPR	34,520	6,433,935
Tiffany & Co.	83,380	4,781,009

		27,203,189

Textiles — 0.1%
Brunello Cucinelli SpA (b)	20,760	367,543

		38,235,956

	Number of Shares	Value
Consumer, Non-cyclical — 17.9%
Beverages — 3.3%
Carlsberg A/S Class B	27,970	$2,749,859
Companhia de Bebidas das Americas ADR (Brazil)	82,000	3,443,180
Fomento Economico Mexicano SAB de CV	606,201	6,070,311

		12,263,350

Biotechnology — 0.6%
Amgen, Inc.	24,430	2,108,798

Cosmetics & Personal Care — 1.9%
Colgate-Palmolive Co.	67,230	7,028,224

Foods — 3.0%
Nestle SA	63,382	4,130,865
Unilever PLC	179,282	6,805,154

		10,936,019

Health Care – Products — 1.4%
Zimmer Holdings, Inc.	75,150	5,009,499

Health Care – Services — 3.2%
Aetna, Inc.	119,480	5,531,924
WellPoint, Inc.	104,720	6,379,542

		11,911,466

Pharmaceuticals — 4.5%
Allergan, Inc.	13,300	1,220,009
Bayer AG	63,314	6,012,458
Gilead Sciences, Inc. (b)	40,280	2,958,566
Roche Holding AG	15,892	3,237,596
Theravance, Inc. (b)	83,430	1,857,986
ThromboGenics NV (b)	24,811	1,371,013

		16,657,628

		65,914,984

Diversified — 2.0%
Holding Company – Diversified — 2.0%
LVMH Moet Hennessy Louis Vuitton SA	39,810	7,418,481

Energy — 3.9%
Oil & Gas — 1.2%
Repsol YPF SA	129,846	2,666,604
Total SA	34,060	1,762,862

		4,429,466

Oil & Gas Services — 2.7%
Transocean Ltd.	70,412	3,143,896
Technip SA	59,340	6,831,767

		9,975,663

		14,405,129

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 15.3%
Banks — 5.2%
Banco Bilbao Vizcaya Argentaria SA	516,188	$4,738,783
ICICI Bank Ltd. Sponsored ADR (India)	135,950	5,928,779
Itau Unibanco Holding SA Sponsored ADR (Brazil)	227,450	3,743,827
Societe Generale SA (b)	37,030	1,392,855
Sumitomo Mitsui Financial Group, Inc.	87,400	3,175,157

		18,979,401

Diversified Financial — 4.7%
BM&F BOVESPA SA	580,300	4,050,688
Citigroup, Inc.	24,130	954,583
Credit Suisse Group (a) (b)	57,688	1,447,469
The Goldman Sachs Group, Inc.	23,280	2,969,597
UBS AG (b)	493,369	7,758,807

		17,181,144

Insurance — 4.9%
Allianz SE	45,837	6,350,106
The Dai-ichi Life Insurance Co. Ltd.	3,010	4,235,205
Fidelity National Financial, Inc. Class A	95,480	2,248,554
Prudential PLC	374,682	5,228,043

		18,061,908

Real Estate — 0.5%
DLF Ltd.	439,907	1,871,256

		56,093,709

Industrial — 16.4%
Aerospace & Defense — 2.9%
Embraer SA Sponsored ADR (Brazil)	119,620	3,410,366
European Aeronautic Defence and Space Co.	183,000	7,172,378

		10,582,744

Electrical Components & Equipment — 1.4%
Emerson Electric Co.	61,210	3,241,682
Prysmian SpA	96,680	1,956,040

		5,197,722

Electronics — 4.8%
Fanuc Corp.	16,400	3,049,807
Hoya Corp.	89,000	1,752,317
Keyence Corp.	15,420	4,255,782
Kyocera Corp.	24,000	2,176,348
Murata Manufacturing Co. Ltd. (a)	77,110	4,547,852
Nidec Corp. (a)	34,900	2,040,772

		17,822,878

Machinery – Diversified — 0.7%
FLSmidth & Co. A/S (a)	46,037	2,689,401

	Number of Shares	Value
Manufacturing — 3.6%
3M Co.	56,180	$5,216,313
Siemens AG	72,692	7,900,865

		13,117,178

Metal Fabricate & Hardware — 1.9%
Assa Abloy AB Series B	183,905	6,925,029

Transportation — 1.1%
All America Latina Logistica SA	107,900	442,183
United Parcel Service, Inc. Class B	48,020	3,540,515

		3,982,698

		60,317,650

Technology — 12.7%
Computers — 0.5%
Fusion-io, Inc. (a) (b)	75,890	1,740,158

Semiconductors — 4.5%
Altera Corp.	196,090	6,753,340
Maxim Integrated Products, Inc.	208,450	6,128,430
Taiwan Semiconductor Manufacturing Co. Ltd.	1,086,505	3,636,437

		16,518,207

Software — 7.7%
Adobe Systems, Inc. (b)	143,290	5,399,167
Infosys Technologies Ltd.	75,509	3,217,927
Intuit, Inc.	97,230	5,785,185
Microsoft Corp.	182,820	4,886,779
SAP AG	112,090	8,979,141

		28,268,199

		46,526,564

Utilities — 0.5%
Electric — 0.5%
Fortum OYJ	102,617	1,929,766

TOTAL COMMON STOCK (Cost $267,631,607)		353,685,401

PREFERRED STOCK — 2.0%
Consumer, Cyclical — 2.0%
Auto Manufacturers — 2.0%
Bayerische Motoren Werke AG 5.450%	110,907	7,167,030

TOTAL PREFERRED STOCK (Cost $4,077,858)		7,167,030

TOTAL EQUITIES (Cost $271,709,465)		360,852,431

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 4.2%
Diversified Financial — 4.2%
Oppenheimer Institutional Money Market Fund Class E (c)	6,819,374	$6,819,374
State Street Navigator Securities Lending Prime Portfolio (d)	8,683,335	8,683,335

		15,502,709

TOTAL MUTUAL FUNDS (Cost $15,502,709)		15,502,709

RIGHTS — 0.0%
Energy — 0.0%
Oil & Gas — 0.0%
Repsol SA, Expires 1/10/13, Strike 0.00 (a) (b)	129,846	79,182

TOTAL RIGHTS (Cost $81,206)		79,182

TOTAL LONG-TERM INVESTMENTS (Cost $287,293,380)		376,434,322

TOTAL INVESTMENTS — 102.4% (Cost $287,293,380) (e)		376,434,322

Other Assets/(Liabilities) — (2.4)%		(8,869,448)

NET ASSETS — 100.0%		$367,564,874

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2012, was $8,305,329. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Basic Materials — 3.0%
Chemicals — 2.7%
Brenntag AG	50,810	$6,675,304
Filtrona PLC	743,590	6,707,995

		13,383,299

Mining — 0.3%
Orica Ltd.	44,686	1,175,087

		14,558,386

Communications — 11.2%
Internet — 2.3%
Ctrip.com International Ltd. ADR (Cayman Islands) (a) (b)	90,710	2,067,281
United Internet AG	306,636	6,618,736
Yoox SpA (a)	160,514	2,549,131

		11,235,148

Media — 0.8%
Grupo Televisa SAB Sponsored ADR (Mexico)	70,650	1,877,877
Zee Entertainment Enterprises Ltd.	555,490	2,243,316

		4,121,193

Telecommunications — 8.1%
BT Group PLC	3,326,228	12,538,201
Inmarsat PLC	455,140	4,393,531
SES SA	106,950	3,093,939
Telecity Group PLC	363,440	4,764,472
Telefonaktiebolaget LM Ericsson Class B	777,958	7,824,906
Virgin Media, Inc. (b)	150,310	5,523,892
Ziggo NV	51,245	1,656,185

		39,795,126

		55,151,467

Consumer, Cyclical — 13.8%
Apparel — 0.9%
Burberry Group PLC	209,460	4,288,600

Auto Manufacturers — 0.7%
Bayerische Motoren Werke AG	36,627	3,532,381

Distribution & Wholesale — 1.1%
Wolseley PLC	115,293	5,480,003

Entertainment — 1.9%
William Hill PLC	1,669,225	9,480,579

Home Furnishing — 0.9%
SEB SA	57,399	4,243,508

Leisure Time — 1.7%
Carnival Corp.	227,080	8,349,731

	Number of Shares	Value
Retail — 6.5%
Cie Financiere Richemont SA	29,166	$2,332,215
Domino’s Pizza UK & IRL PLC	614,450	5,030,085
Inditex SA	59,090	8,278,382
PPR	34,350	6,402,250
Shoppers Drug Mart Corp. (b)	177,789	7,649,914
Swatch Group AG	4,077	2,098,165

		31,791,011

Toys, Games & Hobbies — 0.1%
Nintendo Co. Ltd.	7,300	778,912

		67,944,725

Consumer, Non-cyclical — 30.2%
Agriculture — 0.1%
Swedish Match AB	13,696	461,292

Beverages — 6.0%
C&C Group PLC	1,006,564	6,191,796
Diageo PLC	216,880	6,313,924
Heineken NV	140,102	9,345,213
Pernod-Ricard SA	63,625	7,481,459

		29,332,392

Biotechnology — 1.6%
Ceres, Inc. (a)	87,393	396,764
CSL Ltd.	124,300	7,021,966
MEI Pharma, Inc. (a)	75,773	530,790

		7,949,520

Commercial Services — 7.7%
Aggreko PLC	99,350	2,849,200
Benesse Holdings, Inc.	79,047	3,276,363
BTG PLC (a)	195,059	1,056,335
Bunzl PLC	471,786	7,703,215
De La Rue PLC	71,800	1,059,729
Dignity PLC	281,379	4,865,136
Edenred	47,280	1,470,272
Experian PLC	667,875	10,791,028
MegaStudy Co. Ltd. (a)	8,134	599,532
Prosegur Cia de Seguridad SA	699,507	4,107,561
Zee Learn Ltd. (a)	152,101	85,108

		37,863,479

Cosmetics & Personal Care — 0.4%
L’Oreal	12,770	1,783,843

Foods — 4.4%
Aryzta AG (a)	131,881	6,766,569
Barry Callebaut AG (a)	5,038	4,864,816
Nestle SA	26,036	1,696,873
Unilever PLC	161,998	6,149,091
Woolworths Ltd.	78,065	2,385,985

		21,863,334

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 4.4%
Cie Generale d’Optique Essilor International SA	46,310	$4,695,391
DiaSorin SpA (b)	94,440	3,788,158
Luxottica Group SpA	108,795	4,520,553
Ortivus AB Class A (a)	84,472	84,431
Ortivus AB Class B (a)	629,520	402,539
Sonova Holding AG (a)	36,286	4,020,022
Straumann Holding AG (b)	4,201	519,237
William Demant Holding (a) (b)	42,188	3,620,681

		21,651,012

Health Care – Services — 1.0%
Sonic Healthcare Ltd.	349,167	4,875,759

Household Products — 1.0%
Reckitt Benckiser Group PLC	76,622	4,799,888

Pharmaceuticals — 3.6%
Grifols SA (a)	236,503	8,320,968
Novogen Ltd. (a) (b)	1,756,969	301,047
Roche Holding AG	43,391	8,839,827

		17,461,842

		148,042,361

Diversified — 0.9%
Holding Company – Diversified — 0.9%
LVMH Moet Hennessy Louis Vuitton SA	22,840	4,256,170

Energy — 3.3%
Oil & Gas — 1.2%
BG Group PLC	277,840	4,658,895
Cairn Energy PLC (a)	202,861	888,712

		5,547,607

Oil & Gas Services — 2.1%
Hunting PLC	37,280	487,003
Saipem SpA	54,591	2,117,988
Schoeller-Bleckmann Oilfield Equipment AG	30,373	3,190,204
Technip SA	40,130	4,620,135

		10,415,330

		15,962,937

Financial — 4.3%
Banks — 0.8%
ICICI Bank Ltd. Sponsored ADR (India)	94,165	4,106,536

Diversified Financial — 2.5%
BinckBank NV (b)	251,926	2,070,991
Housing Development Finance Corp.	53,638	817,341
ICAP PLC	954,892	4,885,232
Tullett Prebon PLC	728,431	3,022,352
UBS AG (a)	92,924	1,461,339

		12,257,255

	Number of Shares	Value
Insurance — 1.0%
Prudential PLC	343,458	$4,792,366

		21,156,157

Industrial — 19.6%
Aerospace & Defense — 1.7%
Empresa Brasileira de Aeronautica SA	670,619	4,798,798
European Aeronautic Defence and Space Co.	83,820	3,285,184

		8,083,982

Building Materials — 2.7%
James Hardie Industries NV	968,300	9,367,541
Sika AG	1,689	3,914,465

		13,282,006

Electrical Components & Equipment — 2.1%
Legrand SA	127,030	5,361,530
Schneider Electric SA	66,850	4,985,909

		10,347,439

Electronics — 4.3%
Fanuc Corp.	15,200	2,826,650
Hoya Corp.	249,700	4,916,331
Ibiden Co. Ltd. (b)	39,094	624,042
Keyence Corp.	22,909	6,322,679
Nidec Corp. (b)	42,000	2,455,943
Omron Corp.	88,221	2,115,364
Phoenix Mecano	4,262	2,005,257

		21,266,266

Engineering & Construction — 3.0%
ABB Ltd. (a)	196,957	4,089,596
Boskalis Westminster	116,776	5,323,751
Leighton Holdings Ltd.	153,042	2,879,352
Trevi Finanziaria SpA (b)	487,717	2,632,556

		14,925,255

Machinery – Construction & Mining — 0.8%
Atlas Copco AB A Shares	100,364	2,778,387
Outotec OYJ (b)	23,221	1,328,652

		4,107,039

Machinery – Diversified — 1.6%
Alstom SA	76,040	3,115,890
The Weir Group PLC	147,879	4,590,086

		7,705,976

Manufacturing — 2.5%
Aalberts Industries NV	430,213	9,094,752
Siemens AG	31,317	3,403,833

		12,498,585

Transportation — 0.9%
Koninklijke Vopak NV	60,199	4,244,614

		96,461,162

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 10.5%
Biotechnology — 0.0%
Tyrian Diagnostics Ltd. (a)	16,676,300	$17,317

Computers — 1.4%
Gemalto NV	72,980	6,607,325

Semiconductors — 1.1%
ARM Holdings PLC	430,540	5,505,281

Software — 8.0%
Amadeus IT Holding SA	188,099	4,720,207
Aveva Group PLC	85,953	3,056,506
Compugroup Holding AG	58,946	1,133,311
Dassault Systemes SA	57,770	6,467,077
Infosys Technologies Ltd.	24,442	1,041,632
SAP AG	173,252	13,878,617
Temenos Group AG (a) (b)	291,943	5,146,225
The Sage Group PLC	843,800	4,042,323

		39,485,898

		51,615,821

Utilities — 0.7%
Electric — 0.7%
APR Energy PLC (b)	268,560	3,575,980

TOTAL COMMON STOCK (Cost $375,410,323)		478,725,166

TOTAL EQUITIES (Cost $375,410,323)		478,725,166

MUTUAL FUNDS — 9.3%
Diversified Financial — 9.3%
Oppenheimer Institutional Money Market Fund Class E (c)	13,151,728	13,151,728
State Street Navigator Securities Lending Prime Portfolio (d)	32,347,982	32,347,982

		45,499,710

TOTAL MUTUAL FUNDS (Cost $45,499,710)		45,499,710

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Mei Pharma, Inc., Expires 05/10/17, Strike 1.19 (a) (e)	301,298	-
Tyrian Diagnostics Ltd., Expires 12/20/13, Strike 0.01 (a)	4,657,320	4,836

TOTAL WARRANTS (Cost $0)		4,836

TOTAL LONG-TERM INVESTMENTS (Cost $420,910,033)		524,229,712

Value
TOTAL INVESTMENTS — 106.8% (Cost $420,910,033) (f)	$524,229,712

Other Assets/(Liabilities) — (6.8)%	(33,264,187)

NET ASSETS — 100.0%	$490,965,525

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2012, was $30,964,264. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(c)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	This security is valued in good faith under procedures established by the Board of Trustees. At December 31, 2012, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Focused International Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.9%

COMMON STOCK — 100.9%
Basic Materials — 14.4%
Chemicals — 4.7%
Israel Chemicals Ltd.	213,355	$2,572,096
Lintec Corp.	57,400	1,071,004
Syngenta AG	6,495	2,619,973

		6,263,073

Iron & Steel — 1.2%
Hitachi Metals Ltd.	192,000	1,623,648

Mining — 8.5%
Fresnillo PLC	110,933	3,442,119
Newcrest Mining Ltd.	106,784	2,493,082
Paladin Energy Ltd. (a) (b)	1,358,594	1,494,193
Randgold Resources Ltd.	24,390	2,403,780
Yamana Gold, Inc.	96,325	1,657,753

		11,490,927

		19,377,648

Communications — 14.8%
Internet — 3.4%
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	25,700	2,577,453
Rakuten, Inc. (b)	262,800	2,049,499

		4,626,952

Media — 3.3%
Jupiter Telecommunications Co. Ltd.	1,280	1,589,961
WPP PLC	194,372	2,825,639

		4,415,600

Telecommunications — 8.1%
America Movil SAB de CV Series L ADR (Mexico)	118,595	2,744,288
China Unicom Hong Kong Ltd. Sponsored ADR (Hong Kong) (b)	130,212	2,121,154
KT Corp. Sponsored ADR (Republic of Korea) (b)	148,857	2,491,866
Nippon Telegraph & Telephone Corp.	20,900	877,930
SES SA	92,037	2,662,523

		10,897,761

		19,940,313

Consumer, Cyclical — 2.9%
Auto Manufacturers — 2.9%
Toyota Motor Corp.	82,900	3,869,487

Consumer, Non-cyclical — 23.6%
Agriculture — 3.5%
Golden Agri-Resources Ltd.	3,875,000	2,086,054
Imperial Tobacco Group PLC	66,835	2,580,823

		4,666,877

	Number of Shares	Value
Beverages — 2.0%
SABMiller PLC	56,439	$2,656,476

Commercial Services — 1.0%
Experian PLC	83,755	1,353,251

Foods — 0.5%
Marine Harvest (a)	759,983	704,345

Health Care – Products — 3.9%
Elekta AB	171,049	2,697,394
Fresenius SE & Co. KGaA	22,470	2,586,140

		5,283,534

Household Products — 1.7%
Societe BIC SA	19,435	2,320,062

Pharmaceuticals — 11.0%
Bayer AG	23,350	2,217,375
Chugai Pharmaceutical Co. Ltd.	98,500	1,887,758
GlaxoSmithKline PLC	130,785	2,839,549
Sanofi	24,854	2,357,034
Shire Ltd.	95,566	2,935,118
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	71,015	2,651,700

		14,888,534

		31,873,079

Diversified — 1.6%
Holding Company – Diversified — 1.6%
Keppel Corp. Ltd.	241,400	2,193,477

Energy — 9.3%
Oil & Gas — 9.3%
BG Group PLC	133,419	2,237,205
Cairn Energy PLC (a)	290,257	1,271,584
Gazprom OAO Sponsored ADR (Russia)	202,304	1,968,418
Niko Resources Ltd.	38,662	413,944
Royal Dutch Shell PLC Class A	74,806	2,571,990
Total SA	40,598	2,101,252
Tullow Oil PLC	94,270	1,919,748

		12,484,141

Financial — 22.4%
Banks — 3.7%
DBS Group Holdings, Ltd.	183,000	2,240,163
Julius Baer Group Ltd. (a)	75,233	2,706,781

		4,946,944

Diversified Financial — 4.1%
Deutsche Boerse AG	47,155	2,878,152
UBS AG (a)	171,977	2,704,540

		5,582,692

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 12.9%
Admiral Group PLC	128,778	$2,465,955
China Pacific Insurance Group Co. Ltd. Class H	597,400	2,240,532
Muenchener Rueckversicherungs AG	13,632	2,447,539
Prudential PLC	216,139	3,015,848
SCOR SE	77,309	2,084,590
Tokio Marine Holdings, Inc.	89,600	2,498,227
Zurich Insurance Group AG (a)	9,644	2,578,725

		17,331,416

Investment Companies — 1.7%
Resolution Ltd.	566,489	2,261,362

		30,122,414

Industrial — 6.9%
Aerospace & Defense — 1.5%
Rolls-Royce Holdings PLC (a)	137,731	1,984,464

Electronics — 3.9%
Keyence Corp.	10,200	2,815,109
Kyocera Corp.	27,300	2,475,595

		5,290,704

Transportation — 1.5%
East Japan Railway	31,400	2,030,208

		9,305,376

Technology — 3.8%
Semiconductors — 2.2%
Tokyo Electron Ltd.	63,000	2,898,830

Software — 1.6%
SAP AG	27,425	2,196,922

		5,095,752

Utilities — 1.2%
Water — 1.2%
Suez Environnement Co.	137,775	1,661,256

TOTAL COMMON STOCK (Cost $131,126,849)		135,922,943

TOTAL EQUITIES (Cost $131,126,849)		135,922,943

MUTUAL FUNDS — 4.6%
Diversified Financial — 4.6%
State Street Navigator Securities Lending Prime Portfolio (c)	6,241,074	6,241,074

TOTAL MUTUAL FUNDS (Cost $6,241,074)		6,241,074

TOTAL LONG-TERM INVESTMENTS (Cost $137,367,923)		142,164,017

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/12, 0.010%, due 1/02/13 (d)	$925,369	$925,369

TOTAL SHORT-TERM INVESTMENTS (Cost $925,369)		925,369

TOTAL INVESTMENTS — 106.2% (Cost $138,293,292) (e)		143,089,386

Other Assets/(Liabilities) — (6.2)%		(8,331,530)

NET ASSETS — 100.0%		$134,757,856

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2012, was $5,952,689. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $925,369. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $947,611.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

December 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.8%

COMMON STOCK — 93.3%
Basic Materials — 6.2%
Chemicals — 2.6%
LG Chem Ltd.	11,937	$3,711,183

Iron & Steel — 2.9%
Gerdau SA Sponsored ADR (Brazil) (a)	150,000	1,348,500
POSCO	8,435	2,757,984

		4,106,484

Mining — 0.7%
African Minerals Ltd. (a) (b)	176,421	919,929

		8,737,596

Communications — 10.0%
Internet — 3.1%
Baidu, Inc. Sponsored ADR (Cayman Islands) (b)	15,600	1,564,524
NHN Corp.	6,177	1,317,109
Tencent Holdings Ltd.	42,700	1,386,319

		4,267,952

Media — 1.5%
Naspers Ltd.	33,549	2,155,619

Telecommunications — 5.4%
America Movil SAB de CV Series L ADR (Mexico)	73,666	1,704,631
China Mobile Ltd.	232,500	2,723,471
Mobile TeleSystems Sponsored ADR (Russia) (a)	96,591	1,801,422
MTN Group Ltd.	65,955	1,386,276

		7,615,800

		14,039,371

Consumer, Cyclical — 6.2%
Automotive & Parts — 2.4%
Hero Honda Motors Ltd.	15,077	526,121
Hyundai Mobis	10,491	2,845,439

		3,371,560

Retail — 3.8%
Belle International Holdings Ltd.	1,222,000	2,698,683
Dufry Group (b)	8,412	1,113,102
Golden Eagle Retail Group Ltd.	602,000	1,502,308

		5,314,093

		8,685,653

Consumer, Non-cyclical — 4.5%
Agriculture — 1.4%
KT&G Corp.	26,245	1,990,336

	Number of Shares	Value
Beverages — 0.5%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	7,727	$675,417

Commercial Services — 0.8%
CCR SA	110,890	1,051,565

Health Care – Products — 1.2%
Hengan International Group Co. Ltd.	186,000	1,677,542

Household Products — 0.6%
Kimberly-Clark de Mexico SAB de CV Class A (Mexico)	351,844	903,679

		6,298,539

Diversified — 1.5%
Holding Company – Diversified — 1.5%
Bidvest Group Ltd.	83,274	2,130,433

Energy — 13.0%
Oil & Gas — 13.0%
CNOOC Ltd.	2,190,000	4,808,707
Gazprom OAO Sponsored ADR (Russia)	196,678	1,913,677
Kunlun Energy Co. Ltd	812,000	1,702,539
NovaTek OAO GDR (Russia) (c)	22,301	2,671,660
Petroleo Brasileiro SA Sponsored ADR (Brazil)	178,164	3,438,565
Petroleo Brasileiro SA Sponsored ADR (Brazil)	20,789	404,762
Rosneft Oil Co. GDR (Russia) (c)	200,805	1,813,121
Sasol Ltd.	35,226	1,529,328

		18,282,359

Financial — 28.4%
Banks — 17.1%
China Construction Bank Corp. Class H	4,309,890	3,512,579
Grupo Financiero Santander Mexico SAB de CV Sponsored ADR Class B (Mexico) (b)	93,663	1,515,467
HDFC Bank Ltd. ADR (India)	79,800	3,249,456
ICICI Bank Ltd.	109,757	2,311,391
Industrial & Commercial Bank of China	4,700,670	3,389,973
KB Financial Group, Inc.	77,835	2,777,184
OTP Bank PLC	29,689	564,299
Powszechna Kasa Oszczednosci Bank Polski SA	161,709	1,950,639
Sberbank	985,394	3,044,243
State Bank of India	37,702	1,666,536

		23,981,767

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 5.1%
Bolsa Mexicana de Valores SAB de CV	442,300	$1,115,476
CITIC Securities Co. Ltd.	750,000	1,915,686
Grupo Financiero Banorte SAB de CV Class O	257,302	1,661,496
Mega Financial Holding Co. Ltd.	3,030,560	2,368,946

		7,061,604

Insurance — 2.8%
Ping An Insurance Group Co. of China Ltd. Class H	466,500	3,969,690

Real Estate — 3.3%
BR Malls Participacoes SA	90,649	1,200,918
China Overseas Land & Investment Ltd.	1,136,000	3,441,132

		4,642,050

Real Estate Investment Trusts (REITS) — 0.1%
Fibra Uno Administracion SA de CV	58,900	177,707

		39,832,818

Industrial — 13.6%
Building Materials — 3.9%
Anhui Conch Cement Co. Ltd. Class H	876,000	3,259,238
BBMG Corp.	1,830,500	1,697,198
Cemex SAB de CV Sponsored ADR (Mexico) (b)	59,400	586,278

		5,542,714

Electrical Components & Equipment — 1.2%
Bharat Heavy Electricals Ltd.	397,685	1,682,112

Electronics — 2.9%
Hon Hai Precision Industry Co. Ltd.	1,326,671	4,089,718

Engineering & Construction — 3.6%
China Communications Construction Co. Ltd. Class H	1,561,000	1,530,804
Hyundai Engineering & Construction Co. Ltd.	23,148	1,524,836
Larsen & Toubro Ltd.	66,083	1,959,999

		5,015,639

Machinery – Construction & Mining — 1.1%
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	985,200	1,487,262

Shipbuilding — 0.9%
Hyundai Heavy Industries Co. Ltd.	5,312	1,212,052

		19,029,497

Technology — 9.9%
Computers — 0.6%
Lenovo Group Ltd.	912,000	833,741

	Number of Shares	Value
Semiconductors — 9.3%
Samsung Electronics Co., Ltd.	6,126	$8,767,685
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	251,617	4,317,748

		13,085,433

		13,919,174

TOTAL COMMON STOCK (Cost $120,314,186)		130,955,440

PREFERRED STOCK — 7.5%
Basic Materials — 3.8%
Iron & Steel — 1.0%
Usinas Siderurgicas de Minas Gerais SA Class A 0.700%	218,100	1,421,826

Mining — 2.8%
Vale SA Sponsored ADR 5.970%	194,194	3,942,138

		5,363,964

Consumer, Non-cyclical — 0.9%
Foods — 0.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 0.820%	27,200	1,196,917

Financial — 2.8%
Banks — 2.8%
Banco do Estado do Rio Grande do Sul SA Class B 4.940%	136,300	1,048,147
Itau Unibanco Holding SA 3.270%	177,460	2,931,254

		3,979,401

TOTAL PREFERRED STOCK (Cost $11,190,096)		10,540,282

TOTAL EQUITIES (Cost $131,504,282)		141,495,722

MUTUAL FUNDS — 1.6%
Diversified Financial — 1.6%
State Street Navigator Securities Lending Prime Portfolio (d)	2,184,282	2,184,282

TOTAL MUTUAL FUNDS (Cost $2,184,282)		2,184,282

TOTAL LONG-TERM INVESTMENTS (Cost $133,688,564)		143,680,004

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/12, 0.010%, due 1/02/13 (e)	$908,096	$908,096

Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/13	16,717	16,717

TOTAL SHORT-TERM INVESTMENTS (Cost $924,813)		924,813

TOTAL INVESTMENTS — 103.1% (Cost $134,613,377) (f)		144,604,817

Other Assets/(Liabilities) — (3.1)%		(4,282,503)

NET ASSETS — 100.0%		$140,322,314

Notes to Portfolio of Investments

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2012, was $2,106,846. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2012, these securities amounted to a value of $4,484,781 or 3.20% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $908,096. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $927,991.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier Money Market Fund (“Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier International Bond Fund (“International Bond Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Barings Dynamic Allocation Fund (“Barings Dynamic Allocation Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small/Mid Cap Opportunities Fund (“Small/Mid Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Focused International Fund (“Focused International Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Class Z	Class S	Class Y	Class L	Class A	Class N
Money Market Fund	None	10/3/1994	1/1/1998	None*	1/1/1998	None**
Short-Duration Bond Fund	12/3/2010	10/3/1994	1/1/1998	5/3/1999	1/1/1998	12/31/2002
Inflation-Protected and Income Fund	3/1/2011	12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
Core Bond Fund	12/3/2010	10/3/1994	1/1/1998	5/3/1999	1/1/1998	12/31/2002
Diversified Bond Fund	12/3/2010	5/3/1999	5/3/1999	5/3/1999	5/3/1999	12/31/2002
High Yield Fund	3/1/2011	11/1/2004	9/5/2000	11/1/2004	11/1/2004	11/1/2004
International Bond Fund	None	12/20/2007	12/20/2007	12/20/2007	12/20/2007	None**
Balanced Fund	None	10/3/1994	1/1/1998	5/3/1999	1/1/1998	None**
Barings Dynamic Allocation Fund	11/28/2011	11/28/2011	11/28/2011	11/28/2011	11/28/2011	None
Value Fund	None	11/1/2004	11/1/2004	7/25/1995	11/1/2004	11/1/2004
Disciplined Value Fund	None	11/1/2004	12/19/2000	11/1/2004	11/1/2004	11/1/2004
Main Street Fund	None	12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004
Capital Appreciation Fund	None	12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004
Disciplined Growth Fund	None	11/1/2004	12/19/2000	11/1/2004	11/1/2004	None**
Small/Mid Cap Opportunities Fund	None	11/1/2004	11/1/2004	11/1/2004	7/20/1998	None**
Global Fund	None	12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004

Notes to Portfolio of Investments (Unaudited) (Continued)

	Class Z	Class S	Class Y	Class L	Class A	Class N
International Equity Fund	None	10/3/1994	1/1/1998	5/3/1999	1/1/1998	None**
Focused International Fund	12/3/2010	12/1/2005	12/1/2005	12/1/2005	12/1/2005	12/1/2005
Strategic Emerging Markets Fund	3/1/2011	11/3/2008	11/3/2008	11/3/2008	11/3/2008	None**

*	Class L shares were converted to Class S shares on July 27, 2009 and are no longer available.
**	Class N shares were eliminated as of February 22, 2011.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying portfolio of investments for the Barings Dynamic Allocation Fund includes the accounts of MassMutual Barings Cayman Dynamic Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Barings Dynamic Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Barings Dynamic Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Barings Dynamic Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of December 31, 2012, the Barings Dynamic Allocation Fund’s net assets were approximately $18,069,054, of which approximately $1,378,504 or approximately 7.6%, represented the Fund’s ownership of the shares of the Subsidiary.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations

Notes to Portfolio of Investments (Unaudited) (Continued)

or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Money Market Fund characterized all investments at Level 2, as of December 31, 2012. The Value Fund, Disciplined Value Fund, and Disciplined Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2012. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of December 31, 2012, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$178,746,886	$-	$178,746,886

Total Municipal Obligations	-	3,607,792	-	3,607,792

Non-U.S. Government Agency Obligations
Automobile ABS	-	16,037,769	-	16,037,769
Commercial MBS	-	32,236,484	-	32,236,484
Home Equity ABS	-	10,440,445	-	10,440,445
Manufactured Housing ABS	-	262,134	-	262,134
Other ABS	-	11,528,699	3,015,878	14,544,577
Student Loans ABS	-	23,086,486	-	23,086,486
WL Collateral CMO	-	3,612,385	-	3,612,385
WL Collateral PAC	-	538,358	-	538,358

Total Non-U.S. Government Agency Obligations	-	97,742,760	3,015,878	100,758,638

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	29,737,716	-	29,737,716

Total U.S. Government Agency Obligations and Instrumentalities	-	29,737,716	-	29,737,716

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	284,715	-	284,715

Total U.S. Treasury Obligations	-	284,715	-	284,715

Total Bonds & Notes	-	310,119,869	3,015,878	313,135,747

Total Long-Term Investments	-	310,119,869	3,015,878	313,135,747

Total Short-Term Investments	-	184,299,114	-	184,299,114

Total Investments	$-	$494,418,983	$3,015,878	$497,434,861

Inflation-Protected and Income Fund
Bonds & Notes
Total Corporate Debt	$-	$3,275,606	$-	$3,275,606

Total Municipal Obligations	-	2,487,156	-	2,487,156

Non-U.S. Government Agency Obligations
Automobile ABS	-	29,279,779	-	29,279,779
Commercial MBS	-	6,876,895	-	6,876,895
Credit Card ABS	-	875,701	-	875,701
Home Equity ABS	-	6,439,337	-	6,439,337
Other ABS	-	21,463,070	2,154,072	23,617,142
Student Loans ABS	-	31,424,417	-	31,424,417
WL Collateral CMO	-	476,705	-	476,705
WL Collateral PAC	-	241,942	-	241,942

Total Non-U.S. Government Agency Obligations	-	97,077,846	2,154,072	99,231,918

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Inflation-Protected and Income Fund (Continued)
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	$-	$466,966	$-	$466,966

Total U.S. Government Agency Obligations and Instrumentalities	-	466,966	-	466,966

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	352,161,889	-	352,161,889

Total U.S. Treasury Obligations	-	352,161,889	-	352,161,889

Total Bonds & Notes	-	455,469,463	2,154,072	457,623,535

Total Long-Term Investments	-	455,469,463	2,154,072	457,623,535

Total Short-Term Investments	-	198,948,908	-	198,948,908

Total Investments	$-	$654,418,371	$2,154,072	$656,572,443

Core Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$685,107,263	$-	$685,107,263

Total Municipal Obligations	-	8,249,151	-	8,249,151

Non-U.S. Government Agency Obligations
Automobile ABS	-	13,696,945	-	13,696,945
Commercial MBS	-	124,441,884	-	124,441,884
Home Equity ABS	-	40,522,101	-	40,522,101
Other ABS	-	34,989,003	8,747,390	43,736,393
Student Loans ABS	-	39,547,633	798,360	40,345,993
WL Collateral CMO	-	10,859,415	-	10,859,415
WL Collateral PAC	-	1,459,683	-	1,459,683

Total Non-U.S. Government Agency Obligations	-	265,516,664	9,545,750	275,062,414

Total Sovereign Debt Obligations	-	16,895,094	-	16,895,094

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	1,636,373	-	1,636,373
Pass-Through Securities	-	535,722,809	-	535,722,809

Total U.S. Government Agency Obligations and Instrumentalities	-	537,359,182	-	537,359,182

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	160,633,507	-	160,633,507

Total U.S. Treasury Obligations	-	160,633,507	-	160,633,507

Total Bonds & Notes	-	1,673,760,861	9,545,750	1,683,306,611

Total Long-Term Investments	-	1,673,760,861	9,545,750	1,683,306,611

Total Short-Term Investments	-	422,860,010	-	422,860,010

Total Investments	$-	$2,096,620,871	$9,545,750	$2,106,166,621

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Bond Fund
Equities
Common Stock
Basic Materials	$-	$-	$51,884	$51,884

Total Common Stock	-	-	51,884	51,884

Total Equities	-	-	51,884	51,884

Bonds & Notes
Total Corporate Debt	-	49,281,184	-	49,281,184

Total Municipal Obligations	-	694,613	-	694,613

Non-U.S. Government Agency Obligations
Auto Floor Plan ABS	-	236,423	-	236,423
Automobile ABS	-	166,952	-	166,952
Commercial MBS	-	6,895,705	-	6,895,705
Home Equity ABS	-	2,478,031	-	2,478,031
Other ABS	-	1,442,515	1,302,145	2,744,660
Student Loans ABS	-	2,449,921	-	2,449,921
WL Collateral CMO	-	1,493,491	-	1,493,491
WL Collateral PAC	-	63,638	-	63,638

Total Non-U.S. Government Agency Obligations	-	15,226,676	1,302,145	16,528,821

Total Sovereign Debt Obligations	-	1,258,520	-	1,258,520

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	65,750	-	65,750
Pass-Through Securities	-	26,821,873	-	26,821,873

Total U.S. Government Agency Obligations and Instrumentalities	-	26,887,623	-	26,887,623

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	1,238,282	-	1,238,282

Total U.S. Treasury Obligations	-	1,238,282	-	1,238,282

Total Bonds & Notes	-	94,586,898	1,302,145	95,889,043

Total Long-Term Investments	-	94,586,898	1,354,029	95,940,927

Total Short-Term Investments	-	22,550,658	-	22,550,658

Total Investments	$-	$117,137,556	$1,354,029	$118,491,585

High Yield Fund
Equities
Common Stock
Basic Materials	$-	$-	$636,345	$636,345

Total Common Stock	-	-	636,345	636,345

Total Equities	-	-	636,345	636,345

Bonds & Notes
Total Bank Loans	-	9,336,505	-	9,336,505

Total Corporate Debt	-	218,737,932	-	218,737,932

Total Bonds & Notes	-	228,074,437	-	228,074,437

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
High Yield Fund (Continued)
Total Long-Term Investments	$-	$228,074,437	$636,345	$228,710,782

Total Short-Term Investments	-	9,913,799	-	9,913,799

Total Investments	$-	$237,988,236	$636,345	$238,624,581

International Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$17,676,971	$-	$17,676,971

Total Sovereign Debt Obligations	-	46,102,017	1,528,400	47,630,417

Total Bonds & Notes	-	63,778,988	1,528,400	65,307,388

Total Long-Term Investments	-	63,778,988	1,528,400	65,307,388

Total Short-Term Investments	-	732,023	-	732,023

Total Investments	$-	$64,511,011	$1,528,400	$66,039,411

Balanced Fund
Equities
Common Stock
Basic Materials	$2,051,519	$-	$-	$2,051,519
Communications	8,301,551	-	-	8,301,551
Consumer, Cyclical	5,302,467	-	-	5,302,467
Consumer, Non-cyclical	14,923,810	-	-	14,923,810
Diversified	22,267	-	-	22,267
Energy	6,604,644	-	-	6,604,644
Financial	10,985,748	-	-	10,985,748
Industrial	6,388,899	-	-	6,388,899
Technology	8,846,840	-	-	8,846,840
Utilities	2,037,897	-	-	2,037,897

Total Common Stock	65,465,642	-	-	65,465,642

Preferred Stock
Consumer, Cyclical	-	9	-	9

Total Preferred Stock	-	9	-	9

Total Equities	65,465,642	9	-	65,465,651

Bonds & Notes
Total Corporate Debt	-	16,662,307	-	16,662,307

Total Municipal Obligations	-	229,005	-	229,005

Non-U.S. Government Agency Obligations
Automobile ABS	-	384,046	-	384,046
Commercial MBS	-	3,101,641	-	3,101,641
Home Equity ABS	-	991,143	-	991,143
Other ABS	-	770,785	330,410	1,101,195
Student Loans ABS	-	1,044,476	-	1,044,476
WL Collateral CMO	-	336,735	-	336,735
WL Collateral PAC	-	53,150	-	53,150

Total Non-U.S. Government Agency Obligations	-	6,681,976	330,410	7,012,386

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Balanced Fund (Continued)
Total Sovereign Debt Obligations	$-	$425,037	$-	$425,037

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	72,796	-	72,796
Pass-Through Securities	-	13,120,113	-	13,120,113

Total U.S. Government Agency Obligations and Instrumentalities	-	13,192,909	-	13,192,909

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	4,946,694	-	4,946,694

Total U.S. Treasury Obligations	-	4,946,694	-	4,946,694

Total Bonds & Notes	-	42,137,928	330,410	42,468,338

Total Mutual Funds	10,850,836	-	-	10,850,836

Total Long-Term Investments	76,316,478	42,137,937	330,410	118,784,825

Total Short-Term Investments	-	23,382,018	-	23,382,018

Total Investments	$76,316,478	$65,519,955	$330,410	$142,166,843

Barings Dynamic Allocation Fund
Bonds & Notes
Total Sovereign Debt Obligations	$-	$524,164	$-	$524,164

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	464,758	-	464,758

Total U.S. Treasury Obligations	-	464,758	-	464,758

Total Bonds & Notes	-	988,922	-	988,922

Total Mutual Funds	17,171,425	-	-	17,171,425

Total Long-Term Investments	17,171,425	988,922	-	18,160,347

Total Short-Term Investments	-	2,004,541	-	2,004,541

Total Investments	$17,171,425	$2,993,463	$-	$20,164,888

Main Street Fund
Equities
Common Stock
Basic Materials	$3,818,318	$-	$-	$3,818,318
Communications	20,881,380	-	-	20,881,380
Consumer, Cyclical	11,062,901	-	-	11,062,901
Consumer, Non-cyclical	42,070,580	1,815,146	-	43,885,726
Energy	13,796,785	-	-	13,796,785
Financial	30,138,349	-	-	30,138,349
Industrial	14,704,973	-	-	14,704,973
Technology	21,503,874	-	-	21,503,874
Utilities	824,018	-	-	824,018

Total Common Stock	158,801,178	1,815,146	-	160,616,324

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Main Street Fund (Continued)
Preferred Stock
Consumer, Non-cyclical	$-	$652,222	$-		$652,222

Total Preferred Stock	-	652,222	-		652,222

Total Equities	158,801,178	2,467,368	-		161,268,546

Total Long-Term Investments	158,801,178	2,467,368	-		161,268,546

Total Short-Term Investments	-	2,942,370	-		2,942,370

Total Investments	$158,801,178	$5,409,738	$-		$164,210,916

Capital Appreciation Fund
Equities
Common Stock
Basic Materials	$14,241,784	$-	$-		$14,241,784
Communications	37,772,214	-	-		37,772,214
Consumer, Cyclical	40,144,026	-	-		40,144,026
Consumer, Non-cyclical	46,003,931	17,874,351	-		63,878,282
Energy	28,961,902	-	-		28,961,902
Financial	3,558,695	2,324,574	-		5,883,269
Industrial	38,748,430	-	-		38,748,430
Technology	50,504,269	-	-		50,504,269

Total Common Stock	259,935,251	20,198,925	-		280,134,176

Total Equities	259,935,251	20,198,925	-		280,134,176

Total Long-Term Investments	259,935,251	20,198,925	-		280,134,176

Total Short-Term Investments	-	2,749,985	-		2,749,985

Total Investments	$259,935,251	$22,948,910	$-		$282,884,161

Small/Mid Cap Opportunities Fund
Equities
Common Stock
Basic Materials	$6,952,418	$-	$-		$6,952,418
Communications	6,643,187	-	-		6,643,187
Consumer, Cyclical	14,217,197	-	-		14,217,197
Consumer, Non-cyclical	26,521,634	-	-		26,521,634
Diversified	30,183	-	-		30,183
Energy	7,545,701	-	-	+	7,545,701
Financial	30,656,736	-	-		30,656,736
Industrial	22,786,253	49,386	-		22,835,639
Technology	12,904,467	-	-		12,904,467
Utilities	2,080,668	-	-		2,080,668

Total Common Stock	130,338,444	49,386	-		130,387,830

Total Equities	130,338,444	49,386	-		130,387,830

Total Mutual Funds	8,709,391	-	-		8,709,391

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small/Mid Cap Opportunities Fund (Continued)
Rights
Consumer, Non-cyclical	$-	$-	$6	$6

Total Rights	-	-	6	6

Total Long-Term Investments	139,047,835	49,386	6	139,097,227

Total Short-Term Investments	-	3,242,843	-	3,242,843

Total Investments	$139,047,835	$3,292,229	$6	$142,340,070

Global Fund
Equities
Common Stock
Basic Materials	$-	$4,714,779	$-	$4,714,779
Communications	39,655,869	18,472,514	-	58,128,383
Consumer, Cyclical	16,581,850	21,654,106	-	38,235,956
Consumer, Non-cyclical	41,608,039	24,306,945	-	65,914,984
Diversified	-	7,418,481	-	7,418,481
Energy	3,143,896	11,261,233	-	14,405,129
Financial	15,845,340	40,248,369	-	56,093,709
Industrial	15,408,875	44,908,775	-	60,317,650
Technology	30,693,059	15,833,505	-	46,526,564
Utilities	-	1,929,766	-	1,929,766

Total Common Stock	162,936,928	190,748,473	-	353,685,401

Preferred Stock
Consumer, Cyclical	-	7,167,030	-	7,167,030

Total Preferred Stock	-	7,167,030	-	7,167,030

Total Equities	162,936,928	197,915,503	-	360,852,431

Total Mutual Funds	15,502,709	-	-	15,502,709

Rights
Energy	79,182	-	-	79,182

Total Rights	79,182	-	-	79,182

Total Long-Term Investments	178,518,819	197,915,503	-	376,434,322

Total Investments	$178,518,819	$197,915,503	$-	$376,434,322

International Equity Fund
Equities
Common Stock
Basic Materials	$-	$14,558,386	$-	$14,558,386
Communications	9,469,050	45,682,417	-	55,151,467
Consumer, Cyclical	15,999,645	51,945,080	-	67,944,725
Consumer, Non-cyclical	927,554	147,114,807	-	148,042,361
Diversified	-	4,256,170	-	4,256,170
Energy	-	15,962,937	-	15,962,937
Financial	4,106,536	17,049,621	-	21,156,157
Industrial	-	96,461,162	-	96,461,162

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
International Equity Fund (Continued)
Technology	$-	$51,615,821	$-		$51,615,821
Utilities	-	3,575,980	-		3,575,980

Total Common Stock	30,502,785	448,222,381	-		478,725,166

Total Equities	30,502,785	448,222,381	-		478,725,166

Total Mutual Funds	45,499,710	-	-		45,499,710

Warrants
Consumer, non-cyclical	-	4,836	-	+	4,836

Total Warrants	-	4,836	-		4,836

Total Long-Term Investments	76,002,495	448,227,217	-		524,229,712

Total Investments	$76,002,495	$448,227,217	$-		$524,229,712

Focused International Fund
Equities
Common Stock
Basic Materials	$1,657,753	$17,719,895	$-		$19,377,648
Communications	9,934,761	10,005,552	-		19,940,313
Consumer, Cyclical	-	3,869,487	-		3,869,487
Consumer, Non-cyclical	2,651,700	29,221,379	-		31,873,079
Diversified	-	2,193,477	-		2,193,477
Energy	413,944	12,070,197	-		12,484,141
Financial	-	30,122,414	-		30,122,414
Industrial	-	9,305,376	-		9,305,376
Technology	-	5,095,752	-		5,095,752
Utilities	-	1,661,256	-		1,661,256

Total Common Stock	14,658,158	121,264,785	-		135,922,943

Total Equities	14,658,158	121,264,785	-		135,922,943

Total Mutual Funds	6,241,074	-	-		6,241,074

Total Long-Term Investments	20,899,232	121,264,785	-		142,164,017

Total Short-Term Investments	-	925,369	-		925,369

Total Investments	$20,899,232	$122,190,154	$-		$143,089,386

Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$1,348,500	$7,389,096	$-		$8,737,596
Communications	5,070,577	8,968,794	-		14,039,371
Consumer, Cyclical	-	8,685,653	-		8,685,653
Consumer, Non-cyclical	1,579,096	4,719,443	-		6,298,539
Diversified	-	2,130,433	-		2,130,433
Energy	6,514,987	11,767,372	-		18,282,359
Financial	7,719,602	32,113,216	-		39,832,818
Industrial	586,278	18,443,219	-		19,029,497

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Emerging Markets Fund (Continued)
Technology	$4,317,748	$9,601,426	$-	$13,919,174

Total Common Stock	27,136,788	103,818,652	-	130,955,440

Preferred Stock
Basic Materials	3,942,138	1,421,826	-	5,363,964
Consumer, Non-cyclical	-	1,196,917	-	1,196,917
Financial	-	3,979,401	-	3,979,401

Total Preferred Stock	3,942,138	6,598,144	-	10,540,282

Total Equities	31,078,926	110,416,796	-	141,495,722

Total Mutual Funds	2,184,282	-	-	2,184,282

Total Long-Term Investments	33,263,208	110,416,796	-	143,680,004

Total Short-Term Investments	-	924,813	-	924,813

Total Investments	$33,263,208	$111,341,609	$-	$144,604,817

+	Represents security at $0 value as of December 31, 2012.

The following is the aggregate value by input level, as of December 31, 2012, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Futures Contracts
Interest Rate Risk	$40,082	$-	$-	$40,082
Swap Agreements
Credit Risk	-	129,557	-	129,557
Core Bond Fund
Futures Contracts
Interest Rate Risk	47,215	-	-	47,215
Swap Agreements
Credit Risk	-	481,529	-	481,529
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	38,915	-	-	38,915
Swap Agreements
Credit Risk	-	30,811	-	30,811
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	120,735	-	120,735
Balanced Fund
Futures Contracts
Interest Rate Risk	1,582	-	-	1,582
Swap Agreements
Credit Risk	-	11,722	-	11,722

Notes to Portfolio of Investments (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Barings Dynamic Allocation Fund
Forward Contracts
Foreign Exchange Risk	$-	$1,431	$-	$1,431
Futures Contracts
Equity Risk	3,236	-	-	3,236

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Futures Contracts
Interest Rate Risk	$(23,307)	$-	$-	$(23,307)
Swap Agreements
Credit Risk	-	(111,568)	-	(111,568)
Inflation-Protected and Income Fund
Futures Contracts
Interest Rate Risk	(1,347)	-	-	(1,347)
Core Bond Fund
Swap Agreements
Credit Risk	-	(372,182)	-	(372,182)
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	(84,705)	-	-	(84,705)
Swap Agreements
Credit Risk	-	(55,990)	-	(55,990)
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	(1,553,803)	-	(1,553,803)
Balanced Fund
Futures Contracts
Equity Risk	(14,310)	-	-	(14,310)
Interest Rate Risk	(2,614)	-	-	(2,614)
Swap Agreements
Credit Risk	-	(9,200)	-	(9,200)
Barings Dynamic Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	(16,125)	-	(16,125)

The investments purchased on a when-issued basis for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, and Balanced Fund, approximate fair value, which would be categorized at Level 2, as of December 31, 2012. The reverse repurchase agreements for the Inflation-Protected and Income Fund approximate fair value, which would be categorized at Level 2, as of December 31, 2012.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/12	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 12/31/12	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 12/31/12
Short-Duration Bond Fund
Long-Term Investments
Non-U.S. Government Agency Obligations
Other ABS†	$1,325,280	$-	$-	$134,240	$-	$-	$-	$-	$1,459,520	$134,240
Other ABS	931,245	-	-	(4,887)	630,000	-	-	-	1,556,358	(4,887)

	$2,256,525	$-	$-	$129,353	$630,000	$-	$-	$-	$3,015,878	$129,353

Inflation-Protected and Income Fund
Long-Term Investments
Non-U.S. Government Agency Obligation
Other ABS	$1,049,580	$-	$-	$(8,708)	$1,113,200	$-	$-	$-	$2,154,072	$(8,708)

Core Bond Fund
Long-Term Investments
Non-U.S. Government Agency Obligation
Other ABS†	$4,141,500	$-	$-	$419,500	$-	$-	$-	$-	$4,561,000	$419,500
Other ABS	3,112,725	-	-	(16,329)	1,089,994	-	-	-	4,186,390	(16,329)
Student Loans ABS	795,480	-	-	2,880	-	-	-	-	798,360	2,880

	$8,049,705	$-	$-	$406,051	$1,089,994	$-	$-	$-	$9,545,750	$406,051

Diversified Bond Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$51,884	$-	$-	$-	$-	$-	$-	$-	$51,884	$-
Non-U.S. Government Agency Obligations
Other ABS†	973,252			98,583					1,071,835	98,583
Other ABS	231,525	-	-	(1,215)	-	-	-	-	230,310	(1,215)

	$1,256,661	$-	$-	$97,368	$-	$-	$-	$-	$1,354,029	$97,368

High Yield Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$636,345	$-	$-	$-	$-	$-	$-	$-	$636,345	$-

International Bond Fund
Long-Term Investments
Bonds & Notes
Sovereign Debt Obligations†	$1,460,845	$-	$-	$67,555	$-	$-	$-	$-	$1,528,400	$67,555

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 9/30/12		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)		Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 12/31/12		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 12/31/12

Balanced Fund
Long-Term Investments
Non-U.S. Government Agency Obligations
Other ABS†	$207,075		$-	$-	$20,975	$-	$-		$-	$-	$228,050		$20,975
Other ABS	102,900		-	-	(540)	-	-		-	-	102,360		(540)

	$309,975		$-	$-	$20,435	$-	$-		$-	$-	$330,410		$20,435

Small/Mid Cap Opportunities Fund
Long-Term Investments
Equities
Common Stock
Energy	$-	**	$-	$-	$-	$-	$-		$-	$-	$-	***	$-
Rights
Consumer, Non-cyclical	6		-	-	-	-	-		-	-	6		-

	$6		$-	$-	$-	$-	$-		$-	$-	$6		$-

International Equity Fund
Long-Term Investments
Equities
Warrants
Consumer, Non-cyclical	$-	**	$-	$-	$-	$-	$-	**	$-	$-	$-	***	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents security at $0 value as of September 30, 2012.
***	Represents security at $0 value as of December 31, 2012.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy at December 31, 2012. The Funds recognize transfers between the Levels as of the beginning of the year.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at December 31, 2012, the following tables show how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	International Bond Fund	Balanced Fund	Barings Dynamic Allocation Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management					A		A
Directional Exposures to Currencies					A		M

Futures Contracts**
Hedging/Risk Management	A	A	A	A		A	M
Duration/Credit Quality Management	A	A	A	A		A	M
Substitution for Direct Investment	A	A	A	A		A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M		M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A		A	A		A
Duration/Credit Quality Management	A		A	A		A
Income	A		A	A		A
Substitution for Direct Investment	A		A	A		A
Intention to Create Investment Leverage in Portfolio	M		M	M		A

Type of Derivative and Objective for Use	Small/Mid Cap Opportunities Fund	Global Fund	International Equity Fund
Rights and Warrants
Result of a Corporate Action	A	A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At December 31, 2012, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$40,082	$40,082
Swap Agreements	129,557	-	-	-	129,557

Total Value	$129,557	$-	$-	$40,082	$169,639

Liability Derivatives
Futures Contracts	$-	$-	$-	$(23,307)	$(23,307)
Swap Agreements	(111,568)	-	-	-	(111,568)

Total Value	$(111,568)	$-	$-	$(23,307)	$(134,875)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	328	328
Swap Agreements	$31,252,864	$-	$-	$-	$31,252,864

Inflation-Protected and Income Fund
Liability Derivatives
Futures Contracts	$-	$-	$-	$(1,347)	$(1,347)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	12	12

Core Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$47,215	$47,215
Swap Agreements	481,529	-	-	-	481,529

Total Value	$481,529	$-	$-	$47,215	$528,744

Liability Derivatives
Swap Agreements	$(372,182)	$-	$-	$-	$(372,182)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	652	652
Swap Agreements	$110,989,147	$-	$-	$-	$110,989,147

Diversified Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$38,915	$38,915
Swap Agreements	30,811	-	-	-	30,811

Total Value	$30,811	$-	$-	$38,915	$69,726

Liability Derivatives
Futures Contracts	$-	$-	$-	$(84,705)	$(84,705)
Swap Agreements	(55,990)	-	-	-	(55,990)

Total Value	$(55,990)	$-	$-	$(84,705)	$(140,695)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Diversified Bond Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	169	169
Swap Agreements	$15,481,973	$-	$-	$-	$15,481,973

International Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$120,735	$-	$120,735

Liability Derivatives
Forward Contracts	$-	$-	$(1,553,803)	$-	$(1,553,803)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$31,992,259	$-	$31,992,259

Balanced Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$1,582	$1,582
Swap Agreements	11,722	-	-	-	11,722

Total Value	$11,722	$-	$-	$1,582	$13,304

Liability Derivatives
Futures Contracts	$-	$(14,310)	$-	$(2,614)	$(16,924)
Swap Agreements	(9,200)	-	-	-	(9,200)

Total Value	$(9,200)	$(14,310)	$-	$(2,614)	$(26,124)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	54	-	18	72
Swap Agreements	$2,795,920	$-	$-	$-	$2,795,920

Barings Dynamic Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-	$1,431	$-	$1,431
Futures Contracts	-	3,236	-	-	3,236

Total Value	$-	$3,236	$1,431	$-	$4,667

Liability Derivatives
Forward Contracts	$-	$-	$(16,125)	$-	$(16,125)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$2,041,524	$-	$2,041,524
Futures Contracts	-	16	-	-	16

Small/Mid Cap Opportunities Fund
Asset Derivatives
Rights	$-	$6	$-	$-	$6

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	600	-	-	600

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Global Fund
Asset Derivatives
Rights	$-	$79,182	$-	$-	$79,182

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	129,846	-	-	129,846

International Equity Fund
Asset Derivatives
Warrants	$-	$4,836	$-	$-	$4,836

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	4,958,618	-	-	4,958,618

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for rights and warrants at December 31, 2012.

Further details regarding the derivatives and other investments held by the Funds at December 31, 2012, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at December 31, 2012. A Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund
BUYS
Deutsche Bank AG	2,363,000	Euro	1/18/13	$3,029,248	$3,119,442	$90,194
Deutsche Bank AG	1,105,000,000	Japanese Yen	1/11/13	13,913,197	12,755,081	(1,158,116)

				$16,942,445	$15,874,523	$(1,067,922)

SELLS
Credit Suisse Securities LLC	3,700,000	Norwegian Krone	1/18/13	$659,821	$665,375	$(5,554)
Credit Suisse Securities LLC	1,100,000	Polish Zloty	1/11/13	353,271	355,097	(1,826)

				1,013,092	1,020,472	(7,380)

Deutsche Bank AG	3,309,000	Australian Dollar	1/18/13	3,412,770	3,432,409	(19,639)
Deutsche Bank AG	1,194,000	British Pound	1/18/13	1,902,969	1,939,515	(36,546)
Deutsche Bank AG	887,000	Canadian Dollar	1/18/13	888,128	891,444	(3,316)
Deutsche Bank AG	39,000,000	Japanese Yen	1/11/13	480,720	450,179	30,541
Deutsche Bank AG	11,374,000	Mexican Peso	1/11/13	857,145	879,293	(22,148)
Deutsche Bank AG	640,000	Norwegian Krone	1/18/13	111,688	115,092	(3,404)
Deutsche Bank AG	9,821,000	Polish Zloty	1/11/13	2,984,680	3,170,371	(185,691)
Deutsche Bank AG	330,000	Singapore Dollar	1/18/13	269,309	270,139	(830)
Deutsche Bank AG	22,200,000	South African Rand	1/11/13	2,521,028	2,615,804	(94,776)
Deutsche Bank AG	4,100,000	Swedish Krona	1/18/13	608,285	630,242	(21,957)

				14,036,722	14,394,488	(357,766)

				$15,049,814	$15,414,960	$(365,146)

Barings Dynamic Allocation Fund
BUYS
Deutsche Bank AG	760,000	Australian Dollar	1/09/13	$796,212	$788,871	$(7,341)

State Street Bank and Trust Co.	423,000	Polish Zloty	1/10/13	137,608	136,565	(1,043)

				$933,820	$925,436	$(8,384)

SELLS
JP Morgan Chase Bank	760,000	Australian Dollar	1/09/13	$790,302	$788,871	$1,431
JP Morgan Chase Bank	1,007,000	Polish Zloty	1/09/13	317,402	325,143	(7,741)

				$1,107,704	$1,114,014	$(6,310)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets.

Notes to Portfolio of Investments (Unaudited) (Continued)

Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at December 31, 2012:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund
SELLS
147	U.S. Treasury Note 10 Year	3/19/13	$(19,518,844)	$40,082
181	U.S. Treasury Note 5 Year	3/28/13	(22,518,945)	(23,307)

				$16,775

Inflation-Protected and Income Fund
SELLS
12	U.S. Treasury Note 5 Year	3/28/13	$(1,492,969)	$(1,347)

Core Bond Fund
BUYS
469	U.S. Treasury Note 2 Year	3/28/13	$103,399,844	$37,997
183	U.S. Treasury Note 5 Year	3/28/13	22,767,773	9,218

				$47,215

Diversified Bond Fund
BUYS
24	Ultra Long U.S. Treasury Bond	3/19/13	$3,902,250	$(67,738)
12	U.S. Treasury Note 2 Year	3/28/13	2,645,625	1,220
69	U.S. Treasury Note 5 Year	3/28/13	8,584,570	(16,967)

				$(83,485)

SELLS
20	U.S. Treasury Bond 30 Year	3/19/13	$(2,950,000)	$25,956
44	U.S. Treasury Note 10 Year	3/19/13	(5,842,375)	11,739

				$37,695

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Balanced Fund
BUYS
54	S&P 500 E Mini Index	3/15/13	$3,834,270	$(14,310)
1	U.S. Treasury Bond 30 Year	3/19/13	147,500	(2,059)
2	U.S. Treasury Note 10 Year	3/19/13	265,563	(555)
11	U.S. Treasury Note 2 Year	3/28/13	2,425,156	1,119
4	U.S. Treasury Note 5 Year	3/28/13	497,656	463

				$(15,342)

Barings Dynamic Allocation Fund
BUYS
16	Euro Stoxx 50 Index	3/15/13	$415,949	$3,236

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the

Notes to Portfolio of Investments (Unaudited) (Continued)

difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at December 31, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund*
Credit Default Swaps
$9,200,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	$(135,252)	$86,909	$(48,343)

10,675,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.18†	(71,182)	15,089	(56,093)
1,065,601	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(47,952)	69,264	21,312
1,189,508	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(35,689)	59,479	23,790
158,601	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(8,327)	11,499	3,172
2,081,640	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(159,643)	201,276	41,633
1,982,514	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(54,519)	94,169	39,650

							(377,312)	450,776	73,464

4,900,000	USD	12/20/17	JP Morgan Chase Bank	Buy	(1.000)%	CDX.NA.IG.19†	(28,278)	21,146	(7,132)

Core Bond Fund**
Credit Default Swaps
35,620,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	(523,659)	336,489	(187,170)

4,020,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	4,545	-	4,545

30,500,000	USD	6/20/17	Goldman Sachs & Co	Buy	(1.000)%	CDX.NA.IG.18†	(203,378)	43,111	(160,267)
9,218,690	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1†	(322,680)	507,054	184,374
3,572,986	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1†	(133,997)	205,457	71,460
4,440,831	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1†	(340,572)	429,389	88,817
2,478,142	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(111,516)	161,079	49,563
4,138,498	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1†	(113,809)	196,579	82,770

							(1,225,952)	1,542,669	316,717

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Core Bond Fund** (Continued)
Credit Default Swaps (Continued)
$17,000,000	USD	12/20/17	JP Morgan Chase Bank	Buy	(1.000)%	CDX.NA.IG.19†	$(98,109)	$73,364	$(24,745)

Diversified Bond Fund***
Credit Default Swaps
4,750,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	(69,831)	44,871	(24,960)

1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	1,272	-	1,272

1,980,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(5.000)%	CDX.NA.HY.18†	(103,654)	95,287	(8,367)
4,950,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(5.000)%	CDX.NA.HY.18†	(153,948)	133,031	(20,917)
74,344	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(3,904)	5,390	1,486
396,503	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(30,408)	38,338	7,930
436,153	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(19,627)	28,350	8,723
569,973	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(15,674)	27,074	11,400

							(327,215)	327,470	255

1,200,000	USD	12/20/17	JP Morgan Chase Bank	Buy	(1.000)%	CDX.NA.IG.19†	(6,925)	5,179	(1,746)

Balanced Fund****
Credit Default Swaps
590,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	(8,674)	5,574	(3,100)

180,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	203	-	203

1,050,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.18†	(7,002)	1,484	(5,518)
64,432	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(2,255)	3,544	1,289
313,237	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(24,023)	30,288	6,265
74,344	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(3,345)	4,832	1,487
123,907	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1†	(3,407)	5,885	2,478

							(40,032)	46,033	6,001

400,000	USD	12/20/17	JP Morgan Chase Bank	Buy	(1.000)%	CDX.NA.IG.19†	(2,308)	1,726	(582)

USD	U.S. Dollar
*	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $130,000 in cash at December 31, 2012.
**	Collateral for swap agreements held by Barclays Bank PLC amounted to $398,076 in securities at December 31, 2012; and collateral for swap agreements received from Goldman Sachs & Co. amounted to $210,000 in cash at December 31, 2012.
***	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $270,000 in cash at December 31, 2012.
****	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $30,000 in cash at December 31, 2012.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Notes to Portfolio of Investments (Unaudited) (Continued)

Rights and Warrants

A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. The Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to

Notes to Portfolio of Investments (Unaudited) (Continued)

perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

Notes to Portfolio of Investments (Unaudited) (Continued)

At December 31, 2012, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Reverse repurchase agreements generally create investment leverage. If the counterparty in such a transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase agreements at December 31, 2012:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 11/01/12, 0.290%, to be repurchased on demand until 2/01/13 at value plus accrued interest.	$9,167,000
Agreement with Banque Paribas, dated 11/15/12, 0.230%, to be repurchased on demand until 2/15/13 at value plus accrued interest.	938,000
Agreement with Banque Paribas, dated 11/15/12, 0.280%, to be repurchased on demand until 2/15/13 at value plus accrued interest.	3,698,000
Agreement with Banque Paribas, dated 12/20/12, 0.280%, to be repurchased on demand until 3/20/13 at value plus accrued interest.	18,682,475
Agreement with Barclays Bank PLC, dated 10/04/12, 0.300%, to be repurchased on demand until 1/04/13 at value plus accrued interest.	10,276,456
Agreement with Barclays Bank PLC, dated 11/15/12, 0.340%, to be repurchased on demand until 2/14/13 at value plus accrued interest.	6,890,850
Agreement with Barclays Bank PLC, dated 12/06/12, 0.340%, to be repurchased on demand until 3/06/13 at value plus accrued interest.	3,221,250
Agreement with Barclays Bank PLC, dated 12/13/12, 0.330%, to be repurchased on demand until 3/13/13 at value plus accrued interest.	8,040,288
Agreement with Barclays Bank PLC, dated 12/19/12, 0.330%, to be repurchased on demand until 3/19/13 at value plus accrued interest.	18,646,125
Agreement with Daiwa Securities, dated 11/29/12, 0.290%, to be repurchased on demand until 1/25/13 at value plus accrued interest.	2,550,000
Agreement with Daiwa Securities, dated 11/29/12, 0.300%, to be repurchased on demand until 2/27/13 at value plus accrued interest.	9,141,250
Agreement with Deutsche Bank AG, dated 10/11/12, 0.280%, to be repurchased on demand until 1/11/13 at value plus accrued interest.	12,249,755

Notes to Portfolio of Investments (Unaudited) (Continued)

Description	Value
Agreement with Deutsche Bank AG, dated 10/24/12, 0.300%, to be repurchased on demand until 1/24/13 at value plus accrued interest.	$11,024,102
Agreement with Deutsche Bank AG, dated 11/14/12, 0.300%, to be repurchased on demand until 2/14/13 at value plus accrued interest.	10,404,316
Agreement with Goldman Sachs & Co., dated 10/24/12, 0.320%, to be repurchased on demand until 1/24/13 at value plus accrued interest.	7,307,302
Agreement with Goldman Sachs & Co., dated 11/15/12, 0.340%, to be repurchased on demand until 2/14/13 at value plus accrued interest.	13,517,860
Agreement with Goldman Sachs & Co., dated 12/11/12, 0.330%, to be repurchased on demand until 3/08/13 at value plus accrued interest.	19,959,524
Agreement with Goldman Sachs & Co., dated 12/11/12, 0.330%, to be repurchased on demand until 3/12/13 at value plus accrued interest.	3,632,736
Agreement with Goldman Sachs & Co., dated 12/18/12, 0.330%, to be repurchased on demand until 3/19/13 at value plus accrued interest.	27,988,919
Agreement with HSBC Finance Corp., dated 10/12/12, 0.290%, to be repurchased on demand until 1/09/13 at value plus accrued interest.	26,964,400
Agreement with HSBC Finance Corp., dated 10/24/12, 0.280%, to be repurchased on demand until 1/24/13 at value plus accrued interest.	5,138,400
Agreement with HSBC Finance Corp., dated 11/01/12, 0.300%, to be repurchased on demand until 2/01/13 at value plus accrued interest.	10,150,500
Agreement with HSBC Finance Corp., dated 11/14/12, 0.3000%, to be repurchased on demand until 2/14/13 at value plus accrued interest.	9,608,075
Agreement with HSBC Finance Corp., dated 11/28/12, 0.270%, to be repurchased on demand until 2/27/13 at value plus accrued interest.	8,057,613
Agreement with HSBC Finance Corp., dated 12/07/12, 0.270%, to be repurchased on demand until 3/07/13 at value plus accrued interest.	6,450,000
Agreement with HSBC Finance Corp., dated 12/12/12, 0.270%, to be repurchased on demand until 3/12/13 at value plus accrued interest.	13,405,000
Agreement with Morgan Stanley & Co., dated 10/26/12, 0.300%, to be repurchased on demand until 1/25/13 at value plus accrued interest.	1,249,327
Agreement with Morgan Stanley & Co., dated 11/15/12, 0.340%, to be repurchased on demand until 2/14/13 at value plus accrued interest.	9,903,491
Agreement with Morgan Stanley & Co., dated 12/06/12, 0.320%, to be repurchased on demand until 3/06/13 at value plus accrued interest.	14,524,060

$302,787,074

Average balance outstanding	$75,744,635
Maximum balance outstanding	$310,106,770
Average interest rate	0.28%
Weighted average maturity	48 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive

Notes to Portfolio of Investments (Unaudited) (Continued)

compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund, Focused International Fund, and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Barings Dynamic Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Barings Dynamic Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At December 31, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$491,407,169	$8,151,592	$(2,123,900)	$6,027,692
Inflation-Protected and Income Fund	618,888,100	38,104,934	(420,591)	37,684,343
Core Bond Fund	2,045,566,549	71,713,543	(11,113,471)	60,600,072
Diversified Bond Fund	115,629,176	5,231,803	(2,369,394)	2,862,409
High Yield Fund	230,758,975	11,773,465	(3,907,859)	7,865,606
International Bond Fund	64,241,656	2,903,688	(1,105,933)	1,797,755
Balanced Fund	135,631,909	8,155,602	(1,620,668)	6,534,934
Barings Dynamic Allocation Fund	19,685,022	504,767	(24,901)	479,866
Value Fund	138,040,929	15,993,155	(2,968,598)	13,024,557
Disciplined Value Fund	264,593,866	26,742,051	(3,504,003)	23,238,048
Main Street Fund	133,613,588	32,054,120	(1,456,792)	30,597,328
Capital Appreciation Fund	220,426,921	66,535,393	(4,078,153)	62,457,240
Disciplined Growth Fund	254,583,099	25,139,419	(4,942,893)	20,196,526

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small/Mid Cap Opportunities Fund	$130,574,398	$14,945,218	$(3,179,546)	$11,765,672
Global Fund	287,293,380	100,631,191	(11,490,249)	89,140,942
International Equity Fund	420,910,033	129,373,487	(26,053,808)	103,319,679
Focused International Fund	138,293,292	15,215,986	(10,419,892)	4,796,094
Strategic Emerging Markets Fund	134,613,377	16,221,842	(6,230,402)	9,991,440

Note: The aggregate cost for investments for the Money Market Fund at December 31, 2012, is the same for financial reporting and federal income tax purposes.

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended December 31, 2012, was as follows:

	Number of Shares Held as of 9/30/12	Purchases	Sales	Number of Shares Held as of 12/31/12	Value as of 12/31/12	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund, Class E*	5,182,105	13,646,907	12,009,638	6,819,374	$6,819,374	$1,384	$-

International Equity Fund
Oppenheimer Institutional Money Market Fund, Class E*	15,511,786	37,158,550	39,518,608	13,151,728	$13,151,728	$5,779	$-

*	Fund advised by OppenheimerFunds, Inc.

5.	New Accounting Pronouncements

On December 16, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), as clarified with ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” issued in January 2013. ASU 2011-11 amends FASB Accounting Standards Codification Topic 210, specifically requiring an entity to disclose information about offsetting and related arrangements and the effect those arrangements have on the financial position. ASU 2011-11 is effective in annual reporting periods beginning on or after January 1, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction (“LBO”) by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small/Mid Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

Notes to Portfolio of Investments (Unaudited) (Continued)

In addition, on June 2, 2011, the Disciplined Value Fund and Small/Mid Cap Opportunities Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”) in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to December 31, 2012, through the date when the Portfolios of Investments were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments, other than those disclosed below.

Effective February 25, 2012, Class N shares of the Diversified Bond Fund are no longer available.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	2/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	2/26/13

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	2/26/13